UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2015

Date of reporting period: June 30, 2015

ITEM 1. REPORTS TO STOCKHOLDERS.

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The use of quantitative models may lead to high levels of trading and concentration among certain investments, resulting in higher trading costs and return volatility. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2015

Dear Shareholders,

During the first six months of the year, U.S. bond prices fell. Rising rates and wider spreads caused negative returns in most fixed-income categories. Long-duration bonds had the largest decline and lower-credit categories outperformed as higher coupons helped offset rising rates. Following the strongest first quarter since 2008, the managed futures category endured a challenging second quarter.

The BofA Merrill Lynch 3-Month Treasury Bill Index, which is the performance benchmark for the American Beacon AHL Managed Futures Strategy Fund, gained a scant 0.01% during the six-month period under review. The benchmark, an unmanaged market index of U.S. Treasury securities maturing in 90 days, assumes reinvestment of all income.

For the six months ended June 30, 2015, the American Beacon AHL Managed Futures Strategy Fund (Investor Class) returned -1.56%.

American Beacon Advisors identifies and partners with experienced asset managers from across all asset classes to help protect our shareholders’ portfolios over the long term. We are proud to offer a variety of funds that allow investors to take advantage of different asset classes.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

American Beacon AHL Managed Futures Strategy FundSM

Performance Overview

June 30, 2015 (Unaudited)

The Investor Class of the American Beacon AHL Managed Futures Strategy Fund (the “Fund”) returned -1.56% for the six months ended June 30, 2015.

Total Returns for the Period ended 6/30/15

	Ticker	6 Months*	Since incep. (8/19/14)*
Institutional Class (1,5)	AHLIX	(1.46)%	11.78%
Y Class (1,5)	AHLYX	(1.46)%	11.68%
Investor Class (1,5)	AHLPX	(1.56)%	11.47%
A Class with sales load (1,2,5)	AHLAX	(7.24)%	5.06%
A Class without sales load (1,2,5)	AHLAX	(1.56)%	11.47%
C Class with sales load (1,3,5)	AHLCX	(2.93)%	9.76%
C Class without sales load (1,3,5)	AHLCX	(1.93)%	10.76%
BofA Merrill Lynch 3-Month Treasury Bill Index (4)		0.01%	0.02%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown.
2.	A Class shares have a maximum sales charge of 5.75%.
3.	C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
4.	The BofA Merrill Lynch 3-Month Treasury Bill Index is designed to measure the total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90-day maturity.
5.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 2.29%, 2.39%, 2.67%, 2.69%, and 3.44%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The first half of 2015 was a tale of two quarters. Strong trend continuation in Bonds (long), Currencies (long U.S. dollar), and Energy (short) drove strong performance in the first quarter. Reversals in these profitable first quarter trends which began in late April caused the Fund to give back all of its profits and turn negative by the end of the period.

The sole sector that posted positive performance in the first half of 2015 was Equities, pulled higher by long positions in the Japan Nikkei and Hong Kong Hang Seng, each adding 0.4%.

The remaining sectors all detracted from performance. The Energy sector detracted the most returning -0.5%. A short position in Natural Gas generated the greatest losses (-0.3%) as warmer weather in the U.S. during May and June pushed prices higher. Additionally, a short position in Heating Oil contributed a loss of 0.1%.

The Metals sector posted a loss of 0.4% during the period, and the bulk of the loss occurred during the second quarter. Driving the loss were short positions in precious metals Gold (-0.4%) and Silver (-0.3%) as these safe haven assets were bid up during the volatility of the Greek financial crisis.

Within the Interest Rates sector, long positions in the shorter-dated Sterling and Eurodollar contracts lost 0.2% and 0.1%, respectively, as global yields drifted higher beginning in late April.

The Agricultural sector positions were detrimental to the Fund over the period. Short positions in Soybeans (-0.3%) and Corn (-0.2%) detracted the most. A majority of the losses occurred in late June as the Midwestern region of the United States became inundated with rain causing acreage and crop yields to decline and prices to spike higher.

American Beacon AHL Managed Futures Strategy FundSM

Performance Overview

June 30, 2015 (Unaudited)

In the Currency sector, the Fund entered the year with a meaningful long U.S. dollar position before flipping to a short U.S. dollar position in April and then back again to a long U.S. dollar position in the last part of May. This created a challenging environment for the Fund’s trend-following philosophy. Leading detractors were a short position in the Swiss franc versus U.S. dollar (-0.7%) driven by the Swiss National Bank’s removal of the Swiss franc’s peg with the euro in January. A short position in the Mexican peso versus U.S. dollar (-0.6%) was another meaningful negative contributor.

Lastly, within the Bond sector a long position in the Japanese 10-year lost 0.4% while a long position in the British 10-year lost 0.1%.

Looking forward, the Fund’s sub-advisor will continue to implement its trading strategy designed to capitalize on price trends (up or down) in a broad range of global stock index, bond, currency, short-term interest rate and commodity futures markets seeking to achieve the Fund’s goal of capital growth.

Sector Exposure		% of VaR
Commodities		36.9
Equities		29.4
Currencies		17.1
Fixed Income		16.6

Holdings Summary
Number of Long Holdings		21
Number of Short Holdings		26
Number of Currency Pairs		18

Top Active Exposures by Sector
Commodities		% of VaR
Gold Futures	Short	7.00
Natural Gas Futures	Short	6.27
Crude Oil Futures	Short	6.46

Currencies		% of VaR
KRW/USD	Short	6.68
MRY/USD	Short	6.50
JPY/USD	Short	5.66

Equities		% of VaR
S&P 500 Futures	Long	5.22
Russell 2000 Futures	Long	3.86
Nikkei Futures	Long	3.69

Fixed Income		% of VaR
U.S. Treasury Futures	Short	5.46
Australian Bond Futures	Short	5.76
U.K. Gilt Futures	Short	3.27

American Beacon AHL Managed Futures Strategy FundSM

Fund Expenses

June 30, 2015 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses

The “Actual” line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Shareholders that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your cost would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Institutional Class
Actual	$1,000.00	$985.39	$7.58
Hypothetical **	$1,000.00	$1,017.16	$7.70
Y Class
Actual	$1,000.00	$985.38	$8.07
Hypothetical **	$1,000.00	$1,016.66	$8.20
Investor Class
Actual	$1,000.00	$984.44	$9.45
Hypothetical **	$1,000.00	$1,015.27	$9.59
A Class
Actual	$1,000.00	$984.44	$9.55
Hypothetical **	$1,000.00	$1,015.17	$9.69
C Class
Actual	$1,000.00	$980.73	$13.21
Hypothetical **	$1,000.00	$1,011.46	$13.42

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.54%, 1.64%, 1.92%, 1.94%, and 2.69% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS – 93.32%
Money Market Funds – 1.57%
JPMorgan U.S. Government Money Market Fund, Capital ClassA	856,272	$856

	Par Amount
	(000’s)
U.S. Treasury Bills – 91.75%
U.S. Treasury Bill , 0.00%, Due 9/17/2015A	50,000,000	50,000

Total Short-Term Investments (Cost $50,856)		50,856

TOTAL INVESTMENTS - 93.32% (Cost $50,856)		50,856
OTHER ASSETS, NET OF LIABILITIES – 6.68%		3,637

TOTAL NET ASSETS - 100.00%		$54,493

Percentages are stated as a percent of net assets.

Purchased Futures Contracts Open on June 30, 2015:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Cocoa FuturesA	36	September 2015	$1,176,840	$34,058
Gasoline RBOB FuturesA	5	July 2015	430,374	2,709
LME Copper FuturesA	1	July 2015	143,931	(15,085)
LME Lead FuturesA	4	July 2015	174,925	(33,268)
LME Nickel FuturesA	1	July 2015	71,637	(6,755)
LME Primary Aluminum FuturesA	2	August 2015	83,775	(7,457)
LME Primary Aluminum FuturesA	7	July 2015	290,238	(46,722)
LME Zinc FuturesA	1	August 2015	49,875	(6,469)
LME Zinc FuturesA	7	July 2015	348,556	(53,177)
Wheat (CBT) FuturesA	6	December 2015	186,600	11,237

			$2,956,751	$(120,929)

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar Futures	21	June 2017	$5,158,912	$645
90-Day Eurodollar Futures	49	September 2016	12,109,125	13,456
90-Day Sterling Futures	2	September 2016	388,099	(512)
Pound Sterling Currency Futures	41	September 2015	4,029,531	31,898

			$21,685,667	$45,487

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	4	July 2015	$421,012	$(14,208)
CAC40 Index Futures	8	July 2015	426,898	(18,204)
DAX Index Futures	1	September 2015	306,625	(13,003)
Euro Stoxx 50 Index Futures	13	September 2015	497,981	(26,763)
FTSE 100 Index Futures	2	September 2015	204,074	(7,009)
FTSE/MIB Index Futures	3	September 2015	377,482	(17,208)
Hang Seng Index Futures	6	July 2015	1,014,146	(40,188)
H-SHARES Index Futures	5	July 2015	416,852	(21,263)
IBEX 35 Index Futures	2	July 2015	240,248	(12,458)
MSCI Taiwan Stock Index Futures	8	July 2015	273,840	(4,330)
NASDAQ 100 E-Mini Futures	8	September 2015	702,440	(23,326)
Nikkei 225 (SGX) Futures	14	September 2015	1,160,518	(9,514)

See accompanying notes 5

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2015 (Unaudited)

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
OMXS30 Index Futures	17	July 2015	$316,167	$(8,223)
E-Mini Russell 2000 Futures	17	September 2015	2,125,680	(26,848)
S&P/TSX 60 Index Futures	1	September 2015	135,132	(3,828)
S&P 500 E-mini Futures	18	September 2015	1,848,960	(51,776)
TOPIX Index Futures	5	September 2015	666,136	(17,029)

			$11,134,191	$(315,178)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	23	September 2015	$6,406,859	$(139)
U.S. 2-Year Treasury Note Futures	75	September 2015	16,420,313	15,873
U.S. 5-Year Treasury Note Futures	13	September 2015	1,550,352	2,169

			$24,377,524	$17,903

Sold Futures Contracts Open on June 30, 2015:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Brent Crude FuturesA	15	August 2015	$(953,850)	$(4,994)
Coffee ‘C’ FuturesA	8	September 2015	(397,200)	(9,167)
Copper FuturesA	16	September 2015	(1,046,000)	18,229
Corn FuturesA	41	December 2015	(884,575)	(106,375)
Gold 100oz FuturesA	29	August 2015	(3,398,220)	28,674
LME Copper FuturesA	2	August 2015	(288,050)	11,188
LME Copper FuturesA	1	July 2015	(143,931)	4,200
LME Copper FuturesA	1	September 2015	(144,081)	(200)
LME Lead FuturesA	4	July 2015	(144,081)	15,670
LME Lead FuturesA	4	September 2015	(174,925)	2,579
LME Nickel FuturesA	2	August 2015	(175,825)	9,865
LME Nickel FuturesA	2	July 2015	(143,478)	8,905
LME Nickel FuturesA	2	September 2015	(143,274)	13,807
LME Primary Aluminum FuturesA	42	August 2015	(143,658)	92,219
LME Primary Aluminum FuturesA	7	July 2015	(290,238)	21,029
LME Primary Aluminum FuturesA	2	September 2015	(84,238)	1,593
LME Zinc FuturesA	1	August 2015	(49,875)	1,288
LME Zinc FuturesA	7	July 2015	(348,556)	25,540
LME Zinc FuturesA	9	September 2015	(449,663)	7,415
Low Sulphur Gasoil FuturesA	10	July 2015	(573,750)	(10)
Natural Gas FuturesA	23	July 2015	(651,360)	13
Natural Gas Swap FuturesA	4	April 2016	(30,490)	(494)
Natural Gas Swap FuturesA	4	August 2016	(31,430)	(1,434)
Natural Gas Swap FuturesA	8	December 2015	(62,680)	(1,789)
Natural Gas Swap FuturesA	8	February 2016	(64,760)	(3,869)
Natural Gas Swap FuturesA	8	January 2016	(64,820)	(3,928)
Natural Gas Swap FuturesA	4	July 2016	(31,280)	(1,284)
Natural Gas Swap FuturesA	4	June 2016	(30,900)	(904)
Natural Gas Swap FuturesA	8	March 2016	(63,940)	(3,049)
Natural Gas Swap FuturesA	4	May 2016	(30,560)	(564)
Natural Gas Swap FuturesA	8	November 2015	(59,300)	1,591
Natural Gas Swap FuturesA	4	October 2016	(31,660)	(1,664)
Natural Gas Swap FuturesA	4	September 2016	(31,360)	(1,364)
NY Harbor ULSD FuturesA	8	August 2015	(635,006)	(7,359)
Silver FuturesA	14	September 2015	(1,090,670)	44,483
Soybean FuturesA	6	November 2015	(311,175)	(22,738)
Sugar #11 (World Markets) FuturesA	99	October 2015	(1,382,674)	(41,272)
WTI Crude FuturesA	9	August 2015	(535,230)	(8,294)

			$(16,731,957)	$87,536

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2015 (Unaudited)

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar Futures	3	March 2018	$(733,762.00)	$(1,392)
90-Day Sterling Futures	56	June 2017	(10,817,270)	(9,524)
Australian Dollar Currency Futures	15	September 2015	(1,152,750)	(8,204)
Canadian Dollar Currency Futures	12	September 2015	(959,760)	2,578
Swiss Franc Currency Futures	1	September 2015	(134,025)	949
U.S. Dollar Index Futures	1	September 2015	(95,661)	(1,593)
Euro FX Currency Futures	8	September 2015	(1,115,600)	(11,020)
Japanese Yen Currency Futures	44	September 2015	(4,500,375)	(73,467)
Mexican Peso Futures	20	September 2015	(632,700)	1,956

			$(20,141,903)	$(99,717)

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
FTSE/JSE Top 40 Index Futures	8	September 2015	$(304,060)	$(1,327)
KOSPI 200 Index Futures	4	September 2015	(452,284)	(4,983)

			$(756,344)	$(6,310)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	14	June 2017	$(3,894,365)	$(3,130)
3-Month Euro Euribor Futures	59	March 2018	(16,378,255)	(14,778)
Australia 10-Year Bond Futures	33	September 2015	(3,189,301)	(21,703)
Australia 3-Year Bond Futures	40	September 2015	(3,436,285)	848
Euro-Buxl 30-Year Bond Futures	2	September 2015	(331,422)	(848)
Euro-Bobl Futures	6	September 2015	(866,773)	(4,997)
Euro-Bond Futures	7	September 2015	(1,186,200)	(11,085)
10-Year Japanese Government Bond (OSE) Futures	2	September 2015	(2,401,765)	(13,730)
Long GILT Futures	15	September 2015	(2,727,611)	(8,636)
U.S. 10-Year Treasury Note Futures	11	September 2015	(1,387,891)	(11,587)
U.S. Long Bond (CBT) Futures	6	September 2015	(905,062)	7,589
U.S. Ultra Bond (CBT) Futures	11	September 2015	(1,694,688)	23,210

			$(33,399,618)	$(58,847)

Forward Currency Contracts Open at June 30, 2015:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	PHP	55,429	7/6/2015	DUB	$70	$—	$7
Buy	AUD	23,823	7/17/2015	RBS	239	—	239
Buy	EUR	29,812	7/17/2015	DUB	189	—	189
Buy	JPY	46,455	7/17/2015	DUB	186	—	186
Buy	SEK	7,548	7/17/2015	DUB	47	—	47
Buy	JPY	50,499	7/17/2015	DUB	198	—	198
Buy	ZAR	562	7/17/2015	DUB	4	—	4
Buy	PHP	55,429	7/6/2015	DUB	96	—	96
Buy	PHP	55,429	7/6/2015	DUB	47	—	47
Buy	PHP	55,429	7/6/2015	DUB	3	—	3
Buy	PHP	55,429	7/6/2015	DUB	9	—	9
Buy	TWD	81,033	7/20/2015	DUB	—	(384)	(384)
Buy	KRW	89,614	7/20/2015	DUB	—	(1,032)	(1,032)
Buy	INR	391,745	7/13/2015	DUB	—	(243)	(243)
Buy	SEK	109,986	7/17/2015	DUB	—	(2,113)	(2,113)
Buy	KRW	179,227	7/20/2015	DUB	—	(2,039)	(2,039)
Buy	KRW	89,614	7/20/2015	DUB	—	(1,027)	(1,027)
Buy	CNY	2,656,863	7/23/2015	HUS	—	(35,981)	(35,981)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2015 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	BRL	763,038	8/4/2015	HUS	$—	$(5,709)	$(5,709)
Buy	BRL	1,061,400	7/2/2015	HUS	—	(14,430)	(14,430)
Buy	BRL	32,164	7/2/2015	HUS	238	—	238
Buy	BRL	64,327	7/2/2015	HUS	473	—	473
Buy	CLP	78,167	7/8/2015	RBS	—	(873)	(873)
Buy	CLP	78,167	7/8/2015	RBS	—	(4,126)	(4,126)
Buy	BRL	160,818	7/2/2015	HUS	224	—	224
Buy	PEN	78,564	7/8/2015	RBS	—	(325)	(325)
Buy	CNY	161,033	7/22/2015	RBS	—	(1,814)	(1,814)
Buy	CLP	78,168	7/8/2015	RBS	—	(4,618)	(4,618)
Buy	PEN	78,564	7/8/2015	RBS	—	(323)	(323)
Buy	CNY	2,657,042	7/22/2015	RBS	—	(30,473)	(30,473)
Buy	CLP	234,502	7/8/2015	RBS	—	(11,008)	(11,008)
Buy	COP	76,720	7/8/2015	RBS	—	(7,780)	(7,780)
Buy	CLP	78,168	7/8/2015	RBS	—	(3,865)	(3,865)
Buy	COP	76,720	7/8/2015	RBS	—	(5,635)	(5,635)
Buy	CLP	390,837	7/8/2015	RBS	—	(15,370)	(15,370)
Buy	PEN	78,564	7/8/2015	RBS	—	(459)	(459)
Buy	BRL	160,818	7/2/2015	HUS	2,171	—	2,171
Buy	TWD	486,197	7/20/2015	DUB	1,153	—	1,153
Buy	JPY	31,491	7/17/2015	DUB	279	—	279
Buy	SEK	7,704	7/17/2015	DUB	—	(95)	(95)
Buy	HKD	53,046	7/17/2015	RBS	7	—	7
Buy	EUR	6,855	7/17/2015	DUB	—	(49)	(49)
Buy	BRL	578,946	7/2/2015	HUS	—	(10,872)	(10,872)
Buy	PEN	78,564	7/8/2015	RBS	15	—	15
Buy	COP	383,599	7/8/2015	RBS	—	(33,373)	(33,373)
Buy	COP	76,720	7/8/2015	RBS	—	(6,540)	(6,540)
Buy	COP	76,720	7/8/2015	RBS	—	(6,624)	(6,624)
Buy	PHP	221,779	7/1/2015	BNP	—	(1,127)	(1,127)
Buy	PHP	221,779	7/1/2015	BRC	—	(1,361)	(1,361)
Buy	PHP	221,779	7/1/2015	BRC	—	(1,385)	(1,385)
Buy	EUR	589,613	7/17/2015	DUB	—	(11,318)	(11,318)
Buy	JPY	294,672	7/17/2015	DUB	988	—	988
Buy	BRL	643,273	7/2/2015	HUS	—	(10,473)	(10,473)
Buy	KRW	89,614	7/20/2015	DUB	—	(1,028)	(1,028)
Buy	KRW	89,614	7/20/2015	DUB	—	(1,024)	(1,024)
Buy	KRW	448,068	7/20/2015	DUB	—	(6,151)	(6,151)
Buy	TWD	81,033	7/20/2015	DUB	—	(557)	(557)
Buy	KRW	179,227	7/20/2015	DUB	—	(2,740)	(2,740)
Buy	KRW	89,614	7/20/2015	DUB	—	(1,360)	(1,360)
Buy	KRW	179,227	7/20/2015	DUB	—	(2,727)	(2,727)
Buy	INR	195,872	7/13/2015	DUB	—	(586)	(586)
Buy	SEK	15,338	7/17/2015	DUB	—	(307)	(307)
Buy	INR	4,438,152	8/14/2015	DUB	—	(7,263)	(7,263)
Buy	INR	548,442	7/13/2015	DUB	3,356	—	3,356
Buy	INR	1,214,408	7/13/2015	DUB	6,603	—	6,603
Buy	BRL	611,109	7/2/2015	HUS	—	(3,758)	(3,758)
Buy	BRL	128,655	7/2/2015	HUS	1,016	—	1,016
Buy	BRL	32,164	7/2/2015	HUS	251	—	251
Buy	PEN	78,564	7/8/2015	RBS	—	(456)	(456)
Buy	CLP	156,335	7/8/2015	RBS	—	(1,700)	(1,700)
Buy	CLP	78,167	7/8/2015	RBS	—	(442)	(442)
Buy	INR	1,214,408	7/13/2015	DUB	5,982	—	5,982
Buy	BRL	64,327	7/2/2015	HUS	472	—	472
Buy	AUD	14,024	7/17/2015	RBS	—	(90)	(90)
Buy	PHP	55,429	7/6/2015	DUB	32	—	32
Buy	PHP	1,773,738	7/6/2015	DUB	1,670	—	1,670
Buy	PHP	55,376	7/24/2015	DUB	—	(13)	(13)
Buy	PHP	55,376	7/24/2015	DUB	—	(6)	(6)
Buy	CLP	1,876,020	7/8/2015	RBS	—	(3,385)	(3,385)
Buy	PEN	1,728,411	7/8/2015	RBS	—	(1,965)	(1,965)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2015 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	PHP	55,429	7/6/2015	DUB	$—	$(117)	$(117)
Sell	BRL	192,982	7/2/2015	HUS	—	(6,524)	(6,524)
Sell	BRL	160,818	7/2/2015	HUS	—	(4,613)	(4,613)
Sell	MYR	66,166	7/20/2015	DUB	566	—	566
Sell	EUR	892,057	7/17/2015	RBS	21,103	—	21,103
Sell	GBP	311,267	7/17/2015	RBS	4,108	—	4,108
Sell	AUD	385,463	7/17/2015	RBS	3,617	—	3,617
Sell	HKD	278,734	7/17/2015	RBS	—	(56)	(56)
Sell	JPY	443,964	7/17/2015	RBS	—	(958)	(958)
Sell	BRL	96,491	7/2/2015	HUS	—	(1,793)	(1,793)
Sell	PHP	1,662,879	7/6/2015	DUB	—	(9,804)	(9,804)
Sell	PHP	2,768,797	7/24/2015	DUB	—	(14,280)	(14,280)
Sell	HKD	63,181	7/17/2015	RBS	—	(2)	(2)
Sell	JPY	47,892	7/17/2015	DUB	—	(274)	(274)
Sell	GBP	6,569	7/17/2015	RBS	58	—	58
Sell	ZAR	4,820	7/17/2015	DUB	—	(14)	(14)
Sell	CLP	77,700	9/11/2015	RBS	649	—	649
Sell	JPY	15,407	7/17/2015	DUB	—	(87)	(87)
Sell	EUR	37,638	7/17/2015	DUB	613	—	613
Sell	CLP	312,670	7/8/2015	RBS	10,041	—	10,041
Sell	CLP	78,168	7/8/2015	RBS	2,332	—	2,332
Sell	CLP	1,094,345	7/8/2015	RBS	25,476	—	25,476
Sell	COP	76,720	7/8/2015	RBS	1,524	—	1,524
Sell	CNY	2,657,042	7/22/2015	RBS	35,956	—	35,956
Sell	PHP	55,429	7/6/2015	DUB	—	(107)	(107)
Sell	MYR	66,166	7/20/2015	DUB	240	—	240
Sell	MYR	66,166	7/20/2015	DUB	355	—	355
Sell	PHP	55,429	7/6/2015	DUB	—	(241)	(241)
Sell	CNY	80,516	7/22/2015	RBS	941	—	941
Sell	COP	76,720	7/8/2015	RBS	3,184	—	3,184
Sell	COP	76,720	7/8/2015	DUB	2,551	—	2,551
Sell	CLP	78,168	7/8/2015	RBS	2,935	—	2,935
Sell	COP	76,720	7/8/2015	RBS	935	—	935
Sell	BRL	32,164	7/2/2015	HUS	—	(975)	(975)
Sell	BRL	32,164	7/2/2015	HUS	—	(982)	(982)
Sell	CLP	78,168	7/8/2015	RBS	2,611	—	2,611
Sell	BRL	32,164	7/2/2015	HUS	—	(985)	(985)
Sell	BRL	32,164	7/2/2015	HUS	—	(982)	(982)
Sell	BRL	32,164	7/2/2015	HUS	—	(982)	(982)
Sell	PHP	55,429	7/6/2015	DUB	—	(118)	(118)
Sell	CLP	703,507	7/8/2015	RBS	15,975	—	15,975
Sell	BRL	32,164	7/2/2015	HUS	—	(610)	(610)
Sell	KRW	2,509,179	7/20/2015	DUB	10,347	—	10,347
Sell	INR	2,977,258	7/13/2015	DUB	—	(22,359)	(22,359)
Sell	BRL	32,164	7/2/2015	HUS	—	(590)	(590)
Sell	CLP	78,167	7/8/2015	RBS	2,006	—	2,006
Sell	CLP	78,167	7/8/2015	RBS	1,578	—	1,578
Sell	PHP	55,429	7/6/2015	DUB	—	(85)	(85)
Sell	CLP	78,167	7/8/2015	RBS	2,381	—	2,381
Sell	BRL	160,818	7/2/2015	HUS	—	(5,263)	(5,263)
Sell	PEN	1,964,103	7/8/2015	RBS	3,471	—	3,471
Sell	BRL	868,419	7/2/2015	HUS	15,943	—	15,943
Sell	ZAR	12,151	7/17/2015	DUB	—	(272)	(272)
Sell	MYR	4,433,126	7/20/2015	DUB	4,313	—	4,313
Sell	PHP	55,429	7/6/2015	DUB	—	(604)	(604)
Sell	JPY	4,017	7/17/2015	DUB	—	(35)	(35)
Sell	GBP	24,448	7/17/2015	RBS	—	(327)	(327)
Sell	MYR	66,166	7/20/2015	DUB	133	—	133
Sell	AUD	49,410	7/17/2015	RBS	—	(22)	(22)
Sell	EUR	27,152	7/17/2015	DUB	194	—	194
Sell	KRW	368,959	7/17/2015	RBS	—	(848)	(848)
Sell	BRL	160,818	7/2/2015	HUS	2,442	—	2,442

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2015 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	PEN	78,564	7/8/2015	RBS	$74	$—	$74
Sell	COP	76,720	7/8/2015	RBS	3,262	—	3,262
Sell	BRL	546,782	7/2/2015	HUS	—	(9,054)	(9,054)
Sell	COP	76,720	7/8/2015	RBS	1,807	—	1,807
Sell	BRL	160,818	7/2/2015	HUS	—	(3,807)	(3,807)
Sell	BRL	192,982	7/2/2015	HUS	169	—	169
Sell	COP	76,720	7/8/2015	RBS	3,088	—	3,088
Sell	CNY	80,516	7/22/2015	RBS	923	—	923
Sell	PEN	78,564	7/8/2015	RBS	324	—	324
Sell	MYR	66,166	7/20/2015	DUB	444	—	444
Sell	CLP	156,335	7/8/2015	RBS	3,046	—	3,046
Sell	CLP	78,167	7/8/2015	RBS	1,274	—	1,274
Sell	COP	153,440	7/8/2015	RBS	317	—	317
Sell	PHP	55,429	7/6/2015	DUB	—	(393)	(393)
Sell	CLP	78,167	7/8/2015	RBS	1,316	—	1,316
Sell	CLP	78,168	7/8/2015	RBS	2,718	—	2,718
Sell	CLP	78,168	7/8/2015	RBS	2,799	—	2,799
Sell	PHP	1,770,803	8/6/2015	DUB	—	(1,283)	(1,283)
Sell	BRL	158,966	8/4/2015	HUS	630	—	630
Sell	CLP	1,864,799	9/11/2015	RBS	3,196	—	3,196
Sell	COP	152,361	9/11/2015	RBS	486	—	486
Sell	COP	152,361	9/11/2015	RBS	261	—	261
Sell	PEN	1,712,222	9/11/2015	RBS	1,975	—	1,975
Sell	KRW	627,295	7/20/2015	DUB	—	(4,541)	(4,541)
Sell	KRW	89,614	7/20/2015	DUB	—	(509)	(509)
Sell	TWD	405,164	7/20/2015	DUB	—	(1,704)	(1,704)
Sell	KRW	179,227	7/20/2015	DUB	—	(1,028)	(1,028)
Sell	KRW	179,227	7/20/2015	DUB	—	(1,042)	(1,042)
Sell	EUR	47,654	7/17/2015	DUB	—	(321)	(321)
Sell	KRW	89,614	7/20/2015	DUB	—	(512)	(512)
Sell	HKD	39,733	7/17/2015	RBS	—	(4)	(4)
Sell	KRW	89,614	7/20/2015	DUB	—	(513)	(513)
Sell	GBP	15,880	7/17/2015	RBS	—	(13)	(13)
Sell	BRL	190,760	8/4/2015	HUS	—	(2,081)	(2,081)
Sell	KRW	179,227	7/20/2015	DUB	—	(1,031)	(1,031)
Sell	TWD	567,230	7/20/2015	DUB	—	(2,167)	(2,167)
Sell	KRW	806,522	7/20/2015	DUB	—	(6,885)	(6,885)
Sell	KRW	179,227	7/20/2015	DUB	—	(1,025)	(1,025)
Sell	KRW	448,068	7/20/2015	DUB	—	(238)	(238)
Sell	KRW	716,908	7/20/2015	DUB	311	—	311
Sell	PHP	55,429	7/6/2015	DUB	—	(86)	(86)
Sell	BRL	771,928	7/2/2015	HUS	5,400	—	5,400
Sell	MYR	66,166	7/20/2015	DUB	247	—	247

					$238,663	$(381,548)	$(142,885)

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Glossary

Counterparty Abbreviations:

BNP	Banque Nationale De Paris	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland
BRC	Barclays Bank PLC	HUS	HSBC Bank PLC

Currency Abbreviations:

AUD	Australian Dollar	EUR	Euro	MYR	Malaysian Ringgit
BRL	Brazilian Real	GBP	Pound Sterling	PEN	Peruvian Nuevo
CAD	Canadian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Yuan Renminbi	JPY	Japanese Yen
COP	Columbian Peso	KRW	South Korean Won

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Statement of Assets and Liabilities**

June 30, 2015 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investments in unaffiliated securities, at fair value A	$50,856
Deposits with brokers for futures	3,442
Receivable for fund shares sold	542
Receivable for expense reimbursement (Note 2)	29
Receivable for variation margin on open futures contracts	163
Unrealized appreciation from foreign currency contracts	239
Prepaid expenses	113

Total assets	55,384

Liabilities:
Payable for fund shares redeemed	34
Management and investment advisory fees payable	45
Administrative service and service fees payable	24
Transfer agent fees payable	4
Custody and fund accounting fees payable	34
Professional fees payable	45
Prospectus and shareholder reports fees payable	3
Payable for variation margin from open futures contracts	321
Unrealized depreciation from foreign currency contracts	381

Total liabilities	891

Net assets	$54,493

Analysis of Net Assets:
Paid-in-capital	52,434
Undistributed (or overdistribution of) net investment income	167
Accumulated net realized gain	2,492
Unrealized depreciation of foreign currency contracts	(143)
Unrealized depreciation of futures contracts	(457)

Net assets	$54,493

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	322,829

Y Class	1,534,321

Investor Class	1,365,769

A Class	1,740,829

C Class	97,981

Net assets (not in thousands):
Institutional Class	$3,485,871

Y Class	$16,546,881

Investor Class	$14,689,131

A Class	$18,724,058

C Class	$1,047,033

Net asset value, offering and redemption price per share:
Institutional Class	$10.80

Y Class	$10.78

Investor Class	$10.76

A Class	$10.76

A Class (offering price)	$11.42

C Class	$10.69

A Cost of investments in unaffiliated securities	$50,856

**	Consolidated financial statement. See Note 2 in the Notes to Financial Statements for additional information.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Statement of Operations**

For the Six Months ended June 30, 2015 (Unaudited) (in thousands)

Investment Income:
Interest income	$2

Total investment income	2

Expenses:
Management and investment advisory fees (Note 2)	273
Administrative service fees (Note 2):
Institutional Class	22
Y Class	13
Investor Class	19
A Class	23
C Class	1
Transfer agent fees:
Institutional Class	1
Y Class	1
Investor Class	1
A Class	1
C Class	1
Custody and fund accounting fees	40
Professional fees	66
Registration fees and expenses	57
Service fees (Note 2):
Y Class	4
Investor Class	15
A Class	12
C Class	1
Distribution fees (Note 2):
A Class	19
C Class	4
Prospectus and shareholder report expenses	4
Trustee fees	1
Other expenses	3

Total expenses	582

Net fees waived and expenses reimbursed (Note 2)	(118)

Net expenses	464

Net investment income	(462)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Foreign currency transactions	(29)
Futures contracts	1,748
Change in net unrealized appreciation or (depreciation) of:
Foreign currency transactions	(218)
Futures contracts	(2,030)

Net (loss) from investments	(529)

Net (decrease) in net assets resulting from operations	$(991)

**	Consolidated financial statement. See Note 2 in the Notes to Financial Statements for additional information.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Statement of Changes in Net Assets** (in thousands)

	Six Months Ended June 30, 2015	From August 19 to Dec. 31, 2014
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(462)	$902
Net realized gain from investments, foreign currency contracts, and futures contracts	1,719	1,239
Change in net unrealized appreciation or (depreciation) from investments, foreign currency contracts, and futures contracts	(2,248)	1,689

Net increase (decrease) in net assets resulting from operations	(991)	3,830

Distributions to Shareholders:
Net investment income:
Institutional Class	—	(774)
Y Class	—	(12)
Investor Class	—	(35)
A Class	—	(243)
C Class	—	(9)
Net realized gain from investments:
Institutional Class	—	(210)
Y Class	—	(3)
Investor Class	—	(9)
A Class	—	(66)
C Class	—	(3)

Net distributions to shareholders	—	(1,364)

Capital Share Transactions:
Proceeds from sales of shares	49,265	33,129
Reinvestment of dividends and distributions	—	1,364
Cost of shares redeemed	(35,455)	(285)

Net increase in net assets from capital share transactions	13,810	34,208

Net increase in net assets	12,819	36,674

Net Assets:
Beginning of period	41,674	5,000

End of Period *	$54,493	$41,674

* Includes undistributed (or overdistribution of) net investment income	$167	$212

**	Consolidated financial statement. See Note 2 in the Notes to Financial Statements for additional information.

See accompanying notes 13

American Beacon AHL Managed Futures Strategy FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. As of June 30, 2015, the Trust consists of thirty-one active series, one of which is presented in this filing: American Beacon AHL Managed Futures Strategy Fund (the “Fund”). The remaining thirty active series are reported in separate filings.

Effective April 30, 2015 American Beacon Advisors, Inc. (the “Manager”) became a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, two prominent private equity firms. Prior to April 30 the Manager was a wholly-owned subsidiary of Lighthouse Holdings, Inc., which was indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two leading private equity firms.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administration fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, “Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements,” which amends the criteria that define an investment company and clarifies the measurement guidance and requires new disclosures for investment companies. Under the ASU, an entity that is registered under the Investment Company Act of 1940 automatically qualifies as an investment company. The Fund adopted this ASU for the fiscal year ended December 31, 2015. Management has evaluated the implications of the ASU and determined that adoption thereof will not have a material impact on the financial statements.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets. The Fund pays the unaffiliated

American Beacon AHL Managed Futures Strategy FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

investment advisor hired to direct investment activities of the Fund. Management fees paid during the six months ended June 30, 2015 were as follows (in thousands):

Management Fee Rate	Management Fee	Amounts Paid to Investment Sub-Advisors	Amount Paid to Manager
1.05%	$273	$260	$13

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, A, and C Classes of the Fund.

Distribution Plans

The Fund, except for the A and C Classes, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administration fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

A separate Distribution Plan (the “Distribution Plan”) has been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class of the Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan which obligates the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. For the six months ended June 30, 2015, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the classes of the Fund to the extent that total annual fund operating expenses exceeded the Fund’s expense cap. Of these amounts $29,131 was receivable from the Manager at June 30, 2015. For the six months ended June 30, 2015, the Manager reimbursed expenses as follows:

American Beacon AHL Managed Futures Strategy FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

	Expense Cap and Limits		Expiration of
Class	1/1/15 to 6/30/15	Reimbursed Expenses	Reimbursements
Institutional	1.54%	$42,836	2018
Y	1.64%	21,163	2018
Investor	1.92%	16,377	2018
A	1.94%	34,921	2018
C	2.69%	2,466	2018

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager, is $371,247 which will expire in 2017. The Fund has not recorded a liability for these potential reimbursements, due to the current assessment that reimbursements are unlikely.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months ended June 30, 2015, Foreside collected $6,350 from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended June 30, 2015, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended June 30, 2015, CDSC fees of $263 were collected for C Class Shares.

Consolidation of Subsidiaries

The consolidated Schedule of Investments of the Fund includes the accounts of the American Beacon Cayman Managed Futures Strategy Fund Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation for the Fund.

For Federal tax purposes, taxable income for the Fund and its Subsidiary are calculated separately. The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code of 1986 (“the Code”) and the Subsidiary’s taxable income is included in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or future periods. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The Fund may invest up to 25% of its total assets in the Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The Fund expects to achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the Fund, the Subsidiary may invest without limitation in commodities and commodities-related investments.

American Beacon AHL Managed Futures Strategy FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2015	% of Total Net Assets of the Fund at June 30, 2015	Net Realized Gain (Loss) from Investments Held in Subsidiary
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$12,512,475	23.0%	$38,569

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC’’) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The AHL Managed Futures Strategy Fund is a commodity pool, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).

Valuation Inputs

Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

American Beacon AHL Managed Futures Strategy FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all significant transfers between any levels to be disclosed. During the six months ended June 30, 2015, there were no transfers between levels. As of June 30, 2015, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
Money Market Funds	$856	$—	$—	$856
U.S. Treasury Bills	—	50,000	—	50,000

Total Investments in Securities	$856	$50,000	$—	$50,856

Financial Derivative Instruments - Assets
Futures Contracts	$151	$—	$—	$151
Forward Currency Contracts	—	239	—	239

	$151	$239	$—	$390

Financial Derivative Instruments - Liabilities
Futures Contracts	$(601)	$—	$—	$(601)
Forward Currency Contracts	—	(382)	—	(382)

	$(601)	$(382)	$—	$(983)

American Beacon AHL Managed Futures Strategy FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income is recorded on the ex-dividend date. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least semi-annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the

American Beacon AHL Managed Futures Strategy FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the six months ended June 30, 2015, the Fund entered into foreign currency exchange contracts primarily for speculative purposes.

The Fund’s foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD (in thousands).

	Average Forward Foreign Currency Notional Amount Outstanding at June 30, 2015
Fund	Purchased Contracts	Sold Contracts
AHL Managed Futures Strategy	$25,578	$34,044

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the six months ended June 30, 2015, the Fund entered into future contracts primarily for speculative purposes.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

American Beacon AHL Managed Futures Strategy FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

Average Futures Contracts Outstanding
Fund	Six months ended June 30, 2015
AHL Managed Futures Strategy	1,571

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure (in thousands) (1):

AHL Managed Futures Strategy

Fair values of financial instruments on the Statement of Assets and Liabilities as of June 30, 2015 (in thousands):

	Derivatives not accounted for as hedging instruments
	Foreign Exchange Contracts	Commodity Contracts	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation of foreign currency contracts	$239	$—	$—	$—	$—	$239
Receivable for variation margin from open futures contracts(2)	—	38	70	21	34	163

	$239	$38	$70	$21	$34	$402

Liabilities:
Unrealized depreciation of foreign currency contracts	$(381)	$—	$—	$—	$—	$(381)
Payable for variation margin from open futures contracts(2)	—	(255)	(12)	(31)	(23)	(321)

	$(381)	$(255)	$(12)	$(31)	$(23)	$(702)

The effect of financial derivative instruments on the Statement of Operations for the six months ended June 30, 2015 (in thousands):

	Derivatives not accounted for as hedging instruments
	Foreign Exchange Contracts	Commodity Contracts	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Realized gain (loss) of derivatives recognized as a result from operations:
Net realized gain (loss) from foreign currency transactions	$(29)	$—	$—	$—	$—	$(29)
Net realized gain (loss) from futures contracts	—	38	130	1,101	479	1,748

	$(29)	$38	$130	$1,101	$479	$1,719

Net change in unrealized appreciation or (depreciation) of derivatives recognized as a result from operations:
Change in net unrealized appreciation or (depreciation) from foreign currency contracts	$(218)	$—	$—	$—	$—	$(218)
Change in net unrealized appreciation or (depreciation) from futures contracts	—	(660)	(302)	(398)	(670)	(2,030)

	$(218)	$(660)	$(302)	$(398)	$(670)	$(2,248)

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investment footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the

American Beacon AHL Managed Futures Strategy FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

American Beacon AHL Managed Futures Strategy FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Fund and additional required collateral is delivered to/pledged by the Fund on the next business day. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Fund is party to enforceable master netting agreements between brokers and counterparties, such as ISDA, Master Repo Agreements and Master Forward Agreements which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and jas elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2015 (in thousands).

Offsetting of Financial Assets and Derivative Assets as of June 30, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts(1)	$163	$—	$163
Forward Currency Contracts	239	—	239

Total	$402	$—	$402

Offsetting of Financial Liabilities and Derivative Liabilities as of June 30, 2015:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts (1)	$(321)	$—	$(321)
Forward Currency Contracts	(381)	—	(381)

Total	$(702)	$—	$(702)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of June 30, 2015:

	Net Amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
BofA Merrill Lynch(1)	$(66)	$—	$—	$(66)
JP Morgan(1)	(50)	—	—	(50)
Credit Suisse(1)	(42)	—	—	(42)
Deutsche Bank AG	(168)	—	—	(168)
Royal Bank of Scotland PLC	26	—	—	26

Total	$(300)	$—	$—	$(300)

(1)	The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for informational purposes only.

American Beacon AHL Managed Futures Strategy FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expense” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
	(unaudited)
Distributions paid from:
Ordinary income:*
Institutional Class	$—	$863
Y Class	—	13
Investor Class	—	39
A Class	—	271
C Class	—	11
Ordinary income:*
Institutional Class	—	121
Y Class	—	2
Investor Class	—	5
A Class	—	38
C Class	—	1

Total distributions paid	$—	$1,364

*	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

As of June 30, 2015, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$50,856
Unrealized appreciation	—
Unrealized depreciation	—

Net unrealized appreciation or (depreciation)	—
Undistributed ordinary income	181
Undistributed long-term gain or (loss)	(1,301)
Other temporary differences	3,179

Distributable earnings or (deficits)	$2,059

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the realization of unrealized gains or (losses) from certain derivative instruments.

American Beacon AHL Managed Futures Strategy FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from rounding differences as of June 30, 2015 (in thousands):

Paid-in-capital	$(405)
Undistributed net investment income	417
Accumulated net realized gain (loss)	29
Unrealized appreciation or (depreciation) of investments	(41)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2015, the Fund has $107 of short-term and $1,194 of long-term post enactment capital loss carryforwards (in thousands).

8. Investment Transactions

Purchases and proceeds from sales of investments for the six months ended June 30, 2015, excluding short-term investments, were $0 and $0, respectively (in thousands).

9. Capital Share Transactions

The tables below summarize the activity in capital shares (dollars and shares in thousands):

For the Six Months Ended June 30, 2015

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	(368)	$4,174	(1,548)	$17,600	(1,320)	$14,954
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	2,673	(30,670)	56	(638)	231	(2,589)

Net increase (decrease) in shares outstanding	2,305	$(26,496)	(1,492)	$16,962	(1,089)	$12,365

	A Class		C Class
	Shares	Amount	Shares	Amount
Shares sold	(1,040)	$11,710	(74)	$827
Reinvestment of dividends	—	—	—	—
Shares redeemed	124	(1,408)	13	(150)

Net increase (decrease) in shares outstanding	(916)	$10,302	(61)	$677

For the Year Ended December 31, 2014

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,078	$20,819	31	$342	269	$2,889
Reinvestment of dividends	91	984	1	15	4	44
Shares redeemed	(1)	(6)	—	(3)	(7)	(73)

Net increase in shares outstanding	2,168	$21,797	32	$354	266	$2,860

American Beacon AHL Managed Futures Strategy FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

	A Class		C Class
	Shares	Amount	Shares	Amount
Shares sold	805	$8,803	26	$276
Reinvestment of dividends	29	309	1	12
Shares redeemed	(18)	(203)	—	—

Net increase in shares outstanding	816	$8,909	27	$288

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American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class				Y Class				Investor Class
	Six Months Ended June 30, 2015		Aug. 19 to Dec. 31, 2014A		Six Months Ended June 30, 2015		Aug. 19 to Dec. 31, 2014A		Six Months Ended June 30, 2015		Aug. 19 to Dec. 31, 2014A
	(unaudited)				(unaudited)				(unaudited)
Net asset value, beginning of period	$10.95		$10.00		$10.94		$10.00		$10.93		$10.00

Income from investment operations:
Net investment income (loss)	(0.83)		0.24		(0.04)		0.30		(0.08)		0.30
Net gains (losses) on investments (both realized and unrealized)	0.68		1.10		(0.12)		1.03		(0.09)		1.02

Total income (loss) from investment operations	(0.15)		1.34		(0.16)		1.33		(0.17)		1.32

Less distributions:
Dividends from net investment income	—		(0.31)		—		(0.31)		—		(0.31)
Distributions from net realized gains	—		(0.08)		—		(0.08)		—		(0.08)

Total distributions	—		(0.39)		—		(0.39)		—		(0.39)

Net asset value, end of period	$10.80		$10.95		$10.78		$10.94		$10.76		$10.93

Total return B	(1.37	)%C	13.43	%C	(1.46	)%C	13.33	%C	(1.56	)%C	13.23	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$3,486		$28,765		$16,547		$465		$14,689		$3,024
Ratios to average net assets:
Expenses, before reimbursements	2.14	%D	4.97	%D	2.12	%D	7.71	%D	2.18	%D	5.98	%D
Expenses, net of reimbursements	1.54	%D	1.54	%D	1.64	%D	1.64	%D	1.92	%D	1.92	%D
Net investment income (loss), before expense reimbursements	(2.12	)%D	2.73	%D	(2.11	)%D	12.50	%D	(2.18	)%D	10.41	%D
Net investment income (loss), net of reimbursements	(1.53	)%D	6.17	%D	(1.63	)%D	18.58	%D	(1.91	)%D	14.47	%D
Portfolio turnover rate	—	%E	—	%E	—	%E	—	%E	—	%E	—	%E

A	August 19, 2014 is the inception date of the AHL Managed Futures Strategy Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is calculated based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

28

American Beacon AHL Managed Futures Strategy FundSM

Financial Highlights

(For a share outstanding throughout the period)

A Class				C Class
Six Months Ended June 30, 2015		Aug. 19 to Dec. 31, 2014A		Six Months Ended June 30, 2015		Aug. 19 to Dec. 31, 2014A
(unaudited)				(unaudited)
$10.93		$10.00		$10.90		$10.00

(0.10)		0.32		(0.08)		0.27
(0.07)		1.00		(0.13)		1.02

(0.17)		1.32		(0.21)		1.29

—		(0.31)		—		(0.31)
—		(0.08)		—		(0.08)

—		(0.39)		—		(0.39)

$10.76		$10.93		$10.69		$10.90

(1.56	)%C	13.23	%C	(1.93	)%C	12.93	%C

$18,724		$9,019		$1,047		$401

2.39	%D	5.31	%D	3.38	%D	8.75	%D
1.94	%D	1.94	%D	2.69	%D	2.68	%D
(2.38	)%D	32.48	%D	(3.37	)%D	7.02	%D
(1.93	)%D	35.85	%D	(2.68	)%D	13.09	%D
—	%E	—	%E	—	%E	—	%E

29

American Beacon FundsSM

Affirmation of the Commodity Pool Operator

June 30, 2015 (Unaudited)

To the best of my knowledge and belief, the information contained in the attached financial statements for the period from January 1, 2015 to June 30, 2015, is accurate and complete.

Melinda G. Heika, Treasurer

American Beacon Advisors, Inc.

Commodity Pool Operator for the American Beacon AHL Managed Futures Strategy Fund

30

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

Special meetings of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) were held on April 7 and April 28, 2015. The shareholders of the AHL Managed Futures Strategy Fund (the “Fund”) approved a new investment management agreement between American Beacon Advisors, Inc. and the Fund. Approval of this proposal required a majority of the outstanding voting securities of the Fund. The following are the results of the shareholder votes for this proposal:

Funds	For	Against	Abstain	Non-Voting
AHL Managed Futures Strategy Fund	28,176,796.78	21,274.20	51,132.29	23,191,197.63

Special meetings of shareholders of the Trust were held on April 7 and April 28, 2015. The shareholders of the Trust approved the re-election of nine of the current Trustees to the Board of the Trust and the election of two additional Trustees to the Board. Approval of this proposal required a plurality vote of the Trust’s shares. The following are the results of the election of each Trustee:

Gilbert G. Alvarado
Affirmative	16,655,574,211.10
Withhold	242,060,281.87

Joseph B. Armes
Affirmative	16,653,130,207.99
Withhold	244,504,284.98

Gerard J. Arpey
Affirmative	16,659,813,172.19
Withhold	237,821,320.78

W. Humphrey Bogart
Affirmative	16,532,151,093.14
Withhold	365,483,399.83

Brenda A. Cline
Affirmative	16,662,050,138.08
Withhold	235,584,354.89

Eugene J. Duffy
Affirmative	16,430,210,258.21
Withhold	467,424,234.76

Thomas M. Dunning
Affirmative	16,651,792,247.83
Withhold	245,842,245.14

Alan D. Feld
Affirmative	14,899,039,186.08
Withhold	1,998,595,306.89

Richard A. Massman
Affirmative	16,651,582,060.07
Withhold	246,052,432.90

Barbara J. McKenna
Affirmative	16,435,773,869.81
Withhold	461,860,623.16

R. Gerald Turner
Affirmative	16,653,429,720.08
Withhold	244,204,772.89

31

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33

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com, approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon AHL Managed Futures Strategy Fund are service marks of American Beacon Advisors, Inc.

SAR 6/15

American Beacon
FUNDS
2015
SEMI-ANNUAL REPORT
JUNE 30, 2015
BAHL & GAYNOR SMALL CAP GROWTH FUND
BRIDGEWAY LARGE CAP VALUE FUND
HOLLAND LARGE CAP GROWTH FUND
STEPHENS SMALL CAP GROWTH FUND
(Closed to New Investors)
STEPHENS MID-CAP GROWTH FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

BAHL & GAYNOR SMALL CAP GROWTH FUND Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met. BRIDGEWAY LARGE CAP VALUE FUND Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. While the Fund is managed pursuant to a tax management strategy, the Fund’s investments could create capital gains. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met. HOLLAND LARGE CAP GROWTH FUND Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met. STEPHENS SMALL CAP GROWTH FUND Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met. STEPHENS MID-CAP GROWTH FUND Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. The advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2015

Dear Shareholders,
During the first half of 2015, U.S. stocks in general posted modest gains and small-cap stocks performed better than their large-cap counterparts. U.S. equity markets have had to contend with slower economic growth, modestly higher-than-average valuations, and geopolitical and financial turmoil in Greece. Uncertainty over the timing of the U.S. Federal Reserve’s first interest rate increase since emergency lending rates were established during the financial crisis has also weighed on the equity market. The S&P 500 Index, a U.S. large-cap stock bellwether, gained 1.23%; the Russell Midcap Index, a barometer of mid-cap stocks, gained 2.35%; and the Russell 2000 Index, which generally represents the small-cap segment, gained 4.75%.

Perhaps more notable than the differences in performance by market capitalization was the variance between the value and growth categories. For the six months ended June 30, 2015, the Russell 1000 Value Index and the Russell 1000 Growth Index posted total returns of -0.61% and 3.96%, respectively, while the Russell 1000 Index returned 1.71%.

At American Beacon Advisors, we are proud to offer a broad range of equity funds to help investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors has led us to identify and partner with several asset managers who have adhered to their disciplined processes for many years and through a variety of economic and market conditions.

For the six months ended June 30, 2015:

•	American Beacon Bahl & Gaynor Small Cap Growth Fund (Investor Class) returned 2.06%.

•	American Beacon Bridgeway Large Cap Value Fund (Investor Class) returned 1.94%.

•	American Beacon Holland Large Cap Growth Fund (Investor Class) returned 4.11%.

•	American Beacon Stephens Small Cap Growth Fund (Investor Class) returned 5.09%.

•	American Beacon Stephens Mid-Cap Growth Fund (Investor Class) returned 6.48%.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Performance Overview

June 30, 2015 (Unaudited)

The Investor Class of the Bahl & Gaynor Small Cap Growth Fund (the “Fund”) returned 2.06% for the six months ended June 30, 2015. The Fund underperformed the Russell 2000 Growth Index (the “Index”) return of 8.74% for the period.

Total Returns for the Period ended 6/30/15

	Ticker	6 Months*	Since incep. (7/15/14)*
Institutional Class (1,5)	GBSIX	2.24%	9.68%
Y Class (1,5)	GBSYX	2.15%	9.58%
Investor Class (1,5)	GBSPX	2.06%	9.28%
A Class with sales charge (1,2,5)	GBSAX	(3.88)%	2.90%
A Class without sales charge (1,2,5)	GBSAX	1.96%	9.18%
C Class with sales charge (1,3,5)	GBSCX	0.69%	7.48%
C Class without sales charge (1,3,5)	GBSCX	1.69%	8.48%
Russell 2000 Growth Index (4)		8.74%	15.30%
S&P 500 Index (4)		1.23%	6.43%

*	Not annualized.
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown.
2.	A Class shares have a maximum sales charge of 5.75%.
3.	C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
4.	The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the United States. The Russell 2000 Growth Index and the Russell 2000 Index are registered trademarks of Frank Russell Company. The Russell 2000 Growth Index is an unmanaged index of those stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index of approximately 2000 smaller-capitalization stocks from various industrial sectors. One cannot directly invest in an index.
5.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.62%, 1.72%, 2.00%, 2.02%, and 2.77%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund trailed the Index due to poor stock selection and sector allocation for the six months ending June 30, 2015. From a stock selection perspective, positions in the Information Technology sector detracted about 240 basis points (2.4%), from the Fund’s relative return, such as positions in Methode Electronics Inc. (down 26.1%) and Power Integrations Inc. (down 13.3%). Additionally, stock selections within the Health Care sector detracted about 240 basis points (2.4%), including positions held in Abaxis Inc. (down 7.5%) and Computer Programs & Systems (down 13.8%). A bright spot for stock selections came from within the Industrials sector, contributing about 30 basis points (0.3%) to the Fund, where positions in Rollins Inc. (up 29.5%) and II-VI Inc. (up 38.7%) added relative value.

From a sector allocation standpoint, underweighting the Health Care sector (up 20.5%) and overweighting the Consumer Staples sector (down 1.4%) detracted from relative performance during the period. The Fund benefited from underweighting the Telecom and Materials sectors (down 3.1% and 1.0%, respectively).

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in high-quality, smaller capitalization, dividend-paying stocks with above-average growth potential.

2

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Performance Overview

June 30, 2015 (Unaudited)

Top Ten Holdings (% Net Assets)
MarketAxess Holdings, Inc.		3.2
Texas Roadhouse, Inc.		3.0
j2 Global, Inc.		2.5
PacWest Bancorp		2.4
Rollins, Inc.		2.4
Watsco, Inc.		2.3
Cantel Medical Corp.		2.2
STERIS Corp.		2.1
Blackbaud, Inc.		2.1
Ritchie Bros. Auctioneers, Inc.		2.1

Total Fund Holdings	70

Sector Allocation (% Equities)
Information Technology		24.6
Consumer Discretionary		19.0
Health Care		15.1
Industrials		14.5
Financials		13.0
Consumer Staples		6.0
Materials		4.0
Energy		3.2
Utilities		0.6

3

American Beacon Bridgeway Large Cap Value FundSM

Performance Overview

June 30, 2015 (Unaudited)

The Investor Class of the American Beacon Bridgeway Large Cap Value Fund (the “Fund”) returned 1.94% for the six months ended June 30, 2015, compared to the Russell 1000® Value Index (the “Index”) return of -0.61% for the same period.

Total Returns for the Period ended 6/30/15

	Ticker	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,7)	BRLVX	2.05%	7.34%	18.48%	8.87%
Y Class (1,2,7)	BWLYX	2.10%	7.35%	18.44%	8.85%
Investor Class(1,3,7)	BWLIX	1.94%	7.04%	18.24%	8.76%
A Class with sales charge (1,4,7)	BWLAX	(3.94)%	0.86%	16.73%	8.07%
A Class without sales charge (1,4,7)	BWLAX	1.90%	7.00%	18.13%	8.71%
C Class with sales charge (1,5,7)	BWLCX	0.55%	5.18%	17.57%	8.46%
C Class without sales charge (1,5,7)	BWLCX	1.55%	6.18%	17.57%	8.46%
Russell 1000 Value Index (6)		(0.61)%	4.13%	16.50%	7.05%

*	Not annualized.
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class was waived from 2008 through 2013 and partially recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2008 through 2013.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 6/30/05 up to 2/3/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 6/30/05. A portion of the fees charged to the Y Class was waived in 2012 and fully recovered in 2013 and 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012.
3.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 6/30/05 up to 2/3/12, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Investor Class been in existence since 6/30/05. A portion of the fees charged to the Investor Class was waived in 2012 and fully recovered in 2013. Performance prior to waiving fees was lower than the actual returns shown in 2012.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 6/30/05 through 2/3/12, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 6/30/05. A portion of the fees charged to the A Class was waived in 2012 and 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012 and 2013. A Class shares have a maximum sales charge of 5.75%.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 6/30/05 through 2/3/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/30/05. A portion of the fees charged to the C Class was waived in 2012 and 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012 and 2013. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
6.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000® Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.80%, 0.85%, 1.12% 1.15%, and 1.88%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index entirely due to stock selection as sector allocation detracted modest value relative to the Index.

4

American Beacon Bridgeway Large Cap Value FundSM

Performance Overview

June 30, 2015 (Unaudited)

Most of the Fund’s excess performance related to security selection was attributable to holdings in the Health Care, Energy and Information Technology sectors. Investments in the Health Care sector contributed more than 125 basis points (1.25%) to performance. In the Health Care sector, Cigna (up 42.2%), HCA Holdings (up 24.1%) and Universal Health Services (up 28.6%) contributed most to the Fund’s returns. Tesoro (up 14.7%) and the Fund’s smaller position in Exxon Mobil, down 8.5% versus the Index, added relative value in the Energy sector. Not owning Chevron, which was down 12.3% in the Index, also positively impacted the Fund’s performance. In the Information Technology sector, Skyworks Solutions (up 43.6%), Broadcom (up 29.1%) and Electronic Arts (up 41.4%) were the largest contributors. The aforementioned good performance was slightly offset by the Fund’s poor selection in the Consumer Discretionary sector where Best Buy (down 14.4%), Royal Caribbean Cruises (down 9.0%) and General Motors (down 3.1%) detracted from the Fund’s returns.

Underweight positions in Health Care, the best performing sector in the Index, and the Financials sector detracted from performance through sector allocation. The Fund’s overweight in Information Technology, the second worst performing sector in the Index, also detracted relative value.

The sub-advisor continues to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings (% Net Assets)
Cigna Corp.		2.3
HCA Holdings, Inc.		2.1
Universal Health Services, Inc.		1.8
Rite Aid Corp.		1.6
Tesoro Corp.		1.6
Celanese Corp.		1.5
Northrop Grumman Corp.		1.5
Phillips 66		1.4
Abbott Laboratories		1.4
Johnson & Johnson		1.4

Total Fund Holdings	112

Sector Allocation (% Equities)
Financials		26.6
Health Care		16.6
Industrials		11.4
Energy		10.0
Information Technology		8.5
Consumer Staples		7.1
Consumer Discretionary		6.8
Materials		6.4
Utilities		5.4
Telecommunication Services		1.2

5

American Beacon Holland Large Cap Growth FundSM

Performance Overview

June 30, 2015 (Unaudited)

The Investor Class of the American Beacon Holland Large Cap Growth Fund (the “Fund”) returned 4.11% for the six months ended June 30, 2015, compared to the Russell 1000® Growth Index (the “Index”) return of 3.96% for the same period.

Total Returns for the Period ended 6/30/15

	Ticker	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,2,7)	LHGIX	4.29%	7.54%	16.30%	7.95%
Y Class (1,3,7)	LHGYX	4.15%	7.25%	16.17%	7.89%
Investor Class (1,7)	LHGFX	4.11%	7.16%	15.97%	7.79%
A Class with sales charge (1,4,7)	LHGAX	(1.93)%	0.93%	14.49%	7.11%
A Class without sales charge (1,4,7)	LHGAX	4.06%	7.09%	15.86%	7.74%
C Class with sales charge (1,5,7)	LHGCX	2.68%	5.29%	15.29%	7.47%
C Class without sales charge (1,5,7)	LHGCX	3.68%	6.29%	15.29%	7.47%
Russell 1000 Growth Index (6)		3.96%	10.56%	18.59%	9.10%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class was waived from 2002 through 2012 and fully recovered in 2013 and 2014. Performance prior to waiving fees was lower than the actual returns shown from 2002 through 2012.
2.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 6/30/05 up to 3/1/10, the inception date of the Institutional Class, and the returns of the Institutional Class since its inception. Expenses of the Institutional Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Institutional Class been in existence since 6/30/05. A portion of the fees charged to the Institutional Class was waived from 2010 through 2012 and partially recovered in 2013 and 2014. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012.
3.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 6/30/05 up to 3/1/10, the Institutional Class from 3/1/10 to 3/23/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class and higher than those of the Institutional Class. As a result, total returns shown may be different than they would have been had the Y Class been in existence since 6/30/05. A portion of the fees charged to the Y Class was waived in 2012, partially recovered in 2013 and waived in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012 and 2014.
4.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 6/30/05 through 2/1/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 6/30/05. A portion of the fees charged to the A Class has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. A Class shares have a maximum sales charge of 5.75%.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 6/30/05 to 2/1/10 and the returns of the A Class from 2/1/10 through 3/23/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor and A Classes. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/30/05. A portion of the fees charged to the C Class has been waived since 2012. Performance prior to waiving fees was lower than the actual returns shown since 2012. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
6.	The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Russell 1000® Growth Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.90%, 1.12%, 1.16%, 1.31%, and 2.06% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

6

American Beacon Holland Large Cap Growth FundSM

Performance Overview

June 30, 2015 (Unaudited)

The Fund outperformed the Index primarily due to sector allocation, and to a lesser extent, through stock selection.

Underweight positions in the Industrials, Financials and Materials sectors contributed to the Fund’s returns through sector allocation. The Fund’s overweight in Consumer Discretionary, the second best performing sector in the Index, also added relative value.

Investments in the Industrials sector contributed more than 30 basis points (0.30%) to performance. WABCO Holdings (up 16.8%) and Roper Technologies (up 10.7%) were the largest contributors in the Industrials sector. Not owning United Parcel Service or American Airlines, which were down 11.6% and 25.2%, respectively, in the Index, also positively impacted performance. The Fund’s Consumer Discretionary and Financials holdings also added value relative to the Index. Amazon.com (up 39.8%), Yum! Brands (up 26.2%) and Under Armour (up 22.9%) contributed most to the Fund’s returns in the Consumer Discretionary sector. In the Financials sector, not owning American Express or American Tower, which were down 15.6% and 4.8%, respectively, in the Index, also added relative value. Poor security selection in the Information Technology sector detracted from the Fund’s returns. Qualcomm (down 14.6%) was the largest detractor in the Information Technology sector. The Fund’s smaller allocation in Apple (up 14.6%) versus the Index also hurt performance.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in larger stocks with above-average growth potential.

Top Ten Holdings (% Net Assets)
Visa, Inc.		4.6
Apple, Inc.		4.5
Adobe Systems, Inc.		3.5
Amazon.com, Inc.		3.5
Gilead Sciences, Inc.		3.4
Citrix Systems, Inc.		3.4
Priceline.com, Inc.		3.4
Google, Inc., Class C		3.3
Qualcomm, Inc.		3.3
Cisco Systems, Inc.		2.9

Total Fund Holdings	48

Sector Allocation (% Equities)
Information Technology		33.4
Consumer Discretionary		22.2
Health Care		14.6
Consumer Staples		11.5
Industrials		11.5
Financials		3.8
Energy		1.7
Materials		1.3

7

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

June 30, 2015 (Unaudited)

The Investor Class of the American Beacon Stephens Small Cap Growth Fund (the “Fund”) returned 5.09% for the six months ended June 30, 2015, underperforming the Russell 2000® Growth Index (the “Index”) return of 8.74% for the same period.

Total Returns for the Period ended 6/30/15

	Ticker	6 Months*	1 Year	5 Years	Since Incep. 12/1/05
Institutional Class (1,2,7)	STSIX	5.25%	4.89%	17.10%	9.40%
Y Class (1,3,7)	SPWYX	5.20%	4.84%	16.95%	8.21%
Investor Class (1,7)	STSGX	5.09%	4.52%	16.78%	8.12%
A Class with sales charge (1,4,7)	SPWAX	(0.91)%	(1.45)%	15.28%	7.39%
A Class without sales charge (1,4,7)	SPWAX	5.12%	4.55%	16.65%	8.06%
C Class with sales charge (1,5,7)	SPWCX	3.65%	2.68%	16.06%	7.78%
C Class without sales charge (1,5,7)	SPWCX	4.65%	3.68%	16.06%	7.78%
S&P 500 Index (6)		1.23%	7.42%	17.34%	7.63%
Russell 2000 Growth Index (6)		8.74%	12.34%	19.33%	9.41%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class was waived from 2005 through 2013 and partially recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2005 through 2013.
2.	Fund performance for the since inception period represents the returns achieved by the Institutional Class since its inception of 8/31/06. A portion of the fees charged to the Institutional Class was waived from 2006 through 2013 and partially recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2006 through 2013.
3.	Fund performance for the five-year and since inception periods represent the returns achieved by the Investor Class from 12/1/05 up to 2/24/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 12/1/05. A portion of the fees charged to the Y Class was waived in 2012 and 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012 and 2013.
4.	Fund performance for the five-year and since inception periods represent the returns achieved by the Investor Class from 12/1/05 up to 2/24/12, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result total returns shown may be higher than they would have been had the A Class been in existence since 12/1/05. A portion of the fees charged to the A Class was waived in 2012 and partially recovered in 2013 and 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012. A Class has a maximum sales charge of 5.75%.
5.	Fund performance for the five-year and since inception periods represent the returns achieved by the Investor Class from 12/1/05 up to 2/24/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 12/1/05. A portion of the fees charged to the C Class was waived in 2012 and partially recovered in 2013 and 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the United States. The Russell 2000 Growth Index and the Russell 2000 Index are registered trademarks of Frank Russell Company. The Russell 2000 Growth Index is an unmanaged index of those stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index of approximately 2000 smaller-capitalization stocks from various industrial sectors. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.10%, 1.18%, 1.33%, 1.48%, and 2.23% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

8

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

June 30, 2015 (Unaudited)

The Fund underperformed the Index entirely due to stock selection as sector allocation added value relative to the Index.

Investments in the Information Technology and Health Care sectors detracted approximately 180 (1.80%) and 145 (1.45%) basis points, respectively, from performance. In the Information Technology sector, Stratasys (down 52.3%), ChannelAdvisor (down 67.6%) and Athenahealth (down 21.3%) were the largest detractors. Pacira Pharmaceuticals (down 21.3%) detracted most from performance in the Health Care sector. The Fund was also negatively impacted by not owning Synageva BioPharma or Bluebird Bio, which were up 130.0% and 111.8%, respectively, in the Index. Companies within the Energy sector also detracted relative value. In the Energy sector, Flotek (down 32.6%) and Rignet (down 24.9%) detracted most from the Fund’s returns. The aforementioned poor performance was somewhat offset by good stock selection in the Financials sector. Companies contributing the most relative value in Financials included WisdomTree Investments (up 41.0%), Hilltop Holdings (up 22.0%) and Demandware (up 23.7%).

Underweight positions in Materials and Telecommunication Services, two of the poorer performing sectors in the Index, contributed to the Fund’s returns through sector allocation. The Fund’s underweight in the Industrials sector, also added relative value.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in smaller capitalization stocks with above-average growth potential.

Top Ten Holdings (% Net Assets)
Acadia Healthcare Co., Inc.		1.8
ICON PLC		1.7
Proofpoint, Inc.		1.6
Manhattan Associates, Inc.		1.6
Cepheid, Inc.		1.5
Advisory Board Co.		1.5
PAREXEL International Corp.		1.5
Tyler Technologies, Inc.		1.5
CoStar Group, Inc.		1.5
Akorn, Inc.		1.5

Total Fund Holdings	109

Sector Allocation (% Equities)
Information Technology		26.8
Health Care		25.9
Consumer Discretionary		17.1
Industrials		10.5
Financials		10.1
Energy		4.4
Consumer Staples		3.7
Materials		1.5

9

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

June 30, 2015 (Unaudited)

The Investor Class of the American Beacon Stephens Mid-Cap Growth Fund (the “Fund”) returned 6.48% for the six months ended June 30, 2015. The Fund outperformed the Russell Midcap® Growth Index (the “Index”) return of 4.18% for the same period.

Total Returns for the Period ended 6/30/15

	Ticker	6 Months*	1 Year	5 Years	Since Incep. 2/1/06
Institutional Class (1,2,7)	SFMIX	6.65%	7.62%	17.08%	9.73%
Y Class (1,3,7)	SMFYX	6.56%	7.52%	16.94%	7.90%
Investor Class (1,7)	STMGX	6.48%	7.21%	16.70%	7.78%
A Class with sales charge (1,4,7)	SMFAX	0.33%	1.05%	15.28%	7.08%
A Class without sales charge (1,4,7)	SMFAX	6.43%	7.23%	16.65%	7.76%
C Class with sales charge (1,5,7)	SMFCX	5.03%	5.42%	16.09%	7.48%
C Class without sales charge (1,5,7)	SMFCX	6.03%	6.42%	16.09%	7.48%
S&P 500 Index (6)		1.23%	7.42%	17.34%	7.47%
Russell Midcap Growth Index (6)		4.18%	9.45%	18.69%	8.52%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class was waived from 2006 through 2013 and partially recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2006 through 2013.
2.	Fund performance for the since inception period represents the returns achieved by the Institutional Class since its inception of 8/31/06. A portion of the fees charged to the Institutional Class has been waived since 2006. Performance prior to waiving fees was lower than the actual returns shown since 2006.
3.	Fund performance for the five-year and since inception periods represent the returns achieved by the Investor Class from 2/1/06 up to 2/24/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 2/1/06. A portion of the fees charged to the Y Class has been waived since 2012 and partially recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown since 2012.
4.	Fund performance for the five-year and since inception periods represent the returns achieved by the Investor Class from 2/1/06 up to 2/24/12, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A Class been in existence since 2/1/06. A portion of the fees charged to the A Class has been waived since 2012. Performance prior to waiving fees was lower than the actual returns shown since 2012. A Class has a maximum sales charge of 5.75%.
5.	Fund performance for the five-year and since inception periods represent the returns achieved by the Investor Class from 2/1/06 up to 2/24/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the C Class been in existence since 2/1/06. A portion of the fees charged to the C Class has been waived since 2012. Performance prior to waiving fees was lower than actual returns shown since 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the United States. The Russell Midcap Growth Index is an unmanaged index of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Index, Russell Midcap Growth Index and Russell 1000 Index are registered trademarks of Frank Russell Company. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.06%, 1.11%, 1.28%, 1.41%, and 2.18%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index as both stock selection and sector allocation added value relative to the Index.

10

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

June 30, 2015 (Unaudited)

Investments in the Consumer Discretionary and Financials sectors added approximately 190 (1.90%) and 95 (0.95%) basis points, respectively, to performance. In the Consumer Discretionary sector, Netflix (up 92.3%), IMAX (up 30.5%) and Papa John’s International (up 36.1%) added the most relative value. Companies in the Financials sector which contributed to the Fund’s returns included SVB Financial Group (up 24.0%) and East West Bancorp (up 16.9%). The aforementioned excess performance was somewhat offset by the Fund’s holdings in the Health Care sector which detracted more than 125 basis points (1.25%). Pacira Pharmaceuticals (down 20.5%) and Idexx Laboratories (down 13.0%) detracted from the Fund’s returns in the Health Care sector. The Fund’s absence from Pharmacyclics also hurt performance.

Overweight positions in Health Care and Information Technology, the two best performing sectors in the Index, added more than 75 (0.75%) and 20 (0.20%) basis points, respectively, to performance through sector allocation. The Fund’s absence from Utilities and underweight positions in Financials and Industrials, the three worst performing sectors in the Index, also added relative value.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in medium capitalization stocks with above-average growth potential.

Top Ten Holdings (% Net Assets)
Illumina, Inc.		2.1
Fortinet, Inc.		2.0
Netflix, Inc.		1.8
Monster Beverage Corp.		1.7
Cerner Corp.		1.7
SVB Financial Group		1.6
CoStar Group, Inc.		1.5
Stericycle, Inc.		1.5
MercadoLibre, Inc.		1.5
Ross Stores, Inc.		1.5

Total Fund Holdings	101

Sector Allocation (% Equities)
Information Technology		26.7
Consumer Discretionary		23.1
Health Care		19.7
Industrials		11.5
Financials		7.8
Consumer Staples		5.1
Energy		5.1
Materials		1.0

11

American Beacon FundSM

Fund Expenses

June 30, 2015 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

12

American Beacon FundSM

Fund Expenses

June 30, 2015 (Unaudited)

Bahl & Gaynor Small Cap Growth Fund

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Institutional Class
Actual	$1,000.00	$1,022.41	$4.91
Hypothetical**	$1,000.00	$1,019.93	$4.91
Y Class
Actual	$1,000.00	$1,021.48	$5.41
Hypothetical**	$1,000.00	$1,019.44	$5.41
Investor Class
Actual	$1,000.00	$1,020.58	$6.81
Hypothetical**	$1,000.00	$1,018.05	$6.80
A Class
Actual	$1,000.00	$1,019.64	$6.91
Hypothetical**	$1,000.00	$1,017.95	$6.90
C Class
Actual	$1,000.00	$1,016.90	$10.65
Hypothetical**	$1,000.00	$1,014.23	$10.64

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.98%, 1.08%, 1.36%, 1.38%, and 2.13% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Bridgeway Large Cap Value Fund

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Institutional Class
Actual	$1,000.00	$1,020.52	$4.21
Hypothetical**	$1,000.00	$1,020.63	$4.21
Y Class
Actual	$1,000.00	$1,020.97	$4.06
Hypothetical**	$1,000.00	$1,020.78	$4.06
Investor Class
Actual	$1,000.00	$1,019.36	$5.46
Hypothetical**	$1,000.00	$1,019.39	$5.46
A Class
Actual	$1,000.00	$1,019.01	$5.61
Hypothetical**	$1,000.00	$1,019.24	$5.61
C Class
Actual	$1,000.00	$1,015.48	$9.29
Hypothetical**	$1,000.00	$1,015.57	$9.30

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.84%, 0.81%, 1.09%, 1.12%, and 1.86% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Holland Large Cap Growth Fund

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Institutional Class
Actual	$1,000.00	$1,042.89	$4.51
Hypothetical**	$1,000.00	$1,020.38	$4.46
Y Class
Actual	$1,000.00	$1,041.50	$5.67
Hypothetical**	$1,000.00	$1,019.24	$5.61
Investor Class
Actual	$1,000.00	$1,041.05	$6.33
Hypothetical**	$1,000.00	$1,018.60	$6.26
A Class
Actual	$1,000.00	$1,040.58	$6.53
Hypothetical**	$1,000.00	$1,018.40	$6.46
C Class
Actual	$1,000.00	$1,036.77	$10.30
Hypothetical**	$1,000.00	$1,014.68	$10.19

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 1.12%, 1.25%, 1.29%, and 2.04% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Stephens Small Cap Growth Fund

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Institutional Class
Actual	$1,000.00	$1,052.48	$5.45
Hypothetical**	$1,000.00	$1,019.49	$5.36
Y Class
Actual	$1,000.00	$1,051.96	$5.85
Hypothetical**	$1,000.00	$1,019.09	$5.76
Investor Class
Actual	$1,000.00	$1,050.93	$7.02
Hypothetical**	$1,000.00	$1,017.95	$6.90
A Class
Actual	$1,000.00	$1,051.24	$7.68
Hypothetical**	$1,000.00	$1,017.31	$7.55
C Class
Actual	$1,000.00	$1,046.53	$11.47
Hypothetical**	$1,000.00	$1,013.59	$11.28

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.07%, 1.15%, 1.38%, 1.51%, and 2.26% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

13

American Beacon FundSM

Fund Expenses

June 30, 2015 (Unaudited)

Stephens Mid-Cap Growth Fund

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Institutional Class
Actual	$1,000.00	$1,066.53	$5.12
Hypothetical**	$1,000.00	$1,019.84	$5.01
Y Class
Actual	$1,000.00	$1,065.55	$5.63
Hypothetical**	$1,000.00	$1,019.34	$5.51
Investor Class
Actual	$1,000.00	$1,064.83	$7.07
Hypothetical**	$1,000.00	$1,017.95	$6.90
A Class
Actual	$1,000.00	$1,064.35	$7.17
Hypothetical**	$1,000.00	$1,017.85	$7.00
C Class
Actual	$1,000.00	$1,060.35	$10.98
Hypothetical**	$1,000.00	$1,014.13	$10.74

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.00%, 1.10%, 1.38%, 1.40%, and 2.15% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

14

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.82%
CONSUMER DISCRETIONARY - 18.40%
Auto Components - 1.66%
Strattec Security Corp.	1,620	$111

Automobiles - 3.01%
Hyster-Yale Materials Handling, Inc.	960	67
Thor Industries, Inc.	2,385	134

		201

Hotels, Restaurants & Leisure - 4.73%
Brinker International, Inc.	2,025	117
Texas Roadhouse, Inc.	5,370	200

		317

Household Durables - 2.92%
Flexsteel Industries, Inc.	2,885	125
Matthews International Corp., Class A	1,325	70

		195

Multiline Retail - 1.77%
Pricesmart, Inc.	1,290	118

Specialty Retail - 2.08%
Buckle, Inc.	575	26
Monro Muffler Brake, Inc.	1,815	113

		139

Textiles & Apparel - 2.23%
Movado Group, Inc.	1,760	48
Wolverine World Wide, Inc.	3,545	101

		149

Total Consumer Discretionary		1,230

CONSUMER STAPLES - 5.84%
Food & Drug Retailing - 2.15%
B&G Foods, Inc.	1,200	34
United Natural Foods, Inc.A	1,720	110

		144

Food Products - 1.92%
J&J Snack Foods Corp.	1,155	128

Personal Products - 1.77%
Inter Parfums, Inc.	3,480	118

Total Consumer Staples		390

ENERGY - 3.07%
Energy Equipment & Services - 0.60%
Bristow Group, Inc.	755	40

Oil & Gas - 2.47%
GasLog Ltd.	3,910	78
SemGroup Corp., Class A	1,090	87

		165

Total Energy		205

FINANCIALS - 12.60%
Banks - 7.66%
Bank of the Ozarks, Inc.	1,335	61
Evercore Partners, Inc., Class A	2,090	113
Glacier Bancorp, Inc.	1,470	43
PacWest Bancorp	3,415	159
S&T Bancorp, Inc.	2,285	68
Virtu Financial, Inc., Class AA	2,880	68

		512

	Shares	Fair Value
		(000’s)
Diversified Financials - 3.22%
MarketAxess Holdings, Inc.	2,320	$215

Insurance - 1.72%
Horace Mann Educators Corp.	3,150	115

Total Financials		842

HEALTH CARE - 14.62%
Biotechnology - 2.07%
Neogen Corp.A B	1,000	47
Trinity Biotech PLC, Sponsored ADRC D	5,000	91

		138

Health Care Equipment & Supplies - 8.90%
Abaxis, Inc.	2,490	128
Atrion Corp.	130	51
Bio-Techne Corp.	630	62
Computer Programs and Systems, Inc.	1,390	74
STERIS Corp.	2,220	143
West Pharmaceutical Services, Inc.	2,355	137

		595

Health Care Providers & Services - 3.65%
Cantel Medical Corp.	2,755	148
HealthSouth Corp.	2,090	96

		244

Total Health Care		977

INDUSTRIALS - 14.05%
Building Products - 2.33%
Watsco, Inc.	1,260	156

Commercial Services & Supplies - 7.95%
G&K Services, Inc., Class A	1,090	75
Healthcare Services Group, Inc.	3,295	109
Monotype Imaging Holdings, Inc.	4,370	105
MSA Safety, Inc.	1,685	82
Rollins, Inc.	5,590	160

		531

Electrical Equipment - 0.72%
II-VI, Inc.	2,510	48

Industrial Conglomerates - 0.67%
Raven Industries, Inc.	2,230	45

Machinery - 2.38%
Applied Industrial Technologies, Inc.	2,320	92
Valmont Industries, Inc.	565	67

		159

Total Industrials		939

INFORMATION TECHNOLOGY - 23.76%
Communications Equipment - 1.39%
Plantronics, Inc.	1,655	93

Electronic Equipment & Instruments - 4.06%
Analogic Corp.	820	65
Intersil Corp., Class A	4,370	55
Methode Electronics, Inc.	3,750	102
NVE Corp.	620	49

		271

Internet Software & Services - 3.86%
GrubHub, Inc.A	1,470	50

See accompanying notes

15

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
j2 Global, Inc.	2,420	$165
Reis, Inc.	1,950	43

		258

IT Consulting & Services - 2.10%
Ritchie Bros. Auctioneers, Inc.	5,000	140

Semiconductor Equipment & Products - 4.38%
FEI Co.	1,190	99
Micrel, Inc.	3,550	49
Monolithic Power Systems, Inc.	1,520	77
Power Integrations, Inc.	1,500	68

		293

Software - 7.97%
Blackbaud, Inc.	2,490	141
EPIQ Systems, Inc.	2,380	40
Mentor Graphics Corp.	4,570	120
National Instruments Corp.	2,985	88
Pegasystems, Inc.	2,785	64
Solera Holdings, Inc.	1,790	80

		533

Total Information Technology		1,588

MATERIALS - 3.88%
Chemicals - 3.88%
Balchem Corp.	1,550	86
PolyOne Corp.	3,450	136
Stepan Co.	685	37

Total Materials		259

UTILITIES - 0.60%
Gas - 0.60%
Targa Resources Corp.	450	40

Total Common Stock (Cost $6,139)		6,470

SHORT-TERM INVESTMENTS - 3.94% (Cost $263)
JPMorgan U.S. Government Money Market Fund, Capital Class	262,854	263

TOTAL INVESTMENTS - 100.76% (Cost $6,402)		6,733
LIABILITIES, NET OF OTHER ASSETS - (0.76%)		(51)

TOTAL NET ASSETS - 100.00%		$6,682

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Illiquid. At period end, the value of these securities amounted to $47 or 0.70% of net assets.
C	PLC - Public Limited Company.
D	ADR - American Depositary Receipt.

Futures Contracts Open on June 30, 2015:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index September Futures	Long	1	September 2015	$125,040	$(462)

				$125,040	$(462)

See accompanying notes

16

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 97.20%
CONSUMER DISCRETIONARY - 6.57%
Automobiles - 1.72%
Ford Motor Co.	903,740	$13,565
General Motors Co.	518,780	17,291

		30,856

Hotels, Restaurants & Leisure - 0.70%
Marriott International, Inc., Class A	169,000	12,572

Household Durables - 0.95%
Stanley Black & Decker, Inc.	162,300	17,080

Media - 2.54%
CBS Corp., Class BA	234,700	13,026
Comcast Corp., Class A	273,600	16,454
Time Warner, Inc.	185,900	16,250

		45,730

Specialty Retail - 0.66%
Best Buy Co., Inc.	365,000	11,903

Total Consumer Discretionary		118,141

CONSUMER STAPLES - 6.89%
Beverages - 0.86%
Constellation Brands, Inc., Class A	134,000	15,547

Food & Drug Retailing - 2.52%
Rite Aid Corp.B	3,465,200	28,934
Sysco Corp.	450,700	16,270

		45,204

Food Products - 2.40%
Archer-Daniels-Midland Co.	345,000	16,636
Pilgrim’s Pride Corp.	719,400	16,525
Tyson Foods, Inc., Class A	236,300	10,073

		43,234

Household Products - 1.11%
Colgate-Palmolive Co.	305,200	19,963

Total Consumer Staples		123,948

ENERGY - 9.74%
Oil & Gas - 9.74%
Apache Corp.	206,700	11,912
Cimarex Energy Co.	53,500	5,902
ConocoPhillips	113,670	6,980
Devon Energy Corp.	192,000	11,422
Exxon Mobil Corp.	134,770	11,213
Hess Corp.	236,900	15,844
Kinder Morgan, Inc.	210,700	8,089
Marathon Petroleum Corp.	299,740	15,679
Murphy Oil Corp.	420,500	17,480
Phillips 66	323,100	26,029
Tesoro Corp.	338,000	28,531
Valero Energy Corp.	257,300	16,107

Total Energy		175,188

FINANCIALS - 25.87%
Banks - 5.05%
CIT Group, Inc.	358,500	16,667
Fifth Third Bancorp	405,200	8,436
M&T Bank Corp.	119,520	14,932
New York Community Bancorp, Inc.	914,000	16,799

	Shares	Fair Value
		(000’s)
PNC Financial Services Group, Inc.	101,000	$9,661
SunTrust Banks, Inc.	258,700	11,129
U.S. Bancorp	305,800	13,272

		90,896

Diversified Financials - 5.70%
Ally Financial, Inc.B	768,300	17,233
Capital One Financial Corp.	193,500	17,022
Citigroup, Inc.	157,900	8,722
JPMorgan Chase & Co.	255,000	17,279
Morgan Stanley	337,800	13,103
Raymond James Financial, Inc.	160,000	9,533
Wells Fargo & Co.	351,000	19,741

		102,633

Insurance - 13.70%
ACE Ltd.	100,300	10,199
Aflac, Inc.	249,200	15,500
Allstate Corp.	299,300	19,415
American International Group, Inc.	342,100	21,148
Arch Capital Group Ltd.B	258,700	17,323
Chubb Corp.	105,200	10,009
Everest Re Group Ltd.	97,100	17,673
Lincoln National Corp.	251,200	14,876
Marsh & McLennan Cos., Inc.	216,600	12,281
MetLife, Inc.	311,200	17,424
Principal Financial Group, Inc.	172,800	8,863
Progressive Corp.	510,000	14,193
Torchmark Corp.	227,400	13,239
Travelers Cos., Inc.	183,700	17,756
Unum Group	269,900	9,649
Voya Financial, Inc.	361,200	16,785
WR Berkley Corp.	196,300	10,194

		246,527

Real Estate - 1.42%
Simon Property Group, Inc.C	56,600	9,793
SL Green Realty Corp.C	69,000	7,582
Vornado Realty TrustC	86,580	8,219

		25,594

Total Financials		465,650

HEALTH CARE - 16.17%
Health Care Equipment & Supplies - 0.70%
Zimmer Biomet Holdings, Inc.	115,300	12,594

Health Care Providers & Services - 10.66%
Anthem, Inc.	139,410	22,883
Cardinal Health, Inc.	209,100	17,491
Cigna Corp.	249,800	40,468
HCA Holdings, Inc.	409,600	37,159
Humana, Inc.	118,000	22,571
Quest Diagnostics, Inc.	257,100	18,645
Universal Health Services, Inc., Class B	230,000	32,683

		191,900

Pharmaceuticals - 4.81%
Abbott Laboratories	514,200	25,237
Eli Lilly & Co.	259,200	21,641
Johnson & Johnson	258,100	25,154
Pfizer, Inc.	433,020	14,519

		86,551

Total Health Care		291,045

See accompanying notes

17

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
INDUSTRIALS - 11.11%
Aerospace & Defense - 3.78%
General Dynamics Corp.	124,800	$17,683
Huntington Ingalls Industries, Inc.	113,900	12,824
L-3 Communications Holdings, Inc.	100,900	11,440
Northrop Grumman Corp.	164,900	26,158

		68,105

Air Freight & Couriers - 0.75%
FedEx Corp.	78,800	13,428

Airlines - 2.92%
Alaska Air Group, Inc.	324,400	20,901
Delta Air Lines, Inc.	318,500	13,084
Southwest Airlines Co.	558,900	18,494

		52,479

Commercial Services & Supplies - 2.08%
Equifax, Inc.	71,200	6,913
Graham Holdings Co., Class B	16,352	17,579
Waste Management, Inc.	279,400	12,950

		37,442

Electrical Equipment - 0.73%
Emerson Electric Co.	236,300	13,098

Machinery - 0.85%
Deere & Co.	158,000	15,334

Total Industrials		199,886

INFORMATION TECHNOLOGY - 8.27%
Communications Equipment - 0.99%
Cisco Systems, Inc.	648,600	17,811

Computers & Peripherals - 0.54%
Hewlett-Packard Co.	326,140	9,787

Electronic Equipment & Instruments - 0.73%
The ADT Corp.	389,700	13,082

IT Consulting & Services - 0.66%
Computer Sciences Corp.	181,900	11,940

Semiconductor Equipment & Products - 2.21%
Intel Corp.	343,500	10,448
Micron Technology, Inc.B	540,600	10,185
Skyworks Solutions, Inc.	182,900	19,039

		39,672

Software - 3.14%
Amdocs Ltd.	254,000	13,866
Electronic Arts, Inc.B	212,300	14,118
Microsoft Corp.	321,700	14,203
Navient Corp.	788,100	14,352

		56,539

Total Information Technology		148,831

MATERIALS - 6.23%
Chemicals - 4.47%
Ashland, Inc.	133,500	16,274
Celanese Corp., Series A	365,500	26,271
CF Industries Holdings, Inc.	320,500	20,602
Dow Chemical Co.	337,300	17,260

		80,407

Metals & Mining - 1.76%
Freeport-McMoRan Copper & Gold, Inc.	716,700	13,345

	Shares	Fair Value
		(000’s)
Newmont Mining Corp.	781,500	$18,256

		31,601

Total Materials		112,008

TELECOMMUNICATION SERVICES - 1.13%
Diversified Telecommunication Services - 1.13%
AT&T, Inc.	571,449	20,298

UTILITIES - 5.22%
Electric - 5.22%
American Electric Power Co., Inc.	158,800	8,412
Entergy Corp.	211,500	14,911
Exelon Corp.	641,500	20,156
PG&E Corp.	224,400	11,018
Pinnacle West Capital Corp.	79,900	4,546
PPL Corp.	501,100	14,767
Public Service Enterprise Group, Inc.	484,400	19,027
Talen Energy Corp.B	62,590	1,074

Total Utilities		93,911

Total Common Stock (Cost $1,634,011)		1,748,906

SHORT-TERM INVESTMENTS - 2.72% (Cost $48,863)
JPMorgan U.S. Government Money Market Fund, Capital Class	48,863,400	48,863

TOTAL INVESTMENTS - 99.92% (Cost $1,682,874)		1,797,769
OTHER ASSETS, NET OF LIABILITIES - 0.08%		1,359

TOTAL NET ASSETS - 100.00%		$1,799,128

Percentages are stated as a percent of net assets.

A	Non-voting participating shares.
B	Non-income producing security.
C	REIT - Real Estate Investment Trust.

See accompanying notes 18

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

June 30, 2015 (Unaudited)

Futures Contracts Open on June 30, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index September Futures	Long	294	September 2015	$30,199,680	$(498,944)

				$30,199,680	$(498,944)

See accompanying notes

19

American Beacon Holland Large Cap Growth FundSM

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.79%
CONSUMER DISCRETIONARY - 21.48%
Hotels, Restaurants & Leisure - 1.99%
Yum! Brands, Inc.	22,238	$2,003

Internet & Catalog Retail - 6.87%
Amazon.com, Inc.A	8,014	3,478
priceline.com, Inc.A	2,989	3,441

		6,919

Media - 2.05%
Twenty-First Century Fox, Inc., Class A	63,224	2,058

Specialty Retail - 6.60%
Advance Auto Parts, Inc.	12,450	1,984
GNC Holdings, Inc., Class A	37,570	1,671
Lowe’s Cos., Inc.	29,314	1,963
Restoration Hardware Holdings, Inc.A	10,430	1,018

		6,636

Textiles & Apparel - 3.97%
NIKE, Inc., Class B	18,843	2,036
Under Armour, Inc., Class AA	23,409	1,953

		3,989

Total Consumer Discretionary		21,605

CONSUMER STAPLES - 11.10%
Beverages - 3.40%
Monster Beverage Corp.A	18,764	2,515
PepsiCo, Inc.	9,657	901

		3,416

Food & Drug Retailing - 6.65%
Costco Wholesale Corp.	13,534	1,828
CVS Caremark Corp.	23,829	2,499
Mead Johnson Nutrition Co., Class A	17,256	1,557
Whole Foods Market, Inc.	20,526	810

		6,694

Household Products - 1.05%
Procter & Gamble Co.	13,462	1,053

Total Consumer Staples		11,163

ENERGY - 1.63%
Oil & Gas - 1.63%
Range Resources Corp.	33,185	1,639

FINANCIALS - 3.70%
Diversified Financials - 3.70%
BlackRock, Inc., Class A	3,524	1,219
Greenhill & Co., Inc.	18,538	766
TD Ameritrade Holding Corp.	47,131	1,736

Total Financials		3,721

HEALTH CARE - 14.16%
Biotechnology - 5.83%
Gilead Sciences, Inc.	29,552	3,460
Medivation, Inc.	6,984	798
Quintiles Transnational Holdings, Inc.A	11,191	813
Vertex Pharmaceuticals, Inc.A	6,432	794

		5,865

Health Care Equipment & Supplies - 2.86%
Medtronic PLCB	38,781	2,874

	Shares	Fair Value
		(000’s)
Health Care Providers & Services - 4.00%
Cerner Corp.A	27,661	$1,910
DaVita HealthCare Partners, Inc.A	26,591	2,113

		4,023

Pharmaceuticals - 1.47%
Bristol-Myers Squibb Co.	22,218	1,478

Total Health Care		14,240

INDUSTRIALS - 11.18%
Aerospace & Defense - 3.24%
Boeing Co.	11,764	1,632
Precision Castparts Corp.	8,145	1,628

		3,260

Airlines - 2.44%
Southwest Airlines Co.	74,035	2,450

Electrical Equipment - 1.87%
Roper Industries, Inc.	10,900	1,880

Industrial Conglomerates - 2.61%
Honeywell International, Inc.	25,718	2,623

Road & Rail - 1.02%
Union Pacific Corp.	10,775	1,028

Total Industrials		11,241

INFORMATION TECHNOLOGY - 32.25%
Communications Equipment - 2.93%
Cisco Systems, Inc.	107,341	2,948

Computers & Peripherals - 6.04%
Apple, Inc.	35,782	4,488
International Business Machines Corp.	9,769	1,589

		6,077

Internet Software & Services - 3.35%
Google, Inc., Class CA	6,475	3,370

IT Consulting & Services - 6.85%
Automatic Data Processing, Inc.	11,223	900
IHS, Inc., Class AA	10,450	1,344
Visa, Inc., Class A	69,156	4,644

		6,888

Semiconductor Equipment & Products - 3.34%
Qualcomm, Inc.	53,648	3,360

Software - 9.74%
Adobe Systems, Inc.A	43,983	3,562
Citrix Systems, Inc.A	49,177	3,450
Intuit, Inc.	14,322	1,443
Microsoft Corp.	30,433	1,344

		9,799

Total Information Technology		32,442

MATERIALS - 1.29%
Chemicals - 1.29%
Ecolab, Inc.	11,444	1,294

Total Common Stock (Cost $70,126)		97,345

See accompanying notes

20

American Beacon Holland Large Cap Growth FundSM

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)

SHORT-TERM INVESTMENTS - 3.35% (Cost $3,366)
JPMorgan U.S. Government Money Market Fund, Capital Class	3,365,902	$3,366

TOTAL INVESTMENTS - 100.14% (Cost $73,492)		100,711
LIABILITIES, NET OF OTHER ASSETS - (0.14%)		(145)

TOTAL NET ASSETS - 100.00%		$100,566

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC - Public Limited Company.

Futures Contracts Open on June 30, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index September Futures	Long	30	September 2015	$3,081,600	$(46,003)

				$3,081,600	$(46,003)

See accompanying notes

21

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 99.84%
CONSUMER DISCRETIONARY - 17.08%
Auto Components - 0.84%
Motorcar Parts of America, Inc.A B	187,400	$5,639

Commercial Services - 1.25%
CEB, Inc.	96,300	8,384

Hotels, Restaurants & Leisure - 5.91%
Buffalo Wild Wings, Inc.B	46,024	7,212
Chuy’s Holdings, Inc.B	144,691	3,876
Krispy Kreme Doughnuts, Inc.B	404,822	7,797
National CineMedia, Inc.A	593,155	9,466
Papa John’s International, Inc.	82,300	6,223
Potbelly Corp.B C	419,100	5,134

		39,708

Internet & Catalog Retail - 0.71%
Homeaway, Inc.B	154,400	4,805

Leisure Equipment & Products - 1.69%
Callaway Golf Co.	701,616	6,273
Sportsman’s Warehouse Holdings, Inc.A B C	446,273	5,074

		11,347

Media - 2.86%
IMAX Corp.B	223,478	8,999
Rentrak Corp.B C	51,700	3,609
Shutterstock, Inc.B C	73,043	4,283
TiVo, Inc.B	227,900	2,311

		19,202

Specialty Retail - 2.81%
Cabela’s, Inc.B	118,500	5,923
Men’s Wearhouse, Inc.	84,000	5,382
Monro Muffler Brake, Inc.	122,440	7,610

		18,915

Textiles & Apparel - 1.01%
Five Below, Inc.B	171,100	6,764

Total Consumer Discretionary		114,764

CONSUMER STAPLES - 3.69%
Food & Drug Retailing - 1.37%
United Natural Foods, Inc.B	144,840	9,223

Food Products - 2.32%
Calavo Growers, Inc.A	116,133	6,031
Inventure Foods, Inc.B	349,866	3,551
TreeHouse Foods, Inc.B	74,400	6,029

		15,611

Total Consumer Staples		24,834

ENERGY - 4.40%
Energy Equipment & Services - 2.50%
Flotek Industries, Inc.B C	296,000	3,709
Forum Energy Technologies, Inc.B	179,000	3,630
PDC Energy, Inc.B	100,700	5,401
RigNet, Inc.B	133,206	4,072

		16,812

Oil & Gas - 1.90%
Carrizo Oil & Gas, Inc.B	108,500	5,343
Rice Energy, Inc.B	270,000	5,624

	Shares	Fair Value
		(000’s)
Whiting Petroleum Corp.B	53,688	$1,804

		12,771

Total Energy		29,583

FINANCIALS - 10.07%
Banks - 1.44%
East West Bancorp, Inc.	98,800	4,428
SVB Financial GroupB	36,600	5,270

		9,698

Diversified Financials - 6.63%
Cardtronics, Inc.B	190,100	7,043
Demandware, Inc.B	123,500	8,779
Encore Capital Group, Inc.B C	147,932	6,323
Euronet Worldwide, Inc.B	129,600	7,996
PRA Group, Inc.C	117,400	7,315
WisdomTree Investments, Inc.C	325,300	7,145

		44,601

Insurance - 2.00%
Hilltop Holdings, Inc.B	303,600	7,314
WEX, Inc.B	53,500	6,097

		13,411

Total Financials		67,710

HEALTH CARE - 25.82%
Biotechnology - 4.73%
Cepheid, Inc.B	169,800	10,384
MiMedx Group, Inc.B C	475,880	5,515
Myriad Genetics, Inc.B C	131,929	4,484
Neogen Corp.A B	205,450	9,747
Repligen Corp.B	40,879	1,687

		31,817

Health Care Equipment & Supplies - 4.81%
Abaxis, Inc.	110,081	5,667
ABIOMED, Inc.B	54,700	3,595
Bio-Techne Corp.	44,800	4,411
DexCom, Inc.B	28,200	2,255
Medidata Solutions, Inc.B	180,442	9,803
NuVasive, Inc.B	138,980	6,585

		32,316

Health Care Providers & Services - 9.65%
AAC Holdings, Inc.B C	39,900	1,738
Acadia Healthcare Co., Inc.B	152,400	11,937
Advisory Board Co.B	187,425	10,247
HealthEquity, Inc.B	227,272	7,284
IPC Healthcare, Inc.B	122,660	6,794
MAXIMUS, Inc.	74,400	4,890
Omnicell, Inc.B	89,600	3,379
PAREXEL International Corp.B	158,900	10,219
VCA Antech, Inc.B	153,655	8,360

		64,848

Pharmaceuticals - 6.63%
Akorn, Inc.B	225,500	9,845
ICON PLCB D	168,000	11,306
Ligand Pharmaceuticals, Inc.	91,335	9,216
Pacira Pharmaceuticals, Inc.B	91,400	6,464
Proto Labs, Inc.B C	114,940	7,756

		44,587

Total Health Care		173,568

See accompanying notes

22

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
INDUSTRIALS - 10.44%
Aerospace & Defense - 1.23%
Astronics Corp.	116,615	$8,267

Air Freight & Couriers - 1.42%
Echo Global Logistics, Inc.B C	194,200	6,342
HUB Group, Inc., Class AB	78,600	3,171

		9,513

Building Products - 1.04%
Trex Co., Inc.B	141,100	6,975

Commercial Services & Supplies - 3.58%
CoStar Group, Inc.B	49,401	9,943
HMS Holdings Corp.B	388,669	6,673
WageWorks, Inc.B	186,242	7,533

		24,149

Diversified Manufacturing - 0.69%
Acuity Brands, Inc.	25,700	4,625

Electrical Equipment - 0.67%
Power Solutions International, Inc.B C	83,020	4,485

Industrial Conglomerates - 0.55%
RPX Corp.B	218,900	3,699

Machinery - 0.80%
RBC Bearings, Inc.	75,300	5,404

Trading Companies & Distributors - 0.46%
MSC Industrial Direct Co., Inc., Class A	43,845	3,059

Total Industrials		70,176

INFORMATION TECHNOLOGY - 26.85%
Communications Equipment - 0.47%
CalAmp Corp.B	171,200	3,126

Electronic Equipment & Instruments - 0.78%
Taser International, Inc.B C	157,200	5,236

Internet Software & Services - 5.29%
Athenahealth, Inc.B C	55,602	6,371
Fortinet, Inc.B	164,800	6,811
Global Eagle Entertainment, Inc.B C	363,370	4,731
HealthStream, Inc.A B	222,814	6,778
Proofpoint, Inc.B	170,126	10,832

		35,523

IT Consulting & Services - 1.51%
Tyler Technologies, Inc.	78,284	10,128

Semiconductor Equipment & Products - 5.83%
8x8, Inc.B	623,900	5,590
Cavium, Inc.B	102,400	7,046
Fluidigm Corp.B	83,700	2,026
Integrated Device Technology, Inc.B	175,400	3,806
Microsemi Corp.	223,930	7,826
Power Integrations, Inc.	113,900	5,146
Rudolph Technologies, Inc.A B	267,000	3,207
Semtech Corp.B	229,086	4,547

		39,194

Software - 12.97%
Aspen Technology, Inc.B	159,048	7,245
Cognex Corp.	185,400	8,917

	Shares	Fair Value
		(000’s)
CyberArk Software Ltd.B C	82,000	$5,151
Envestnet, Inc.B	173,909	7,031
Guidewire Software, Inc.B	140,600	7,442
inContact, Inc.B	472,300	4,662
Manhattan Associates, Inc.B	177,217	10,570
National Instruments Corp.	117,467	3,461
PROS Holdings, Inc.B	261,200	5,514
Qlik Technologies, Inc.B	106,800	3,734
Qualys, Inc.B	159,100	6,420
SPS Commerce, Inc.B	73,718	4,851
Ultimate Software Group, Inc.B	46,700	7,675
VASCO Data Security International, Inc.B C	150,200	4,535

		87,208

Total Information Technology		180,415

MATERIALS - 1.49%
Chemicals - 0.70%
Balchem Corp.	84,266	4,695

Metals & Mining - 0.79%
Mueller Water Products, Inc., Class A	582,900	5,305

Total Materials		10,000

Total Common Stock (Cost $551,780)		671,050

SHORT-TERM INVESTMENTS - 0.82% (Cost $5,509)
JPMorgan U.S. Government Money Market Fund, Capital Class	5,509,352	5,509

SECURITIES LENDING COLLATERAL - 10.37%
DWS Government and Agency Securities Portfolio, Institutional Class	7,895,305	7,895
American Beacon U.S. Government Money Market Select Fund, Select ClassE	61,791,615	61,792

Total Securities Lending Collateral (Cost $69,687)		69,687

TOTAL INVESTMENTS - 111.03% (Cost $626,976)		746,246
LIABILITIES, NET OF OTHER ASSETS - (11.03%)		(74,141)

TOTAL NET ASSETS - 100.00%		$672,105

Percentages are stated as a percent of net assets.

A	Illiquid. At period end, the value of these securities amounted to $45,942 or 6.84% of net assets.
B	Non-income producing security.
C	All or a portion of this security is on loan at June 30, 2015.
D	PLC - Public Limited Company.
E	The Fund is affiliated by having the same investment advisor.

See accompanying notes
23

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 97.61%
CONSUMER DISCRETIONARY - 22.50%
Auto Components - 1.63%
LKQ Corp.A	49,650	$1,501
Mobileye N.V.A	13,350	710

		2,211

Automobiles - 0.82%
Tesla Motors, Inc.A B	4,150	1,113

Hotels, Restaurants & Leisure - 3.26%
Buffalo Wild Wings, Inc.A	9,550	1,496
Chipotle Mexican Grill, Inc.A	2,750	1,664
Papa John’s International, Inc.	16,800	1,270

		4,430

Household Durables - 0.85%
Harman International Industries, Inc.	9,750	1,160

Internet & Catalog Retail - 1.67%
Homeaway, Inc.A	29,250	910
TripAdvisor, Inc.A	15,550	1,355

		2,265

Leisure Equipment & Products - 1.25%
Polaris Industries, Inc.	11,450	1,696

Media - 4.12%
Cinemark Holdings, Inc.	34,650	1,392
IMAX Corp.A	43,162	1,738
Netflix, Inc.A	3,750	2,464

		5,594

Specialty Retail - 7.68%
Cabela’s, Inc.A	31,500	1,574
CarMax, Inc.A	28,450	1,884
Copart, Inc.A	29,400	1,043
Ross Stores, Inc.	42,100	2,047
Tractor Supply Co.	21,350	1,920
Ulta Salon Cosmetics & Fragrance, Inc.	12,700	1,962

		10,430

Textiles & Apparel - 1.22%
Under Armour, Inc., Class AA	19,850	1,656

Total Consumer Discretionary		30,555

CONSUMER STAPLES - 5.02%
Beverages - 3.18%
Brown-Forman Corp., Class B	19,480	1,952
Monster Beverage Corp.A	17,650	2,365

		4,317

Food & Drug Retailing - 1.34%
United Natural Foods, Inc.A	28,600	1,821

Food Products - 0.50%
White Waves Food Co.A	13,950	682

Total Consumer Staples		6,820

ENERGY - 4.98%
Energy Equipment & Services - 2.36%
Core Laboratories N.V.B	10,250	1,169
FMC Technologies, Inc.A	16,380	680
Oceaneering International, Inc.	18,550	864
RPC, Inc.B	35,800	495

		3,208

	Shares	Fair Value
		(000’s)
Oil & Gas - 2.62%
Pioneer Natural Resources Co.	7,550	$1,047
Range Resources Corp.	23,600	1,165
Southwestern Energy Co.A	43,510	989
Whiting Petroleum Corp.A	10,700	360

		3,561

Total Energy		6,769

FINANCIALS - 7.58%
Banks - 2.90%
East West Bancorp, Inc.	39,300	1,762
SVB Financial GroupA	15,100	2,174

		3,936

Diversified Financials - 3.53%
Affiliated Managers Group, Inc.A	6,180	1,351
PRA Group, Inc.	25,400	1,582
Towers Watson & Co., Class A	7,750	975
WisdomTree Investments, Inc.	40,200	883

		4,791

Insurance - 1.15%
WEX, Inc.A	13,700	1,561

Total Financials		10,288

HEALTH CARE - 19.18%
Biotechnology - 2.89%
Alexion Pharmaceuticals, Inc.A	4,950	895
Cepheid, Inc.A	31,300	1,914
QIAGEN N.V.A	44,850	1,112

		3,921

Health Care Equipment & Supplies - 8.13%
DexCom, Inc.A	5,550	444
Hologic, Inc.A	37,850	1,441
Idexx Laboratories, Inc.A	22,100	1,417
Illumina, Inc.A	12,800	2,795
Medidata Solutions, Inc.A	26,149	1,420
ResMed, Inc.	25,350	1,429
Sirona Dental Systems, Inc.	10,800	1,085
Varian Medical Systems, Inc.A	12,100	1,020

		11,051

Health Care Providers & Services - 5.93%
Acadia Healthcare Co., Inc.A	14,500	1,136
Cerner Corp.A	33,730	2,329
Henry Schein, Inc.A	10,795	1,534
PAREXEL International Corp.A	21,350	1,373
VCA Antech, Inc.A	30,930	1,683

		8,055

Pharmaceuticals - 2.23%
Akorn, Inc.A	26,750	1,168
ICON PLCA C	11,850	797
Pacira Pharmaceuticals, Inc.A	15,000	1,061

		3,026

Total Health Care		26,053

INDUSTRIALS - 11.26%
Aerospace & Defense - 0.82%
B/E Aerospace, Inc.	20,200	1,109

Commercial Services & Supplies - 5.48%
CoStar Group, Inc.A	10,370	2,086
HMS Holdings Corp.A	75,712	1,300
Stericycle, Inc.A	15,500	2,076

See accompanying notes
24

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
Verisk Analytics, Inc.A	27,250	$1,983

		7,445

Diversified Manufacturing - 1.19%
Acuity Brands, Inc.	9,000	1,620

Electrical Equipment - 1.57%
IPG Photonics Corp.	9,650	822
Roper Industries, Inc.	4,650	802
Sensata Technologies Holding N.V.A	9,550	504

		2,128

Road & Rail - 0.76%
J.B. Hunt Transport Services, Inc.	12,500	1,026

Trading Companies & Distributors - 1.44%
Fastenal Co.	24,460	1,032
MSC Industrial Direct Co., Inc., Class A	13,330	930

		1,962

Total Industrials		15,290

INFORMATION TECHNOLOGY - 26.07%
Communications Equipment - 1.43%
Palo Alto Networks, Inc.A	11,150	1,948

Electronic Equipment & Instruments - 1.09%
FLIR Systems, Inc.	48,200	1,486

Internet Software & Services - 6.21%
Akamai Technologies, Inc.A	13,000	908
Athenahealth, Inc.A B	12,527	1,435
Fortinet, Inc.A	64,550	2,667
LinkedIn Corp., Class AA	3,450	713
MercadoLibre, Inc.	14,550	2,062
Twitter, Inc.A	17,850	647

		8,432

IT Consulting & Services - 1.65%
Alliance Data Systems Corp.A	4,350	1,270
IHS, Inc., Class AA	7,500	965

		2,235

Semiconductor Equipment & Products - 4.20%
Cree, Inc.A B	16,700	435
FEI Co.	15,237	1,263
Lam Research Corp.	12,668	1,031
Microchip Technology, Inc.	30,930	1,466
NXP Semiconductors N.V.A	8,450	830
Xilinx, Inc.	15,350	678

		5,703

Software - 11.49%
Ansys, Inc.A	7,150	652
Aspen Technology, Inc.A	30,900	1,407
Autodesk, Inc.A	18,400	921
Cadence Design Systems, Inc.A	75,850	1,491
Check Point Software Technologies Ltd.A	16,350	1,301
Cognex Corp.	28,750	1,383
FireEye, Inc.A	27,569	1,348
Inovalon Holdings, Inc., Class AA	16,700	466
National Instruments Corp.	30,655	903
Red Hat, Inc.A	14,840	1,127
Salesforce.com, Inc.A	10,470	729
Splunk, Inc.A	13,600	947
Tableau Software, Inc., Class AA	13,050	1,505

	Shares	Fair Value
		(000’s)
Ultimate Software Group, Inc.A	8,650	$1,422

		15,602

Total Information Technology		35,406

MATERIALS - 1.01%
Chemicals - 1.01%
Airgas, Inc.	12,900	1,365

Total Common Stock (Cost $103,074)		132,546

SHORT-TERM INVESTMENTS - 1.86% (Cost $2,532)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,532,006	2,532

SECURITIES LENDING COLLATERAL - 3.42%
American Beacon U.S. Government Money Market Select Fund, Select ClassD	3,484,563	3,484
DWS Government and Agency Securities Portfolio, Institutional Class	1,164,768	1,165

Total Securities Lending Collateral (Cost $4,649)		4,649

TOTAL INVESTMENTS - 102.89% (Cost $110,255)		139,727
LIABILITIES, NET OF OTHER ASSETS - (2.89%)		(3,920)

TOTAL NET ASSETS - 100.00%		$135,807

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at June 30, 2015.
C	PLC - Public Limited Company.
D	The Fund is affiliated by having the same investment advisor.

See accompanying notes
25

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2015 (Unaudited) (in thousands, except share and per share amounts)

	Bahl & Gaynor Small Cap Growth Fund	Bridgeway Large Cap Value Fund	Holland Large Cap Growth Fund	Stephens Small Cap Growth Fund	Stephens Mid-Cap Growth Fund
Assets:
Investments in unaffiliated securities, at fair valueA C	$6,733	$1,797,769	$100,711	$684,454	$136,243
Investments in affiliated securities, at fair valueB	—	—	—	61,792	3,484
Deposit with brokers for futures contracts	10	1,624	138	—	—
Dividends and interest receivable	6	1,709	40	—	17
Receivable for investments sold	—	15,209	427	—	1,059
Receivable for fund shares sold	10	7,920	50	457	427
Receivable for tax reclaims	—	—	—	1	—
Receivable for expense reimbursement (Note 2)	10	—	—	—	—
Receivable for variation margin on open futures contracts	1	78	6	—	—
Prepaid expenses	42	102	35	41	33

Total assets	6,812	1,824,411	101,407	746,745	141,263

Liabilities:
Payable for investments purchased	92	22,346	473	1,760	606
Payable for fund shares redeemed	—	1,417	260	2,503	51
Payable under excess expense reimbursement plan	—	94	—	1	4
Payable upon return of securities loaned	—	—	—	69,687	4,649
Management and investment advisory fees payable	3	540	37	373	60
Administrative service and service fees payable	2	791	43	214	45
Transfer agent fees payable	6	22	2	27	7
Custody and fund accounting fees payable	—	11	—	8	2
Professional fees payable	23	21	17	28	18
Trustee fees payable	—	11	1	8	2
Payable for prospectus and shareholder reports	3	29	3	26	8
Other liabilities	1	1	5	5	4

Total liabilities	130	25,283	841	74,640	5,456

Net Assets	$6,682	$1,799,128	$100,566	$672,105	$135,807

Analysis of Net Assets:
Paid-in-capital	6,328	1,648,453	66,219	554,158	103,201
Undistributed (or overdistribution of) net investment income	25	11,117	12	—	—
Accumulated net realized gain (loss)	(1)	25,162	7,162	(1,323)	3,134
Unrealized appreciation of investments	331	114,895	27,219	119,270	29,472
Unrealized (depreciation) of futures contracts	(1)	(499)	(46)	—	—

Net assets	$6,682	$1,799,128	$100,566	$672,105	$135,807

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	313,785	20,556,113	698,164	20,359,580	4,715,201

Y Class	188,346	9,876,075	2,328	10,032,055	134,661

Investor Class	46,457	35,365,013	3,001,324	7,889,534	986,120

A Class	39,589	5,725,675	40,698	551,859	903,471

C Class	22,873	2,648,210	27,242	175,107	124,564

Net assets (not in thousands):
Institutional Class	$3,434,946	$501,147,272	$18,842,163	$355,293,676	$96,756,699

Y Class	$2,060,654	$240,355,462	$62,545	$174,680,436	$2,758,000

Investor Class	$506,675	$856,972,097	$79,886,775	$130,281,665	$17,814,126

A Class	$431,623	$138,071,098	$1,075,174	$9,051,929	$16,289,555

C Class	$247,622	$62,582,490	$699,130	$2,796,814	$2,188,323

Net asset value, offering and redemption price per share:
Institutional Class	$10.95	$24.38	$26.99	$17.45	$20.52

Y Class	$10.94	$24.34	$26.86	$17.41	$20.48

Investor Class	$10.91	$24.23	$26.62	$16.51	$18.06

A Class	$10.90	$24.11	$26.42	$16.40	$18.03

A Class (offering price)	$11.56	$25.58	$28.03	$17.40	$19.13

C Class	$10.83	$23.63	$25.66	$15.97	$17.57

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

June 30. 2015 (Unaudited) (in thousands, except share and per share amounts)

	Bahl & Gaynor Small Cap Growth Fund	Bridgeway Large Cap Value Fund	Holland Large Cap Growth Fund	Stephens Small Cap Growth Fund	Stephens Mid-Cap Growth Fund
A Cost of investments in unaffiliated securities	$6,402	$1,682,874	$73,492	$565,184	$106,771
B Cost of investments in affiliated securities	$—	$—	$—	$61,792	$3,484
C Fair value of securities on loan	$—	$—	$—	$68,151	$4,551

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the Six Months Ended June 30, 2015 (Unaudited) (in thousands)

	Bahl & Gaynor Small Cap Growth Fund	Bridgeway Large Cap Value Fund	Holland Large Cap Growth Fund	Stephens Small Cap Growth Fund	Stephens Mid-Cap Growth Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes)A	$43	$18,885	$613	$748	$273
Income derived from securities lending	—	—	—	513	37

Total investment income	43	18,885	613	1,261	310

Expenses:
Management and investment advisory fees (Note 2)	15	2,817	226	2,324	359
Administrative service fees (Note 2):
Institutional Class	5	597	28	538	140
Y Class	2	275	—	258	4
Investor Class	1	1,152	121	209	28
A Class	—	178	2	13	24
C Class	—	74	1	4	3
Transfer agent fees:
Institutional Class	1	86	1	79	29
Y Class	1	4	—	22	—
Investor Class	1	13	4	5	1
A Class	1	6	—	—	1
C Class	1	3	—	—	—
Custody and fund accounting fees	5	61	7	30	8
Professional fees	19	25	17	24	16
Registration fees and expenses	48	93	32	43	35
Service fees (Note 2):
Y Class	1	92	—	86	1
Investor Class	—	1,449	146	249	33
A Class	—	89	1	7	12
C Class	—	37	1	2	1
Distribution fees (Note 2):
A Class	—	149	1	11	20
C Class	1	245	3	14	10
Prospectus and shareholder report expenses	1	53	3	26	5
Trustee fees	—	31	2	17	3
Other expenses	4	19	5	15	4

Total expenses	107	7,548	601	3,976	737

Net fees waived and expenses reimbursed/recouped by Manager (Note 2)	(78)	182	—	(5)	—

Net expenses	29	7,730	601	3,971	737

Net investment income	14	11,155	12	(2,710)	(427)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(2)	21,876	5,710	893	2,329
Commission recapture (Note 3)	—	—	1	—	—
Futures contracts	5	587	82	—	—
Change in net unrealized appreciation or (depreciation) of:
Investments	103	(6,427)	(1,619)	37,385	6,485
Futures contracts	(5)	(330)	(81)	—	—

Net gain from investments	101	15,706	4,093	38,278	8,814

Net increase in net assets resulting from operations	$115	$26,861	$4,105	$35,568	$8,387

A Foreign taxes	—	—	—	—	2

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Bahl & Gaynor Small Cap Growth Fund		Bridgeway Large Cap Value Fund
	Six Months Ended June 30, 2015	From July 15 to Dec. 31, 2014	Six Months Ended June 30, 2015	Year Ended Dec. 31, 2014
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$14	$7	$11,155	$6,232
Net realized gain from investments, commission recapture, and futures contracts	3	6	22,463	15,953
Change in net unrealized appreciation or (depreciation) from investments and futures contracts	98	232	(6,757)	82,822

Net increase in net assets resulting from operations	115	245	26,861	105,007

Distributions to Shareholders:
Net investment income:
Institutional Class	—	(5)	—	(2,129)
Y Class	—	(1)	—	(792)
Investor Class	—	—	—	(2,728)
A Class	—	—	—	(488)
C Class	—	—	—	(93)
Net realized gain from investments:
Institutional Class	—	—	—	(4,669)
Y Class	—	—	—	(1,747)
Investor Class	—	—	—	(10,006)
A Class	—	—	—	(1,551)
C Class	—	—	—	(496)

Net distributions to shareholders	—	(6)	—	(24,699)

Capital Share Transactions:
Proceeds from sales of shares	2,644	791	798,590	895,125
Reinvestment of dividends and distributions	—	6	1	24,214
Cost of shares redeemed	(113)	—	(265,059)	(168,475)

Net increase in net assets from capital share transactions	2,531	797	533,532	750,864

Net increase in net assets	2,646	1,036	560,393	831,172

Net Assets:
Beginning of period	4,036	3,000	1,238,735	407,563

End of Period*	$6,682	$4,036	$1,799,128	$1,238,735

* Includes undistributed (or overdistribution of) net investment income	$25	$1	$11,117	$—

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Holland Large Cap Growth Fund		Stephens Small Cap Growth Fund		Stephens Mid-Cap Growth Fund
	Six Months Ended June 30, 2015	Year Ended Dec. 31, 2014	Six Months Ended June 30, 2015	Year Ended Dec. 31, 2014	Six Months Ended June 30, 2015	Year Ended Dec. 31, 2014
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$12	$(134)	$(2,710)	$(4,912)	$(427)	$(790)
Net realized gain from investments, commission recapture, and futures contracts	5,793	10,306	893	31,911	2,329	8,718
Change in net unrealized appreciation or (depreciation) from investments and futures contracts	(1,700)	(3,617)	37,385	(54,645)	6,485	(4,843)

Net increase (decrease) in net assets resulting from operations	4,105	6,555	35,568	(27,646)	8,387	3,085

Distributions to Shareholders:
Net realized gain from investments:
Institutional Class	—	(1,687)	—	(14,779)	—	(5,108)
Y Class	—	(7)	—	(7,036)	—	(185)
Investor Class	—	(7,647)	—	(6,460)	—	(1,310)
A Class	—	(97)	—	(420)	—	(1,127)
C Class	—	(59)	—	(122)	—	(130)

Net distributions to shareholders	—	(9,497)	—	(28,817)	—	(7,860)

Capital Share Transactions:
Proceeds from sales of shares	2,336	12,416	51,235	226,308	14,094	54,295
Reinvestment of dividends and distributions	—	9,472	—	28,166	—	7,117
Cost of shares redeemed	(6,810)	(13,539)	(106,258)	(215,176)	(15,363)	(44,790)

Net increase (decrease) in net assets from capital share transactions	(4,474)	8,349	(55,023)	39,298	(1,269)	16,622

Net increase (decrease) in net assets	(369)	5,407	(19,455)	(17,165)	7,118	11,847

Net Assets:
Beginning of period	100,935	95,528	691,560	708,725	128,689	116,842

End of Period*	$100,566	$100,935	$672,105	$691,560	$135,807	$128,689

* Includes undistributed (or overdistribution of) net investment income	$12	$—	$—	$—	$—	$—

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of June 30, 2015, the Trust consists of thirty-one active series, five of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Holland Large Cap Growth Fund, American Beacon Stephens Small Cap Growth Fund, and American Beacon Stephens Mid-Cap Growth Fund. The remaining twenty-six active series are reported in separate filings.

Effective April 30, 2015, American Beacon Advisors, Inc. (the “Manager”) became a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, two prominent private equity firms. Prior to April 30, the Manager was a wholly-owned subsidiary of Lighthouse Holdings, Inc., which was indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two leading private equity firms.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing directly or through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, “Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements,” which amends the criteria that define an investment company and clarifies the measurement guidance and requires new disclosures for investment companies. Under the ASU, an entity that is registered under the Investment Company Act of 1940 automatically qualifies as an investment company. The Funds adopted this ASU for the fiscal year ended December 31, 2015. Management has evaluated the implications of the ASU and determined that adoption thereof will not have a material impact on the financial statements.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the unaffiliated investment advisors hired by the Manager to direct investment activities of the Funds. Management fees paid by the Funds during the six months ended June 30, 2015 were as follows (in thousands):

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
Bahl & Gaynor Small Cap Growth	0.55%	$15	$14	$1
Bridgeway Large Cap Value	0.37%	2,817	2,438	379
Holland Large Cap Growth	0.45%	226	201	25
Stephens Small Cap Growth	0.68%	2,324	2,097	227
Stephens Mid-Cap Growth	0.54%	359	322	37

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 25% of such loan fees. This fee is included in Income derived from securities lending and management and investment advisory fees on the Statements of Operations. During the six months ended June 30, 2015, securities lending fees paid to the Manager were $53,106 and $2,947 for the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds, respectively.

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to each Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, A, and C Classes of the Funds.

Distribution Plans

The Funds, except for the A and C Classes, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to separately compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) or the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively, the “Select Funds”). The Select Funds and the Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as the investment advisor to the Select Funds and receives Management and Administrative Service fees totaling 0.10% of the average daily net assets of the Select Funds. During the six months ended June 30, 2015, the Manager earned $20,703 and $2,267 from the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds’ securities lending collateral invested in the Select Funds, respectively.

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended June 30, 2015, the Stephens Small Cap Growth Fund borrowed on average $2,316,814 for 6 days at an average rate of 0.73% with interest charges of $279. This amount is recorded as interest expense on the Statements of Operations herein.

Expense Reimbursement Plan

The Manager agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded a Fund’s expense cap. For the six months ended June 30, 2015, the Manager waived or reimbursed expenses as follows:

Fund	Class	Expense Cap	Reimbursed or (Recovered) Expenses	Expiration
Bahl & Gaynor Small Cap Growth	Institutional	0.98%	$46,977	2018
Bahl & Gaynor Small Cap Growth	Y	1.08%	17,168	2018
Bahl & Gaynor Small Cap Growth	Investor	1.36%	5,983	2018
Bahl & Gaynor Small Cap Growth	A	1.38%	4,149	2018
Bahl & Gaynor Small Cap Growth	C	2.13%	3,369	2018
Bridgeway Large Cap Value	Institutional	N/A	(182,101)	2018
Holland Large Cap Growth	Institutional	N/A	(469)	2018
Holland Large Cap Growth	Y	0.99%	16	2018
Holland Large Cap Growth	A	1.29%	16	2018
Holland Large Cap Growth	C	2.04%	26	2018
Stephens Small Cap Growth	Institutional	N/A	(284)	2018
Stephens Small Cap Growth	Investor	N/A	9,358	2018
Stephens Small Cap Growth	A	N/A	(2,983)	2018
Stephens Small Cap Growth	C	N/A	(853)	2018
Stephens Mid-Cap Growth	Institutional	0.99%	7,992	2018
Stephens Mid-Cap Growth	Y	N/A	(405)	2018
Stephens Mid-Cap Growth	Investor	N/A	(4,549)	2018
Stephens Mid-Cap Growth	A	1.39%	(2,530)	2018
Stephens Mid-Cap Growth	C	2.14%	(229)	2018

Of these amounts, $94,281, $1,468, and $3,850 was payable to the Manager at June 30, 2015 for the Bridgeway Large Cap Value, Stephens Small Cap Growth, and Stephens Mid-Cap Growth Funds, respectively.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

$10,262 and $26 was receivable from the Manager at June 30, 2015 for the Bahl & Gaynor Small Cap Growth and Holland Large Cap Growth Funds, respectively. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expiration of Reimbursed Expenses
Bahl & Gaynor Small Cap Growth	$—	$132,904	2017
Bridgeway Large Cap Value	108,637	—	2015
Bridgeway Large Cap Value	73,464	2,766	2016
Holland Large Cap Growth	469	6,532	2015
Holland Large Cap Growth	—	104	2016
Holland Large Cap Growth	—	156	2017
Stephens Small Cap Growth	3,836	5,675	2015
Stephens Small Cap Growth	284	55,746	2016
Stephens Mid-Cap Growth	7,713	82,524	2015
Stephens Mid-Cap Growth	—	60,289	2016
Stephens Mid-Cap Growth	—	38,647	2017

The Manager recovered expenses from various classes of the Bridgeway Large Cap Value, Holland Large Cap Growth, Stephens Small Cap Growth, and Stephens Mid-Cap Growth Funds during the six months ended June 30, 2015 as follows:

Fund	Class	Recovered Expense	Expiration
Bridgeway Large Cap Value	Institutional	$108,637	2015
Bridgeway Large Cap Value	Institutional	73,464	2016
Holland Large Cap Growth	Institutional	469	2015
Stephens Small Cap Growth	Institutional	284	2016
Stephens Small Cap Growth	A	2,983	2015
Stephens Small Cap Growth	C	853	2015
Stephens Mid-Cap Growth	Y	405	2015
Stephens Mid-Cap Growth	Investor	4,549	2015
Stephens Mid-Cap Growth	A	2,530	2015
Stephens Mid-Cap Growth	C	229	2015

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended June 30, 2015, Foreside collected $292, $68,410, $2,395, and $1,996 for Bahl & Gaynor Small Cap Growth, Bridgeway Large Cap Value, Stephens Small Cap Growth, and Stephens Mid-Cap Growth Funds, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended June 30, 2015, CDSC fees of $1,000 and $96 were collected for the Bridgeway Large Cap Value and Stephens Small Cap Growth Funds, respectively.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended June 30, 2015, CDSC fees of $6,506 and $927 were collected for the Bridgeway Large Cap Value and Stephens Mid-Cap Growth Funds, respectively.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Fund’s Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended June 30, 2015, there were no transfers between levels. As of June 30, 2015, the investments were classified as described below (in thousands):

Bahl & Gaynor Small Cap Growth Fund*	Level 1	Level 2	Level 3	Total
Common Stock	$6,470	$—	$—	$6,470
Short-Term Investments – Money Market Funds	263	—	—	263

Total Investments in Securities	$6,733	$—	$—	$6,733

Financial Derivative Instruments
Futures Contracts(1)	$—	$—	$—	$—

Bridgeway Large Cap Value Fund*	Level 1	Level 2	Level 3	Total
Common Stock	$1,748,906	$—	$—	$1,748,906
Short-Term Investments – Money Market Funds	48,863	—	—	48,863

Total Investments in Securities	$1,797,769	$—	$—	$1,797,769

Financial Derivative Instruments
Futures Contracts	$(499)	$—	$—	$(499)

Holland Large Cap Growth Fund*	Level 1	Level 2	Level 3	Total
Common Stock	$97,345	$—	$—	$97,345
Short-Term Investments – Money Market Funds	3,366	—	—	3,366

Total Investments in Securities	$100,711	$—	$—	$100,711

Financial Derivative Instruments
Futures Contracts	$(46)	$—	$—	$(46)

Stephens Small Cap Growth Fund*	Level 1	Level 2	Level 3	Total
Common Stock	$671,050	$—	$—	$671,050
Short-Term Investments – Money Market Funds	5,509	—	—	5,509
Securities Lending Collateral invested in Money Market Funds	69,687	—	—	69,687

Total Investments in Securities	$746,246	$—	$—	$746,246

Stephens Mid-Cap Growth Fund*	Level 1	Level 2	Level 3	Total
Common Stock	$132,546	$—	$—	$132,546
Short-Term Investments – Money Market Funds	2,532	—	—	2,532
Securities Lending Collateral invested in Money Market Funds	4,649	—	—	4,649

Total Investments in Securities	$139,727	$—	$—	$139,727

*	Refer to the Schedule of Investments for industry information.
(1)	Amount is between $(500) and $500.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

American Depositary Receipts (ADRs)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the six months ended June 30, 2015, the Funds entered into future contracts primarily for exposing cash to markets.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by the average number of contracts outstanding as of the end of each of the six months through June 30, 2015.

For the Quarter Ended	Average Futures Contracts Outstanding
Bahl & Gaynor Small Cap Growth	1
Bridgeway Large Cap Value	184
Holland Large Cap Growth	26

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1):

Fair Values of financial derivative instruments not accounted for as hedging instruments as of June 30, 2015:

Statements of Assets and Liabilities	Derivative	Bahl & Gaynor Small Cap Growth	Bridgeway Large Cap Value	Holland Large Cap Growth

Receivable for variation margin from open futures contracts	Equity Contracts	$1	$78	$6

The effect of financial derivative instruments not accounted for as hedging instruments during the six months ended June 30, 2015:

Statements of Operations
Net realized gain from futures contracts	Equity Contracts	$5	$587	$82
Change in net unrealized (depreciation) of futures contracts	Equity Contracts	(5)	(330)	(81)

(1)	See Note 3 in the Notes to Financial Statements for additional information.

6. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Funds, or, in the case of hedging positions, that the Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties such as International Swaps and Derivatives Association (“ISDA”) agreements, Master Repo Agreements and Master Forward Agreements which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2015 (in thousands).

Bahl & Gaynor Small Cap Growth Fund

Offsetting of Financial Assets and Derivative Assets as of June 30, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$1	$—	$1

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of June 30, 2015:

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$1	$—	$—	$1

Bridgeway Large Cap Value Fund

Offsetting of Financial Assets and Derivative Assets as of June 30, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$78	$—	$78

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of June 30, 2015:

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$78	$—	$—	$78

Holland Large Cap Growth Fund

Offsetting of Financial Assets and Derivative Assets as of June 30, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Futures Contracts	$6	$—	$6

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of June 30, 2015:

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$6	$—	$—	$6

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

Stephens Small Cap Growth Fund

Offsetting of Financial Assets and Derivative Assets as of June 30, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Securities on Loan	$68,151	$—	$68,151

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of June 30, 2015:

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$5,057	$—	$(5,057)	$—
BNP Paribas Prime Brokerage	5,210	—	(5,210)	—
Citigroup Global Markets, Inc.	3,408	—	(3,408)	—
Credit Suisse Securities LLC	5,113	—	(5,113)	—
Goldman, Sachs & Co.	8,298	—	(8,298)	—
ING Financial Markets, LLC	910	—	(910)	—
JPMorgan Clearing Corp.	2,201	—	(2,201)	—
MS Securities Services Inc.	12,457	—	(12,457)	—
National Financial Services Corp (NFS)	14,516	—	(14,516)	—
Scotia Capital USA Inc.	3,590	—	(3,590)	—
UBS Securities LLC	7,391	—	(7,391)	—

Total:	$68,151	$—	$(68,151)	$—

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $68,687 has been received in connection with securities lending transactions.

Stephens Mid-Cap Growth Fund

Offsetting of Financial Assets and Derivative Assets as of June 30, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Securities on Loan	$4,551	$—	$4,551

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of June 30, 2015:

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$1,503	$—	$(1,503)	$—
Citigroup Global Markets, Inc.	1,414	—	(1,414)	—
Goldman, Sachs & Co.	1,634	—	(1,634)	—

Total:	$4,551	$—	$(4,551)	$—

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $4,649 has been received in connection with securities lending transactions.

7. Federal Income and Excise Taxes

It is the policy of the Funds to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Funds are treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	Bahl & Gaynor Small Cap Growth		Bridgeway Large Cap Value		Holland Large Cap Growth
	Six months ended June 30, 2015	Year Ended December 31, 2014	Six months ended June 30, 2015	Year Ended December 31, 2014	Six months ended June 30, 2015	Year Ended December 31, 2014
	(unaudited)		(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$—	$5	$—	$4,256	$—	$4
Y Class	—	1	—	1,588	—	—
Investor Class	—	—	—	7,289	—	18
A Class	—	—	—	1,195	—	1
C Class	—	—	—	319	—	—
Long-Term Capital Gain
Institutional Class	—	—	—	2,542	—	1,683
Y Class	—	—	—	951	—	7
Investor Class	—	—	—	5,445	—	7,629
A Class	—	—	—	844	—	96
C Class	—	—	—	270	—	59

Total distributions paid	$—	$6	$—	$24,699	$—	$9,497

	Stephens Small Cap Growth		Stephens Mid-Cap Growth
	Six months ended June 30, 2015	Year Ended December 31, 2014	Six months ended June 30, 2015	Year Ended December 31, 2014
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$—	$—	$—	$—
Y Class	—	—	—	—
Investor Class	—	—	—	—
A Class	—	—	—	—
C Class	—	—	—	—
Long-Term Capital Gain
Institutional Class	—	14,779	—	5,108
Y Class	—	7,036	—	185
Investor Class	—	6,460	—	1,310
A Class	—	420	—	1,127
C Class	—	122	—	130

Total distributions paid	$—	$28,817	$—	$7,860

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of June 30, 2015 the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	Bahl & Gaynor Small Cap Growth	Bridgeway Large Cap Value	Holland Large Cap Growth	Stephens Small Cap Growth	Stephens Mid-Cap Growth
Cost basis of investments for federal income tax purposes	$6,404	$1,682,874	$73,608	$558,683	$105,798
Unrealized appreciation	598	165,037	28,539	142,236	33,398
Unrealized depreciation	(269)	(50,142)	(1,437)	(24,360)	(4,119)

Net unrealized appreciation or (depreciation)	329	114,895	27,102	117,876	29,279

Undistributed ordinary income	25	12,070	303	—	—
Accumulated long-term gain or (loss)	—	23,711	6,942	71	3,327
Other temporary differences	—	(1)	—	—	—

Distributable earnings or (deficits)	$354	$150,675	$34,347	$117,947	$32,606

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from the reclassifications of income from net operating losses used to offset short-term capital gains, non-utilization of net operating losses, tax return of capital, and dividends that have been reclassed as of June 30, 2015 (in thousands):

	Bahl & Gaynor Small Cap Growth	Bridgeway Large Cap Value	Holland Large Cap Growth	Stephens Small Cap Growth	Stephens Mid-Cap Growth
Paid-in-capital	$—	$(1)	$—	$(2,710)	$(427)
Undistributed net investment income	10	(38)	—	2,710	427
Accumulated net realized gain (loss)	(10)	39	—	—	—
Unrealized appreciation or (depreciation) of investments and futures contracts	—	—	—	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

For the six month period ending June 30, 2015 the Funds do not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2015 were as follows (in thousands):

	Bahl & Gaynor Small Cap Growth	Bridgeway Large Cap Value	Holland Large Cap Growth	Stephens Small Cap Growth	Stephens Mid-Cap Growth
Purchases (excluding U.S. government securities)	$3,337	$777,257	$14,393	$76,796	$11,073
Sales and maturities (excluding U.S. government securities)	761	251,961	18,154	135,765	10,962

A summary of the Funds’ security lending collateral transactions in the Select Funds for the six months ended June 30, 2015 is set forth below (in thousands):

Fund	Affiliate	December 31, 2014 Shares/Fair Value	Purchases	Sales	June 30, 2015 Shares/Fair Value	Dividend Income
Stephens Small Cap Growth	USG Select Fund	$43,153	$151,272	$132,633	$61,792	$2
Stephens Mid-Cap Growth	USG Select Fund	5,242	28,864	30,621	3,485	—

9. Securities Lending

The Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, as designated by the Manager.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retain 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of June 30, 2015, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fund	Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
Stephens Small Cap Growth	$68,151	$—	$68,687
Stephens Mid-Cap Growth	4,551	—	4,649

Cash collateral is listed on the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments, grossed up by the securities lending fees paid to the Manager, is included in Income derived from securities lending on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (dollars and shares (in thousands):

For the Six Months Ended June 30, 2015

	Institutional Class		Y Class		Investor Class
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	26	$289	159	$1,721	25	$269
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(2)	(26)	(7)	(79)	(1)	(8)

Net increase in shares outstanding	24	$263	152	$1,642	24	$261

	A Class		C Class
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	24	$262	10	$103
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—

Net increase in shares outstanding	24	$262	10	$103

	Institutional Class		Y Class		Investor Class
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,091	$221,521	5,852	$141,619	14,332	$345,840
Reinvestment of dividends	—	—	—	—	—	1
Shares redeemed	(1,665)	(40,505)	(974)	(23,690)	(7,095)	(171,827)

Net increase in shares outstanding	7,426	$181,016	4,878	$117,929	7,237	$174,014

	A Class		C Class
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,482	$59,690	1,271	$29,920
Reinvestment of dividends	—	—	—	—
Shares redeemed	(1,140)	(27,532)	(64)	(1,505)

Net increase in shares outstanding	1,342	$32,158	1,207	$28,415

	Institutional Class		Y Class		Investor Class
Holland Large Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11	$302	—	$4	70	$1,861
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(12)	(315)	(1)	(18)	(242)	(6,411)

Net (decrease) in shares outstanding	(1)	$(13)	(1)	$(14)	(172)	$(4,550)

	A Class		C Class
Holland Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	3	$70	4	$99
Reinvestment of dividends	—	—	—	—
Shares redeemed	(2)	(51)	(1)	(15)

Net increase in shares outstanding	1	$19	3	$84

	Institutional Class		Y Class		Investor Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,947	$32,914	718	$12,123	339	$5,407
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(3,305)	(56,518)	(1,076)	(18,237)	(1,822)	(29,536)

Net (decrease) in shares outstanding	(1,358)	$(23,604)	(358)	$(6,114)	(1,483)	$(24,129)

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

	A Class		C Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	47	$753	2	$38
Reinvestment of dividends	—	—	—	—
Shares redeemed	(117)	(1,828)	(9)	(139)

Net (decrease) in shares outstanding	(70)	$(1,075)	(7)	$(101)

	Institutional Class		Y Class		Investor Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	580	$11,584	17	$353	19	$339
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(418)	(8,428)	(44)	(862)	(185)	(3,240)

Net increase (decrease) in shares outstanding	162	$3,156	(27)	$(509)	(166)	$(2,901)

	A Class		C Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	74	$1,363	26	$455
Reinvestment of dividends	—	—	—	—
Shares redeemed	(145)	(2,555)	(16)	(278)

Net increase (decrease) in shares outstanding	(71)	$(1,192)	10	$177

For the Year Ended December 31, 2014

	Institutional Class		Y Class		Investor Class
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	29	$295	26	$276	12	$130
Reinvestment of dividends	1	5	—	1	—	—
Shares redeemed	—	—	—	—	—	—

Net increase in shares outstanding	30	$300	26	$277	12	$130

	A Class		C Class
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	5	$55	4	$35
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—

Net increase in shares outstanding	5	$55	4	$35

	Institutional Class		Y Class		Investor Class
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,620	$243,491	4,580	$105,825	19,278	$435,281
Reinvestment of dividends	282	6,758	100	2,387	532	12,696
Shares redeemed	(1,508)	(34,472)	(615)	(14,093)	(4,560)	(103,940)

Net increase in shares outstanding	9,394	$215,777	4,065	$94,119	15,250	$344,037

	A Class		C Class
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,516	$80,273	1,342	$30,255
Reinvestment of dividends	78	1,862	22	511
Shares redeemed	(685)	(15,181)	(35)	(789)

Net increase in shares outstanding	2,909	$66,954	1,329	$29,977

	Institutional Class		Y Class		Investor Class
Holland Large Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	30	$790	1	$20	406	$11,224
Reinvestment of dividends	64	1,687	—	7	296	7,645
Shares redeemed	(8)	(226)	(1)	(30)	(466)	(12,671)

Net increase (decrease) in shares outstanding	86	$2,251	—	$(3)	236	$6,198

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

	A Class		C Class
Holland Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	11	$290	4	$92
Reinvestment of dividends	4	92	2	41
Shares redeemed	(14)	(373)	(9)	(239)

Net increase (decrease) in shares outstanding	1	$9	(3)	$(106)

	Institutional Class		Y Class		Investor Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,803	$133,916	3,053	$52,340	2,277	$36,690
Reinvestment of dividends	865	14,382	412	6,840	408	6,431
Shares redeemed	(4,750)	(80,142)	(4,766)	(78,398)	(3,312)	(52,961)

Net increase (decrease) in shares outstanding	3,918	$68,156	(1,301)	$(19,218)	(627)	$(9,840)

	A Class		C Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	149	$2,425	59	$937
Reinvestment of dividends	25	401	7	112
Shares redeemed	(200)	(3,184)	(31)	(491)

Net increase (decrease) in shares outstanding	(26)	$(358)	35	$558

	Institutional Class		Y Class		Investor Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,114	$42,235	146	$2,898	200	$3,555
Reinvestment of dividends	258	4,995	8	155	71	1,224
Shares redeemed	(1,018)	(20,206)	(77)	(1,500)	(929)	(15,848)

Net increase (decrease) in shares outstanding	1,354	$27,024	77	$1,553	(658)	$(11,069)

	A Class		C Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	269	$4,753	49	$854
Reinvestment of dividends	38	643	6	100
Shares redeemed	(377)	(6,640)	(34)	(596)

Net increase (decrease) in shares outstanding	(70)	$(1,244)	21	$358

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American Beacon Bahl & Gaynor Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class				Y Class
	Six Months Ended June 30, 2015		July 15A to Dec. 31, 2014		Six Months Ended June 30, 2015		July 15A to Dec. 31, 2014
	(unaudited)				(unaudited)

Net asset value, beginning of period	$10.71		$10.00		$10.71		$10.00

Income from investment operations:
Net investment income (loss)	0.03		0.02		0.02		0.01
Net gains (losses) on investments (both realized and unrealized)	0.21		0.71		0.21		0.72

Total income (loss) from investment operations	0.24		0.73		0.23		0.73

Less distributions:
Dividends from net investment income	—		(0.02)		—		(0.02)
Distributions from net realized gains	—		—		—		—

Total distributions	—		(0.02)		—		(0.02)

Net asset value, end of period	$10.95		$10.71		$10.94		$10.71

Total returnB	2.24	%C	7.28	%C	2.15	%C	7.28	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$3,435		$3,103		$2,061		$388
Ratios to average net assets:
Expenses, before reimbursements	3.91	%D	8.98	%D	3.67	%D	11.71	%D
Expenses, net of reimbursements	0.98	%D	0.98	%D	1.08	%D	1.08	%D
Net investment (loss), before expense reimbursements	(2.31	)%D	(7.51	)%D	(2.01	)%D	(10.06	)%D
Net investment income (loss), net of reimbursements	0.62	%D	0.49	%D	0.58	%D	0.57	%D
Portfolio turnover rate	15	%C	12	%E	15	%C	12	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from July 15, 2014 to December 31, 2014, and is not annualized.

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class				A Class				C Class
Six Months Ended June 30, 2015		July 15A to Dec. 31, 2014		Six Months Ended June 30, 2015		July 15A to Dec. 31, 2014		Six Months Ended June 30, 2015		July 15A to Dec 31, 2014
(unaudited)				(unaudited)				(unaudited)

$10.69		$10.00		$10.69		$10.00		$10.65		$10.00

0.02		0.01		0.02		0.00		0.00		(0.02)
0.20		0.70		0.19		0.71		0.18		0.69

0.22		0.71		0.21		0.71		0.18		0.67

—		(0.02)		—		(0.02)		—		(0.02)
—		—		—		—		—		—

—		(0.02)		—		(0.02)		—		(0.02)

$10.91		$10.69		$10.90		$10.69		$10.83		$10.65

2.06	%C	7.08	%C	1.96	%C	7.08	%C	1.69	%C	6.68	%C

$507		$239		$432		$164		$248		$142

4.63	%D	12.62	%D	4.82	%D	13.84	%D	5.75	%D	13.72	%D
1.36	%D	1.36	%D	1.38	%D	1.38	%D	2.13	%D	2.13	%D
(3.00	)%D	(11.12	)%D	(3.14	)%D	(12.35	)%D	(4.16	)%D	(12.23	)%D
0.27	%D	0.14	%D	0.30	%D	0.10	%D	(0.54	)%D	(0.64	)%D
15	%C	12	%E	15	%C	12	%E	15	%C	12	%E

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended June 30,		Year Ended December 31,		Six Months Ended Dec. 31,		Year Ended June 30,
	2015		2014	2013	2012		2012	2011
	(unaudited)

Net asset value, beginning of period	$23.89		$21.39	$15.85	$14.80		$14.62	$11.44

Income from investment operations:
Net investment income	0.16		0.10	0.11	0.20		0.24	0.20	A
Net gains (losses) on investments (both realized and unrealized)	0.33		2.94	5.87	1.14		0.12	3.21

Total income (loss) from investment operations	0.49		3.04	5.98	1.34		0.36	3.41

Less distributions:
Dividends from net investment income	—		(0.17)	(0.11)	(0.29)		(0.18)	(0.23)
Distributions from net realized gains	—		(0.37)	(0.33)	—		—	—

Total distributions	—		(0.54)	(0.44)	(0.29)		(0.18)	(0.23)

Net asset value, end of period	$24.38		$23.89	$21.39	$15.85		$14.80	$14.62

Total returnB	2.05	%C	14.18%	37.77%	9.04	%C	2.60%	30.02%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$501,147		$313,661	$79,889	$26,669		$26,950	$29,647
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.75	%D	0.79%	1.01%	1.73	%D	1.30%	1.17%
Expenses, net of reimbursements or recoupments	0.84	%D	0.84%	0.84%	0.84	%D	0.82%	0.84%
Net investment income (loss), before reimbursements or recoupments	1.73	%D	1.08%	0.98%	1.38	%D	1.17%	1.17%
Net investment income, net of reimbursements or recoupments	1.64	%D	1.04%	1.16%	2.27	%D	1.66%	1.50%
Portfolio turnover rate	17	%C	31%	38%	21	%C	36%	43%

A	Per share amounts calculated based on average daily shares outstanding during the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Commencement of operations.
F	Portfolio turnover rate is for the period from July 1, 2011 to June 30, 2012.

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class								Investor Class
Six Months Ended June 30,		Year Ended December 31,		Six Months Ended Dec. 31,		Feb. 3E to June 30,		Six Months Ended June 30,		Year Ended December 31,		Six Months Ended Dec. 31,		Feb. 3E to June 30,
2015		2014	2013	2012		2012		2015		2014	2013	2012		2012
(unaudited)								(unaudited)

$23.84		$21.35	$15.84	$14.80		$14.46		$23.77		$21.28	$15.81	$14.78		$14.46

0.18		0.13	0.22	0.07		0.09		0.15		0.14	0.21	0.12		0.03
0.32		2.90	5.72	1.26		0.25		0.31		2.82	5.68	1.19		0.29

0.50		3.03	5.94	1.33		0.34		0.46		2.96	5.89	1.31		0.32

—		(0.17)	(0.10)	(0.29)		—		—		(0.10)	(0.09)	(0.28)		—
—		(0.37)	(0.33)	—		—		—		(0.37)	(0.33)	—		—

—		(0.54)	(0.43)	(0.29)		—		—		(0.47)	(0.42)	(0.28)		—

$24.34		$23.84	$21.35	$15.84		$14.80		$24.23		$23.77	$21.28	$15.81		$14.78

2.10	%C	14.15%	37.55%	8.98	%C	2.35	%C	1.94	%C	13.89%	37.28%	8.84	%C	2.21	%C

$240,355		$119,162	$19,914	$36		$5		$856,972		$668,659	$274,114	$489		$215

0.81	%D	0.84%	0.93%	3.75	%D	144.38	%D	1.09	%D	1.11%	1.08%	2.26	%D	18.30	%D
0.81	%D	0.85%	0.94%	0.93	%D	0.94	%D	1.09	%D	1.11%	1.09%	1.21	%D	1.22	%D
1.63	%D	1.03%	1.07%	(0.51	)%D	(141.90	)%D	1.40	%D	0.76%	0.95%	1.00	%D	(15.48	)%D
1.63	%D	1.03%	1.06%	2.31	%D	1.54	%D	1.40	%D	0.76%	0.94%	2.05	%D	1.59	%D
17	%C	31%	38%	21	%C	36	%F	17	%C	31%	38%	21	%C	36	%F

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30,		Year Ended December 31,		Six Months Ended Dec. 31,		Feb. 3E to June 30,
	2015		2014	2013	2012		2012
	(unaudited)

Net asset value, beginning of period	$23.66		$21.22	$15.78	$14.77		$14.46

Income from investment operations:
Net investment income	0.15		0.09	0.19	0.15		0.01
Net gains (losses) on investments (both realized and unrealized)	0.30		2.84	5.64	1.15		0.30

Total income (loss) from investment operations	0.45		2.93	5.83	1.30		0.31

Less distributions:
Dividends from net investment income	—		(0.12)	(0.06)	(0.29)		—
Distributions from net realized gains	—		(0.37)	(0.33)	—		—

Total distributions	—		(0.49)	(0.39)	(0.29)		—

Net asset value, end of period	$24.11		$23.66	$21.22	$15.78		$14.77

Total returnB	1.90	%C	13.76%	37.01%	8.78	%C	2.14	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$138,071		$103,717	$31,300	$311		$276
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.12	%D	1.19%	1.38%	2.21	%D	15.39	%D
Expenses, net of reimbursements or recoupments	1.12	%D	1.21%	1.34%	1.33	%D	1.34	%D
Net investment income (loss), before reimbursements or recoupments	1.40	%D	0.69%	0.61%	0.90	%D	(13.13	)%D
Net investment income, net of reimbursements or recoupments	1.40	%D	0.67%	0.66%	1.78	%D	0.92	%D
Portfolio turnover rate	17	%C	31%	38%	21%		36	%F

A	Per share amounts calculated based on average daily shares outstanding during the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Commencement of operations.
F	Portfolio turnover rate is for the period from July 1, 2011 to June 30, 2012.

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30,		Year Ended December 31,		Six Months Ended Dec. 31,		Feb. 3E to June 30, 2012
	2015		2014	2013	2012
	(unaudited)

Net asset value, beginning of period	$23.27		$21.00	$15.70	$14.73		$14.46

Income from investment operations:
Net investment income	0.09		0.02	0.18	0.09		0.02
Net gains (losses) on investments (both realized and unrealized)	0.27		2.69	5.47	1.17		0.25

Total income (loss) from investment operations	0.36		2.71	5.65	1.26		0.27

Less distributions:
Dividends from net investment income	—		(0.07)	(0.02)	(0.29)		—
Distributions from net realized gains	—		(0.37)	(0.33)	—		—

Total distributions	—		(0.44)	(0.35)	(0.29)		—

Net asset value, end of period	$23.63		$23.27	$21.00	$15.70		$14.73

Total returnB	1.55	%C	12.88%	36.02%	8.54	%C	1.87	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$62,583		$33,536	$2,346	$20		$14
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.86	%D	1.92%	2.13%	6.81	%D	64.88	%D
Expenses, net of reimbursements or recoupments	1.86	%D	1.94%	2.09%	1.77	%D	2.09	%D
Net investment income (loss), before reimbursements or recoupments	0.58	%D	(0.05)%	(0.13)%	(3.55	)%D	(62.47	)%D
Net investment income (loss), net of reimbursements or recoupments	0.58	%D	(0.08)%	(0.08)%	1.49	%D	0.32	%D
Portfolio turnover rate	17	%C	31%	38%	21	%C	36	%F

A	Per share amounts calculated based on average daily shares outstanding during the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Commencement of operations.
F	Portfolio turnover rate is for the period from July 1, 2011 to June 30, 2012.

American Beacon Holland Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended June 30,		Year Ended December 31,						March 1A to Dec. 31,
	2015		2014	2013	2012		2011		2010
	(unaudited)

Net asset value, beginning of period	$25.88		$26.57	$21.60	$20.30		$20.00		$17.88

Income from investment operations:
Net investment income (loss)	0.04		0.03	0.02	0.09	F	(0.02	)G	(0.01	)G
Net gains (losses) on securities (both realized and unrealized)	1.07		1.94	7.02	2.47		0.71		2.61

Total income (loss) from investment operations	1.11		1.97	7.04	2.56		0.69		2.60

Less distributions:
Dividends from net investment income	—		—	(0.01)	(0.08)		—		—
Distributions from net realized gains	—		(2.66)	(2.06)	(1.18)		(0.39)		(0.48)

Total distributions	—		(2.66)	(2.07)	(1.26)		(0.39)		(0.48)

Net asset value, end of period	$26.99		$25.88	$26.57	$21.60		$20.30		$20.00

Total returnB	4.29	%C	7.31%	32.73%	12.57%		3.47%		14.58	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$18,842		$18,103	$16,292	$1,619		$1,193		$1,126
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.88	%D	0.89%	0.86%	1.32%		1.49%		1.91	%D
Expenses, net of reimbursements or recoupments	0.89	%D	0.89%	0.89%	0.96%		1.20%		1.20	%D
Net investment income (loss), before expense reimbursements or recoupments	0.32	%D	0.14%	0.24%	0.07%		(0.38)%		(0.77	)%D
Net investment income (loss), net of reimbursements or recoupments	0.32	%D	0.13%	0.21%	0.43%		(0.09)%		0.06	%D
Portfolio turnover rate	15	%C	27%	29%	18%		12%		18%

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from January 1, 2012 to December 31, 2012.
F	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.
G	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.

American Beacon Holland Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class						Investor Class
Six Months Ended June 30,		Year Ended December 31,		March 23A to Dec. 31,		Six Months Ended June 30,		Year Ended December 31,
2015		2014	2013	2012		2015		2014	2013	2012		2011		2010
(unaudited)						(unaudited)

$25.79		$26.53	$21.59	$23.00		$25.57		$26.36	$21.52	$20.24		$19.97		$17.94

0.02		(0.02)	0.02	0.09	F	(0.01)		(0.04)	(0.05)	0.02	F	(0.05	)G	(0.04	)G
1.05		1.94	6.98	(0.26)		1.06		1.91	6.95	2.45		0.71		2.55

1.07		1.92	7.00	(0.17)		1.05		1.87	6.90	2.47		0.66		2.51

—		—	0.00	(0.06)		—		—	0.00	(0.01)		—		—
—		(2.66)	(2.06)	(1.18)		—		(2.66)	(2.06)	(1.18)		(0.39)		(0.48)

—		(2.66)	(2.06)	(1.24)		—		(2.66)	(2.06)	(1.19)		(0.39)		(0.48)

$26.86		$25.79	$26.53	$21.59		$26.62		$25.57	$26.36	$21.52		$20.24		$19.97

4.15	%C	7.13%	32.59%	(0.79	)%C	4.11	%C	6.99%	32.21%	12.18%		3.33%		14.03%

$63		$74	$79	$23		$79,887		$81,154	$77,426	$66,568		$58,682		$54,128

1.17	%D	1.11%	0.97%	10.18	%D	1.25	%D	1.15%	1.26%	1.44%		1.64%		1.77%
1.12	%D	1.08%	0.99%	0.98	%D	1.25	%D	1.21%	1.27%	1.29%		1.35%		1.35%
0.01	%D	(0.10)%	0.15%	(8.77	)%D	(0.04	)%D	(0.13)%	(0.17)%	(0.08)%		(0.53)%		(0.64)%
0.07	%D	(0.06)%	0.12%	0.43	%D	(0.04	)%D	(0.19)%	(0.18)%	0.07%		(0.24)%		(0.22)%
15	%C	27%	29%	18	%E	15	%C	27%	29%	18%		12%		18%

American Beacon Holland Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30,		Year Ended December 31,						Feb. 1A to Dec. 31,
	2015		2014	2013	2012		2011		2010
	(unaudited)

Net asset value, beginning of period	$25.39		$26.22	$21.43	$20.23		$19.96		$17.40

Income from investment operations:
Net investment income (loss)	(0.01)		(0.08)	(0.03)	0.03	F	(0.05	)G	(0.04	)G
Net gains (losses) on securities (both realized and unrealized)	1.04		1.91	6.88	2.41		0.71		3.08

Total income (loss) from investment operations	1.03		1.83	6.85	2.44		0.66		3.04

Less distributions:
Dividends from net investment income	—		—	0.00	(0.06)		—		—
Distributions from net realized gains	—		(2.66)	(2.06)	(1.18)		(0.39)		(0.48)

Total distributions	—		(2.66)	(2.06)	(1.24)		(0.39)		(0.48)

Net asset value, end of period	$26.42		$25.39	$26.22	$21.43		$20.23		$19.96

Total returnB	4.06	%C	6.88%	32.11%	11.99%		3.33%		17.51	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,075		$1,012	$1,028	$467		$13		$12
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.29	%D	1.35%	1.40%	2.73%		10.06%		42.81	%D
Expenses, net of reimbursements or recoupments	1.29	%D	1.34%	1.39%	1.38%		1.40%		1.40	%D
Net investment (loss), before expense reimbursements or recoupments	(0.08	)%D	(0.32)%	(0.28)%	(0.97)%		(8.94)%		(41.83	)%D
Net investment income (loss), net of reimbursements or recoupments	(0.07	)%D	(0.31)%	(0.27)%	0.37%		(0.28)%		(0.22	)%D
Portfolio turnover rate	15	%C	27%	29%	18%		12%		18%

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from January 1, 2012 to December 31, 2012.
F	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.
G	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.

American Beacon Holland Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30,		Year Ended December 31,		March 23A to Dec. 31,
	2015		2014	2013	2012
	(unaudited)

Net asset value, beginning of period	$24.75		$25.82	$21.29	$22.90

Income from investment operations:
Net investment income (loss)	(0.03)		(0.36)	(0.17)	0.01	F
Net gains (losses) on securities (both realized and unrealized)	0.94		1.95	6.76	(0.38)

Total income (loss) from investment operations	0.91		1.59	6.59	(0.37)

Less distributions:
Dividends from net investment income	—		—	0.00	(0.06)
Distributions from net realized gains	—		(2.66)	(2.06)	(1.18)

Total distributions	—		(2.66)	(2.06)	(1.24)

Net asset value, end of period	$25.66		$24.75	$25.82	$21.29

Total returnB	3.68	%C	6.05%	31.10%	(1.65	)%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$699		$592	$703	$281
Ratios to average net assets:
Expenses, before reimbursements or recoupments	2.05	%D	2.10%	2.15%	6.17	%D
Expenses, net of reimbursements or recoupments	2.04	%D	2.09%	2.14%	2.12	%D
Net investment income (loss), before expense reimbursements or recoupments	(0.85	)%D	(1.07)%	(1.04)%	(3.85	)%D
Net investment income (loss), net of reimbursements or recoupments	(0.84	)%D	(1.07)%	(1.03)%	0.20	%D
Portfolio turnover rate	15	%C	27%	29%	18	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from January 1, 2012 to December 31, 2012.
F	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.
G	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended June 30,		Year Ended December 31,		One Month Ended Dec. 31,		Year Ended November 30,
	2015		2014	2013	2012		2012H		2011H		2010H
	(unaudited)

Net asset value, beginning of period	$16.57		$17.83	$12.99	$13.54		$13.14		$12.03		$9.37

Income from investment operations:
Net investment income (loss)	(0.08)		(0.07)	(0.05)	0.06		(0.04	)J	(0.11	)A	(0.09	)A
Net gains (losses) from investments (both realized and unrealized)	0.96		(0.49)	5.60	0.23		1.43		1.37		2.75

Total income (loss) from investment operations	0.88		(0.56)	5.55	0.29		1.39		1.26		2.66

Less distributions:
Dividends from net investment income	—		—	0.00	—		—		—		—
Distributions from net realized gains	—		(0.70)	(0.67)	(0.84)		(0.99)		(0.15)		—
Return of capitalK	—		—	(0.04)	—		—		—		—

Total distributions	—		(0.70)	(0.71)	(0.84)		(0.99)		(0.15)		—

Redemption fees added to beneficial interests	—		—	—	—		—		—		—

Net asset value, end of period	$17.45		$16.57	$17.83	$12.99		$13.54		$13.14		$12.03

Total returnB	5.25	%C	(3.14)%	42.93%	2.15	%C	11.74%		10.49%		28.39%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$355,294		$359,959	$317,341	$130,342		$88,815		$52,336		$39,169
Ratios to average net assets:
Expenses, before reimbursementsD	1.07	%G	1.08%	1.11%	1.20	%G	1.20%		1.15%		1.35%
Expenses, net of reimbursementsD	1.07	%G	1.10%	1.09%	1.06	%G	1.10%		1.10%		1.10%
Net investment income (loss), before reimbursements	(0.70	)%G	(0.59)%	(0.73)%	0.54	%G	(0.84)%		(0.91)%		(1.09)%
Net investment income (loss), net of reimbursements	(0.70	)%G	(0.61)%	(0.71)%	0.68	%G	(0.74)%		(0.86)%		(0.84)%
Portfolio turnover rate	11	%C	46%	39%	6	%C	45%		36%		66%

A	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
E	Commencement of operations.
F	Amount represents less than $0.01 per share.
G	Annualized.
H	Prior to the reorganization on February 24, 2012, the Institutional and Investor Classes were known as Class I and Class A, respectively.
I	Portfolio turnover rate is for the period from December 1, 2011 through November 30, 2012.
J	For purposes of this calculation, the change in undistributed net investment income was derived by dividing the change in undistributed net investment income by shares outstanding at November 30, 2012.
K	The tax return of capital is calculated based on outstanding shares at the time of distribution.

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class								Investor Class
Six Months Ended June 30,		Year Ended December 31,		One Month Ended Dec. 31,		Feb. 24E to Nov. 30,		Six Months Ended June 30,		Year Ended December 31,		One Month Ended Dec. 31,		Year Ended November 30,
2015		2014	2013	2012		2012		2015		2014	2013	2012		2012H		2011H		2010H
(unaudited)								(unaudited)

$16.54		$17.81	$12.98	$13.54		$13.59		$15.71		$16.98	$12.42	$12.99		$12.67		$11.64		$9.09

(0.07)		(0.12)	(0.04)	0.01		(0.02)		(0.16)		(0.16)	(0.04)	0.02		(0.06	)J	(0.14	)A	(0.11	)A
0.94		(0.45)	5.58	0.27		(0.03)		0.96		(0.41)	5.31	0.25		1.37		1.32		2.66

0.87		(0.57)	5.54	0.28		(0.05)		0.80		(0.57)	5.27	0.27		1.31		1.18		2.55

—		—	0.00	—		—		—		—	0.00	—		—		—		—
—		(0.70)	(0.68)	(0.84)		—		—		(0.70)	(0.69)	(0.84)		(0.99)		(0.15)		—
—		—	(0.03)	—		—		—		—	(0.02)	—		—		—		—

—		(0.70)	(0.71)	(0.84)		—		—		(0.70)	(0.71)	(0.84)		(0.99)		(0.15)		—

—		—	—	—		—		—		—	—	—		—		0.00	F	0.00	F

$17.41		$16.54	$17.81	$12.98		$13.54		$16.51		$15.71	$16.98	$12.42		$12.99		$12.67		$11.64

5.20	%C	(3.20)%	42.88%	2.07	%C	(0.37	)%C	5.09	%C	(3.35)%	42.62%	2.08	%C	11.44%		10.15%		28.05%

$174,680		$171,901	$208,196	$4,563		$2,699		$130,282		$147,227	$169,799	$69,786		$67,506		$47,101		$45,911

1.15	%G	1.16%	1.19%	1.36	%G	2.05	%G	1.39	%G	1.31%	1.39%	1.62	%G	1.56%		1.40%		1.60%
1.15	%G	1.16%	1.19%	1.16	%G	1.21	%G	1.38	%G	1.37%	1.35%	1.34	%G	1.36%		1.35%		1.35%
(0.78	)%G	(0.67)%	(0.79)%	0.19	%G	(1.57	)%G	(1.02	)%G	(0.81)%	(1.01)%	0.23	%G	(1.20)%		(1.16)%		(1.33)%
(0.78	)%G	(0.68)%	(0.78)%	0.38	%G	(0.73	)%G	(1.01	)%G	(0.88)%	(0.96)%	0.50	%G	(1.00)%		(1.11)%		(1.08)%
11	%C	46%	39%	6	%C	45	%I	11	%C	46%	39%	6	%C	45%		36%		66%

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class									C Class
	Six Months Ended June 30,		Year Ended December 31,			One Month Ended Dec. 31,		Feb. 24E to Nov. 30,		Six Months Ended June 30,		Year Ended December 31,		One Month Ended Dec, 31,		Feb. 24E to Nov. 30,
	2015		2014	2013		2012		2012		2015		2014	2013	2012		2012
	(unaudited)									(unaudited)

Net asset value, beginning of period	$15.61		$16.91	$12.40		$12.98		$13.07		$15.26		$16.66	$12.32	$12.91		$13.07

Income from investment operations:
Net investment income (loss)	(0.13)		(0.18)	(0.10)		0.01		(0.07)		(0.16)		(0.24)	(0.13)	0.00		(0.06)
Net gains (losses) from investments (both realized and unrealized)	0.92		(0.42)	5.32		0.25		(0.02)		0.87		(0.46)	5.18	0.25		(0.10)

Total income (loss) from investment operations	0.79		(0.60)	5.22		0.26		(0.09)		0.71		(0.70)	5.05	0.25		(0.16)

Less distributions:
Dividends from net investment income	—		—	0.00		—		—		—		—	0.00	—		—
Distributions from net realized gains	—		(0.70)	(0.71)		(0.84)		—		—		(0.70)	(0.71)	(0.84)		—
Return of capitalK	—		—	(0.00	)F	—		—		—		—	—	—		—

Total distributions	—		(0.70)	(0.71)		(0.84)		—		—		(0.70)	(0.71)	(0.84)		—

Redemption fees added to beneficial interests	—		—	—		—		—		—		—	—	—		—

Net asset value, end of period	$16.40		$15.61	$16.91		$12.40		$12.98		$15.97		$15.26	$16.66	$12.32		$12.91

Total returnB	5.12	%C	(3.54)%	42.28%		2.01	%C	(0.69	)%C	4.65	%C	(4.20)%	41.17%	1.94	%C	(1.22	)%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$9,052		$9,702	$10,942		$3,131		$2,941		$2,797		$2,771	$2,447	$349		$343
Ratios to average net assets:
Expenses, before reimbursementsD	1.44	%G	1.51%	1.57%		1.79	%G	2.08	%G	2.19	%G	2.26%	2.33%	3.21	%G	6.15	%G
Expenses, net of reimbursementsD	1.51	%G	1.52%	1.59%		1.58	%G	1.61	%G	2.26	%G	2.27%	2.34%	2.33	%G	2.35	%G
Net investment income (loss), before reimbursements	(1.07	)%G	(1.02)%	(1.18)%		0.04	%G	(1.68	)%G	(1.82	)%G	(1.76)%	(1.93)%	(1.36	)%G	(5.71	)%G
Net investment income (loss), net of reimbursements	(1.14	)%G	(1.03)%	(1.20)%		0.25	%G	(1.21	)%G	(1.89	)%G	(1.77)%	(1.94)%	(0.48	)%G	(1.91	)%G
Portfolio turnover rate	11	%C	46%	39%		6%		45	%I	11	%C	46%	39%	6	%C	45	%I

A	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
E	Commencement of operations.
F	Amount represents less than $0.01 per share.
G	Annualized.
H	Prior to the reorganization on February 24, 2012, the Institutional and Investor Classes were known as Class I and Class A, respectively.
I	Portfolio turnover rate is for the period from December 1, 2011 through November 30, 2012.
J	For purposes of this calculation, the change in undistributed net investment income was derived by dividing the change in undistributed net investment income by shares outstanding at November 30, 2012.
K	The tax return of capital is calculated based on outstanding shares at the time of distribution.

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American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended June 30,		Year Ended December 31,		One Month Ended Dec. 31,		Year Ended November 30,
	2015		2014	2013	2012		2012A		2011A		2010 A
	(unaudited)

Net asset value, beginning of period	$19.24		$19.76	$15.38	$15.24		$13.69		$12.44		$9.63

Income from investment operations:
Net investment income (loss)	(0.05)		(0.04)	(0.05)	0.02		—	B	(0.10	)C	(0.09	)C
Net gains from investments (both realized and unrealized)	1.33		0.72	5.12	0.20		1.55		1.35		2.90

Total income from investment operations	1.28		0.68	5.07	0.22		1.55		1.25		2.81

Less distributions:
Dividends from net investment income	—		—	(0.01)	—		—		—		—
Distributions from net realized gains	—		(1.20)	(0.66)	(0.08)		—		—		—
Return of capitalK	—		—	(0.02)	—		—		—		—

Total distributions	—		(1.20)	(0.69)	(0.08)		—		—		—

Redemption fees added to beneficial interests	—		—	—	—		—		—		—

Net asset value, end of period	$20.52		$19.24	$19.76	$15.38		$15.24		$13.69		$12.44

Total returnD	6.65	%E	3.41%	33.14%	1.43%		11.32%		10.05%		29.18%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$96,757		$87,620	$63,236	$31,005		$30,503		$13,208		$7,124
Ratios to average net assets:
Expenses, before reimbursementsF	1.01	%G	1.05%	1.12%	1.31	%G	1.28%		1.65%		2.27%
Expenses, net of reimbursementsF	1.00	%G	1.00%	0.99%	0.99	%G	1.03%		1.25%		1.25%
Net investment income (loss), before reimbursements	(0.54	)%G	(0.53)%	(0.70)%	1.37	%G	(0.62)%		(1.12)%		(1.81)%
Net investment income (loss), net of reimbursements	(0.53	)%G	(0.48)%	(0.58)%	1.69	%G	(0.37)%		(0.72)%		(0.79)%
Portfolio turnover rate	9	%E	37%	25%	1	%E	27%		30%		20%

A	Prior to the reorganization on February 24, 2012, the Institutional Class and Investor Classes were known as Class I and Class A, respectively.
B	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.
C	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
E	Not annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
G	Annualized.
H	Commencement of operations.
I	Amount represents less than $0.01 per share.
J	Portfolio turnover rate is for the period from December 1, 2011 through November 30, 2012.
K	The tax return of capital is calculated based on outstanding shares at the time of distribution.

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class								Investor Class
Six Months Ended June 30,		Year Ended December 31,		One Month Ended Dec. 31,		Feb. 24H to Nov. 30,		Six Months Ended June 30,		Year Ended December 31,		One Month Ended Dec. 31,		Year Ended November 30,
2015		2014	2013	2012		2012		2015		2014	2013	2012		2012A		2011 A		2010 A
(unaudited)								(unaudited)

$19.22		$19.76	$15.38	$15.23		$15.09		$16.97		$17.64	$13.83	$13.72		$12.36		$11.26		$8.74

(0.09)		(0.06)	(0.08)	0.02		(0.03)		(0.20)		(0.36)	(0.08)	0.02		(0.14	)B	(0.11	)C	(0.10	)C
1.35		0.72	5.15	0.21		0.17		1.29		0.89	4.58	0.17		1.50		1.21		2.62

1.26		0.66	5.07	0.23		0.14		1.09		0.53	4.50	0.19		1.36		1.10		2.52

—		—	(0.01)	—		—		—		—	(0.01)	—		—		—		—
—		(1.20)	(0.68)	(0.08)		—		—		(1.20)	(0.68)	(0.08)		—		—		—
—		—	0.00	—		—		—		—	0.00	—		—		—		—

—		(1.20)	(0.69)	(0.08)		—		—		(1.20)	(0.69)	(0.08)		—		—		—

—		—	—	—		—		—		—	—	—		—		—		0.00	I

$20.48		$19.22	$19.76	$15.38		$15.23		$18.06		$16.97	$17.64	$13.83		$13.72		$12.36		$11.26

6.56	%E	3.31%	33.14%	1.50%		0.93	%E	6.48	%E	2.97%	32.71%	1.37%		11.00%		9.77%		28.83%

$2,758		$3,109	$1,672	$374		$222		$17,814		$19,552	$31,912	$18,585		$18,092		$20,034		$15,076

1.07	%G	1.10%	1.14%	1.53	%G	3.85	%G	1.33	%G	1.27%	1.38%	1.68	%G	1.67%		1.91%		2.52%
1.10	%G	1.10%	1.09%	1.09	%G	1.09	%G	1.38	%G	1.38%	1.37%	1.37	%G	1.40%		1.50%		1.50%
(0.60	)%G	(0.57)%	(0.73)%	0.69	%G	(3.09	)%G	(0.85	)%G	(0.77)%	(0.98)%	0.94	%G	(1.04)%		(1.35)%		(2.06)%
(0.63	)%G	(0.58)%	(0.68)%	1.13	%G	(0.33	)%G	(0.90	)%G	(0.88)%	(0.97)%	1.26	%G	(0.76)%		(0.94)%		(1.04)%
9	%E	37%	25%	1	%E	27	%J	9	%E	37%	25%	1	%E	27%		30%		20%

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class									C Class
	Six Months Ended June 30, 2015		Year Ended December 31,			One Month Ended Dec. 31, 2012		Feb. 24H to Nov. 30, 2012		Six Months Ended June 30, 2015		Year Ended December 31,			One Month Ended Dec. 31, 2012		Feb. 24H to Nov. 30, 2012
			2014	2013								2014	2013
	(unaudited)									(unaudited)

Net asset value, beginning of period	$16.94		$17.61	$13.83		$13.72		$13.62		$16.57		$17.38	$13.75		$13.63		$13.62

Income from investment operations:
Net investment income (loss)	(0.11)		(0.19)	(0.10)		0.02		(0.05)		(0.10)		(0.27)	(0.16)		0.02		(0.04)
Net gains from investments (both realized and unrealized)	1.20		0.72	4.57		0.17		0.15		1.10		0.66	4.47		0.18		0.05

Total income from investment operations	1.09		0.53	4.47		0.19		0.10		1.00		0.39	4.31		0.20		0.01

Less distributions:
Dividends from net investment income	—		—	(0.01)		—		—		—		—	0.00		—		—
Distributions from net realized gains	—		(1.20)	(0.68)		(0.08)		—		—		(1.20)	(0.68)		(0.08)		—
Return of capitalK	—		—	(0.00	)I	—		—		—		—	(0.00	)I	—		—

Total distributions	—		(1.20)	(0.69)		(0.08)		—		—		(1.20)	(0.68)		(0.08)		—

Redemption fees added to beneficial interests	—		—	—		—		—		—		—	—		—		—

Net asset value, end of period	$18.03		$16.94	$17.61		$13.83		$13.72		$17.57		$16.57	$17.38		$13.75		$13.63

Total returnD	6.43	%E	2.97%	32.49%		1.37	%E	0.73	%E	6.03	%E	2.21%	31.35%		1.45	%E	0.07	%E

Ratios and supplemental data:
Net assets, end of period (in thousands)	$16,290		$16,506	$18,396		$7,302		$7,063		$2,188		$1,902	$1,626		$302		$147
Ratios to average net assets:
Expenses, before reimbursementsF	1.36	%G	1.45%	1.57%		1.81	%G	1.83	%G	2.12	%G	2.22%	2.28%		2.68	%G	14.54	%G
Expenses, net of reimbursementsF	1.40	%G	1.45%	1.49%		1.49	%G	1.49	%G	2.15	%G	2.20%	2.24%		2.24	%G	2.24	%G
Net investment income (loss), before reimbursements	(0.90	)%G	(0.94)%	(1.16)%		0.86	%G	(1.04	)%G	(1.66	)%G	(1.69)%	(1.87)%		0.15	%G	(13.65	)%G
Net investment income (loss), net of reimbursements	(0.93	)%G	(0.94)%	(1.09)%		1.18	%G	(0.70	)%G	(1.68	)%G	(1.68)%	(1.84)%		0.59	%G	(1.36	)%G
Portfolio turnover rate	9	%E	37%	25%		1	%E	27	%J	9	%E	37%	25%		1	%E	27	%J

A	Prior to the reorganization on February 24, 2012, the Institutional Class and Investor Classes were known as Class I and Class A, respectively.
B	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.
C	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
E	Not annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
G	Annualized.
H	Commencement of operations.
I	Amount represents less than $0.01 per share.
J	Portfolio turnover rate is for the period from December 1, 2011 through November 30, 2012.
K	The tax return of capital is calculated based on outstanding shares at the time of distribution.

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

Special meetings of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) were held on April 7 and April 28, 2015. The shareholders of the Bahl & Gaynor Small Cap Growth, Bridgeway Large Cap Value, Holland Large Cap Growth, Stephens Mid-Cap Growth and Stephens Small Cap Growth Funds (the “Funds”) approved a new investment management agreement between American Beacon Advisors, Inc. and the Funds. Approval of this proposal required a majority of the outstanding voting securities of each Fund. The following are the results of the shareholder votes for this proposal:

Funds	For	Against	Abstain	Non-Voting
Bahl & Gaynor Small Cap Growth Fund	3,634,545.43	0	0	871,717.92
Bridgeway Large Cap Value Fund	652,647,010.69	17,214,372.39	7,724,926.82	284,427,229.70
Stephens Mid-Cap Growth Fund	61,309,317.08	776,459.43	487,016.81	28,280,135.15
Stephens Small Cap Growth Fund	296,089,938.94	2,255,163.40	5,242,692.92	111,992,772.19
Holland Large Cap Growth Fund	54,770,551.18	11,056.30	12,938,500.43	3,661,747.68

Special meetings of shareholders of the Trust were held on April 7 and April 28, 2015. The shareholders of the Trust approved the re-election of nine of the current Trustees to the Board of the American Beacon Trust and the election of two additional Trustees to the Board. Approval of this proposal required a plurality vote of the Trust’s shares. The following are the results of the election of each Trustee:

Gilbert G. Alvarado
Affirmative	16,665,574,211.10
Withhold	242,060,281.87

Joseph B. Armes
Affirmative	16,653,130,207.99
Withhold	244,504,284.98

Gerard J. Arpey
Affirmative	16,659,813,172.19
Withhold	237,821,320.78

W. Humphrey Bogart
Affirmative	16,532,151,093.14
Withhold	365,483,399.83

Brenda A. Cline
Affirmative	16,662,050,138.08
Withhold	235,584,354.89

Eugene J. Duffy
Affirmative	16,430,210,258.21
Withhold	467,424,234.76

Thomas M. Dunning
Affirmative	16,651,792,247.83
Withhold	245,842,245.14

Alan D. Feld
Affirmative	14,899,039,186.08
Withhold	1,998,595,306.89

Richard A. Massman
Affirmative	16,651,582,060.07
Withhold	246,052,432.90

Barbara J. McKenna
Affirmative	16,435,773,869.81
Withhold	461,860,623.16

R. Gerald Turner
Affirmative	16,653,429,720.08
Withhold	244,204,772.89

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Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on www.americanbeaconfunds.com, approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Holland Large Cap Growth Fund, American Beacon Stephens Small Cap Growth Fund, and American Beacon Stephens Mid-Cap Growth Fund are service marks of American Beacon Advisors, Inc.

SAR 6/15

American Beacon®
FUNDS
2015 SEMI-ANNUAL REPORT
JUNE 30, 2015
S&P 500 INDEX FUND - Closed to New Investors
SMALL CAP INDEX FUND - Closed to New Investors
INTERNATIONAL EQUITY INDEX FUND - Closed to New Investors

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability, and differences in accounting standards. Investing in derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when more advantageous. Investing in derivatives could result in losing more than the amount invested. The American Beacon International Equity Index and American Beacon Small Cap Index Funds may be exposed to security lending risk through their investment in their respective Master Portfolio. Please see the prospectus for a complete discussion of these Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2015

Dear Shareholders,

During the first half of 2015, U.S. stocks in general posted modest gains and small-cap stocks performed better than their large-cap counterparts. U.S. equity markets have had to contend with slower economic growth, modestly higher-than-average valuations, and geopolitical and financial turmoil in Greece. Uncertainty over the timing of the U.S. Federal Reserve’s first interest rate increase since emergency lending rates were established during the financial crisis has also weighed on the equity market. The S&P 500 Index, a U.S. large-cap stock bellwether, gained 1.23%; the Russell Midcap Index, a barometer of mid-cap stocks, gained 2.35%; and the Russell 2000 Index, which generally represents the small-cap segment, gained 4.75%.

International stocks produced mixed returns as signs of improving economic growth were offset by fears of rising interest rates and a worsening debt crisis in Greece. The MSCI EAFE Index, which measures the world’s developed markets, closed up 5.52% for the period under review.

For the six months ended June 30, 2015:

•	American Beacon S&P 500 Index Fund (Investor Class) returned 0.95%.

•	American Beacon Small Cap Index Fund (Institutional Class) returned 4.86%.

•	American Beacon International Equity Index Fund (Institutional Class) returned 6.21%.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Sincerely,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon S&P 500® Index Fund †

Performance Overview

June 30, 2015 (Unaudited)

For the six months ended June 30, 2015, the return of the Investor Class of the American Beacon S&P 500 Index Fund (the “Fund”) was 0.95%, underperforming the S&P 500® Index (the “Index”) return of 1.23%.

Total Returns for the Period ended 6/30/15

	Ticker	6 Months*	1 Year	5 Years	10 Years

Institutional Class (1,3)	AASPX	1.17%	7.30%	17.17%	7.79%
Investor Class (1,3)	AAFPX	0.95%	6.79%	16.62%	7.30%

S&P 500 Index (2)		1.23%	7.42%	17.34%	7.89%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the U.S. One cannot invest directly in an index.
3.	The total annual Fund operating expense ratios set forth in the most recent prospectus for the Institutional and Investor Class shares were 0.13% and 0.58%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report which are based on expenses incurred during the period covered by this report.

Performance Summary provided by SSgA Funds Management, Inc.

2015 began with a flurry of divergent Central Bank policy moves in response to an uneven global growth outlook, rapidly declining global inflation and a major anticipated expansion of quantitative easing by the European Central Bank (“ECB”). Many started to wonder if the Federal Reserve (“Fed”) was really prepared to start raising interest rates in the face of weak oil prices as well as monetary easing and currency devaluation from central banks around the world. On January 29, the Fed released its policy statement saying, “The Committee continues to see the risks to the outlook for economic activity and the labor market as nearly balanced. Inflation is anticipated to decline further in the near term, but the Committee expects inflation to rise gradually toward 2 percent over the medium term as the labor market improves further and the transitory effects of lower energy prices and other factors dissipate.” However, in a nod to international events, the Fed did note that they were watching developments for potential impact on the U.S. economy.

After a turbulent January for equity markets, volatility subsided through the month of February as oil prices stabilized and the aggressive pace of global central bank actions witnessed the prior month moderated. After the Royal Bank of Australia cut rates on February 3, the remainder of the month was moderately quiet from a central bank standpoint. Data releases in the U.S. remained upbeat for the month, beginning on February 6, with the release of stronger than expected U.S. Non-Farm Payroll numbers. The positive tone of the U.S. economic data helped the market gain strength.

As widely expected on March 18, the Fed removed the word “patient” from their post-meeting statement, setting the stage for a hike in rates; the Fed was also very careful to say that a lack of “patience” didn’t mean that a rate hike was imminent. The equity market rallied on the news that a rate hike was not in the near future. While the S&P 500 Index saw ups and downs throughout the first quarter of the year, it finished slightly higher for the quarter.

Late in April, the Q1 2015 U.S. GDP disappointed expectations on negative impacts from net exports and non-residential construction. The disruptions in West Coast ports and poor weather likely contributed to the plunge in non-residential construction. With the poor data, U.S. equities sold off. At the end of the month, the Fed did not make any changes to interest rate policy at its scheduled meeting. Despite the April 8 selloff, oil prices rebounded in the month. After April’s bumpy ride for equity investors, May offered some respite as volatility subsided. The May 7 U.S. employment report for April was encouraging as payroll employment rose.

2

American Beacon S&P 500® Index Fund †

Performance Overview

June 30, 2015 (Unaudited)

Housing started to rebound impressively. It was unclear if this is the start of a new stronger trend in home starts or merely reflects starts that may have been delayed due to poor winter weather. On May 20, Federal Open Market Committee minutes showed that the committee viewed weak Q1 data to be transitory and was concerned that any increase in rates might push longer rates substantially higher.

As June came around, U.S. large cap indices continued to trade in a tight range in the month with the S&P 500 hitting a high of 2124.2 on June 23 for the month and a low of 2057.6 on June 29, a mere 3.2% spread. For all of 2015, the U.S. market, as gauged by the S&P 500 Index, was extremely tentative in direction.

For the six month reporting period, exactly half of the sectors posted positive returns. The top performing sector was Health Care with a gain of 9.55%. Consumer Discretionary followed with a return of 6.74%, and Telecommunications posted a return of 3.28%. The bottom performing sector was Utilities, with a return of -10.72%. The largest negative contributor at the sector level was the Energy sector, with a weight of 7.86% and a return of -4.63%.

On an individual security level, the top contributors for the reporting period were: Apple Inc., Amazon.com, Inc., and Gilead Sciences, Inc. The bottom individual security contributors were: Exxon Mobil Corporation, Proctor & Gamble Company, and Intel Corporation.

Portfolio Strategy

The investment manager continues to utilize a replication strategy, owning all 500 names in the S&P 500 Index in approximately the same weightings as the Index. Therefore, the Fund is expected to continue to meet its objective of closely tracking, before expenses, the return of its benchmark, the S&P 500 Index.

Top Ten Holdings (% Net Assets)*
Apple, Inc.		4.0
Microsoft Corporation		2.0
Exxon Mobil Corporation		1.9
Johnson & Johnson		1.5
General Electric Company		1.5
Wells Fargo & Company		1.4
JPMorgan Chase & Co.		1.4
Berkshire Hathaway Inc. Class B		1.4
Procter & Gamble Company		1.2
Pfizer, Inc.		1.1

Total Fund Holdings	489

*	Percent of the Net Assets of State Street Equity 500 Index Portfolio

Sector Allocation (% Equities)*
Information Technology	19.6
Financials	16.6
Health Care	15.4
Consumer Discretionary	12.8
Industrials	10.2
Consumer Staples	9.4
Energy	7.8
Materials	3.2
Utilities	2.8
Telecommunication Services	2.2

*	Percent of the equities of State Street Equity 500 Index Portfolio
†

S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “S&P 500®” and “500” are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The American Beacon S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in this Fund.

3

American Beacon Small Cap Index FundSM

Performance Overview

June 30, 2015 (Unaudited)

For the six months ended June 30, 2015, the Institutional Class of the American Beacon Small Cap Index Fund (the “Fund”) posted a return of 4.86%, slightly outperforming the Russell 2000® Index (the “Index”) return of 4.75%.

Total Returns for the Period ended 6/30/15

	Ticker	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,3)	ASCIX	4.86%	6.63%	17.06%	8.38%
Russell 2000 Index (2)		4.75%	6.49%	17.08%	8.40%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset value as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	The Russell 2000 Index is an unmanaged index comprising approximately 2,000 smaller-capitalization stocks from various industrial sectors. One cannot invest directly in an index.
3.	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.20%. The expense ratio above may vary from the expense ratio presented in other sections of this report which is based on expenses incurred during the period covered by this report.

Performance Summary provided by BlackRock Investment Management, LLC

The year started with U.S. stock prices falling as lower oil prices punished the energy sector and the negative impact of a stronger dollar began to show in the earnings of large global exporting companies. High valuations in U.S. stocks drove equity investors toward more appealing opportunities overseas. U.S. stocks rebounded in February thanks to increased merger and acquisition activity and strong earnings reports from cyclical technology companies. However, stock prices came under pressure again in March as an improving labor market furthered the appreciation of the U.S. dollar and raised investors’ focus on the timing of an expected Federal Reserve move toward tightening policy. U.S. equities came back into favor in April, after a powerful rally in European equities left valuations in the United States looking more appealing by comparison. U.S. stocks continued to outperform international markets in the following months as increasing turmoil around Greece’s debt troubles drove investors to the relative stability of U.S. markets.

A clear sign of strength has yet to emerge from the blurry U.S. economic picture, as uptrends in the housing and labor markets stand in contrast with consumer caution and productivity languor. This economic unevenness together with still quiescent inflation has kept the Federal Reserve tentative on when to start raising short-term interest rates. However, hiring strength and a modest but concrete pickup in wage growth point to a possible acceleration in the second half of 2015. More investors are now penciling in an autumn rate hike — a significant event that could push market volatility beyond the unusually low levels of the past few years, but most of the ups and downs will likely be short-lived for stocks.

Portfolio Strategy

The Fund will continue to strive to meet its objective of closely replicating, before expenses, the return of its benchmark, the Russell 2000 Index. It does so by investing in a subset of the securities in the Index such that the characteristics of the portfolio closely track the characteristics of the Index.

4

American Beacon Small Cap Index FundSM

Performance Overview

June 30, 2015 (Unaudited)

Top Ten Holdings (% Net Assets)*
Team Health Holdings, Inc.		0.2
MAXIMUS, Inc.		0.2
Investors Bancorp Inc.		0.2
Tyler Technologies, Inc.		0.2
Manhattan Associates, Inc.		0.2
Cepheid		0.2
Neurocrine Biosciences Inc.		0.2
Prosperity Bancshares, Inc.		0.2
HealthSouth Corp.		0.2
West Pharmaceutical Services, Inc.		0.2

Total Fund Holdings	1,989

*	Percent of Net Assets of Master Small Cap Index Series

Sector Allocation (% Equities)*
Financials	23.3
Information Technology	16.5
Health Care	15.4
Consumer Discretionary	14.0
Industrials	12.3
Cash	4.1
Materials	3.9
Energy	3.7
Utilities	3.1
Consumer Staples	2.9
Telecommunications	0.8

*	Percent of equity portion of Master Small Cap Index Series

5

American Beacon International Equity Index FundSM

Performance Overview

June 30, 2015 (Unaudited)

For the six months ended June 30, 2015, the Institutional Class of the American Beacon International Equity Index Fund (the “Fund”) posted a return of 6.21%, outperforming the MSCI EAFE Index (the “Index”) return of 5.52%. The investment manager’s application of its fair valuation policy during the period was a significant driver of the Fund’s overperformance.

Total Returns for the Period ended 6/30/15

	Ticker	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,3)	AIIIX	6.21%	(4.79)%	9.52%	5.00%
MSCI EAFE Index (2)		5.52%	(4.22)%	9.54%	5.12%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot invest directly in an index.
3.	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.20%. The expense ratio above may vary from the expense ratio presented in other sections of this report, which is based on expenses incurred during the period covered by this report.

Performance Summary provided by BlackRock Investment Management, LLC

In Europe, the economic landscape and company fundamentals broadly continued to improve with the support of the European Central Bank’s large asset purchase program. A strong rally in European equity markets in the earlier part of the period was harshly interrupted as the severity of Greece’s debt troubles dominated headlines. European assets came under pressure as the Greek government’s negotiations with the Troika (i.e., the European Commission, European Central Bank and International Monetary Fund) became increasingly erratic leading up to the June 30 expiration of the most recent bailout package. Market volatility spiked when failure to strike a deal resulted in the Greek government putting the Troika’s proposal to a public vote. For the six-month period as a whole, European equities broadly produced positive results, with the strongest performance coming from markets in Denmark, Ireland, Italy and Portugal.

Japanese stocks experienced a powerful rally during the period, driven largely by increased domestic demand. Japan’s finance leaders effectively encouraged retail investors to take more risk with the introduction of new tax-efficient investment vehicles. In the institutional arena, the Government Pension Investment Fund has been shifting away from Japanese government bonds toward equities and foreign bonds. A weak yen and optimism around the reform of corporate governance policies has also helped stock prices move higher.

For the six-month period the strongest performance came from Denmark (up 18.55%), Japan (up 13.62%), Ireland (up 12.43%), Hong Kong (up 11.90%) and Italy (up 9.50%). The weakest performance came from New Zealand (down 14.63%), Australia (down 3.28%), Spain (down 2.61%), Singapore (down 1.96%) and Finland (down 1.50%).

Portfolio Strategy

The Fund continues to pursue its objective of closely replicating, before expenses, the return of its benchmark, the MSCI EAFE Index. It does so by investing in a subset of the securities in the Index such that the characteristics of the portfolio closely track the characteristics of the Index.

6

American Beacon International Equity Index FundSM

Performance Overview

June 30, 2015 (Unaudited)

Top Ten Holdings (% Net Assets)*
Nestle S.A.		1.8
Novartis AG		1.7
Roche Holding Ltd.		1.5
Toyota Motor Corp.		1.4
HSBC Holdings PLC		1.3
BP PLC		0.9
Sanofi S.A.		0.9
Bayer AG		0.9
Royal Dutch Shell PLC		0.8
Commonwealth Bank of Australia		0.8

Total Fund Holdings	952

*	Percent of Net Assets of the Master International Index Series

Sector Allocation (% Equities)*
Financials	25.8
Consumer Discretionary	12.9
Industrials	12.4
Health Care	11.0
Consumer Staples	10.7
Materials	7.2
Energy	5.1
Telecommunications	4.8
Information Technology	4.7
Utilities	3.5
Other	1.9

*	Percent of equity portion of Master International Index Series

ALL COUNTRY WEIGHTINGS (% of Long-Term Investments)*	FUND
Japan	22.9
United Kingdom	20.4
France	9.2
Switzerland	9.0
Germany	8.9
Australia	7.0
Spain	3.4
Netherlands	3.2
Hong Kong	3.2
Sweden	2.9
Italy	2.4
Denmark	1.6
Belgium And Luxembourg	1.5
Singapore	1.4
Finland	0.8
Norway	0.6
Israel	0.6
Ireland	0.3
Austria	0.2
New Zealand	0.1
Portugal	0.1
China Offshore	0.1
United States	0.1
Others	0.1
Mexico	0.0

*	Percent of equity portion of Master International Index Series

7

American Beacon FundsSM

Fund Expenses

June 30, 2015 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid During Period” row to estimate the expenses you paid on your account during this period. Shareholders of the Institutional and Investor Classes that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Actual

Institutional Class	S&P 500 Index	Small Cap Index	International Equity Index	Investor Class	S&P 500 Index

Beginning Account Value 1/1/15	$1,000.00	$1,000.00	$1,000.00	Beginning Account Value 1/1/15	$1,000.00
Ending Account Value 6/30/15	$1,011.66	$1,048.61	$1,062.07	Ending Account Value 6/30/15	$1,009.51
Expenses Paid During Period* 1/1/15 - 6/30/15	$0.60	$0.80	$0.95	Expenses Paid During Period* 1/1/15 - 6/30/15	$2.89
Annualized Expense Ratio	0.12%	0.16%	0.19%	Annualized Expense Ratio	0.58%

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Institutional and Investor Classes that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Expenses Paid During Period” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

Hypothetical

Institutional Class	S&P 500 Index	Small Cap Index	International Equity Index	Investor Class	S&P 500 Index

Beginning Account Value 1/1/15	$1,000.00	$1,000.00	$1,000.00	Beginning Account Value 1/1/15	$1,000.00
Ending Account Value 6/30/15	$1,024.20	$1,024.00	$1,023.85	Ending Account Value 6/30/15	$1,021.92
Expenses Paid During Period* 1/1/15 - 6/30/15	$0.60	$0.80	$0.95	Expenses Paid During Period* 1/1/15 - 6/30/15	$2.91
Annualized Expense Ratio	0.12%	0.16%	0.19%	Annualized Expense Ratio	0.58%

*	Expenses are equal to each Fund’s annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

8

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2015 (Unaudited) (in thousands, except share and per share amounts)

	S&P 500 Index Fund	Small Cap Index Fund		International Equity Index Fund

Assets:
Investment in Portfolio, at fair value	$1,318,296		$371,982		$608,885
Receivable for fund shares sold	447		—		258
Prepaid expenses	28		3		12

Total assets	1,318,771		371,985		609,155

Liabilities:
Payable for fund shares redeemed	794		106		8,399
Administrative service and service fees payable (Note 2)	66		14		24
Printing fees payable	41		18		32
Professional fees payable	26		11		17
Sub-administration fees payable	—		24		137
Transfer agent fees payable	5		—		7
Trustee fees payable	26		1		8
Other liabilities	1		6		14

Total liabilities	959		180		8,638

Net Assets	$1,317,812		$371,805		$600,517

Analysis of Net Assets:
Paid-in-capital	1,007,424		308,098		582,129
Undistributed net investment income	6,924		1,745		9,326
Accumulated net realized gain (loss)	(32,916)		11,337		(90,562)
Unrealized net appreciation (depreciation) of investments	337,618		50,703		99,959
Unrealized net appreciation (depreciation) of foreign currency contracts	—		—		(120)
Unrealized net appreciation (depreciation) of futures contracts	(1,238)		(78)		(215)

Net assets	$1,317,812		$371,805		$600,517

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	45,470,791		20,040,321		54,850,916

Investor Class	1,311,288		N/A		N/A

Net assets (not in thousands):
Institutional Class	$1,281,230,566		$371,804,600		$600,516,897

Investor Class	$36,581,073	$	N/A	$	N/A

Net asset value, offering and redemption price per share:
Institutional Class	$28.18		$18.55		$10.95

Investor Class	$27.90	$	N/A	$	N/A

See accompanying notes

See accompanying Financial Statements of the respective Master Portfolios

9

American Beacon FundsSM

Statements of Operations

For the Six Months ended June 30, 2015 (Unaudited) (in thousands)

	S&P 500 Index Fund	Small Cap Index Fund	International Equity Index Fund

Investment Income (expense) Allocated From Portfolio:
Dividend income (net of foreign taxes)A	$13,558	$1,734	$11,361
Interest income	14	5	(7)
Securities lending income	—	294	27
Portfolio expenses (net of fees waived)B	(300)	(97)	(137)

Net investment income allocated from Portfolio	13,272	1,936	11,244

Fund Expenses:
Administrative service fees (Note 2):
Institutional Class	323	74	148
Investor Class	47	—	—
Sub-administrative service fees:
Institutional Class	—	8	140
Transfer agent fees:
Institutional Class	18	4	20
Investor Class	3	—	—
Custody and accounting fees	6	6	6
Professional fees	22	12	17
Registration fees	24	5	18
Service fees - Investor Class (Note 2)	47	—	—
Printing expense	56	17	40
Trustee fees	—	4	15
Insurance expense	—	1	4
Other expenses	48	4	23

Total fund expenses	594	135	431

Net investment income	12,678	1,801	10,813

Realized and unrealized gain (loss) allocated from master portfolio
Net realized gain (loss) from:
Investments	13,102	10,600	(3,361)
Foreign currency transactions	—	—	(524)
Futures contracts	1,933	419	1,438
Change in net unrealized appreciation or (depreciation) of:
Investments	(10,590)	1,740	26,730
Foreign currency transactions	—	—	(96)
Futures contracts	(1,384)	(141)	(1,042)

Net gain on investments	3,061	12,618	23,145

Net increase in net assets resulting from operations	$15,739	$14,419	$33,958

A Foreign taxes	$—	$1	$1,630
B Fees waived by Master Portfolio	$—	$4	$1

See accompanying notes

See accompanying Financial Statements of the respective Master Portfolios

10

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	S&P 500 Index Fund		Small Cap Index Fund		International Equity Index Fund
	Six Months ended June 30, 2015	Year ended December 31, 2014	Six Months ended June 30, 2015	Year ended December 31, 2014	Six Months ended June 30, 2015	Year ended December 31, 2014
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$12,678	$20,766	$1,801	$2,344	$10,813	$21,776
Net realized gain (loss) from investments, foreign currency, and futures contracts	15,035	7,028	11,019	11,393	(2,447)	(5,180)
Change in net unrealized appreciation or (depreciation) of investments, foreign currency contracts, and futures contracts	(11,974)	114,170	1,599	(8,729)	25,592	(52,580)

Net increase (decrease) in net assets resulting from operations	15,739	141,964	14,419	5,008	33,958	(35,984)

Distributions to Shareholders:
Net investment income:
Institutional Class	(6,236)	(20,038)	—	(2,348)	—	(22,032)
Investor Class	(137)	(494)	—	—	—	—
Net realized gain from investments:
Institutional Class	—	—	—	(11,017)	—	—
Investor Class	—	—	—	—	—	—

Total distributions to shareholders	(6,373)	(20,532)	—	(13,365)	—	(22,032)

Capital Share Transactions:
Proceeds from sales of shares	77,933	292,446	218,096	50,423	67,282	140,139
Reinvestment of dividends and distributions	6,290	20,303	—	13,365	—	21,268
Cost of shares redeemed	(82,975)	(97,222)	(7,901)	(193,795)	(58,076)	(175,775)

Net increase (decrease) in net assets from capital share transactions	1,248	215,527	210,195	(130,007)	9,206	(14,368)

Net increase (decrease) in net assets	10,614	336,959	224,614	(138,364)	43,164	(72,384)

Net Assets:
Beginning of period	1,307,198	970,239	147,191	285,555	557,353	629,737

End of Period *	$1,317,812	$1,307,198	$371,805	$147,191	$600,517	$557,353

* Includes undistributed (or over distribution of) net investment income of	$6,924	$621	$1,745	$(56)	$9,326	$(1,487)

See accompanying notes

See accompanying Financial Statements of the respective Master Portfolios

11

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of June 30, 2015, the Trust consists of thirty-one active series, three of which are presented in this filing (each a “Fund” and collectively, the “Funds”): American Beacon S&P 500 Index Fund (closed to new investors), American Beacon Small Cap Index Fund (closed to new investors), and American Beacon International Equity Index Fund (closed to new investors). The remaining twenty-eight active series are reported in separate filings.

Effective April 30, 2015, American Beacon Advisors, Inc. (the “Manager”) became a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, two prominent private equity firms. Prior to April 30, the Manager was a wholly-owned subsidiary of Lighthouse Holdings, Inc., which was indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two leading private equity firms.

Each Fund invests all of its investable assets in a corresponding portfolio. The State Street Equity 500 Index Portfolio, Master Small Cap Index Series and the Master International Index Series (each a “Portfolio” and collectively the “Portfolios”) are open-ended management investment companies registered under the Act. The value of such investment reflects each Fund’s proportionate interest in the net assets of the corresponding Portfolio.

American Beacon:	Portfolios:	% of Portfolio Held by Fund at June 30, 2015

S&P 500 Index Fund	State Street Equity 500 Index Portfolio	44.93%
Small Cap Index Fund	Master Small Cap Index Series	37.04%
International Equity Index Fund	Master International Index Series	16.53%

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Class Disclosure

The S&P 500 Index Fund has two classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences between the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Investor Class	General public and investors investing through an intermediary

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary between the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, “Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements,” which amends the criteria that define an investment company and clarifies the measurement guidance and requires new disclosures for investment companies. Under the ASU, an entity that is registered under the Investment Company Act of 1940 automatically qualifies as an

12

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

investment company. The Funds adopted this ASU for the fiscal year ended December 31, 2015. Management has evaluated the implications of the ASU and determined that adoption thereof will not have a material impact on the financial statements.

2. Transactions with Affiliates

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to each Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.05% of the average daily net assets of the Institutional Class of the S&P 500 Index Fund, International Equity Index Fund and the Small Cap Index Fund and an annualized fee of 0.25% of the average daily net assets of the Investor Class of the S&P 500 Index Fund.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the S&P 500 Index Fund. As compensation for performing the duties required under the Service Plan, the Manager receives up to 0.375% of the average daily net assets of the Investor Class of the S&P 500 Index Fund.

Sub-administration Agreement

The Trust, the Manager and BlackRock Advisors, LLC (“BlackRock”) entered into a Sub-administration Agreement that obligates BlackRock to provide certain other administrative services to the Small Cap Index Fund and the International Equity Index Fund. As compensation for performing these services, BlackRock receives an annualized fee of 0.08% of the average daily net assets of the Small Cap Index Fund and 0.09% of the average daily net assets of the International Equity Index Fund; however, the fee of each is reduced by the total expense ratio of its corresponding Portfolio, net of any fee waivers.

3. Security Valuation and Fair Value Measurements

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund’s policy is to fair value financial investment in the Portfolio at fair value based on the Fund’s apportionate interest in the net assets of the Portfolios. Valuation of securities held by the Portfolios is discussed in the accompanying Notes to the Financial Statements of the respective Portfolios attached.

Investment Income

Each Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of its corresponding Portfolio each day. All net investment income and realized and unrealized gains (losses) of each Portfolio are allocated pro rata among the investors in that Portfolio at the time of such determination.

Dividends to Shareholders

Dividends from net investment income of the Small Cap Index and International Equity Index Funds normally will be declared and paid annually. The S&P 500 Index Fund normally will declare and pay dividends quarterly. Distributions, if any, of net realized capital gains are generally paid annually and recorded on the ex-dividend date.

13

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

Allocation of Income, Expenses, Gains and Losses

Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Valuation of Shares

The price per share is calculated on each day on which shares are offered for sale. NAV per share is computed by dividing the value of each Fund’s total assets (which includes the value of the Fund’s investments in its Portfolio) less liabilities, by the number of Fund shares outstanding.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The International Equity Index Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

The tax character of distributions paid were as follows (in thousands):

14

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

	S&P 500 Index		Small Cap Index		International Equity Index
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
	(unaudited)		(unaudited)		(unaudited)
Distributions paid from:
Ordinary income:*
Institutional Class	$6,236	$20,038	$—	$2,348	$—	$22,032
Investor Class	137	494	—	—	—	—
Long-term capital gains:
Institutional Class	—	—	—	11,017	—	—
Investor Class	—	—	—	—	—	—

Total distributions paid	$6,373	$20,532	$—	$13,365	$—	$22,032

*	For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Losses incurred that will be carried forward under the provisions of RIC MOD are as follows (in thousands):

	Loss Carryforward Character
Fund	Short-term	Long-term	Total
International Equity Index Fund	$178	$49,469	$49,647

Capital losses prior to the provisions of RIC MOD which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first are as follows (in thousands):

Fund	2016	2017	2018	Total
S&P 500 Index Fund	$—	25,544	$4,955	$30,499
International Equity Index Fund	9,746	13,890	5,259	28,895

5. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

For the Six Months ended June 30, 2015

	Institutional Class		Investor Class
S&P 500 Index Fund	Shares	Amount	Shares	Amount
Shares sold	2,687	$76,007	69	$1,926
Reinvestment of dividends	220	6,158	5	132
Shares redeemed	(2,780)	(79,220)	(134)	(3,755)

Net increase (decrease) in shares outstanding	127	$2,945	(60)	$(1,697)

	Institutional Class
Small Cap Index Fund	Shares	Amount
Shares sold	12,146	$218,096
Reinvestment of dividends	—	—
Shares redeemed	(427)	(7,901)

Net increase in shares outstanding	11,719	$210,195

15

American Beacon FundsSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

	Institutional Class
International Equity Index Fund	Shares	Amount
Shares sold	6,151	$67,282
Reinvestment of dividends	—	—
Shares redeemed	(5,367)	(58,076)

Net increase in shares outstanding	784	$9,206

For the Year ended December 31, 2014

	Institutional Class		Investor Class
S&P 500 Index Fund	Shares	Amount	Shares	Amount
Shares sold	10,214	$271,013	825	$21,433
Reinvestment of dividends	739	19,827	18	476
Shares redeemed	(3,133)	(81,566)	(608)	(15,656)

Net increase in shares outstanding	7,820	$209,274	235	$6,253

	Institutional Class
Small Cap Index Fund	Shares	Amount
Shares sold	2,731	$50,423
Reinvestment of dividends	758	13,365
Shares redeemed	(10,546)	(193,795)

Net (decrease) in shares outstanding	(7,057)	$(130,007)

	Institutional Class
International Equity Index Fund	Shares	Amount
Shares sold	12,331	$140,139
Reinvestment of dividends	2,029	21,268
Shares redeemed	(15,392)	(175,775)

Net (decrease) in shares outstanding	(1,032)	$(14,368)

16

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17

American Beacon S&P 500 Index Fund

Financial Highlights

(For a share outstanding throughout each period)

	Institutional Class
	Six Months ended June 30,		Year Ended December 31,
	2015		2014	2013	2012	2011		2010
	(unaudited)

Net asset value, beginning of period	$27.99		$25.10	$19.35	$17.05	$17.07		$15.15

Income from investment operations:
Net investment income:A	0.27		0.49	0.43	0.39	0.34		0.29
Net gain (loss) from investments (both realized and unrealized)	0.06		2.88	5.74	2.31	(0.02)		1.95

Total income (loss) from investment operations	0.33		3.37	6.17	2.70	0.32		2.24

Less distributions:
Dividends from net investment income	(0.14)		(0.48)	(0.42)	(0.40)	(0.34)		(0.32)
Tax return of capital	—		—	—	—	(0.00	)B	—

Total distributions	(0.14)		(0.48)	(0.42)	(0.40)	(0.34)		(0.32)

Net asset value, end of period	$28.18		$27.99	$25.10	$19.35	$17.05		$17.07

Total return C	1.17	%D	13.55%	32.15%	15.87%	1.92%		14.96%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,281,231		$1,269,143	$941,930	$649,457	$422,337		$381,592
Ratios to average net assets:A
Net investment income	1.92	%E	1.90%	1.95%	2.19%	1.95%		1.90%
Expenses, including expenses allocated from the master portfolio	0.12	%D	0.13%	0.14%	0.15%	0.16%		0.13%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.
B	The tax return of capital is calculated based upon outstanding shares at the time of distribution. Amounts are less than $0.01 per share.
C

May include adjustments with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset value may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

18

American Beacon S&P 500 Index Fund

Financial Highlights

(For a share outstanding throughout each period)

Investor Class
Six Months ended June 30,		Year Ended December 31,
2015		2014	2013	2012	2011		2010
(unaudited)

$27.74		$24.89	$19.19	$16.82	$16.88		$15.00

0.20		0.40	0.37	0.31	0.22		0.15
0.06		2.82	5.65	2.25	0.02		1.99

0.26		3.22	6.02	2.56	0.24		2.14

(0.10)		(0.37)	(0.32)	(0.19)	(0.30)		(0.26)
—		—	—	—	0.00	B	—

(0.10)		(0.37)	(0.32)	(0.19)	(0.30)		(0.26)

$27.90		$27.74	$24.89	$19.19	$16.82		$16.88

0.95	%D	13.02%	31.56%	15.25%	1.44%		14.43%

$36,581		$38,055	$28,309	$18,174	$16,154		$17,707

1.46	%E	1.43%	1.48%	1.67%	1.44%		1.42%
0.58	%D	0.58%	0.60%	0.63%	0.64%		0.60%

19

American Beacon Small Cap Index FundSM

Financial Highlights

(For a share outstanding throughout each period)

	Institutional Class
	Six Months ended June 30,		Year Ended December 31,
	2015		2014	2013	2012		2011		2010
	(unaudited)

Net asset value, beginning of period	$17.69		$18.57	$13.52	$11.86		$12.64		$10.06

Income from investment operations:
Net investment incomeA	0.20		0.23	0.22	0.21		0.19		0.13
Net gain (loss) from investments and futures transactions (both realized and unrealized)	0.66		0.66	5.05	1.73		(0.76)		2.59

Total income (loss) from investment operations	0.86		0.89	5.27	1.94		(0.57)		2.72

Less distributions:
Dividends from net investment income	—		(0.31)	(0.22)	(0.18)		(0.21)		(0.13)
Distributions from net realized gains on investments	—		(1.46)	—	—		—		—
Tax return of capital	—		—	—	(0.10	)B	(0.00	)B,C	(0.01	)B

Total distributions	—		(1.77)	(0.22)	(0.28)		(0.21)		(0.14)

Net asset value, end of period	$18.55		$17.69	$18.57	$13.52		$11.86		$12.64

Total return D	4.86	%E	4.86%	38.98%	16.36%		(4.54)%		27.05%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$371,805		$147,191	$285,555	$186,660		$43,157		$93,138
Ratios to average net assets:A
Net investment income	1.21	%F	1.13%	1.34%	2.23%		1.04%		1.21%
Expenses, including expenses allocated from the master portfolio	0.16	%E	0.20%	0.17%	0.21%		0.26%		0.18%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Small Cap Index Series.
B	The tax return of capital is calculated based upon outstanding shares at the time of distribution.
C	Amount is less than $0.01 per share
D

May include adjustments with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset value may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

20

American Beacon International Equity Index FundSM

Financial Highlights

(For a share outstanding throughout each period)

	Institutional Class
	Six Months ended June 30,		Year Ended December 31,
	2015		2014	2013	2012	2011	2010
	(unaudited)

Net asset value, beginning of period	$10.31		$11.43	$9.65	$8.36	$9.87	$9.38

Income from investment operations:
Net investment incomeA	0.21		0.41	0.29	0.25	0.29	0.22
Net gain (loss) from investments, foreign currency contracts, and futures transactions (both realized and unrealized)	0.43		(1.11)	1.79	1.29	(1.51)	0.49

Total income (loss) from investment operations	0.64		(0.70)	2.08	1.54	(1.22)	0.71

Less distributions:
Dividends from net investment income	—		(0.42)	(0.30)	(0.25)	(0.29)	(0.22)
Tax return of capital	—		—	—	—	—	—

Total distributions	—		(0.42)	(0.30)	(0.25)	(0.29)	(0.22)

Net asset value, end of period	$10.95		$10.31	$11.43	$9.65	$8.36	$9.87

Total return B	6.21	%C	(6.19)%	21.66%	18.42%	(12.29)%	7.57%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$600,517		$557,353	$629,737	$480,900	$321,592	$326,055
Ratios to average net assets:A
Net investment income	3.64	%D	3.45%	2.80%	3.28%	3.26%	2.66%
Expenses, including expenses allocated from the master portfolio	0.19	%C	0.20%	0.26%	0.19%	0.24%	0.21%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master International Index Series.
B

May include adjustments with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset value may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

21

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

Special meetings of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) were held on April 7 and April 28, 2015. The shareholders of the International Equity Index, S&P 500 Index and Small Cap Index Funds (the “Funds”) approved a new investment management agreement between American Beacon Advisors, Inc. and the Funds. Approval of this proposal required a majority of the outstanding voting securities of each Fund. The following are the results of the shareholder votes for this proposal:

Funds	For	Against	Abstain	Non-Voting
S&P 500 Index Fund	1,222,024,825.15	224,282.69	278,686.30	29,793,903.30
Small Cap Index Fund	231,831,077.40	0	0	N/A
International Equity Index Fund	476,221,805.35	4,889.06	129,683.15	700,432.40

Special meetings of shareholders of the Trust were held on April 7 and April 28, 2015. The shareholders of the Trust approved the re-election of nine of the current Trustees to the Board of the Trust and the election of two additional Trustees to the Board. Approval of this proposal required a plurality vote of the Trust’s shares. The following are the results of the election of each Trustee:

Gilbert G. Alvarado
Affirmative	16,655,574,211.10
Withhold	242,060,281.87

Joseph B. Armes
Affirmative	16,653,130,207.99
Withhold	244,504,284.98

Gerard J. Arpey
Affirmative	16,659,813,172.19
Withhold	237,821,320.78

W. Humphrey Bogart
Affirmative	16,532,151,093.14
Withhold	365,483,399.83

Brenda A. Cline
Affirmative	16,662,050,138.08
Withhold	235,584,354.89

Eugene J. Duffy
Affirmative	16,430,210,258.21
Withhold	467,424,234.76

Thomas M. Dunning
Affirmative	16,651,792,247.83
Withhold	245,842,245.14

Alan D. Feld
Affirmative	14,899,039,186.08
Withhold	1,998,595,306.89

Richard A. Massman
Affirmative	16,651,582,060.07
Withhold	246,052,432.90

Barbara J. McKenna
Affirmative	16,435,773,869.81
Withhold	461,860,623.16

R. Gerald Turner
Affirmative	16,653,429,720.08
Withhold	244,204,772.89

22

State Street Equity 500 Index Portfolio

Semi-Annual Report

June 30, 2015

23

State Street Equity 500 Index Portfolio

Portfolio of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.8%
Consumer Discretionary – 12.5%
Amazon.com, Inc.(a)	59,602	$25,872,632
AutoNation, Inc.(a)	12,469	785,298
AutoZone, Inc.(a)	4,988	3,326,497
Bed Bath & Beyond, Inc.(a)	25,130	1,733,467
Best Buy Co., Inc.	44,213	1,441,786
BorgWarner, Inc.	36,423	2,070,283
Cablevision Systems Corp. Class A	30,812	737,639
CarMax, Inc.(a)	32,197	2,131,763
Carnival Corp.	69,149	3,415,269
CBS Corp. Class B	72,993	4,051,111
Chipotle Mexican Grill, Inc.(a)	5,014	3,033,420
Coach, Inc.	45,800	1,585,138
Comcast Corp. Class A	395,665	23,795,293
D.R. Horton, Inc.	50,179	1,372,897
Darden Restaurants, Inc.	20,917	1,486,780
Delphi Automotive PLC	47,381	4,031,649
DIRECTV(a)	79,675	7,393,043
Discovery Communications, Inc. Class A(a)	21,597	718,316
Discovery Communications, Inc. Class C(a)	39,797	1,236,891
Dollar General Corp.	48,287	3,753,831
Dollar Tree, Inc.(a)	33,793	2,669,309
Expedia, Inc.	15,023	1,642,765
Family Dollar Stores, Inc.	16,865	1,329,131
Ford Motor Co.	606,560	9,104,466
Fossil Group, Inc.(a)	7,617	528,315
GameStop Corp. Class A	16,878	725,079
Gannett Co., Inc.(a)	17,126	239,593
Gap, Inc.	44,764	1,708,642
Garmin Ltd.	19,560	859,271
General Motors Co.	214,477	7,148,518
Genuine Parts Co.	24,420	2,186,323
Goodyear Tire & Rubber Co.	40,813	1,230,512
H&R Block, Inc.	45,551	1,350,587
Hanesbrands, Inc.	62,600	2,085,832
Harley-Davidson, Inc.	33,585	1,892,515
Harman International Industries, Inc.	10,405	1,237,571
Hasbro, Inc.	19,928	1,490,415
Home Depot, Inc.	206,910	22,993,908
Interpublic Group of Cos., Inc.	62,228	1,199,134
Johnson Controls, Inc.	102,206	5,062,263
Kohl’s Corp.	33,588	2,102,945
L Brands, Inc.	39,546	3,390,279
Leggett & Platt, Inc.	20,944	1,019,554
Lennar Corp. Class A	26,425	1,348,732
Lowe’s Cos., Inc.	144,712	9,691,363
Macy’s, Inc.	53,161	3,586,773
Marriott International, Inc. Class A	33,797	2,514,159
Mattel, Inc.	56,543	1,452,590
McDonald’s Corp.	149,715	14,233,405
Michael Kors Holdings, Ltd.(a)	33,686	1,417,844
Mohawk Industries, Inc.(a)	9,669	1,845,812
Netflix, Inc.(a)	9,628	6,325,018
Newell Rubbermaid, Inc.	41,451	1,704,051
News Corp. Class A(a)	86,114	1,256,403
NIKE, Inc. Class B	110,751	11,963,323

	Shares	Value
Nordstrom, Inc.	23,856	$1,777,272
O’Reilly Automotive, Inc.(a)	15,320	3,462,014
Omnicom Group, Inc.	38,550	2,678,839
Priceline Group, Inc.(a)	8,108	9,335,308
PulteGroup, Inc.	47,343	953,961
PVH Corp.	12,451	1,434,355
Ralph Lauren Corp.	9,236	1,222,477
Ross Stores, Inc.	67,544	3,283,314
Royal Caribbean Cruises, Ltd.	25,100	1,975,119
Scripps Networks Interactive, Inc. Class A	15,263	997,742
Staples, Inc.	95,234	1,458,032
Starbucks Corp.	235,092	12,604,458
Starwood Hotels & Resorts Worldwide, Inc.	25,244	2,047,036
Target Corp.	99,044	8,084,962
TEGNA, Inc.	34,252	1,098,462
Tiffany & Co.	18,581	1,705,736
Time Warner Cable, Inc.	44,474	7,923,933
Time Warner, Inc.	130,780	11,431,480
TJX Cos., Inc.	109,375	7,237,344
Tractor Supply Co.	22,674	2,039,300
TripAdvisor, Inc.(a)	19,015	1,656,967
Twenty-First Century Fox, Inc. Class A	283,409	9,223,546
Under Armour, Inc. Class A(a)	25,076	2,092,341
Urban Outfitters, Inc.(a)	15,839	554,365
V.F. Corp.	53,528	3,733,043
Viacom, Inc. Class B	57,541	3,719,450
Walt Disney Co.	245,593	28,031,985
Whirlpool Corp.	12,459	2,156,030
Wyndham Worldwide Corp.	19,646	1,609,204
Wynn Resorts, Ltd.	11,859	1,170,127
Yum! Brands, Inc.	67,990	6,124,539

		367,332,144

Consumer Staples – 9.2%
Altria Group, Inc.	309,070	15,116,614
Archer-Daniels-Midland Co.	102,992	4,966,274
Brown-Forman Corp. Class B	24,161	2,420,449
Campbell Soup Co.	30,583	1,457,280
Clorox Co.	19,379	2,015,804
Coca-Cola Co.	614,722	24,115,544
Coca-Cola Enterprises, Inc.	35,313	1,533,997
Colgate-Palmolive Co.	134,579	8,802,812
ConAgra Foods, Inc.	66,051	2,887,750
Constellation Brands, Inc. Class A	27,076	3,141,357
Costco Wholesale Corp.	68,834	9,296,720
CVS Health Corp.	175,627	18,419,760
Dr. Pepper Snapple Group, Inc.	31,703	2,311,149
Estee Lauder Cos., Inc. Class A	36,263	3,142,552
General Mills, Inc.	94,522	5,266,766
Hershey Co.	23,615	2,097,720
Hormel Foods Corp.	23,349	1,316,183
J.M. Smucker Co.	14,855	1,610,431
Kellogg Co.	40,207	2,520,979
Keurig Green Mountain, Inc.	18,089	1,386,160
Kimberly-Clark Corp.	57,473	6,090,414
Kraft Foods Group, Inc.	90,751	7,726,540
Kroger Co.	76,955	5,580,007
McCormick & Co., Inc.	20,261	1,640,128

See Notes to Financial Statements.

24

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Mead Johnson Nutrition Co.	30,568	$2,757,845
Molson Coors Brewing Co. Class B	23,509	1,641,163
Mondelez International, Inc. Class A	255,994	10,531,593
Monster Beverage Corp.(a)	23,647	3,169,171
PepsiCo, Inc.	231,738	21,630,425
Philip Morris International, Inc.	245,087	19,648,625
Procter & Gamble Co.	423,461	33,131,589
Reynolds American, Inc.	65,846	4,916,062
Sysco Corp.	93,735	3,383,833
Tyson Foods, Inc. Class A	44,691	1,905,177
Wal-Mart Stores, Inc.	248,299	17,611,848
Walgreens Boots Alliance, Inc.	137,213	11,586,266
Whole Foods Market, Inc.	55,587	2,192,351

		268,969,338

Energy – 7.7%
Anadarko Petroleum Corp.	81,044	6,326,295
Apache Corp.	60,570	3,490,649
Baker Hughes, Inc.	69,094	4,263,100
Cabot Oil & Gas Corp.	65,622	2,069,718
Cameron International Corp.(a)	30,467	1,595,557
Chesapeake Energy Corp.	78,594	877,895
Chevron Corp.	294,834	28,442,636
Cimarex Energy Co.	13,242	1,460,725
ConocoPhillips	191,303	11,747,917
CONSOL Energy, Inc.	32,173	699,441
Devon Energy Corp.	59,550	3,542,629
Diamond Offshore Drilling, Inc.	9,954	256,913
Ensco PLC Class A	32,889	732,438
EOG Resources, Inc.	86,263	7,552,326
EQT Corp.	22,243	1,809,246
Exxon Mobil Corp.	657,072	54,668,390
FMC Technologies, Inc.(a)	39,709	1,647,526
Halliburton Co.	130,167	5,606,293
Helmerich & Payne, Inc.	18,874	1,329,107
Hess Corp.	38,344	2,564,447
Kinder Morgan, Inc.	272,976	10,479,549
Marathon Oil Corp.	109,289	2,900,530
Marathon Petroleum Corp.	87,602	4,582,461
Murphy Oil Corp.	24,962	1,037,670
National Oilwell Varco, Inc.	57,941	2,797,391
Newfield Exploration Co.(a)	29,185	1,054,162
Noble Corp. PLC	37,996	584,758
Noble Energy, Inc.	62,595	2,671,555
Occidental Petroleum Corp.	121,135	9,420,669
ONEOK, Inc.	31,504	1,243,778
Phillips 66	85,692	6,903,347
Pioneer Natural Resources Co.	23,524	3,262,543
Range Resources Corp.	24,841	1,226,648
Schlumberger, Ltd.	202,072	17,416,586
Southwestern Energy Co.(a)	63,944	1,453,447
Spectra Energy Corp.	104,141	3,394,997
Tesoro Corp.	20,049	1,692,336
Transocean, Ltd.	47,690	768,763
Valero Energy Corp.	83,386	5,219,964
Williams Cos., Inc.	108,410	6,221,650

		225,016,052

	Shares	Value
Financials – 16.1%
ACE, Ltd.	52,067	$5,294,173
Affiliated Managers Group, Inc.(a)	8,476	1,852,854
Aflac, Inc.	69,737	4,337,641
Allstate Corp.	63,967	4,149,539
American Express Co.	139,752	10,861,525
American International Group, Inc.	213,332	13,188,184
American Tower Corp. REIT	66,982	6,248,751
Ameriprise Financial, Inc.	29,963	3,743,278
Aon PLC	45,682	4,553,582
Apartment Investment & Management Co. Class A REIT	27,165	1,003,203
Assurant, Inc.	10,846	726,682
AvalonBay Communities, Inc. REIT	21,029	3,361,906
Bank of America Corp.	1,655,566	28,177,733
Bank of New York Mellon Corp.	171,591	7,201,674
BB&T Corp.	116,439	4,693,656
Berkshire Hathaway, Inc. Class B(a)	287,519	39,134,211
BlackRock, Inc.	20,118	6,960,426
Boston Properties, Inc. REIT	24,821	3,004,334
Capital One Financial Corp.	88,868	7,817,718
CBRE Group, Inc.(a)	42,908	1,587,596
Charles Schwab Corp.	181,489	5,925,616
Chubb Corp.	35,896	3,415,145
Cincinnati Financial Corp.	23,305	1,169,445
Citigroup, Inc.	474,493	26,210,993
CME Group, Inc.	49,092	4,568,501
Comerica, Inc.	25,917	1,330,060
Crown Castle International Corp. REIT	51,842	4,162,913
Discover Financial Services	72,977	4,204,935
E*TRADE Financial Corp.(a)	43,889	1,314,476
Equity Residential REIT	56,238	3,946,220
Essex Property Trust, Inc. REIT	9,555	2,030,437
Fifth Third Bancorp	136,554	2,843,054
Franklin Resources, Inc.	62,651	3,071,779
General Growth Properties, Inc. REIT	100,542	2,579,908
Genworth Financial, Inc. Class A(a)	71,189	538,901
Goldman Sachs Group, Inc.	63,688	13,297,417
Hartford Financial Services Group, Inc.	70,630	2,936,089
HCP, Inc. REIT	69,777	2,544,767
Health Care REIT, Inc.	55,581	3,647,781
Host Hotels & Resorts, Inc. REIT	113,659	2,253,858
Hudson City Bancorp, Inc.	66,376	655,795
Huntington Bancshares, Inc.	122,865	1,389,603
Intercontinental Exchange, Inc.	17,525	3,918,765
Invesco Ltd.	65,489	2,455,183
Iron Mountain, Inc. REIT	33,274	1,031,494
JPMorgan Chase & Co.	587,672	39,820,655
KeyCorp	128,679	1,932,759
Kimco Realty Corp. REIT	64,016	1,442,921
Legg Mason, Inc.	15,615	804,641
Leucadia National Corp.	47,809	1,160,802

See Notes to Financial Statements.

25

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
Lincoln National Corp.	40,310	$2,387,158
Loews Corp.	48,012	1,848,942
M&T Bank Corp.	21,534	2,690,243
Macerich Co. REIT	20,945	1,562,497
Marsh & McLennan Cos., Inc.	82,934	4,702,358
McGraw Hill Financial, Inc.	43,298	4,349,284
MetLife, Inc.	175,626	9,833,300
Moody’s Corp.	26,634	2,875,407
Morgan Stanley	239,155	9,276,822
NASDAQ OMX Group, Inc.	21,225	1,035,992
Navient Corp.	59,941	1,091,526
Northern Trust Corp.	35,310	2,699,803
People’s United Financial, Inc.	49,334	799,704
Plum Creek Timber Co., Inc. REIT	27,186	1,102,936
PNC Financial Services Group, Inc.	82,842	7,923,837
Principal Financial Group, Inc.	45,626	2,340,158
Progressive Corp.	85,852	2,389,261
ProLogis, Inc. REIT	80,147	2,973,454
Prudential Financial, Inc.	73,437	6,427,206
Public Storage, Inc. REIT	22,852	4,213,223
Realty Income Corp. REIT	35,500	1,575,845
Regions Financial Corp.	213,143	2,208,161
Simon Property Group, Inc. REIT	48,935	8,466,734
State Street Corp.(b)	66,647	5,131,819
SunTrust Banks, Inc.	78,882	3,393,504
T. Rowe Price Group, Inc.	41,420	3,219,577
Torchmark Corp.	19,384	1,128,536
Travelers Cos., Inc.	51,098	4,939,133
U.S. Bancorp	278,230	12,075,182
Unum Group	43,424	1,552,408
Ventas, Inc. REIT	51,003	3,166,776
Vornado Realty Trust REIT	27,746	2,633,928
Wells Fargo & Co.	735,046	41,338,987
Weyerhaeuser Co. REIT	81,681	2,572,951
XL Group PLC	48,220	1,793,784
Zions Bancorporation	31,258	991,973

		473,215,988

Health Care – 15.0%
Abbott Laboratories	233,759	11,472,892
AbbVie, Inc.	270,563	18,179,128
Aetna, Inc.	55,415	7,063,196
Agilent Technologies, Inc.	52,075	2,009,054
Alexion Pharmaceuticals, Inc.(a)	35,227	6,367,985
Allergan PLC(a)	61,526	18,670,680
AmerisourceBergen Corp.	33,552	3,567,920
Amgen, Inc.	119,991	18,421,018
Anthem, Inc.	42,119	6,913,413
Baxter International, Inc.	86,645	6,059,085
Becton Dickinson and Co.	33,504	4,745,842
Biogen, Inc.(a)	37,347	15,085,947
Boston Scientific Corp.(a)	208,377	3,688,273
Bristol-Myers Squibb Co.	261,112	17,374,392
C.R. Bard, Inc.	11,162	1,905,353
Cardinal Health, Inc.	52,424	4,385,268
Celgene Corp.(a)	125,265	14,497,545
Cerner Corp.(a)	47,263	3,263,983

	Shares	Value
CIGNA Corp.	39,511	$6,400,782
DaVita HealthCare Partners, Inc.(a)	26,572	2,111,677
DENTSPLY International, Inc.	20,166	1,039,557
Edwards Lifesciences Corp.(a)	16,445	2,342,261
Eli Lilly & Co.	152,857	12,762,031
Endo International PLC(a)	31,900	2,540,835
Express Scripts Holding Co.(a)	114,747	10,205,598
Gilead Sciences, Inc.	232,946	27,273,318
HCA Holdings, Inc.(a)	46,800	4,245,696
Henry Schein, Inc.(a)	13,100	1,861,772
Hospira, Inc.(a)	28,117	2,494,259
Humana, Inc.	22,717	4,345,308
Intuitive Surgical, Inc.(a)	5,452	2,641,494
Johnson & Johnson	437,341	42,623,254
Laboratory Corp. of America Holdings(a)	16,747	2,030,071
Mallinckrodt PLC(a)	17,700	2,083,644
McKesson Corp.	36,031	8,100,129
Medtronic PLC	221,604	16,420,856
Merck & Co., Inc.	445,198	25,345,122
Mylan, Inc.(a)	64,807	4,397,803
Patterson Cos., Inc.	11,159	542,885
PerkinElmer, Inc.	16,632	875,508
Perrigo Co. PLC	22,414	4,142,780
Pfizer, Inc.	966,348	32,401,648
Quest Diagnostics, Inc.	22,158	1,606,898
Regeneron Pharmaceuticals, Inc.(a)	11,458	5,845,070
St. Jude Medical, Inc.	44,053	3,218,953
Stryker Corp.	45,595	4,357,514
Tenet Healthcare Corp.(a)	13,452	778,602
Thermo Fisher Scientific, Inc.	62,512	8,111,557
UnitedHealth Group, Inc.	148,522	18,119,684
Universal Health Services, Inc.	13,300	1,889,930
Varian Medical Systems, Inc.(a)	15,631	1,318,162
Vertex Pharmaceuticals, Inc.(a)	38,748	4,784,603
Waters Corp.(a)	14,215	1,824,922
Zimmer Holdings, Inc.	25,727	2,810,160
Zoetis, Inc.	76,228	3,675,714

		441,241,031

Industrials – 10.0%
3M Co.	99,043	15,282,335
ADT Corp.	25,056	841,130
Allegion PLC	17,437	1,048,661
American Airlines Group, Inc.	112,000	4,472,720
AMETEK, Inc.	37,101	2,032,393
Boeing Co.	102,124	14,166,641
C.H. Robinson Worldwide, Inc.	22,382	1,396,413
Caterpillar, Inc.	93,855	7,960,781
Cintas Corp.	15,222	1,287,629
CSX Corp.	155,859	5,088,796
Cummins, Inc.	26,444	3,469,188
Danaher Corp.	96,478	8,257,552
Deere & Co.	53,554	5,197,416
Delta Air Lines, Inc.	130,566	5,363,651
Dover Corp.	27,945	1,961,180
Dun & Bradstreet Corp.	6,145	749,690
Eaton Corp. PLC	76,199	5,142,671
Emerson Electric Co.	110,169	6,106,668
Equifax, Inc.	20,295	1,970,442

See Notes to Financial Statements.

26

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Expeditors International of Washington, Inc.	29,444	$1,357,516
Fastenal Co.	44,042	1,857,692
FedEx Corp.	41,950	7,148,280
Flowserve Corp.	23,555	1,240,406
Fluor Corp.	22,556	1,195,694
General Dynamics Corp.	48,689	6,898,744
General Electric Co.	1,586,963	42,165,607
Honeywell International, Inc.	123,603	12,603,798
Illinois Tool Works, Inc.	56,071	5,146,757
Ingersoll-Rand PLC	41,116	2,772,041
Jacobs Engineering Group, Inc.(a)	20,157	818,777
JB Hunt Transport Services, Inc.	14,500	1,190,305
Joy Global, Inc.	14,887	538,909
Kansas City Southern	16,704	1,523,405
L-3 Communications Holdings, Inc.	12,465	1,413,282
Lockheed Martin Corp.	42,749	7,947,039
Masco Corp.	54,139	1,443,887
Nielsen NV	52,275	2,340,352
Norfolk Southern Corp.	49,768	4,347,733
Northrop Grumman Corp.	31,686	5,026,350
PACCAR, Inc.	54,235	3,460,735
Pall Corp.	16,107	2,004,516
Parker-Hannifin Corp.	23,914	2,781,916
Pentair PLC	28,991	1,993,131
Pitney Bowes, Inc.	30,921	643,466
Precision Castparts Corp.	21,978	4,392,743
Quanta Services, Inc.(a)	30,293	873,044
Raytheon Co.	47,736	4,567,381
Republic Services, Inc.	41,114	1,610,435
Robert Half International, Inc.	20,374	1,130,757
Rockwell Automation, Inc.	21,779	2,714,535
Rockwell Collins, Inc.	22,300	2,059,405
Roper Technologies, Inc.	16,535	2,851,626
Ryder System, Inc.	9,755	852,294
Snap-on, Inc.	8,872	1,412,866
Southwest Airlines Co.	105,927	3,505,124
Stanley Black & Decker, Inc.	24,950	2,625,738
Stericycle, Inc.(a)	14,104	1,888,667
Textron, Inc.	44,906	2,004,155
Tyco International PLC	67,336	2,591,089
Union Pacific Corp.	140,038	13,355,424
United Parcel Service, Inc. Class B	109,455	10,607,284
United Rentals, Inc.(a)	15,200	1,331,824
United Technologies Corp.	128,827	14,290,779
W.W. Grainger, Inc.	9,412	2,227,350
Waste Management, Inc.	68,204	3,161,255
Xylem, Inc.	32,634	1,209,742

		292,919,812

Information Technology – 19.3%
Accenture PLC Class A	99,282	9,608,512
Adobe Systems, Inc.(a)	73,813	5,979,591
Akamai Technologies, Inc.(a)	27,734	1,936,388
Alliance Data Systems Corp.(a)	10,204	2,978,956
Altera Corp.	44,454	2,276,045
Amphenol Corp. Class A	49,980	2,897,341
Analog Devices, Inc.	50,818	3,261,753

	Shares	Value
Apple, Inc.	905,864	$113,617,992
Applied Materials, Inc.	190,653	3,664,351
Autodesk, Inc.(a)	34,170	1,711,063
Automatic Data Processing, Inc.	76,465	6,134,787
Avago Technologies, Ltd.	38,718	5,146,784
Broadcom Corp. Class A	87,635	4,512,326
CA, Inc.	54,159	1,586,317
Cisco Systems, Inc.	803,029	22,051,176
Citrix Systems, Inc.(a)	25,678	1,801,568
Cognizant Technology Solutions Corp. Class A(a)	93,627	5,719,673
Computer Sciences Corp.	22,732	1,492,128
Corning, Inc.	203,350	4,012,095
eBay, Inc.(a)	170,458	10,268,390
Electronic Arts, Inc.(a)	50,121	3,333,046
EMC Corp.	305,674	8,066,737
Equinix, Inc. REIT	8,800	2,235,200
F5 Networks, Inc.(a)	10,559	1,270,776
Facebook, Inc. Class A(a)	331,507	28,431,698
Fidelity National Information Services, Inc.	44,886	2,773,955
First Solar, Inc.(a)	11,749	551,968
Fiserv, Inc.(a)	40,042	3,316,679
FLIR Systems, Inc.	20,339	626,848
Google, Inc. Class A(a)	45,023	24,314,221
Google, Inc. Class C(a)	44,845	23,342,271
Harris Corp.	16,098	1,238,097
Hewlett-Packard Co.	289,363	8,683,784
Intel Corp.	740,620	22,525,957
International Business Machines Corp.	143,647	23,365,621
Intuit, Inc.	42,026	4,234,960
Juniper Networks, Inc.	58,444	1,517,791
KLA-Tencor Corp.	26,573	1,493,668
Lam Research Corp.	24,281	1,975,259
Linear Technology Corp.	35,021	1,548,979
Mastercard, Inc. Class A	155,049	14,493,980
Microchip Technology, Inc.	34,006	1,612,735
Micron Technology, Inc.(a)	173,328	3,265,500
Microsoft Corp.(c)	1,270,477	56,091,560
Motorola Solutions, Inc.	33,022	1,893,481
NetApp, Inc.	49,643	1,566,733
NVIDIA Corp.	87,012	1,749,811
Oracle Corp.	507,070	20,434,921
Paychex, Inc.	49,131	2,303,261
Qorvo, Inc.(a)	23,300	1,870,291
QUALCOMM, Inc.	258,985	16,220,231
Red Hat, Inc.(a)	28,130	2,135,911
Salesforce.com, Inc.(a)	93,805	6,531,642
SanDisk Corp.	33,206	1,933,253
Seagate Technology PLC	49,776	2,364,360
Skyworks Solutions, Inc.	29,700	3,091,770
SL Green Realty Corp. REIT	15,400	1,692,306
Symantec Corp.	108,203	2,515,720
TE Connectivity, Ltd.	64,849	4,169,791
Teradata Corp.(a)	21,913	810,781
Texas Instruments, Inc.	163,806	8,437,647
Total System Services, Inc.	22,999	960,668
VeriSign, Inc.(a)	19,320	1,192,430
Visa, Inc. Class A	304,440	20,443,146
Western Digital Corp.	33,647	2,638,598
Western Union Co.	89,340	1,816,282

See Notes to Financial Statements.

27

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Information Technology – (continued)
Xerox Corp.	161,592	$1,719,339
Xilinx, Inc.	39,642	1,750,591
Yahoo!, Inc.(a)	137,637	5,407,758

		566,619,248

Materials – 3.1%
Air Products & Chemicals, Inc.	29,807	4,078,492
Airgas, Inc.	10,040	1,062,031
Alcoa, Inc.	183,889	2,050,362
Allegheny Technologies, Inc.	14,911	450,312
Avery Dennison Corp.	13,318	811,599
Ball Corp.	21,658	1,519,309
C.F. Industries Holdings, Inc.	40,030	2,573,128
Dow Chemical Co.	173,790	8,892,834
E.I. du Pont de Nemours & Co.	142,594	9,118,886
Eastman Chemical Co.	25,372	2,075,937
Ecolab, Inc.	41,565	4,699,755
FMC Corp.	22,922	1,204,551
Freeport-McMoRan, Inc.	157,964	2,941,290
International Flavors & Fragrances, Inc.	13,780	1,506,016
International Paper Co.	66,808	3,179,393
LyondellBasell Industries NV Class A	62,452	6,465,031
Martin Marietta Materials, Inc.	10,555	1,493,638
MeadWestvaco Corp.	24,943	1,177,060
Monsanto Co.	75,094	8,004,270
Mosaic Co.	47,516	2,226,125
Newmont Mining Corp.	73,573	1,718,665
Nucor Corp.	53,006	2,335,975
Owens-Illinois, Inc.(a)	22,763	522,183
PPG Industries, Inc.	42,888	4,920,111
Praxair, Inc.	45,000	5,379,750
Sealed Air Corp.	32,469	1,668,257
Sherwin-Williams Co.	13,287	3,654,191
Sigma-Aldrich Corp.	19,661	2,739,760
Vulcan Materials Co.	22,290	1,870,800
WestRock Co.(a)	13,293	809,544

		91,149,255

Telecommunication Services – 2.2%
AT&T, Inc.	816,573	29,004,673
CenturyLink, Inc.	86,173	2,531,763
Frontier Communications Corp.	143,538	710,513
Level 3 Communications, Inc.(a)	41,500	2,185,805
Verizon Communications, Inc.	639,051	29,786,167

		64,218,921

Utilities – 2.7%
AES Corp.	98,059	1,300,262
AGL Resources, Inc.	18,002	838,173
Ameren Corp.	36,056	1,358,590
American Electric Power Co., Inc.	75,043	3,975,028
CenterPoint Energy, Inc.	65,335	1,243,325
CMS Energy Corp.	42,001	1,337,312
Consolidated Edison, Inc.	47,100	2,726,148
Dominion Resources, Inc.	91,268	6,103,091
DTE Energy Co.	29,539	2,204,791
Duke Energy Corp.	110,491	7,802,874
Edison International	49,505	2,751,488

	Shares	Value
Entergy Corp.	27,000	$1,903,500
Eversource Energy	51,243	2,326,945
Exelon Corp.	131,659	4,136,726
FirstEnergy Corp.	68,129	2,217,599
NextEra Energy, Inc.	69,057	6,769,658
NiSource, Inc.	47,478	2,164,522
NRG Energy, Inc.	51,498	1,178,274
Pepco Holdings, Inc.	35,659	960,653
PG&E Corp.	77,112	3,786,199
Pinnacle West Capital Corp.	18,956	1,078,407
PPL Corp.	105,756	3,116,629
Public Service Enterprise Group, Inc.	76,936	3,022,046
SCANA Corp.	23,801	1,205,521
Sempra Energy	35,624	3,524,638
Southern Co.	139,484	5,844,380
TECO Energy, Inc.	42,650	753,199
WEC Energy Group, Inc.	45,587	2,050,049
Xcel Energy, Inc.	80,800	2,600,145

		80,280,172

TOTAL COMMON STOCKS (Cost $1,395,305,844)		2,870,961,961

	Par Amount
U.S. GOVERNMENT SECURITY – 0.1%
U.S. Treasury Bill 0.01% due 07/09/2015(c)(d)(e)	$3,760,000	3,759,996

TOTAL U.S. GOVERNMENT SECURITY – 0.1% (Cost $3,759,996)		3,759,996

	Shares
MONEY MARKET FUND – 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11%(b)(f)	58,147,914	58,147,914

TOTAL MONEY MARKET FUND – 2.0% (Cost $58,147,914)		58,147,914

TOTAL INVESTMENTS – 99.9%(g) (Cost $1,457,213,754)		2,932,869,871
Other Assets in Excess of Liabilities – 0.1%		1,541,890

NET ASSETS – 100.0%		$2,934,411,761

(a)	Non-income producing security.

(b)	Affiliated issuer (Note 4).

(c)	All or part of this security has been designated as collateral for futures contracts.

(d)	Rate represents annualized yield at date of purchase.

(e)	Securities are valued in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs.

(f)	The rate shown is the annualized seven-day yield at period end.

(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 (Note 2).

See Notes to Financial Statements.

28

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2015 (Unaudited)

PLC	Public Limited Company
REIT	Real Estate Investment Trust

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Depreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 09/2015	648	$66,562,560	$(655,898)

Total unrealized depreciation on open futures contracts purchased			$(655,898)

See Notes to Financial Statements.

29

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $1,396,714,640) (Note 2)	$2,869,590,138
Investments in non-controlled affiliated issuer, at value (cost $60,499,114) (Notes 2 and 4)	63,279,733

Total investments (cost $1,457,213,754)	2,932,869,871
Cash	233,616
Cash at broker	757,654
Receivable for investment securities sold	505,671
Dividends and interest receivable	3,279,002
Dividend receivable from non-controlled affiliates (Note 4)	26,292

Total assets	2,937,672,106

Liabilities
Investment securities purchased	1,999,918
Daily variation margin on futures contracts	656,212
Management fees payable (Note 4)	604,215

Total liabilities	3,260,345

Net Assets	$2,934,411,761

See Notes to Financial Statements.

30

State Street Equity 500 Index Portfolio

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $96,005)	$29,776,455
Dividend income – non-controlled affiliated issuer	72,507
Interest	138

Total investment income	29,849,100

Expenses
Management fees (Note 4)	658,954
Other expenses	156

Total expenses	659,110

Net Investment Income	29,189,990

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments – unaffiliated issuers	28,732,410
Futures contracts	4,237,467

Net realized gain	32,969,877

Change in net unrealized appreciation (depreciation) on:
Investments	(23,497,792)
Futures contracts	(3,037,956)

Net change in unrealized appreciation (depreciation)	(26,535,748)

Net realized and unrealized gain	6,434,129

Net Increase in Net Assets Resulting from Operations	$35,624,119

See Notes to Financial Statements.

31

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment income	$29,189,990	$54,845,406
Net realized gain on investments and futures contracts	32,969,877	17,844,354
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(26,535,748)	279,107,499

Net increase in net assets from operations	35,624,119	351,797,259

Capital Transactions:
Contributions	140,152,400	353,779,321
Withdrawals	(110,687,630)	(185,039,609)
In-kind redemptions (Note 6)	–	(390,808,177)

Net increase (decrease) in net assets from capital transactions	29,464,770	(222,068,465)

Net Increase in Net Assets	65,088,889	129,728,794
Net Assets
Beginning of period	2,869,322,872	2,739,594,078

End of period	$2,934,411,761	$2,869,322,872

See Notes to Financial Statements.

32

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Six Months Ended 6/30/15 (Unaudited)		Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,934,412		$2,869,323	$2,739,594	$2,055,241	$1,825,528	$2,098,137
Ratios to average net assets:
Expenses	0.045	%(a)	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	1.99	%(a)	1.98%	2.05%	2.26%	2.04%	1.99%
Portfolio turnover rate(b)	1%		2%	4%	9%	15%	12%
Total return(c)	1.22%		13.62%	32.30%	15.97%	2.03%	15.08%

(a)	Annualized
(b)	The portfolio turnover rate excludes in-kind security transactions.
(c)	Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

33

State Street Equity 500 Index Portfolio

Notes to Financial Statements

June 30, 2015 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust consists of ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At June 30, 2015, the following Portfolios were operational: State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the U.S. There is no assurance that the Portfolio will achieve its objective.

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security valuation – The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as

34

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board. Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Fund procedures to stabilize net asset value.

•

Exchange-traded futures contracts are valued at the settlement price on the primary market on which, they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policies and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes. The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

35

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the six months ended June 30, 2015.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2015. The breakdown of the Portfolio’s investments into major categories is disclosed in its schedule of investments.

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

ASSETS: INVESTMENTS:
Common Stocks	$2,870,961,961	$–	$–	$2,870,961,961
U.S. Government Security	–	3,759,996	–	3,759,996
Money Market Fund	58,147,914	–	–	58,147,914

TOTAL INVESTMENTS	2,929,109,875	3,759,996	–	2,932,869,871
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures contracts*	(655,898)	–	–	(655,898)

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,928,453,977	$3,759,996	$–	$2,932,213,973

*	Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

36

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2014, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2015, tax years 2011 through 2014 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2015, the tax cost of investments was $1,457,213,754 on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $1,496,707,567 and $21,051,450, respectively, resulting in net appreciation of $1,475,656,117 for all securities as computed on a federal income tax basis.

Futures – The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return

37

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at June 30, 2015:

Liability Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$(655,898)	$(655,898)

Transactions in derivative instruments during the six months ended June 30, 2015, were as follows:

Realized Gain (Loss)(2)

	Equity Contracts Risk	Total
Futures Contracts	$4,237,467	$4,237,467

Change in Appreciation (Depreciation)(3)

	Equity Contracts Risk	Total
Futures Contracts	$(3,037,956)	$(3,037,956)

(1)	Portfolio of Investments: Unrealized depreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

(2)	Statement of Operations location: Net realized gain on: Futures contracts

(3)	Statement of Operations location: Change in net unrealized appreciation (depreciation) on: Futures contracts

The average notional value of futures outstanding during the six months ended June 30, 2015 was $55,106,053.

3.	Securities Transactions

For the six months ended June 30, 2015, purchases and sales of investment securities, excluding short-term investments, and futures contracts, aggregated to $121,356,796 and $21,401,770, respectively.

4.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

The Portfolio has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSGA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations.

38

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

Effective June 1, 2015, SSGA FM serves as Administrator and State Street serves as Sub-Administrator. The Trust has contracted with State Street to provide custody, sub-administration and transfer agent services to the Portfolio. In compensation for SSGA FM’s services as investment adviser and administrator and for State Street’s services as sub-administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets. Prior to June 1, 2015, State Street served as Administrator.

Transactions with Affiliates

The Portfolio invested in an affiliated company, State Street Corp. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Amounts relating to these investments at June 30, 2015 and for the six months then ended are:

Security Description	Number of shares held at 12/31/14	Shares purchased for the six months ended 06/30/15	Shares sold for the six months ended 06/30/15	Number of shares held at 06/30/15	Value at 06/30/15	Income earned for the six months ended 06/30/15	Realized gain/loss on shares sold
State Street Corp.	62,947	3,700	–	66,647	$5,131,819	$42,654	$–
State Street Institutional Liquid Reserves Fund, Premier Class	91,116,189	159,235,675	192,203,950	58,147,914	58,147,914	29,853	–

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Portfolio does not receive compensation from the Portfolio for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

6.	In-Kind Redemptions

On August 11, 2014, the State Street Equity 500 Index Fund redeemed its interest in the Portfolio in connection with a transfer of net assets to the State Street Equity 500 Index II Portfolio, a series of State Street Institutional Investment Trust. The transfer consisted of five hundred and three (503) securities totaling $387,955,841 at market value or 13% of the Portfolio and $2,852,336 in cash, and is disclosed in the Statement of Changes in Net Assets.

7.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $300 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the

39

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2015 (Unaudited)

untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1%. The Portfolio may borrow up to a maximum of 33 percent of its assets. The Portfolio had no outstanding loans during the period ended June 30, 2015.

40

JUNE 30, 2015

Quantitative Master Series LLC

▶	Master International Index Series

▶	Master Small Cap Index Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

41

Schedule of Investments June 30, 2015 (Unaudited)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 6.7%
AGL Energy Ltd.	187,477	$2,245,768
Alumina Ltd.	849,453	999,891
Amcor Ltd.	350,674	3,705,745
AMP Ltd.	800,702	3,715,505
APA Group	304,683	1,935,210
Aristocrat Leisure Ltd.	144,821	853,993
Asciano Ltd.	273,320	1,400,562
ASX Ltd.	52,552	1,616,204
Aurizon Holdings Ltd.	592,941	2,342,301
AusNet Services	449,402	483,432
Australia & New Zealand Banking Group Ltd.	772,641	19,174,754
Bank of Queensland Ltd.	120,072	1,181,443
Bendigo & Adelaide Bank Ltd.	143,888	1,360,557
BGP Holdings PLC (a)	783,183	9
BHP Billiton Ltd.	878,671	17,923,854
Boral Ltd.	228,900	1,031,163
Brambles Ltd.	421,993	3,442,499
Caltex Australia Ltd.	73,627	1,807,404
CIMIC Group, Ltd.	23,200	388,651
Coca-Cola Amatil Ltd.	184,314	1,300,139
Cochlear Ltd.	16,471	1,017,882
Commonwealth Bank of Australia	451,442	29,604,170
Computershare Ltd.	119,489	1,076,173
Crown Resorts Ltd.	98,617	926,604
CSL Ltd.	130,178	8,678,495
Dexus Property Group	297,376	1,673,336
Federation Centres Ltd.	848,556	1,909,343
Flight Centre Travel Group Ltd.	16,412	431,354
Fortescue Metals Group Ltd. (b)	431,377	635,312
Goodman Group	475,031	2,294,248
GPT Group	489,158	1,612,588
Harvey Norman Holdings Ltd.	162,714	565,011
Healthscope Ltd.	321,481	673,168
Iluka Resources Ltd.	126,019	745,239
Incitec Pivot Ltd.	473,370	1,403,419
Insurance Australia Group Ltd.	652,219	2,804,133
Lend Lease Group	148,842	1,720,948
Macquarie Group Ltd.	81,772	5,123,457
Medibank Pvt, Ltd. (a)	766,647	1,187,928
Mirvac Group	1,147,530	1,634,863
National Australia Bank Ltd.	730,618	18,765,242
Newcrest Mining Ltd. (a)	213,655	2,151,322
Orica Ltd.	98,184	1,611,677
Origin Energy Ltd.	296,792	2,739,178
Platinum Asset Management Ltd.	75,974	437,840
Qantas Airways Ltd.	176,948	429,981
QBE Insurance Group Ltd.	367,953	3,874,581
Ramsay Health Care Ltd.	39,359	1,864,353
REA Group Ltd.	14,420	434,954
Rio Tinto Ltd.	124,963	5,169,311
Santos Ltd.	301,300	1,819,153
Scentre Group	1,425,761	4,118,606
Seek Ltd.	82,747	896,706
Sonic Healthcare Ltd.	99,676	1,641,332
South32, Ltd.	1,427,620	1,971,650
Stockland	657,046	2,074,768
Suncorp Group Ltd.	349,570	3,616,674
Sydney Airport	299,518	1,149,305
Tabcorp Holdings Ltd.	235,938	827,020

Common Stocks	Shares	Value
Australia (concluded)
Tatts Group Ltd.	383,922	$1,100,802
Telstra Corp. Ltd.	1,184,804	5,607,141
TPG Telecom Ltd.	63,778	440,528
Transurban Group	529,183	3,794,033
Treasury Wine Estates Ltd.	187,715	720,885
Wesfarmers Ltd.	307,202	9,238,526
Westfield Corp.	530,568	3,726,567
Westpac Banking Corp.	870,646	21,541,532
Woodside Petroleum Ltd.	211,960	5,592,916
Woolworths Ltd.	346,104	7,191,783
WorleyParsons Ltd.	58,158	466,937

		247,642,058

Austria — 0.2%
Andritz AG	20,805	1,152,098
Erste Group Bank AG (a)	83,596	2,381,769
OMV AG	38,454	1,058,627
Raiffeisen Bank International AG	44,493	647,427
Strabag SE	30,711	1
Voestalpine AG	28,418	1,184,387

		6,424,309

Belgium — 1.3%
Ageas	58,773	2,267,656
Anheuser-Busch InBev NV	219,659	26,433,838
Belgacom SA	47,252	1,672,102
Colruyt SA	20,019	898,012
Delhaize Group	28,029	2,279,802
Groupe Bruxelles Lambert SA	22,956	1,851,096
KBC Groep NV (a)	69,680	4,671,216
Solvay SA	16,199	2,231,660
Telenet Group Holding NV (a)	15,436	839,833
UCB SA	37,518	2,697,739
Umicore SA	27,318	1,297,237

		47,140,191

Denmark — 1.6%
A.P. Moeller — Maersk A/S, Class A	1,008	1,767,835
A.P. Moeller — Maersk A/S, Class B	2,015	3,643,202
Carlsberg A/S, Class B	30,039	2,721,703
Coloplast A/S, Class B	30,257	1,984,350
Danske Bank A/S	194,227	5,709,688
DSV A/S	46,960	1,520,608
ISS A/S (a)	41,481	1,366,196
Novo Nordisk A/S, Class B	520,529	28,563,958
Novozymes A/S, Class B	66,360	3,152,806
Pandora A/S	31,102	3,337,375
TDC A/S	225,902	1,655,940
Tryg A/S	34,120	711,401
Vestas Wind Systems A/S	60,488	3,014,934
William Demant Holding A/S (a)	7,188	548,346

		59,698,342

Finland — 0.8%
Elisa OYJ	40,139	1,271,725
Fortum OYJ	125,915	2,236,873
Kone OYJ, Class B	85,130	3,455,428
Metso OYJ	32,769	900,624
Neste Oil OYJ	37,195	948,846

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)
CVR	Contingent Value Rights
FTSE	Financial Times Stock Exchange
REIT	Real Estate Investment Trust
USD	U.S. Dollar

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	42

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Finland (concluded)
Nokia OYJ	1,043,539	$7,113,761
Nokian Renkaat OYJ	33,098	1,036,973
Orion OYJ, Class B	28,540	999,709
Sampo OYJ, Class A	127,571	6,012,030
Stora Enso OYJ, Class R	152,508	1,571,631
UPM-Kymmene OYJ	148,967	2,636,105
Wartsila OYJ	40,461	1,895,881

		30,079,586

France — 9.5%
Accor SA	58,011	2,935,942
Aeroports de Paris	7,309	825,630
Air Liquide SA	96,867	12,291,501
Airbus Group NV	161,455	10,516,742
Alcatel-Lucent (a)	826,816	3,015,588
Alstom SA	57,744	1,640,175
ArcelorMittal	277,874	2,698,602
Arkema	20,662	1,493,605
AtoS	23,662	1,768,102
AXA SA	531,107	13,464,537
BNP Paribas SA	288,881	17,530,085
Bollore SA	272,969	1,460,226
Bouygues SA	55,276	2,066,575
Bureau Veritas SA	73,521	1,694,803
Cap Gemini SA	42,725	3,790,411
Carrefour SA	158,099	5,080,273
Casino Guichard-Perrachon SA	15,584	1,182,863
Christian Dior SA	14,325	2,804,389
Cie Generale des Etablissements Michelin	51,115	5,378,512
CNP Assurances	44,564	745,856
Compagnie de Saint-Gobain	130,303	5,882,057
Credit Agricole SA	285,990	4,269,815
Danone SA	157,865	10,225,608
Dassault Systemes SA	34,428	2,499,272
Edenred	54,814	1,354,385
EDF	74,847	1,674,223
Essilor International SA	56,076	6,717,928
Eurazeo	11,658	774,329
Eutelsat Communications SA	47,382	1,530,590
Fonciere Des Regions	7,047	599,556
GDF Suez	413,787	7,704,029
Gecina SA	9,068	1,117,600
Groupe Eurotunnel SA, Registered Shares	128,891	1,868,817
Hermes International	7,012	2,618,136
ICADE	9,872	706,130
Iliad SA	7,306	1,619,651
Imerys SA	8,311	637,562
JCDecaux SA	21,415	895,539
Kering	20,515	3,667,816
Klepierre	46,200	2,036,931
L’Oreal SA	70,878	12,681,553
Lafarge SA	50,799	3,358,681
Lagardere SCA	32,521	951,591
Legrand SA	71,280	4,011,773
LVMH Moet Hennessy Louis Vuitton SA	76,138	13,385,839
Natixis	255,735	1,845,726
Numericable-SFR	26,086	1,382,702
Orange SA	505,945	7,819,049
Pernod Ricard SA	57,891	6,692,337
Peugeot SA	118,735	2,448,532
Publicis Groupe SA	50,742	3,761,145
Remy Cointreau SA	5,536	399,953
Renault SA	52,873	5,543,594
Rexel SA	81,619	1,317,055
Safran SA	80,161	5,447,691
Sanofi	330,392	32,685,630
Schneider Electric SE	151,281	10,474,544

Common Stocks	Shares	Value
France (concluded)
SCOR SE	42,527	$1,503,816
SES SA	89,612	3,012,573
Societe BIC SA	8,051	1,283,519
Societe Generale SA	197,811	9,282,037
Sodexo	25,173	2,396,412
Suez Environnement Co.	81,913	1,529,233
Technip SA	27,674	1,715,072
Thales SA	28,042	1,694,324
Total SA	595,918	29,230,340
Unibail-Rodamco SE	26,704	6,773,034
Valeo SA	21,843	3,455,190
Vallourec SA	26,693	545,328
Veolia Environnement SA	126,845	2,597,086
Vinci SA	129,016	7,487,793
Vivendi SA (a)	326,038	8,267,207
Wendel SA	8,940	1,098,541
Zodiac Aerospace	56,038	1,825,368

		348,688,659

Germany — 8.7%
adidas AG	58,135	4,448,159
Allianz SE, Registered Shares	124,732	19,452,080
Axel Springer AG	12,585	660,960
BASF SE	251,078	22,093,085
Bayer AG, Registered Shares	225,929	31,639,108
Bayerische Motoren Werke AG	90,975	9,963,071
Bayerische Motoren Werke AG, Preference Shares	17,170	1,453,835
Beiersdorf AG	27,426	2,298,031
Brenntag AG	45,855	2,631,223
Commerzbank AG	296,688	3,792,742
Continental AG	31,216	7,391,241
Daimler AG, Registered Shares	268,390	24,449,147
Deutsche Annington Immobilien SE	123,349	3,480,658
Deutsche Bank AG, Registered Shares	378,392	11,376,991
Deutsche Boerse AG	59,186	4,902,233
Deutsche Lufthansa AG, Registered Shares (a)	66,433	857,120
Deutsche Post AG, Registered Shares	265,277	7,751,202
Deutsche Telekom AG, Registered Shares	868,378	14,971,088
Deutsche Wohnen AG, Bearer Shares	81,704	1,873,138
E.ON SE	550,696	7,343,231
Evonik Industries AG	24,664	941,752
Fraport AG Frankfurt Airport Services Worldwide	9,794	615,183
Fresenius Medical Care AG & Co. KGaA	60,290	4,991,181
Fresenius SE & Co. KGaA	104,317	6,697,815
Fuchs Petrolub SE, Preference Shares	19,203	811,956
GEA Group AG	54,586	2,435,242
Hannover Rueck SE	15,900	1,538,907
HeidelbergCement AG	37,790	2,995,115
Henkel AG & Co. KGaA	28,956	2,761,124
Henkel AG & Co. KGaA, Preference Shares	48,255	5,414,983
Hugo Boss AG	18,081	2,021,385
Infineon Technologies AG	326,240	4,048,505
K+S AG, Registered Shares	53,068	2,237,761
Kabel Deutschland Holding AG (a)	7,482	1,001,205
Lanxess AG	26,135	1,542,019
Linde AG	52,343	9,919,696
MAN SE	11,536	1,188,503
Merck KGaA	34,779	3,467,125
Metro AG	45,697	1,443,300
Muenchener Rueckversicherungs AG, Registered Shares	47,267	8,380,166
Osram Licht AG	28,431	1,360,159
Porsche Automobil Holding SE, Preference Shares	41,372	3,488,342
ProSiebenSat.1 Media AG, Registered Shares	59,231	2,925,662
RWE AG	134,371	2,890,101
SAP AG	268,590	18,821,788
Siemens AG, Registered Shares	221,155	22,374,554

See Notes to Financial Statements.

43	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
Symrise AG	33,201	$2,061,951
Telefonica Deutschland Holding AG (a)	150,330	866,015
ThyssenKrupp AG	105,339	2,740,333
TUI AG	136,027	2,200,953
United Internet AG, Registered Shares	32,539	1,446,197
Volkswagen AG	10,576	2,448,835
Volkswagen AG, Preference Shares	45,901	10,652,641

		321,558,797

Hong Kong — 3.2%
AIA Group Ltd.	3,360,800	21,975,122
ASM Pacific Technology Ltd.	85,004	841,227
Bank of East Asia Ltd.	314,532	1,374,125
BOC Hong Kong Holdings Ltd.	1,068,400	4,446,734
Cathay Pacific Airways Ltd.	327,263	804,055
Cheung Kong Infrastructure Holdings Ltd.	197,500	1,533,074
Cheung Kong Property Holdings, Ltd.	737,439	6,117,141
CK Hutchison Holdings Ltd.	737,439	10,841,810
CLP Holdings Ltd.	556,187	4,727,062
First Pacific Co. Ltd.	663,250	559,585
Galaxy Entertainment Group Ltd.	633,000	2,518,685
Hang Lung Properties Ltd.	607,000	1,803,956
Hang Seng Bank Ltd.	210,053	4,102,535
Henderson Land Development Co. Ltd.	315,220	2,154,824
HKT Trust & HKT Ltd.	755,560	888,946
Hong Kong & China Gas Co. Ltd.	2,009,511	4,210,638
Hong Kong Exchanges & Clearing Ltd.	302,727	10,666,446
Hysan Development Co. Ltd.	154,791	670,319
Kerry Properties Ltd.	168,500	660,488
Li & Fung Ltd.	1,661,980	1,317,571
The Link REIT	623,914	3,651,102
MGM China Holdings Ltd.	313,600	512,067
MTR Corp.	402,500	1,872,661
New World Development Co. Ltd.	1,448,968	1,893,290
NWS Holdings Ltd.	375,824	543,271
PCCW Ltd.	1,417,000	845,180
Power Assets Holdings Ltd.	403,000	3,674,312
Sands China Ltd.	675,000	2,268,539
Shangri-La Asia Ltd.	339,905	473,911
Sino Land Co. Ltd.	841,263	1,404,166
SJM Holdings Ltd.	610,000	659,564
Sun Hung Kai Properties Ltd.	474,324	7,675,880
Swire Pacific Ltd., Class A	170,077	2,135,652
Swire Properties Ltd.	303,800	968,966
Techtronic Industries Co.	386,000	1,262,075
WH Group Ltd. (a)(c)	1,635,500	1,113,138
Wharf Holdings Ltd.	413,357	2,746,982
Wheelock & Co. Ltd.	241,000	1,229,742
Wynn Macau Ltd.	440,000	733,156
Yue Yuen Industrial Holdings Ltd.	182,785	611,399

		118,489,396

Ireland — 0.9%
Bank of Ireland (a)	7,606,420	3,079,051
CRH PLC	219,312	6,183,048
Experian PLC	283,808	5,162,009
James Hardie Industries SE	126,500	1,683,740
Kerry Group PLC, Class A	41,276	3,061,885
Ryanair Holdings PLC	10,891	144,022
Shire PLC	165,540	13,301,064

		32,614,819

Israel — 0.6%
Azrieli Group	8,578	342,368
Bank Hapoalim BM	294,700	1,586,061
Bank Leumi Le-Israel BM (a)	387,888	1,639,021
Bezeq The Israeli Telecommunication Corp. Ltd.	559,653	953,074

Common Stocks	Shares	Value
Israel (concluded)
Delek Group Ltd.	1,219	$359,407
Israel Chemicals Ltd.	138,102	964,565
The Israel Corp. Ltd.	1,111	392,122
Mizrahi Tefahot Bank Ltd. (a)	35,985	445,968
NICE Systems Ltd.	14,847	942,960
Teva Pharmaceutical Industries Ltd.	234,998	13,906,698

		21,532,244

Italy — 2.2%
Assicurazioni Generali SpA	328,275	5,916,753
Atlantia SpA	114,332	2,824,899
Banca Monte dei Paschi di Siena SpA (a)	683,804	1,332,409
Banco Popolare SC (a)	72,344	1,191,186
Enel Green Power SpA	509,317	995,615
Enel SpA	1,991,527	9,026,183
Eni SpA	704,041	12,504,901
Exor SpA	29,849	1,425,883
Finmeccanica SpA (a)	113,326	1,425,538
Intesa Sanpaolo SpA	3,727,080	13,396,925
Luxottica Group SpA	47,734	3,175,164
Mediobanca SpA	156,133	1,530,829
Pirelli & C SpA	78,836	1,330,526
Prysmian SpA	52,578	1,136,544
Saipem SpA (a)	76,040	803,521
Snam SpA	630,990	3,002,894
Telecom Italia SpA	2,833,610	3,600,981
Telecom Italia SpA, Non-Convertible Savings Shares	1,844,048	1,880,490
Tenaris SA	127,199	1,715,693
Terna — Rete Elettrica Nazionale SpA	470,887	2,082,141
UniCredit SpA	1,179,525	7,927,435
Unione di Banche Italiane SCpA	236,831	1,900,371
UnipolSai SpA	211,988	525,171

		80,652,052

Japan — 22.4%
ABC-Mart, Inc.	7,400	452,898
Acom Co. Ltd. (a)	116,300	445,823
Advantest Corp.	44,400	461,652
Aeon Co. Ltd.	194,800	2,764,229
AEON Financial Service Co. Ltd.	32,700	907,246
Aeon Mall Co. Ltd.	31,250	585,180
Air Water, Inc.	36,000	658,163
Aisin Seiki Co. Ltd.	51,100	2,172,733
Ajinomoto Co., Inc.	156,000	3,373,541
Alfresa Holdings Corp.	48,100	748,491
Amada Co. Ltd.	100,700	1,062,899
ANA Holdings, Inc.	299,000	810,687
Aozora Bank Ltd.	329,000	1,241,321
Asahi Glass Co. Ltd.	273,100	1,639,566
Asahi Group Holdings Ltd.	104,600	3,321,904
Asahi Kasei Corp.	349,000	2,862,701
Asics Corp.	45,200	1,167,660
Astellas Pharma, Inc.	589,500	8,397,922
The Bank of Kyoto Ltd.	96,000	1,104,301
The Bank of Yokohama Ltd.	315,000	1,929,051
Benesse Holdings, Inc.	15,300	383,562
Bridgestone Corp.	179,100	6,619,998
Brother Industries Ltd.	58,100	821,914
Calbee, Inc.	24,700	1,040,562
Canon, Inc.	298,600	9,686,100
Casio Computer Co. Ltd. (b)	54,600	1,076,969
Central Japan Railway Co.	38,800	7,001,636
The Chiba Bank Ltd.	199,000	1,515,344
Chiyoda Corp.	48,000	424,843
Chubu Electric Power Co., Inc.	181,800	2,709,574
Chugai Pharmaceutical Co. Ltd.	62,000	2,138,587

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	44

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
The Chugoku Bank Ltd.	56,600	$892,119
The Chugoku Electric Power Co., Inc.	85,100	1,241,392
Citizen Holdings Co. Ltd.	73,200	510,698
COLOPL, Inc. (b)	13,400	270,767
Credit Saison Co. Ltd.	38,500	824,311
Dai Nippon Printing Co. Ltd.	144,000	1,485,915
The Dai-ichi Life Insurance Co. Ltd.	298,800	5,867,691
Daicel Corp.	82,400	1,057,372
Daihatsu Motor Co. Ltd.	44,100	627,683
Daiichi Sankyo Co. Ltd.	172,700	3,191,592
Daikin Industries Ltd.	63,500	4,564,912
Daito Trust Construction Co. Ltd.	20,000	2,069,905
Daiwa House Industry Co. Ltd.	161,800	3,769,608
Daiwa Securities Group, Inc.	458,000	3,426,163
Denso Corp.	133,900	6,661,939
Dentsu, Inc.	60,213	3,114,972
Don Quijote Co. Ltd.	31,600	1,344,547
East Japan Railway Co.	92,049	8,275,133
Eisai Co. Ltd.	68,000	4,559,033
Electric Power Development Co. Ltd.	39,700	1,402,438
FamilyMart Co. Ltd.	20,400	938,096
FANUC Corp.	55,700	11,397,088
Fast Retailing Co. Ltd.	14,400	6,529,983
Fuji Electric Co. Ltd.	132,800	571,166
Fuji Heavy Industries Ltd.	158,200	5,817,138
FUJIFILM Holdings Corp.	125,400	4,475,278
Fujitsu Ltd.	513,000	2,866,308
Fukuoka Financial Group, Inc.	209,000	1,083,269
GungHo Online Entertainment, Inc.	158,200	615,647
The Gunma Bank Ltd.	95,000	700,944
The Hachijuni Bank Ltd.	114,000	859,564
Hakuhodo DY Holdings, Inc.	67,000	716,526
Hamamatsu Photonics KK	41,000	1,208,971
Hankyu Hanshin Holdings, Inc.	288,000	1,700,054
Hikari Tsushin, Inc.	5,000	336,990
Hino Motors Ltd.	64,600	798,601
Hirose Electric Co. Ltd.	7,400	1,060,262
The Hiroshima Bank Ltd.	142,000	847,916
Hisamitsu Pharmaceutical Co., Inc.	16,000	621,126
Hitachi Chemical Co. Ltd.	29,800	536,728
Hitachi Construction Machinery Co. Ltd.	31,200	546,171
Hitachi High-Technologies Corp.	15,400	432,921
Hitachi Ltd.	1,328,000	8,748,260
Hitachi Metals Ltd.	62,000	953,154
Hokuhoku Financial Group, Inc.	358,000	844,609
Hokuriku Electric Power Co.	44,100	656,901
Honda Motor Co. Ltd.	445,700	14,404,949
Hoya Corp.	115,400	4,621,737
Hulic Co. Ltd.	82,400	730,241
Ibiden Co. Ltd.	28,300	478,593
Idemitsu Kosan Co. Ltd.	22,100	433,556
IHI Corp.	424,000	1,974,217
Iida Group Holdings Co. Ltd.	43,000	683,585
Inpex Corp.	262,600	2,980,759
Isetan Mitsukoshi Holdings Ltd.	94,305	1,684,824
Isuzu Motors Ltd.	162,000	2,125,368
ITOCHU Corp.	450,700	5,952,490
Itochu Techno-Solutions Corp.	17,200	428,343
The Iyo Bank Ltd.	65,500	804,140
J. Front Retailing Co. Ltd.	66,400	1,249,733
Japan Airlines Co. Ltd.	34,580	1,205,092
Japan Airport Terminal Co. Ltd.	11,600	631,336
Japan Display, Inc. (a)	96,900	365,758
Japan Exchange Group, Inc.	76,600	2,483,302
Japan Prime Realty Investment Corp.	287	891,094
Japan Real Estate Investment Corp.	324	1,470,401
Japan Retail Fund Investment Corp.	676	1,351,789

Common Stocks	Shares	Value
Japan (continued)
Japan Tobacco, Inc.	309,500	$11,002,500
JFE Holdings, Inc.	131,300	2,909,068
JGC Corp.	58,000	1,094,875
The Joyo Bank Ltd.	183,000	1,024,694
JSR Corp.	47,900	845,593
JTEKT Corp.	58,700	1,110,042
JX Holdings, Inc.	608,360	2,622,852
Kajima Corp.	208,800	980,687
Kakaku.com, Inc.	52,700	762,498
Kamigumi Co. Ltd.	62,000	581,985
Kaneka Corp.	78,000	569,629
The Kansai Electric Power Co., Inc.	211,500	2,341,417
Kansai Paint Co. Ltd.	75,000	1,161,990
Kao Corp.	139,200	6,473,768
Kawasaki Heavy Industries Ltd.	396,000	1,845,832
KDDI Corp.	479,100	11,561,617
Keihan Electric Railway Co. Ltd.	142,000	826,917
Keikyu Corp.	118,000	890,118
Keio Corp.	144,000	1,030,009
Keisei Electric Railway Co. Ltd.	76,000	903,595
Keyence Corp.	12,392	6,678,996
Kikkoman Corp.	47,000	1,467,510
Kintetsu Corp.	501,000	1,706,098
Kirin Holdings Co. Ltd.	240,900	3,318,195
Kobe Steel Ltd.	861,000	1,448,556
Koito Manufacturing Co. Ltd.	29,000	1,129,178
Komatsu Ltd.	251,600	5,047,927
Konami Corp.	28,900	537,193
Konica Minolta, Inc.	120,600	1,405,612
Kubota Corp.	304,000	4,820,336
Kuraray Co. Ltd.	97,300	1,188,554
Kurita Water Industries Ltd.	37,600	875,850
Kyocera Corp.	87,300	4,538,940
Kyowa Hakko Kirin Co. Ltd.	65,000	849,411
Kyushu Electric Power Co., Inc.	121,400	1,407,501
Lawson, Inc.	20,800	1,423,368
LIXIL Group Corp.	66,500	1,319,070
M3, Inc.	52,100	1,047,285
Mabuchi Motor Co. Ltd.	12,800	809,631
Makita Corp.	32,700	1,770,992
Marubeni Corp.	489,000	2,806,199
Marui Group Co. Ltd.	58,700	793,069
Maruichi Steel Tube Ltd.	14,000	347,484
Mazda Motor Corp.	146,980	2,876,220
McDonald’s Holdings Co. Japan Ltd. (b)	15,400	325,242
Medipal Holdings Corp.	33,100	539,119
Meiji Holdings Co. Ltd.	18,393	2,373,250
Minebea Co. Ltd.	85,000	1,403,211
Miraca Holdings, Inc.	15,000	749,463
Mitsubishi Chemical Holdings Corp.	367,200	2,308,450
Mitsubishi Corp.	390,300	8,580,354
Mitsubishi Electric Corp.	549,000	7,089,068
Mitsubishi Estate Co. Ltd.	344,000	7,409,101
Mitsubishi Gas Chemical Co., Inc.	96,000	537,528
Mitsubishi Heavy Industries Ltd.	820,200	4,985,956
Mitsubishi Logistics Corp.	35,000	459,359
Mitsubishi Materials Corp.	284,000	1,090,480
Mitsubishi Motors Corp.	163,200	1,387,857
Mitsubishi Tanabe Pharma Corp.	62,800	940,858
Mitsubishi UFJ Financial Group, Inc.	3,490,874	25,114,958
Mitsubishi UFJ Lease & Finance Co. Ltd.	213,700	1,168,608
Mitsui & Co. Ltd.	458,600	6,230,596
Mitsui Chemicals, Inc.	209,000	776,492
Mitsui Fudosan Co. Ltd.	259,000	7,247,570
Mitsui OSK Lines Ltd.	298,000	953,895
Mixi, Inc.	15,200	754,116
Mizuho Financial Group, Inc.	6,381,364	13,807,565

See Notes to Financial Statements.

45	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
MS&AD Insurance Group Holdings, Inc.	146,170	$4,550,019
Murata Manufacturing Co. Ltd.	55,700	9,720,503
Nabtesco Corp.	29,400	737,461
Nagoya Railroad Co. Ltd.	221,000	826,330
Namco Bandai Holdings, Inc.	43,700	844,483
NEC Corp.	720,000	2,178,827
Nexon Co. Ltd.	40,300	554,830
NGK Insulators Ltd.	74,000	1,904,097
NGK Spark Plug Co. Ltd.	50,200	1,390,247
NH Foods Ltd.	51,000	1,163,038
NHK Spring Co. Ltd.	42,700	470,143
Nidec Corp.	59,100	4,422,914
Nikon Corp.	97,000	1,120,999
Nintendo Co. Ltd.	28,700	4,787,950
Nippon Building Fund, Inc.	356	1,558,041
Nippon Electric Glass Co. Ltd.	101,500	513,284
Nippon Express Co. Ltd.	237,000	1,164,481
Nippon Paint Co. Ltd.	41,300	1,163,858
Nippon Prologis REIT, Inc.	420	772,859
Nippon Steel & Sumitomo Metal	2,083,265	5,401,601
Nippon Telegraph & Telephone Corp.	205,352	7,436,974
Nippon Yusen KK	454,000	1,263,961
Nissan Motor Co. Ltd.	680,700	7,111,237
Nisshin Seifun Group, Inc.	54,540	724,907
Nissin Foods Holdings Co. Ltd.	15,800	692,249
Nitori Holdings Co. Ltd.	19,400	1,581,653
Nitto Denko Corp.	45,710	3,753,813
NOK Corp.	23,500	728,119
Nomura Holdings, Inc.	991,600	6,695,132
Nomura Real Estate Holdings, Inc.	43,200	906,709
Nomura Research Institute Ltd.	30,100	1,177,027
NSK Ltd.	131,600	2,029,168
NTT Data Corp.	36,000	1,572,144
NTT DoCoMo, Inc.	418,200	8,028,831
NTT Urban Development Corp.	39,100	388,374
Obayashi Corp.	183,000	1,334,462
Odakyu Electric Railway Co. Ltd.	166,000	1,548,819
Oji Holdings Corp.	207,000	899,586
Olympus Corp. (a)	71,500	2,468,538
Omron Corp.	55,900	2,428,198
Ono Pharmaceutical Co. Ltd.	22,300	2,433,931
Oracle Corp. Japan	14,800	618,724
Oriental Land Co. Ltd.	54,200	3,457,371
ORIX Corp.	358,700	5,326,505
Osaka Gas Co. Ltd.	522,000	2,060,229
Otsuka Corp.	14,400	672,215
Otsuka Holdings Co. Ltd.	106,700	3,399,803
Panasonic Corp.	606,500	8,306,748
Park24 Co. Ltd.	26,700	457,090
Rakuten, Inc.	215,600	3,480,674
Recruit Holdings Co. Ltd.	40,100	1,222,819
Resona Holdings, Inc.	595,556	3,248,238
Ricoh Co. Ltd.	196,400	2,034,500
Rinnai Corp.	9,000	708,706
Rohm Co. Ltd.	26,700	1,788,875
Sankyo Co. Ltd.	11,200	396,522
Sanrio Co. Ltd. (b)	20,200	548,843
Santen Pharmaceutical Co. Ltd.	116,000	1,641,251
SBI Holdings, Inc.	60,940	837,768
Secom Co. Ltd.	60,900	3,956,401
Sega Sammy Holdings, Inc.	43,932	574,424
Seibu Holdings, Inc.	35,200	815,142
Seiko Epson Corp.	73,100	1,295,363
Sekisui Chemical Co. Ltd.	118,000	1,448,571
Sekisui House Ltd.	165,800	2,633,061
Seven & I Holdings Co. Ltd.	212,900	9,138,863
Seven Bank Ltd.	146,500	678,179

Common Stocks	Shares	Value
Japan (continued)
Sharp Corp. (a)(b)	403,000	$489,691
Shikoku Electric Power Co., Inc.	56,100	839,809
Shimadzu Corp.	71,000	963,623
Shimamura Co. Ltd.	6,100	640,434
Shimano, Inc.	21,900	2,988,482
Shimizu Corp.	163,000	1,371,733
Shin-Etsu Chemical Co. Ltd.	111,100	6,889,412
Shinsei Bank Ltd.	448,000	902,838
Shionogi & Co. Ltd.	82,800	3,208,766
Shiseido Co. Ltd.	98,800	2,240,912
The Shizuoka Bank Ltd.	165,000	1,722,388
Showa Shell Sekiyu KK	48,300	422,024
SMC Corp.	15,500	4,664,246
Softbank Corp.	262,900	15,485,594
Sompo Japan Nipponkoa Holdings, Inc.	96,975	3,550,859
Sony Corp. (a)	320,700	9,106,872
Sony Financial Holdings, Inc.	59,200	1,036,520
Stanley Electric Co. Ltd.	34,900	726,856
Sumitomo Chemical Co. Ltd.	416,000	2,499,495
Sumitomo Corp.	327,300	3,809,581
Sumitomo Dainippon Pharma Co. Ltd.	48,400	533,383
Sumitomo Electric Industries Ltd.	209,400	3,240,955
Sumitomo Heavy Industries Ltd.	155,000	902,774
Sumitomo Metal Mining Co. Ltd.	133,000	2,022,793
Sumitomo Mitsui Financial Group, Inc.	348,650	15,521,614
Sumitomo Mitsui Trust Holdings, Inc.	958,820	4,386,217
Sumitomo Realty & Development Co. Ltd.	104,000	3,644,878
Sumitomo Rubber Industries Ltd.	42,300	655,240
Suntory Beverage & Food Ltd.	38,400	1,528,741
Suruga Bank Ltd.	47,300	1,013,220
Suzuken Co. Ltd.	21,700	694,248
Suzuki Motor Corp.	98,700	3,331,071
Sysmex Corp.	39,800	2,370,387
T&D Holdings, Inc.	172,600	2,573,037
Taiheiyo Cement Corp.	301,000	880,239
Taisei Corp.	317,000	1,819,894
Taisho Pharmaceutical Holdings Co. Ltd.	9,500	641,745
Taiyo Nippon Sanso Corp.	40,900	494,961
Takashimaya Co. Ltd.	74,000	670,765
Takeda Pharmaceutical Co. Ltd.	216,500	10,450,163
TDK Corp.	36,300	2,779,580
Teijin Ltd.	254,000	985,636
Terumo Corp.	79,200	1,899,233
THK Co. Ltd.	33,000	712,147
Tobu Railway Co. Ltd.	325,000	1,396,030
Toho Co. Ltd.	29,100	723,576
Toho Gas Co. Ltd.	112,000	663,054
Tohoku Electric Power Co., Inc.	138,700	1,877,927
Tokio Marine Holdings, Inc.	196,200	8,159,777
The Tokyo Electric Power Co., Inc.	398,200	2,169,354
Tokyo Electron Ltd.	47,800	3,038,027
Tokyo Gas Co. Ltd.	636,000	3,376,318
Tokyo Tatemono Co. Ltd.	54,500	756,441
Tokyu Corp.	313,000	2,094,799
Tokyu Fudosan Holdings Corp.	141,500	1,090,555
TonenGeneral Sekiyu KK	70,000	651,138
Toppan Printing Co. Ltd.	148,000	1,237,272
Toray Industries, Inc.	402,700	3,403,897
Toshiba Corp.	1,168,000	4,005,419
Toto Ltd.	89,000	1,604,125
Toyo Seikan Kaisha Ltd.	43,000	689,866
Toyo Suisan Kaisha Ltd.	29,800	1,085,818
Toyoda Gosei Co. Ltd.	17,900	431,466
Toyota Industries Corp.	43,700	2,488,557
Toyota Motor Corp.	747,400	50,013,968
Toyota Tsusho Corp.	58,900	1,580,473
Trend Micro, Inc.	29,800	1,019,359

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	46

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Unicharm Corp.	100,800	$2,394,455
United Urban Investment Corp.	701	989,935
USS Co. Ltd.	60,000	1,082,106
West Japan Railway Co.	46,100	2,949,436
Yahoo! Japan Corp.	439,700	1,774,650
Yakult Honsha Co. Ltd.	24,500	1,451,125
Yamada Denki Co. Ltd.	231,900	927,665
Yamaguchi Financial Group, Inc.	55,000	684,875
Yamaha Corp.	42,300	852,539
Yamaha Motor Co. Ltd.	72,800	1,590,656
Yamato Holdings Co. Ltd.	93,200	1,802,081
Yamazaki Baking Co. Ltd.	30,000	499,531
Yaskawa Electric Corp.	63,300	809,636
Yokogawa Electric Corp.	58,700	756,009
The Yokohama Rubber Co. Ltd.	31,500	632,067

		825,149,902

Luxembourg — 0.1%
Altice SA (a)	25,369	3,494,317
RTL Group SA (a)	10,877	983,281

		4,477,598

Netherlands — 4.1%
Aegon NV	491,067	3,623,186
Akzo Nobel NV	67,998	4,964,469
ASML Holding NV	96,028	9,988,581
CNH Industrial NV	266,002	2,427,253
Delta Lloyd NV	61,661	1,012,237
Gemalto NV	23,828	2,127,815
Heineken Holding NV	27,301	1,913,512
Heineken NV	63,432	4,822,568
ING Groep NV CVA (a)	1,078,628	17,911,011
Koninklijke Ahold NV	247,089	4,638,514
Koninklijke Boskalis Westminster NV	22,091	1,084,395
Koninklijke DSM NV	50,004	2,903,241
Koninklijke KPN NV	861,095	3,301,298
Koninklijke Philips Electronics NV	256,792	6,553,962
Koninklijke Vopak NV	23,059	1,166,261
NN Group NV (a)	40,174	1,131,391
OCI NV (a)	29,547	837,409
QIAGEN NV (a)	62,014	1,524,100
Randstad Holding NV	34,592	2,250,813
Reed Elsevier NV	190,736	4,536,787
Royal Dutch Shell PLC, Class A	1,083,977	30,648,520
Royal Dutch Shell PLC, Class B	681,526	19,403,391
TNT Express NV	137,210	1,165,290
Unilever NV CVA	445,316	18,618,271
Wolters Kluwer NV	85,267	2,537,865

		151,092,140

New Zealand — 0.1%
Auckland International Airport Ltd.	260,005	870,207
Contact Energy Ltd.	102,592	348,303
Fletcher Building Ltd.	223,352	1,229,041
Meridian Energy Ltd.	390,387	571,419
Mighty River Power Ltd.	241,178	455,982
Ryman Healthcare Ltd.	138,281	742,158
Spark New Zealand Ltd.	466,008	882,047

		5,099,157

Norway — 0.6%
DnB NOR ASA	271,720	4,525,118
Gjensidige Forsikring ASA	51,954	836,552
Norsk Hydro ASA	413,546	1,735,623
Orkla ASA	225,464	1,769,014
Seadrill Ltd.	98,134	1,019,176
Statoil ASA	307,554	5,499,990
Subsea 7 SA	67,352	658,790

Common Stocks	Shares	Value
Norway (concluded)
Telenor ASA	208,366	$4,568,393
Yara International ASA	48,521	2,528,338

		23,140,994

Portugal — 0.2%
Banco Comercial Portugues SA (a)	11,308,691	988,503
EDP — Energias de Portugal SA	531,905	2,026,555
Galp Energia SGPS SA	113,713	1,338,546
Jeronimo Martins SGPS SA	69,401	894,852

		5,248,456

Singapore — 1.4%
Ascendas Real Estate Investment Trust	619,762	1,131,516
CapitaCommercial Trust	623,100	721,163
CapitaLand Ltd.	721,249	1,872,914
CapitaMall Trust	721,400	1,150,693
City Developments Ltd.	118,135	857,251
ComfortDelGro Corp. Ltd.	634,516	1,473,567
DBS Group Holdings Ltd.	476,007	7,303,681
Genting Singapore PLC	1,738,327	1,154,149
Global Logistic Properties Ltd.	968,000	1,817,195
Golden Agri-Resources Ltd.	2,240,451	682,198
Hutchison Port Holdings Trust	1,602,400	1,009,268
Jardine Cycle & Carriage Ltd.	30,021	737,028
Keppel Corp. Ltd.	393,777	2,400,119
Noble Group Ltd.	1,259,840	709,777
Oversea-Chinese Banking Corp. Ltd.	802,698	6,061,943
SembCorp Industries Ltd.	255,090	736,246
SembCorp Marine Ltd. (b)	220,197	463,917
Singapore Airlines Ltd.	167,209	1,331,321
Singapore Exchange Ltd.	215,400	1,251,290
Singapore Press Holdings Ltd.	99,985	302,725
Singapore Technologies Engineering Ltd.	425,813	1,042,565
Singapore Telecommunications Ltd.	2,238,632	6,986,136
StarHub Ltd.	174,257	510,830
Suntec Real Estate Investment Trust	802,800	1,028,275
United Overseas Bank Ltd.	346,147	5,922,218
UOL Group Ltd.	148,899	764,265
Wilmar International Ltd.	558,570	1,359,495
Yangzijiang Shipbuilding Holdings Ltd.	582,383	611,686

		51,393,431

Spain — 3.4%
Abertis Infraestructuras SA	135,120	2,218,956
ACS Actividades de Construccion y Servicios SA	56,450	1,820,848
Aena SA	19,000	1,982,030
Amadeus IT Holding SA, Class A	126,785	5,061,283
Banco Bilbao Vizcaya Argentaria SA	1,750,753	17,251,835
Banco de Sabadell SA	1,372,293	3,323,945
Banco de Sabadell SA, International Shares	23,160	55,900
Banco Popular Espanol SA	485,586	2,362,675
Banco Santander SA	4,000,295	28,138,122
Bankia SA (a)	1,289,149	1,641,250
Bankinter SA	198,958	1,475,653
CaixaBank SA	757,315	3,524,012
Distribuidora Internacional de Alimentacion SA	185,863	1,424,375
Enagas SA	13,781	375,152
Endesa SA	76,846	1,471,727
Ferrovial SA	132,758	2,884,355
Gas Natural SDG SA	108,425	2,462,033
Grifols SA	39,780	1,606,389
Iberdrola SA	1,477,635	9,976,314
Inditex SA	303,283	9,892,272
International Consolidated Airlines Group SA (a)	231,541	1,806,369
Mapfre SA	352,463	1,218,148
Red Electrica Corp. SA	7,322	587,955
Repsol SA	289,152	5,096,484
Telefonica SA	1,244,812	17,732,832

See Notes to Financial Statements.

47	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Spain (concluded)
Zardoya Otis SA	47,968	$523,528

		125,914,442

Sweden — 2.9%
Alfa Laval AB	91,556	1,611,474
Assa Abloy AB	277,254	5,219,527
Atlas Copco AB, A Shares	187,619	5,249,262
Atlas Copco AB, B Shares	102,155	2,544,745
Boliden AB	75,335	1,373,410
Electrolux AB, Class B	64,756	2,029,009
Elekta AB, B Shares (b)	131,745	826,401
Getinge AB, Class B	56,831	1,368,264
Hennes & Mauritz AB, Class B	267,285	10,287,454
Hexagon AB, Class B	75,968	2,751,601
Husqvarna AB, Class B	119,187	897,793
ICA Gruppen AB	20,946	743,104
Industrivarden AB, Class C	42,032	792,115
Investment AB Kinnevik, Class B	64,063	2,026,303
Investor AB, Class B	128,093	4,776,036
Lundin Petroleum AB (a)	65,556	1,124,714
Millicom International Cellular SA	17,970	1,325,645
Nordea Bank AB	824,045	10,277,283
Sandvik AB	290,899	3,215,973
Securitas AB, Class B	88,325	1,166,501
Skandinaviska Enskilda Banken AB, Class A	419,034	5,360,005
Skanska AB, Class B	101,940	2,065,717
SKF AB, Class B	111,448	2,543,021
Svenska Cellulosa AB, Class B	169,854	4,319,078
Svenska Handelsbanken AB, Class A	426,556	6,226,971
Swedbank AB, Class A	249,122	5,808,132
Swedish Match AB	55,921	1,589,869
Tele2 AB, Class B	81,638	950,704
Telefonaktiebolaget LM Ericsson, Class B	859,209	8,948,776
TeliaSonera AB	696,716	4,106,259
Volvo AB, Class B	423,306	5,256,412

		106,781,558

Switzerland — 9.5%
ABB Ltd., Registered Shares (a)	601,224	12,600,643
Actelion Ltd., Registered Shares (a)	29,680	4,346,678
Adecco SA, Registered Shares (a)	49,318	4,002,522
Aryzta AG (a)	24,274	1,194,361
Baloise Holding AG, Registered Shares	13,568	1,654,357
Barry Callebaut AG, Registered Shares (a)	771	878,245
Cie Financiere Richemont SA, Registered Shares	142,667	11,595,660
Coca-Cola HBC AG (a)	55,055	1,181,543
Credit Suisse Group AG, Registered Shares (a)	418,410	11,542,873
Dufry AG (a)	8,732	1,216,737
EMS-Chemie Holding AG, Registered Shares	2,064	872,028
Geberit AG, Registered Shares	10,283	3,428,295
Givaudan SA, Registered Shares (a)	2,495	4,319,608
Glencore PLC (a)	3,038,021	12,183,074
Holcim Ltd., Registered Shares (a)	65,794	4,854,646
Julius Baer Group Ltd. (a)	61,670	3,460,548
Kuehne & Nagel International AG, Registered Shares	15,101	2,005,157
Lindt & Spruengli AG	281	1,486,314
Lindt & Spruengli AG, Registered Shares	28	1,752,533
Lonza Group AG, Registered Shares (a)	14,520	1,940,817
Nestle SA, Registered Shares	894,857	64,564,471
Novartis AG, Registered Shares	638,358	62,789,182
Pargesa Holding SA, Bearer Shares	7,631	513,828
Partners Group Holding AG	4,823	1,441,535
Roche Holding AG	194,289	54,476,969
Schindler Holding AG, Participation Certificates	12,180	1,992,052
Schindler Holding AG, Registered Shares	5,413	884,018
SGS SA, Registered Shares	1,438	2,622,329

Common Stocks	Shares	Value
Switzerland (concluded)
Sika AG — Bearer Shares	603	$2,126,710
Sonova Holding AG, Registered Shares	14,900	2,014,848
STMicroelectronics NV	183,025	1,498,412
Sulzer AG, Registered Shares	6,863	705,940
The Swatch Group AG, Bearer Shares	8,369	3,261,215
The Swatch Group AG, Registered Shares	13,126	985,962
Swiss Life Holding AG, Registered Shares (a)	8,631	1,976,332
Swiss Prime Site AG, Registered Shares (a)	16,088	1,220,861
Swiss Re AG	95,726	8,473,926
Swisscom AG, Registered Shares	7,493	4,199,426
Syngenta AG, Registered Shares	25,393	10,360,901
Transocean Ltd.	98,143	1,591,077
UBS Group AG (a)	1,000,147	21,219,596
Zurich Insurance Group AG (a)	40,753	12,406,420

		347,842,649

United Kingdom — 17.7%
3i Group PLC	265,666	2,155,662
Aberdeen Asset Management PLC	258,157	1,637,499
Admiral Group PLC	57,580	1,254,685
Aggreko PLC	71,476	1,614,449
AMEC PLC	103,200	1,325,416
Anglo American PLC	383,539	5,540,770
Antofagasta PLC	101,747	1,101,293
ARM Holdings PLC	387,241	6,336,763
Ashtead Group PLC	137,201	2,364,629
Associated British Foods PLC	95,803	4,317,092
AstraZeneca PLC	352,379	22,302,151
Aviva PLC	1,093,704	8,471,150
Babcock International Group PLC	80,137	1,357,716
BAE Systems PLC	865,660	6,133,568
Barclays PLC	4,505,012	18,464,457
Barratt Developments PLC	293,807	2,833,864
BG Group PLC	955,575	15,914,910
BHP Billiton PLC	577,497	11,354,554
BP PLC	5,075,080	33,681,649
British American Tobacco PLC	508,043	27,354,305
British Land Co. PLC	255,889	3,187,378
BT Group PLC	2,341,646	16,581,996
Bunzl PLC	89,423	2,439,408
Burberry Group PLC	130,174	3,211,440
Capita PLC	192,637	3,743,056
Carnival PLC	54,523	2,787,745
Centrica PLC	1,375,475	5,707,505
Cobham PLC	316,308	1,306,353
Compass Group PLC	457,159	7,561,016
Croda International PLC	36,145	1,562,878
Diageo PLC	685,944	19,864,782
Direct Line Insurance Group PLC	372,020	1,962,873
Dixons Carphone PLC	271,648	1,931,661
easyJet PLC	44,947	1,092,595
Fiat Chrysler Automobiles NV	243,821	3,576,889
Fresnillo PLC	63,568	693,196
G4S PLC	421,410	1,776,887
GKN PLC	488,566	2,566,839
GlaxoSmithKline PLC	1,354,804	28,168,997
Hammerson PLC	202,712	1,959,070
Hargreaves Lansdown PLC	73,652	1,334,428
HSBC Holdings PLC	5,241,605	46,935,465
ICAP PLC	145,924	1,213,793
IMI PLC	75,968	1,342,923
Imperial Tobacco Group PLC	261,318	12,585,647
Inmarsat PLC	124,522	1,790,066
InterContinental Hotels Group PLC	69,707	2,810,359
Intertek Group PLC	44,920	1,727,173
Intu Properties PLC	229,167	1,107,027
Investec PLC	155,291	1,395,286

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	48

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (continued)
ITV PLC	1,033,069	$4,274,257
J. Sainsbury PLC	364,838	1,518,721
Johnson Matthey PLC	56,591	2,698,719
Kingfisher PLC	644,290	3,514,273
Land Securities Group PLC	212,961	4,026,894
Legal & General Group PLC	1,628,231	6,366,484
Lloyds Banking Group PLC (a)	15,586,835	20,920,616
London Stock Exchange Group PLC	96,147	3,576,730
Marks & Spencer Group PLC	452,256	3,815,200
Meggitt PLC	222,702	1,630,786
Melrose Industries PLC	321,549	1,249,775
Merlin Entertainments PLC (c)	222,998	1,495,615
Mondi PLC	100,295	2,159,277
National Grid PLC	1,048,533	13,495,486
Next PLC	40,835	4,779,404
Old Mutual PLC	1,353,895	4,285,554
Pearson PLC	220,430	4,173,721
Persimmon PLC (a)	90,811	2,817,497
Petrofac Ltd.	64,792	942,769
Prudential PLC	701,047	16,894,906
Randgold Resources Ltd.	28,368	1,902,819
Reckitt Benckiser Group PLC	176,121	15,187,662
Reed Elsevier PLC	323,830	5,262,457
Rexam PLC	196,009	1,699,994
Rio Tinto PLC	347,403	14,289,718
Rolls-Royce Holdings PLC (a)	505,655	6,906,862
Royal Bank of Scotland Group PLC (a)	737,730	4,079,285
Royal Mail PLC	171,624	1,387,496
RSA Insurance Group PLC	309,686	1,931,138
SABMiller PLC	264,350	13,706,652
The Sage Group PLC	290,467	2,338,121
Schroders PLC	36,209	1,806,712
Segro PLC	196,012	1,248,871
Severn Trent PLC	66,588	2,175,853
Sky PLC	287,065	4,675,610
Smith & Nephew PLC	258,535	4,373,708
Smiths Group PLC	105,487	1,869,825
Sports Direct International PLC (a)	78,087	880,422
SSE PLC	280,660	6,773,560
Standard Chartered PLC	675,391	10,815,980
Standard Life PLC	530,824	3,701,455
Tate & Lyle PLC	125,348	1,023,171
Taylor Wimpey PLC	963,284	2,809,202
Tesco PLC	2,218,493	7,391,528
Travis Perkins PLC	65,947	2,184,148
Tullow Oil PLC	235,864	1,260,522
Unilever PLC	350,260	15,039,860

Common Stocks	Shares	Value
United Kingdom (concluded)
United Utilities Group PLC	191,640	$2,684,180
Vodafone Group PLC	7,385,860	26,942,822
The Weir Group PLC	59,739	1,592,177
Whitbread PLC	52,581	4,084,977
William Hill PLC	243,637	1,543,298
WM Morrison Supermarkets PLC	605,897	1,720,005
Wolseley PLC	70,159	4,474,342
WPP PLC	362,052	8,126,682

		651,969,111

Total Common Stocks — 98.1%		3,612,629,891

Rights
Singapore — 0.0%
Jardine Cycle & Carriage, Ltd. (Expires 07/20/15) (a)	3,336	17,584

Spain — 0.0%
Abertis Infraestructuras SA (Expires 07/17/15) (a)	135,120	111,472
Repsol SA (Expires 07/03/15) (a)	289,152	149,898
Zardoya Otis SA (Expires 07/31/15) (a)	47,968	20,910

		282,280

Total Rights — 0.0%		299,864

Total Long-Term Investments (Cost — $3,367,954,960) — 98.1%		3,612,929,755

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)(e)	10,072,077	10,072,077

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (d)(e)(f)	$3,524	3,524,062

Total Short-Term Securities (Cost — $13,596,139) — 0.4%		13,596,139

Total Investments (Cost — $3,381,551,099) — 98.5%		3,626,525,894
Other Assets Less Liabilities — 1.5%		54,973,454

Net Assets — 100.0%		$3,681,499,348

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	During the six months ended June 30, 2015, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity		Shares/Beneficial Interest Held at June 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,872,785	6,199,292	[1]	10,072,077	$6,524
BlackRock Liquidity Series, LLC, Money Market Series	$4,107,347	$(583,285)[2]		$3,524,062	$138,285	[3]

[1]	Represents net shares purchased.
[2]	Represents net beneficial interest sold.
[3]

Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

See Notes to Financial Statements.

49	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master International Index Series

(e)	Represents the current yield as of report date.
(f)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
589	Euro Stoxx 50 Index	Eurex Mercantile	September 2015	USD	22,562,370	$120,725
205	FTSE 100 Index	Euronext Life	September 2015	USD	20,917,579	(475,893)
208	Nikkei 225 Index	Singapore Exchange	September 2015	USD	17,241,982	4,093
91	SPI 200 Index	Australian Securities Exchange	September 2015	USD	9,473,228	(174,350)

Total						$(525,425)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of June 30, 2015, the following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$1,971,650	$245,670,399	$9	$247,642,058
Austria	—	6,424,308	1	6,424,309
Belgium	—	47,140,191	—	47,140,191
Denmark	548,346	59,149,996	—	59,698,342
Finland	—	30,079,586	—	30,079,586
France	7,470,047	341,218,612	—	348,688,659
Germany	—	321,558,797	—	321,558,797
Hong Kong	7,565,672	110,923,724	—	118,489,396
Ireland	—	32,614,819	—	32,614,819
Israel	—	21,532,244	—	21,532,244
Italy	—	80,652,052	—	80,652,052
Japan	—	825,149,902	—	825,149,902
Luxembourg	3,494,317	983,281	—	4,477,598
Netherlands	1,012,237	150,079,903	—	151,092,140
New Zealand	1,375,704	3,723,453	—	5,099,157
Norway	—	23,140,994	—	23,140,994
Portugal	—	5,248,456	—	5,248,456
Singapore	—	51,393,431	—	51,393,431
Spain	—	125,914,442	—	125,914,442
Sweden	1,569,505	105,212,053	—	106,781,558
Switzerland	2,099,106	345,743,543	—	347,842,649
United Kingdom	9,759,604	642,209,507	—	651,969,111
Rights	170,807	129,057	—	299,864
Short-Term Securities	10,072,077	3,524,062	—	13,596,139

Total	$47,109,072	$3,579,416,812	$10	$3,626,525,894

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	50

Schedule of Investments (continued)	Master International Index Series

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$124,818	—	—	$124,818
Liabilities:
Equity contracts	$(650,243)	—	—	$(650,243)

Total	$(525,425)	—	—	$(525,425)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$3,548,560	—	—	$3,548,560
Foreign currency at value	72,427,156	—	—	72,427,156
Liabilities:
Collateral on securities loaned at value	—	$(3,524,062)	—	(3,524,062)

Total	$75,975,716	$(3,524,062)	—	$72,451,654

During the six months ended June 20, 2015, there were no transfers between levels.

See Notes to Financial Statements.

51	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.3%
Constant Contact, Inc. (a)	16,243	$467,149
Harte-Hanks, Inc.	25,932	154,555
Marchex, Inc., Class B	17,264	85,457
Marin Software, Inc. (a)	15,012	101,181
Marketo, Inc. (a)	17,459	489,899
MDC Partners, Inc., Class A	22,009	433,577
National CineMedia, Inc.	31,201	497,968
QuinStreet, Inc. (a)	18,339	118,287
Sizmek, Inc. (a)	10,376	73,670
TubeMogul, Inc. (a)	6,991	99,901
Viad Corp.	10,321	279,802

		2,801,446

Aerospace — 1.3%
AAR Corp.	17,910	570,792
Aerojet Rocketdyne Holdings, Inc. (a)	31,734	654,038
Aerovironment, Inc. (a)	9,884	257,775
Astronics Corp. (a)	9,666	685,223
Cubic Corp.	10,901	518,669
Curtiss-Wright Corp.	23,949	1,734,865
Ducommun, Inc. (a)	5,861	150,452
Esterline Technologies Corp. (a)	15,674	1,494,359
HEICO Corp.	9,690	564,927
HEICO Corp., Class A	20,106	1,020,782
Kaman Corp.	13,473	565,058
KLX, Inc. (a)	26,531	1,170,813
Kratos Defense & Security Solutions, Inc. (a)	23,388	147,344
Moog, Inc., Class A (a)	19,534	1,380,663
Teledyne Technologies, Inc. (a)	17,830	1,881,243

		12,797,003

Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	1,893	85,867
The Andersons, Inc.	14,327	558,753
Arcadia Biosciences, Inc. (a)	3,831	24,403
Cal-Maine Foods, Inc.	15,876	828,727
Calavo Growers, Inc.	7,424	385,528
Fresh Del Monte Produce, Inc.	16,787	648,985
Limoneira Co.	5,618	124,888
Sanderson Farms, Inc.	11,378	855,171
Seaboard Corp. (a)	133	478,667

		3,990,989

Air Transport — 0.5%
Air Transport Services Group, Inc. (a)	26,770	280,817
Allegiant Travel Co.	6,746	1,199,978
Atlas Air Worldwide Holdings, Inc. (a)	12,676	696,673
Bristow Group, Inc.	17,569	936,428
Era Group, Inc. (a)	10,104	206,930
Hawaiian Holdings, Inc. (a)	24,292	576,935
PHI, Inc. (a)	6,221	186,754
Republic Airways Holdings, Inc. (a)	26,639	244,546
SkyWest, Inc.	26,150	393,296
Virgin America, Inc. (a)	12,714	349,381

		5,071,738

Alternative Energy — 0.2%
Abengoa Yield PLC	24,544	768,718
Ameresco, Inc., Class A (a)	10,588	80,998
EnerNOC, Inc. (a)	13,586	131,784
Green Brick Partners, Inc. (a)	7,138	78,161
Green Plains Renewable Energy, Inc.	19,183	528,492
REX American Resources Corp. (a)	3,437	218,731
Solazyme, Inc. (a)(b)	41,674	130,857
Vivint Solar, Inc. (a)(b)	10,343	125,874

		2,063,615

Common Stocks	Shares	Value
Aluminum — 0.1%
Century Aluminum Co. (a)	25,123	$262,033
Kaiser Aluminum Corp.	8,551	710,417

		972,450

Asset Management & Custodian — 0.6%
Arlington Asset Investment Corp.	8,623	168,666
Ashford, Inc. (a)	510	44,508
Calamos Asset Management, Inc., Class A	8,959	109,748
CIFC Corp.	3,012	23,885
Cohen & Steers, Inc.	10,248	349,252
Cowen Group, Inc., Class A (a)	57,245	366,368
Diamond Hill Investment Group, Inc.	1,513	302,086
Fifth Street Asset Management, Inc.	2,870	29,504
Financial Engines, Inc.	26,173	1,111,829
GAMCO Investors, Inc., Class A	3,195	219,528
KCG Holdings, Inc., Class A (a)	22,497	277,388
Medley Management, Inc.	3,817	45,193
OM Asset Management PLC	12,461	221,681
Oppenheimer Holdings, Inc., Class A	5,178	136,078
Pzena Investment Management, Inc., Class A	6,495	71,770
RCS Capital Corp., Class A (a)	24,493	187,616
Resource America, Inc., Class A	8,345	70,181
Virtus Investment Partners, Inc.	3,465	458,246
Westwood Holdings Group, Inc.	3,828	228,034
WisdomTree Investments, Inc.	57,570	1,264,525
ZAIS Group Holdings, Inc. (a)	1,748	19,053

		5,705,139

Auto Parts — 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	38,556	806,206
Dana Holding Corp.	82,418	1,696,162
Dorman Products, Inc. (a)	13,382	637,786
Federal-Mogul Corp. (a)	15,138	171,816
Fenix Parts, Inc. (a)	6,805	68,186
Fox Factory Holding Corp. (a)	8,063	129,653
Gentherm, Inc. (a)	18,080	992,773
Meritor, Inc. (a)	49,483	649,217
Metaldyne Performance Group, Inc.	5,712	103,673
Remy International, Inc.	14,205	314,072
Standard Motor Products, Inc.	9,995	351,024
Stoneridge, Inc. (a)	14,046	164,479
Superior Industries International, Inc.	11,360	208,002
Tenneco, Inc. (a)	30,913	1,775,643
Tower International, Inc. (a)	10,796	281,236

		8,349,928

Auto Services — 0.1%
Cooper Tire & Rubber Co.	29,148	986,077

Back Office Support, HR & Consulting — 1.9%
6D Global Technologies, Inc. (a)	9,572	62,601
The Advisory Board Co. (a)	21,464	1,173,437
Angie’s List, Inc. (a)	22,416	138,082
Arrowhead Research Corp. (a)(b)	29,993	214,450
Barrett Business Services, Inc.	3,579	129,989
CBIZ, Inc. (a)	25,269	243,593
CDI Corp.	7,357	95,641
CEB, Inc.	16,975	1,477,843
Convergys Corp.	50,208	1,279,802
CRA International, Inc. (a)	4,807	133,971
DHI Group, Inc. (a)	22,366	198,834
ExlService Holdings, Inc. (a)	16,897	584,298
Forrester Research, Inc.	5,129	184,747
FTI Consulting, Inc. (a)	21,110	870,576
GP Strategies Corp. (a)	6,581	218,752
The Hackett Group, Inc.	12,423	166,841
Heidrick & Struggles International, Inc.	9,434	246,039
Huron Consulting Group, Inc. (a)	11,746	823,277

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	52

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (concluded)
ICF International, Inc. (a)	10,044	$350,134
Insperity, Inc.	9,793	498,464
Kelly Services, Inc., Class A	14,881	228,423
Kforce, Inc.	12,476	285,326
Korn/Ferry International	25,475	885,766
Liquidity Services, Inc. (a)	12,470	120,086
MAXIMUS, Inc.	33,379	2,194,002
Monster Worldwide, Inc. (a)	45,774	299,362
Navigant Consulting, Inc. (a)	24,598	365,772
NV5 Holdings, Inc. (a)	2,603	63,149
On Assignment, Inc. (a)	26,146	1,027,015
Patriot National, Inc. (a)	4,601	73,616
Paylocity Holding Corp. (a)	7,848	281,351
PFSweb, Inc. (a)	5,860	81,220
Resources Connection, Inc.	19,293	310,424
RPX Corp. (a)	27,640	467,116
ServiceSource International, Inc. (a)	29,988	164,034
Sykes Enterprises, Inc. (a)	19,864	481,702
TeleTech Holdings, Inc.	8,371	226,687
TriNet Group, Inc. (a)	20,816	527,686
TrueBlue, Inc. (a)	21,187	633,491
Volt Information Sciences, Inc. (a)	4,484	43,540
WageWorks, Inc. (a)	18,057	730,406

		18,581,545

Banks: Diversified — 7.9%
1st Source Corp.	7,379	251,771
Access National Corp.	3,359	65,299
Ambac Financial Group, Inc. (a)	17,555	292,115
American National Bankshares, Inc.	4,432	105,526
Ameris Bancorp	16,111	407,447
Ames National Corp.	4,424	111,042
Anchor BanCorp Wisconsin, Inc. (a)	3,801	144,362
Arrow Financial Corp.	5,405	146,097
Bancfirst Corp.	3,490	228,421
Banco Latinoamericano de Comercio Exterior SA	15,396	495,443
The Bancorp, Inc. (a)	17,098	158,669
BancorpSouth, Inc.	49,078	1,264,249
Bank of Marin Bancorp	3,037	154,492
Bank of the Ozarks, Inc.	39,443	1,804,517
Banner Corp.	10,658	510,838
Bar Harbor Bankshares	2,662	94,315
BBCN Bancorp, Inc.	40,315	596,259
BBX Capital Corp. (a)	1,551	25,188
Beneficial Bancorp, Inc. (a)	41,254	515,262
BNC Bancorp	11,965	231,283
Boston Private Financial Holdings, Inc.	41,703	559,237
Bridge Bancorp, Inc.	5,957	158,992
Bridge Capital Holdings (a)	4,971	148,136
Bryn Mawr Bank Corp.	8,448	254,792
Camden National Corp.	3,721	144,003
Capital City Bank Group, Inc.	5,174	79,007
Capitol Federal Financial, Inc.	71,197	857,212
Cardinal Financial Corp.	16,265	354,414
Cascade Bancorp (a)	14,544	75,338
Cathay General Bancorp	40,443	1,312,375
Centerstate Banks, Inc.	22,357	302,043
Central Pacific Financial Corp.	11,614	275,833
Century Bancorp, Inc., Class A	1,790	72,781
Charter Financial Corp.	8,275	102,693
Chemical Financial Corp.	16,921	559,408
Citizens & Northern Corp.	5,955	122,375
City Holding Co.	7,590	373,807
CNB Financial Corp.	7,463	137,319
CoBiz Financial, Inc.	18,716	244,618
Columbia Banking System, Inc.	29,223	950,916
Community Bank System, Inc.	20,621	778,855

Common Stocks	Shares	Value
Banks: Diversified (continued)
Community Trust Bancorp, Inc.	7,795	$271,812
CommunityOne Bancorp (a)	5,682	61,195
ConnectOne Bancorp, Inc.	14,364	309,257
CU Bancorp (a)	8,054	178,477
Customers Bancorp, Inc. (a)	13,822	371,674
CVB Financial Corp.	53,849	948,281
Eagle Bancorp, Inc. (a)	15,056	661,862
Enterprise Bancorp, Inc.	3,640	85,322
Enterprise Financial Services Corp.	10,274	233,939
EverBank Financial Corp.	48,366	950,392
Farmers Capital Bank Corp. (a)	3,646	103,656
Fidelity Southern Corp.	8,829	153,978
Financial Institutions, Inc.	7,316	181,729
First Bancorp, Inc.	4,908	95,412
First Bancorp, North Carolina	10,354	172,705
First BanCorp, Puerto Rico (a)	59,021	284,481
First Busey Corp.	35,704	234,575
First Business Financial Services, Inc.	2,135	100,089
First Citizens BancShares, Inc., Class A	3,915	1,029,802
First Commonwealth Financial Corp.	45,826	439,471
First Community Bancshares, Inc.	8,380	152,684
First Connecticut Bancorp, Inc.	8,288	131,531
First Financial Bancorp	30,536	547,816
First Financial Bankshares, Inc.	32,349	1,120,569
First Financial Corp.	5,544	198,253
First Interstate Bancsystem, Inc.	9,693	268,884
First Merchants Corp.	19,014	469,646
First Midwest Bancorp, Inc.	39,698	753,071
First NBC Bank Holding Co. (a)	7,758	279,288
The First of Long Island Corp.	6,443	178,600
FirstMerit Corp.	84,101	1,751,824
Flagstar Bancorp, Inc. (a)	10,661	197,015
FNB Corp.	89,022	1,274,795
Franklin Financial Network, Inc. (a)	2,739	62,833
Fulton Financial Corp.	87,759	1,146,133
German American Bancorp, Inc.	6,735	198,346
Glacier Bancorp, Inc.	38,201	1,123,873
Great Western Bancorp, Inc.	20,691	498,860
Guaranty Bancorp	7,702	127,160
Hampton Roads Bankshares, Inc. (a)	19,070	39,666
Hancock Holding Co.	39,321	1,254,733
Hanmi Financial Corp.	16,076	399,328
Heartland Financial USA, Inc.	8,969	333,826
Heritage Commerce Corp.	11,043	106,123
Heritage Oaks Bancorp	12,105	95,266
Home BancShares, Inc.	28,746	1,050,954
Horizon Bancorp	4,687	116,988
Hudson Valley Holding Corp.	7,806	220,207
Iberiabank Corp.	19,167	1,307,764
Independent Bank Corp./MA	13,126	615,478
Independent Bank Corp./MI	8,253	111,911
Independent Bank Group, Inc.	4,906	210,467
International Bancshares Corp.	27,499	738,898
Janus Capital Group, Inc.	74,557	1,276,416
Lakeland Bancorp, Inc.	19,759	234,935
Lakeland Financial Corp.	8,306	360,231
MainSource Financial Group, Inc.	10,723	235,370
MB Financial, Inc.	37,834	1,303,003
Mercantile Bank Corp.	8,585	183,805
Merchants Bancshares, Inc.	2,406	79,566
Metro Bancorp, Inc.	6,190	161,807
National Bank Holdings Corp., Class A	18,688	389,271
National Bankshares, Inc.	3,352	98,080
National Commerce Corp. (a)	2,876	74,201
National Penn Bancshares, Inc.	70,809	798,726
NBT Bancorp, Inc.	22,034	576,630
NewBridge Bancorp	17,592	157,097

See Notes to Financial Statements.

53	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (concluded)
OFG Bancorp	22,898	$244,322
Old National Bancorp	59,492	860,254
Old Second Bancorp, Inc. (a)	10,762	71,029
Opus Bank	5,121	185,278
Pacific Continental Corp.	10,119	136,910
Pacific Premier Bancorp, Inc. (a)	11,130	188,765
Palmetto Bancshares, Inc.	2,178	43,059
Park National Corp.	6,425	561,352
Park Sterling Corp.	24,207	174,290
Peapack Gladstone Financial Corp.	7,935	176,316
Penns Woods Bancorp, Inc.	2,435	107,359
Peoples Bancorp, Inc.	8,958	209,080
Peoples Financial Services Corp.	3,833	151,825
Pinnacle Financial Partners, Inc.	18,201	989,588
Preferred Bank	5,956	178,978
PrivateBancorp, Inc.	39,743	1,582,566
Prosperity Bancshares, Inc.	35,416	2,044,920
Provident Financial Services, Inc.	33,046	627,544
QCR Holdings, Inc.	5,735	124,794
Renasant Corp.	15,829	516,025
Republic Bancorp, Inc., Class A	5,165	132,741
S&T Bancorp, Inc.	17,201	508,978
Sandy Spring Bancorp, Inc.	12,485	349,330
Seacoast Banking Corp. of Florida (a)	11,339	179,156
ServisFirst Bancshares, Inc.	10,811	406,169
Sierra Bancorp	6,314	109,295
Simmons First National Corp., Class A	14,732	687,690
South State Corp.	12,258	931,485
Southside Bancshares, Inc.	12,781	373,589
Southwest Bancorp, Inc.	9,836	183,048
Square 1 Financial, Inc. (a)	8,513	232,831
State Bank Financial Corp.	18,161	394,094
Stock Yards Bancorp, Inc.	7,464	282,065
Stonegate Bank	5,294	157,073
Suffolk Bancorp	5,953	152,754
Susquehanna Bancshares, Inc.	93,061	1,314,021
Talmer Bancorp, Inc., Class A	27,312	457,476
Texas Capital Bancshares, Inc. (a)	23,156	1,441,229
Tompkins Financial Corp.	7,514	403,652
TowneBank	22,780	371,086
Trico Bancshares	11,549	277,753
Tristate Capital Holdings, Inc. (a)	11,077	143,226
Triumph Bancorp, Inc. (a)	7,395	97,244
TrustCo Bank Corp. NY	47,795	335,999
Trustmark Corp.	34,091	851,593
UMB Financial Corp.	19,827	1,130,536
Umpqua Holdings Corp.	111,132	1,999,265
Union Bankshares Corp.	22,661	526,642
United Bankshares, Inc.	34,996	1,407,889
United Community Banks, Inc.	24,997	521,687
United Community Financial Corp.	25,932	138,736
Univest Corp. of Pennsylvania	9,221	187,740
Valley National Bancorp	118,133	1,217,951
Washington Trust Bancorp, Inc.	7,363	290,691
Webster Financial Corp.	46,152	1,825,312
WesBanco, Inc.	18,937	644,237
West BanCorp., Inc.	8,410	166,854
Westamerica BanCorp	12,796	648,117
Western Alliance Bancorp (a)	39,575	1,336,052
Wilshire Bancorp, Inc.	36,162	456,726
Wintrust Financial Corp.	24,014	1,281,867
Yadkin Financial Corp. (a)	12,433	260,471

		79,335,390

Banks: Savings, Thrift & Mortgage Lending — 1.4%
Apollo Residential Mortgage, Inc.	16,286	239,241
Astoria Financial Corp.	45,663	629,693

Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (concluded)
Banc of California, Inc.	18,343	$252,216
Bank Mutual Corp.	24,291	186,312
BankFinancial Corp.	9,713	114,419
Bear State Financial, Inc. (a)	5,997	56,012
Berkshire Hills Bancorp, Inc.	14,985	426,773
BofI Holding, Inc. (a)	7,815	826,124
Brookline Bancorp, Inc.	35,931	405,661
BSB Bancorp, Inc. (a)	3,755	83,023
Clifton Bancorp, Inc.	13,165	184,178
Dime Community Bancshares, Inc.	15,835	268,245
First Defiance Financial Corp.	4,712	176,841
Flushing Financial Corp.	15,112	317,503
Fox Chase Bancorp, Inc.	5,656	95,700
Great Southern Bancorp, Inc.	5,422	228,483
Heritage Financial Corp.	15,615	279,040
Heritage Financial Group, Inc.	4,554	137,440
Hingham Institution for Savings	589	67,800
HomeStreet, Inc. (a)	11,276	257,318
Investors Bancorp, Inc.	176,125	2,166,337
Kearny Financial Corp. (a)	46,708	521,261
Ladder Capital Corp., Class A	19,552	339,227
LegacyTexas Financial Group, Inc.	23,845	720,119
Meridian Bancorp, Inc. (a)	27,343	366,670
Northfield Bancorp, Inc.	23,682	356,414
Northwest Bancshares, Inc.	47,663	611,040
OceanFirst Financial Corp.	6,798	126,783
Ocwen Financial Corp. (a)	54,124	552,065
Oritani Financial Corp.	22,181	356,005
Sterling Bancorp	46,375	681,713
Territorial Bancorp, Inc.	4,134	100,291
United Financial Bancorp, Inc.	25,253	339,653
Washington Federal, Inc.	47,930	1,119,165
Waterstone Financial, Inc.	15,622	206,210
WSFS Financial Corp.	14,241	389,491

		14,184,466

Beverage: Brewers & Distillers — 0.1%
The Boston Beer Co., Inc., Class A (a)	4,579	1,062,282
Castle Brands, Inc. (a)	30,835	42,861
Craft Brew Alliance, Inc. (a)	5,710	63,152

		1,168,295

Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	2,340	353,504
Farmer Bros Co. (a)	3,848	90,428
National Beverage Corp. (a)	5,703	128,260

		572,192

Biotechnology — 5.6%
Acceleron Pharma, Inc. (a)	10,932	345,888
Acorda Therapeutics, Inc. (a)	21,606	720,128
Aduro Biotech, Inc. (a)	4,226	128,175
Advaxis, Inc. (a)	15,296	310,968
Aegerion Pharmaceuticals, Inc. (a)	12,744	241,754
Affimed NV (a)	7,693	103,625
Agenus, Inc. (a)	38,485	332,126
Akebia Therapeutics, Inc. (a)	11,821	121,638
Albany Molecular Research, Inc. (a)	12,364	250,000
Alder Biopharmaceuticals, Inc. (a)	10,398	550,782
Alimera Sciences, Inc. (a)	15,058	69,417
AMAG Pharmaceuticals, Inc. (a)	8,505	587,355
Amicus Therapeutics, Inc. (a)	48,563	687,166
ANI Pharmaceuticals, Inc. (a)	3,985	247,269
Anthera Pharmaceuticals, Inc. (a)	18,083	155,875
Applied Genetic Technologies Corp. (a)	4,257	65,302
Ardelyx, Inc. (a)	6,055	96,698
Arena Pharmaceuticals, Inc. (a)	122,028	566,210

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	54

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (continued)
Ariad Pharmaceuticals, Inc. (a)	84,530	$699,063
Array BioPharma, Inc. (a)	71,338	514,347
Assembly Biosciences, Inc. (a)	7,055	135,879
Asterias Biotherapeutics, Inc. (a)	5,229	24,053
Atara Biotherapeutics, Inc. (a)	7,284	384,304
aTyr Pharma, Inc. (a)	3,061	56,690
Avalanche Biotechnologies, Inc. (a)	9,857	160,078
Bellicum Pharmaceuticals, Inc. (a)	4,289	91,227
BioCryst Pharmaceuticals, Inc. (a)	36,565	545,915
BioDelivery Sciences International, Inc. (a)	23,530	187,299
BioTelemetry, Inc. (a)	14,600	137,678
Biotime, Inc. (a)(b)	27,703	100,562
Blueprint Medicines Corp. (a)	4,719	125,006
Calithera Biosciences, Inc. (a)(b)	5,615	40,091
Carbylan Therapeutics, Inc. (a)	6,127	43,808
Catalyst Pharmaceutical Partners, Inc. (a)	37,692	155,668
Celldex Therapeutics, Inc. (a)	49,729	1,254,165
Cellular Biomedicine Group, Inc. (a)	4,974	186,575
Cepheid, Inc. (a)	36,294	2,219,378
ChemoCentryx, Inc. (a)	14,743	121,335
Cidara Therapeutics, Inc. (a)	2,410	33,788
Clovis Oncology, Inc. (a)	12,566	1,104,300
Coherus Biosciences, Inc. (a)	11,834	342,003
Collegium Pharmaceutical, Inc. (a)	3,371	60,139
Corium International, Inc. (a)	4,199	57,484
CTI BioPharma Corp. (a)	81,214	158,367
Curis, Inc. (a)	55,689	184,331
Cytokinetics, Inc. (a)	18,010	121,027
CytRx Corp. (a)(b)	28,762	106,995
Dermira, Inc. (a)	6,254	109,758
Dyax Corp. (a)	73,492	1,947,538
Dynavax Technologies Corp. (a)	14,804	346,784
Emergent Biosolutions, Inc. (a)	15,201	500,873
Epizyme, Inc. (a)	14,577	349,848
Exact Sciences Corp. (a)	44,825	1,333,095
Exelixis, Inc. (a)(b)	99,069	372,499
Fibrocell Science, Inc. (a)	12,133	63,941
FibroGen, Inc. (a)	24,102	566,397
Five Prime Therapeutics, Inc. (a)	10,782	267,825
Flex Pharma, Inc. (a)	2,873	49,416
Foundation Medicine, Inc. (a)(b)	6,057	204,969
Galena Biopharma, Inc. (a)	83,479	141,914
GenMark Diagnostics, Inc. (a)	21,045	190,668
Genocea Biosciences, Inc. (a)	9,171	125,918
Genomic Health, Inc. (a)	8,829	245,358
Geron Corp. (a)	80,021	342,490
Halozyme Therapeutics, Inc. (a)	53,551	1,209,182
Harvard Bioscience, Inc. (a)	15,343	87,455
Heron Therapeutics, Inc. (a)	12,437	387,537
Idera Pharmaceuticals, Inc. (a)(b)	44,732	165,956
IGI Laboratories, Inc. (a)(b)	21,049	132,609
Ignyta, Inc. (a)	9,170	138,375
Immunogen, Inc. (a)	43,486	625,329
Immunomedics, Inc. (a)	48,339	196,256
INC Research Holdings, Inc., Class A (a)	6,559	263,147
Inovio Pharmaceuticals, Inc. (a)	36,330	296,453
Insmed, Inc. (a)	30,919	755,042
Insys Therapeutics, Inc. (a)	11,931	428,562
Invitae Corp. (a)	3,830	56,990
Karyopharm Therapeutics, Inc. (a)	11,561	314,575
Keryx Biopharmaceuticals, Inc. (a)(b)	52,236	521,315
Lexicon Pharmaceuticals, Inc. (a)	20,432	164,478
Ligand Pharmaceuticals, Inc., Class B (a)	8,875	895,488
Lion Biotechnologies, Inc. (a)	22,559	206,866
Loxo Oncology, Inc. (a)	3,845	69,325
MacroGenics, Inc. (a)	14,185	538,604
MannKind Corp. (a)(b)	124,370	707,665

Common Stocks	Shares	Value
Biotechnology (concluded)
Medgenics, Inc. (a)	8,070	$49,469
Merrimack Pharmaceuticals, Inc. (a)	55,465	685,825
Mirati Therapeutics, Inc. (a)	4,977	156,626
Momenta Pharmaceuticals, Inc. (a)	30,789	702,297
Myriad Genetics, Inc. (a)	34,825	1,183,702
Nektar Therapeutics (a)	66,359	830,151
Neurocrine Biosciences, Inc. (a)	43,110	2,058,934
NewLink Genetics Corp. (a)	10,476	463,773
Northwest Biotherapeutics, Inc. (a)(b)	23,095	229,333
Novavax, Inc. (a)	135,247	1,506,652
Ocata Therapeutics, Inc. (a)	17,444	91,930
Omeros Corp. (a)	19,102	343,645
OncoMed Pharmaceuticals, Inc. (a)	8,532	191,970
Oncothyreon, Inc. (a)	51,318	191,929
Ophthotech Corp. (a)	11,907	619,878
Orexigen Therapeutics, Inc. (a)	51,972	257,261
Organovo Holdings, Inc. (a)(b)	40,878	154,110
Osiris Therapeutics, Inc. (a)	9,712	188,996
Pacific Biosciences of California, Inc. (a)	30,573	176,100
PDL BioPharma, Inc.	83,638	537,792
Peregrine Pharmaceuticals, Inc. (a)	92,875	121,666
Pfenex, Inc. (a)	8,184	158,770
PRA Health Sciences, Inc. (a)	10,183	369,948
Progenics Pharmaceuticals, Inc. (a)	35,226	262,786
Proteon Therapeutics, Inc. (a)	3,720	66,439
Prothena Corp. PLC (a)	15,793	831,817
PTC Therapeutics, Inc. (a)	17,067	821,435
RadNet, Inc. (a)	16,937	113,309
Raptor Pharmaceutical Corp. (a)	40,578	640,727
Regulus Therapeutics, Inc. (a)	14,277	156,476
Repligen Corp. (a)	16,578	684,174
Retrophin, Inc. (a)	17,653	585,197
Rigel Pharmaceuticals, Inc. (a)	43,340	139,121
Rockwell Medical, Inc. (a)(b)	25,024	403,387
RTI Surgical, Inc. (a)	29,054	187,689
Sage Therapeutics, Inc. (a)	6,950	507,350
Sangamo Biosciences, Inc. (a)	35,027	388,449
Sarepta Therapeutics, Inc. (a)	20,924	636,717
Sequenom, Inc. (a)	58,892	179,032
Sorrento Therapeutics, Inc. (a)	14,306	252,072
Spark Therapeutics, Inc. (a)	4,077	245,721
Stemline Therapeutics, Inc. (a)	7,911	93,112
Sucampo Pharmaceuticals, Inc., Class A (a)	12,631	207,527
Synergy Pharmaceuticals, Inc. (a)(b)	50,398	418,303
Synta Pharmaceuticals Corp. (a)	45,785	102,101
TESARO, Inc. (a)	11,738	690,077
Theravance, Inc. (b)	42,929	775,727
Threshold Pharmaceuticals, Inc. (a)	30,993	125,212
Tobira Therapeutics, Inc. (a)	1,239	21,373
Tokai Pharmaceuticals, Inc. (a)(b)	4,736	62,989
Trevena, Inc. (a)	11,999	75,114
Trovagene, Inc. (a)	12,287	124,713
Vanda Pharmaceuticals, Inc. (a)	21,023	266,782
Veracyte, Inc. (a)	6,683	74,449
Verastem, Inc. (a)	16,460	124,108
Versartis, Inc. (a)	11,235	170,997
Vitae Pharmaceuticals, Inc. (a)	6,631	95,486
Vital Therapies, Inc. (a)(b)	8,337	175,911
West Pharmaceutical Services, Inc.	36,447	2,116,842
Wright Medical Group, Inc. (a)	26,057	684,257
XBiotech, Inc. (a)	2,031	36,720
Xencor Inc. (a)	14,310	314,391
XOMA Corp. (a)	46,399	180,028
ZIOPHARM Oncology, Inc. (a)(b)	57,860	694,320

		56,255,625

See Notes to Financial Statements.

55	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Building Materials — 0.7%
Builders FirstSource, Inc. (a)	23,473	$301,393
Continental Building Products, Inc. (a)	16,053	340,163
Gibraltar Industries, Inc. (a)	15,603	317,833
Griffon Corp.	17,457	277,916
Headwaters, Inc. (a)	37,365	680,790
Louisiana-Pacific Corp. (a)	72,289	1,231,082
LSI Industries, Inc.	11,362	106,121
Masonite International Corp. (a)	15,234	1,068,056
NCI Building Systems, Inc. (a)	13,799	207,951
Patrick Industries, Inc. (a)	6,582	250,445
PGT, Inc. (a)	24,431	354,494
Quanex Building Products Corp.	17,246	369,582
Simpson Manufacturing Co., Inc.	21,165	719,610
Stock Building Supply Holdings, Inc. (a)	7,378	144,240
Summit Materials, Inc., Class A (a)	12,918	329,409
Trex Co., Inc. (a)	16,301	805,758

		7,504,843

Building: Climate Control — 0.1%
AAON, Inc.	20,582	463,507
Comfort Systems USA, Inc.	18,935	434,558
Nortek, Inc. (a)	4,818	400,520

		1,298,585

Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	25,113	834,254

Casinos & Gambling — 0.3%
Boyd Gaming Corp. (a)	41,582	621,651
Caesars Acquisition Co., Class A (a)	24,430	168,078
Caesars Entertainment Corp. (a)(b)	28,153	172,296
Eldorado Resorts, Inc. (a)	14,774	115,533
Empire Resorts, Inc. (a)(b)	7,240	36,852
Isle of Capri Casinos, Inc. (a)	11,825	214,624
Monarch Casino & Resort, Inc. (a)	5,650	116,164
Penn National Gaming, Inc. (a)	41,155	755,194
Pinnacle Entertainment, Inc. (a)	23,194	864,672
Scientific Games Corp., Class A (a)(b)	25,420	395,027

		3,460,091

Cement — 0.0%
US Concrete, Inc. (a)	7,512	284,630

Chemicals: Diversified — 1.0%
Aceto Corp.	14,758	363,490
American Vanguard Corp.	14,810	204,378
Axiall Corp.	35,489	1,279,378
Chemtura Corp. (a)	34,058	964,182
Hawkins, Inc.	5,287	213,542
Innophos Holdings, Inc.	10,456	550,404
KMG Chemicals, Inc.	5,021	127,734
Landec Corp. (a)	13,567	195,772
LSB Industries, Inc. (a)	9,964	406,930
Olin Corp.	39,211	1,056,736
OM Group, Inc.	15,230	511,728
OMNOVA Solutions, Inc. (a)	23,430	175,491
PolyOne Corp.	44,983	1,761,984
Rayonier Advanced Materials, Inc.	20,489	333,151
Sensient Technologies Corp.	23,548	1,609,270
Tronox Ltd., Class A	32,012	468,336

		10,222,506

Chemicals: Specialty — 0.5%
Balchem Corp.	15,670	873,133
Calgon Carbon Corp.	26,476	513,105
FutureFuel Corp.	11,997	154,401
Innospec, Inc.	12,156	547,506
Kraton Performance Polymers, Inc. (a)	15,897	379,620
Polypore International, Inc. (a)	22,712	1,359,995

Common Stocks	Shares	Value
Chemicals: Specialty (concluded)
Quaker Chemical Corp.	6,710	$596,116
Stepan Co.	9,746	527,356
Valhi, Inc.	8,132	46,027

		4,997,259

Coal — 0.1%
Cloud Peak Energy, Inc. (a)	31,288	145,802
Hallador Energy Co.	4,864	40,566
Peabody Energy Corp.	139,672	305,882
Westmoreland Coal Co. (a)	8,907	185,087

		677,337

Commercial Banks — 0.1%
Blue Hills Bancorp, Inc. (a)	14,285	199,990
C1 Financial, Inc. (a)(b)	2,832	54,884
Green Bancorp, Inc. (a)	4,969	76,324
HomeTrust Bancshares, Inc. (a)	10,600	177,656
Sun Bancorp, Inc. (a)	4,107	79,060

		587,914

Commercial Finance & Mortgage Companies — 0.2%
Capital Bank Financial Corp., Class A (a)	11,463	333,229
Federal Agricultural Mortgage Corp., Class C	5,486	159,423
Impac Mortgage Holdings, Inc. (a)	4,418	84,561
Meta Financial Group, Inc.	3,366	144,469
Nationstar Mortgage Holdings, Inc. (a)	19,934	334,891
NewStar Financial, Inc. (a)	12,319	135,509
On Deck Capital, Inc. (a)(b)	5,542	64,176
PennyMac Financial Services, Inc. (a)(c)	5,912	107,125
RE/MAX Holdings, Inc., Class A	5,997	212,954
Stonegate Mortgage Corp. (a)	7,665	77,187
Walker & Dunlop, Inc. (a)	13,372	357,567

		2,011,091

Commercial Services & Supplies — 0.1%
ARC Document Solutions, Inc. (a)	21,370	162,626
Civeo Corp.	53,588	164,515
Collectors Universe, Inc.	3,723	74,237
Hill International, Inc. (a)	19,052	100,213
LifeLock, Inc. (a)	47,489	778,819
National Research Corp.	5,122	72,784
National Research Corp., Class B	262	8,853
Weight Watchers International, Inc. (a)(b)	13,867	67,255

		1,429,302

Commercial Services: Rental & Leasing — 0.4%
Aircastle Ltd.	31,570	715,692
CAI International, Inc. (a)	8,986	185,022
Electro Rent Corp.	8,402	91,246
H&E Equipment Services, Inc.	15,764	314,807
Marlin Business Services Corp.	4,328	73,057
McGrath RentCorp	13,078	397,963
Mobile Mini, Inc.	23,083	970,409
Neff Corp., Class A (a)	6,007	60,611
PHH Corp. (a)	25,201	655,982
TAL International Group, Inc. (a)	16,849	532,428

		3,997,217

Commercial Vehicles & Parts — 0.3%
Accuride Corp. (a)	19,665	75,710
Blue Bird Corp. (a)	2,361	30,669
Commercial Vehicle Group, Inc. (a)	15,733	113,435
Cooper-Standard Holding, Inc. (a)	6,810	418,611
Miller Industries, Inc.	5,742	114,553
Modine Manufacturing Co. (a)	24,107	258,668
Motorcar Parts of America, Inc. (a)	9,037	271,923
Navistar International Corp. (a)	25,720	582,044
Rush Enterprises, Inc., Class A (a)	17,817	466,984

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	56

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Vehicles & Parts (concluded)
Strattec Security Corp.	1,873	$128,675
Wabash National Corp. (a)	34,478	432,354

		2,893,626

Communications Equipment — 0.1%
Aerohive Networks, Inc. (a)	11,398	79,558
Polycom, Inc. (a)	68,156	779,705
Ruckus Wireless, Inc. (a)	37,918	392,072

		1,251,335

Communications Technology — 1.5%
ADTRAN, Inc.	26,932	437,645
Alliance Fiber Optic Products, Inc.	7,453	138,253
Anixter International, Inc. (a)	14,391	937,574
Bel Fuse, Inc., Class B	5,357	109,926
Black Box Corp.	7,559	151,180
Calix, Inc. (a)	22,402	170,479
Ciena Corp. (a)	59,372	1,405,929
Comtech Telecommunications Corp.	8,225	238,936
Cyan, Inc. (a)	14,835	77,735
Datalink Corp. (a)	10,854	97,035
Digi International, Inc. (a)	12,505	119,423
DigitalGlobe, Inc. (a)	36,631	1,017,976
Extreme Networks, Inc. (a)	49,069	131,996
Finisar Corp. (a)	52,485	937,907
General Cable Corp.	24,701	487,351
Harmonic, Inc. (a)	44,739	305,567
Infinera Corp. (a)	65,477	1,373,707
Intelsat SA (a)(b)	14,297	141,826
InterDigital, Inc.	18,188	1,034,715
Ixia (a)	30,457	378,885
KVH Industries, Inc. (a)	8,279	111,353
Loral Space & Communications, Inc. (a)	6,516	411,290
NeoPhotonics Corp. (a)	14,220	129,829
NETGEAR, Inc. (a)	17,395	522,198
Novatel Wireless, Inc. (a)	18,913	61,467
Pacific DataVision, Inc. (a)	6,488	273,339
Plantronics, Inc.	19,743	1,111,728
QLogic Corp. (a)	44,114	625,978
RingCentral, Inc., Class A (a)	26,923	497,806
Seachange International, Inc. (a)	16,626	116,548
ShoreTel, Inc. (a)	32,477	220,194
Sonus Networks, Inc. (a)	25,009	173,062
TeleNav, Inc. (a)	14,084	113,376
ViaSat, Inc. (a)	21,529	1,297,338

		15,359,551

Computer Services Software & Systems — 5.8%
A10 Networks, Inc. (a)	16,730	107,741
ACI Worldwide, Inc. (a)	58,865	1,446,313
Acxiom Corp. (a)	39,553	695,342
American Software, Inc., Class A	12,436	118,142
Apigee Corp. (a)	2,319	23,028
Aspen Technology, Inc. (a)	43,083	1,962,431
AVG Technologies NV (a)	20,674	562,540
Avid Technology, Inc. (a)	16,190	215,975
Bankrate, Inc. (a)	33,792	354,478
Barracuda Networks, Inc. (a)	4,044	160,223
Bazaarvoice, Inc. (a)	30,563	180,016
Benefitfocus, Inc. (a)	3,981	174,567
Blackbaud, Inc.	23,656	1,347,209
Blucora, Inc. (a)	20,720	334,628
Bottomline Technologies, Inc. (a)	20,544	571,329
Box, Inc., Class A (a)(b)	6,425	119,762
Brightcove, Inc. (a)	16,147	110,768
BroadSoft, Inc. (a)	14,704	508,317
CACI International, Inc., Class A (a)	12,340	998,183

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Callidus Software, Inc. (a)	27,861	$434,074
CIBER, Inc. (a)	41,383	142,771
Code Rebel Corp. (a)	557	18,030
CommVault Systems, Inc. (a)	22,778	966,015
ComScore, Inc. (a)	17,368	925,020
Connecture, Inc. (a)	3,751	39,611
Cornerstone OnDemand, Inc. (a)	27,184	946,003
CSG Systems International, Inc.	16,704	528,849
Cvent, Inc. (a)	11,791	303,972
DealerTrack Holdings, Inc. (a)	27,634	1,735,139
Demandware, Inc. (a)	16,828	1,196,134
Digimarc Corp. (a)	3,864	174,421
Digital Turbine, Inc. (a)	23,391	70,641
Dot Hill Systems Corp. (a)	30,616	187,370
EarthLink Holdings Corp.	51,720	387,383
Ebix, Inc. (b)	13,604	443,626
Endurance International Group Holdings, Inc. (a)	29,587	611,267
Envestnet, Inc. (a)	17,920	724,506
EPAM Systems, Inc. (a)	24,663	1,756,745
EPIQ Systems, Inc.	16,366	276,258
ePlus, Inc. (a)	2,799	214,543
Guidance Software, Inc. (a)	9,996	84,666
Guidewire Software, Inc. (a)	35,386	1,872,981
Hortonworks, Inc. (a)(b)	3,736	94,596
HubSpot, Inc. (a)	9,469	469,473
iGATE Corp. (a)	18,342	874,730
Imperva, Inc. (a)	13,422	908,669
Infoblox, Inc. (a)	28,773	754,140
Interactive Intelligence Group, Inc. (a)	8,698	386,800
Internap Network Services Corp. (a)	28,530	263,902
IntraLinks Holdings, Inc. (a)	20,332	242,154
Jive Software, Inc. (a)	23,159	121,585
The KEYW Holding Corp. (a)(b)	16,813	156,697
Limelight Networks, Inc. (a)	31,045	122,317
Lionbridge Technologies, Inc. (a)	34,016	209,879
LivePerson, Inc. (a)	28,117	275,828
LogMeIn, Inc. (a)	12,424	801,224
Luxoft Holding, Inc. (a)	9,259	523,596
Manhattan Associates, Inc. (a)	37,220	2,220,173
Mantech International Corp., Class A	12,314	357,106
MaxPoint Interactive, Inc. (a)	3,335	26,947
Mentor Graphics Corp.	50,473	1,334,001
Mercury Systems, Inc. (a)	17,518	256,464
MicroStrategy, Inc., Class A (a)	4,680	795,974
Millennial Media, Inc. (a)	58,768	95,204
ModusLink Global Solutions, Inc. (a)	17,640	59,976
Monotype Imaging Holdings, Inc.	20,115	484,973
Netscout Systems, Inc. (a)	18,847	691,119
New Relic, Inc. (a)	2,916	102,614
NIC, Inc.	33,064	604,410
Nimble Storage, Inc. (a)	25,515	715,951
PDF Solutions, Inc. (a)	13,736	219,776
Pegasystems, Inc.	18,005	412,134
Perficient, Inc. (a)	17,834	343,126
Progress Software Corp. (a)	25,539	702,322
Proofpoint, Inc. (a)	19,932	1,269,070
PROS Holdings, Inc. (a)	12,074	254,882
Q2 Holdings, Inc. (a)	9,812	277,189
QAD, Inc., Class A	5,040	133,207
QLIK Technologies, Inc. (a)	46,069	1,610,572
RealNetworks, Inc. (a)	10,991	59,461
RealPage, Inc. (a)	26,615	507,548
Reis, Inc.	4,602	102,072
Rocket Fuel, Inc. (a)(b)	13,084	107,289
Rovi Corp. (a)	44,584	711,115
Sapiens International Corp. NV	11,800	122,484

See Notes to Financial Statements.

57	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
Science Applications International Corp.	23,316	$1,232,251
SciQuest, Inc. (a)	13,637	201,964
Shutterstock, Inc. (a)	9,882	579,480
SPS Commerce, Inc. (a)	8,377	551,207
Synchronoss Technologies, Inc. (a)	19,548	893,930
SYNNEX Corp.	14,516	1,062,426
Syntel, Inc. (a)	15,974	758,446
Tangoe, Inc. (a)(b)	20,114	253,034
TechTarget, Inc. (a)	10,003	89,327
TeleCommunication Systems, Inc., Class A (a)	24,534	81,208
Textura Corp. (a)	10,016	278,745
Travelzoo, Inc. (a)	3,425	38,634
Tyler Technologies, Inc. (a)	16,978	2,196,614
Unisys Corp. (a)	25,491	509,565
United Online, Inc. (a)	7,350	115,175
Varonis Systems, Inc. (a)	4,511	99,648
VASCO Data Security International, Inc. (a)(b)	14,862	448,684
Verint Systems, Inc. (a)	30,923	1,878,418
VirnetX Holding Corp. (a)(b)	22,763	95,605
Virtusa Corp. (a)	14,963	769,098
Web.com Group, Inc. (a)	22,166	536,861
Wix.com Ltd. (a)	9,409	222,241
Workiva, Inc. (a)	3,340	46,192
Yodlee, Inc. (a)	9,036	130,480
Zix Corp. (a)	29,308	151,522

		58,034,521

Computer Technology — 0.6%
Cray, Inc. (a)	20,692	610,621
Diebold, Inc.	32,557	1,139,495
Imation Corp. (a)	16,041	65,126
Immersion Corp. (a)	13,943	176,658
Insight Enterprises, Inc. (a)	19,494	583,066
PC Connection, Inc.	5,352	132,409
Quantum Corp. (a)	109,250	183,540
Safeguard Scientifics, Inc. (a)	10,205	198,589
Silicon Graphics International Corp. (a)	17,845	115,457
Stratasys Ltd. (a)	25,640	895,605
Super Micro Computer, Inc. (a)	18,619	550,750
Synaptics, Inc. (a)	18,602	1,613,445
Violin Memory, Inc. (a)	46,361	113,584

		6,378,345

Construction — 0.4%
Aegion Corp. (a)	18,562	351,564
EMCOR Group, Inc.	31,713	1,514,930
Granite Construction, Inc.	19,915	707,182
Great Lakes Dredge & Dock Corp. (a)	29,990	178,740
Orion Marine Group, Inc. (a)	15,084	108,907
Primoris Services Corp.	19,604	388,159
Tutor Perini Corp. (a)	19,113	412,459

		3,661,941

Consumer Electronics — 0.2%
RealD, Inc. (a)	20,774	256,143
Skullcandy, Inc. (a)	10,985	84,255
TiVo, Inc. (a)	49,154	498,422
Universal Electronics, Inc. (a)	7,992	398,321
VOXX International Corp. (a)	10,507	86,998
XO Group, Inc. (a)	13,302	217,488
Zagg, Inc. (a)	14,864	117,723

		1,659,350

Consumer Lending — 0.7%
Cash America International, Inc.	13,875	363,386
Encore Capital Group, Inc. (a)	13,190	563,741
Enova International, Inc. (a)	13,331	249,023
Ezcorp, Inc., Class A (a)	26,096	193,893

Common Stocks	Shares	Value
Consumer Lending (concluded)
First Cash Financial Services, Inc. (a)	14,169	$645,965
LendingTree, Inc. (a)	2,954	232,214
Marcus & Millichap, Inc. (a)	6,903	318,504
MGIC Investment Corp. (a)	171,882	1,956,017
MoneyGram International, Inc. (a)	14,814	136,141
Nelnet, Inc., Class A	12,032	521,106
PRA Group, Inc. (a)	24,390	1,519,741
Regional Management Corp. (a)	5,744	102,588
World Acceptance Corp. (a)	3,849	236,752

		7,039,071

Consumer Services: Miscellaneous — 0.3%
Chuy’s Holdings, Inc. (a)	8,309	222,598
Core-Mark Holding Co., Inc.	11,669	691,388
Del Frisco’s Restaurant Group, Inc. (a)	11,759	219,070
Nutrisystem, Inc.	14,578	362,701
Sotheby’s	31,361	1,418,772
Steiner Leisure Ltd. (a)	6,437	346,182

		3,260,711

Containers & Packaging — 0.3%
AEP Industries, Inc. (a)	1,966	108,523
Berry Plastics Group, Inc. (a)	60,349	1,955,308
Greif, Inc., Class A	15,418	552,735
Myers Industries, Inc.	12,321	234,099
Veritiv Corp. (a)	4,128	150,507

		3,001,172

Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)(b)	13,405	191,155
Inter Parfums, Inc.	8,570	290,780
Revlon, Inc., Class A (a)	5,805	213,102

		695,037

Diversified Financial Services — 0.9%
Altisource Asset Management Corp. (a)	463	66,806
Altisource Portfolio Solutions SA (a)(b)	7,297	224,675
Blackhawk Network Holdings, Inc. (a)	27,452	1,131,022
Evercore Partners, Inc., Class A	17,424	940,199
FCB Financial Holdings, Inc., Class A (a)	14,018	445,772
FNFV Group (a)	40,112	616,923
Greenhill & Co., Inc.	14,865	614,371
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,344	327,697
HRG Group, Inc. (a)	39,850	518,050
JG Wentworth Co (a)	7,836	72,091
Liberty Tax, Inc.	2,775	68,681
MBIA, Inc. (a)	79,406	477,230
MidWestOne Financial Group, Inc.	3,684	121,277
Moelis & Co., Class A	8,606	247,078
Outerwall, Inc.	9,353	711,857
Piper Jaffray Cos. (a)	8,191	357,455
Real Industry, Inc. (a)	12,307	139,685
Stifel Financial Corp. (a)	34,324	1,981,868
Tiptree Financial, Inc. A REIT	13,406	97,194

		9,159,931

Diversified Manufacturing Operations — 0.5%
Barnes Group, Inc.	27,652	1,078,151
Federal Signal Corp.	31,671	472,215
Harsco Corp.	40,366	666,039
Lydall, Inc. (a)	8,589	253,891
OSI Systems, Inc. (a)	10,026	709,741
Raven Industries, Inc.	18,800	382,204
Standex International Corp.	6,424	513,470
TriMas Corp. (a)	22,895	677,692

		4,753,403

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	58

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Materials & Processing — 0.5%
Belden, Inc.	21,518	$1,747,907
Cabot Microelectronics Corp. (a)	12,370	582,751
CLARCOR, Inc.	25,233	1,570,502
Encore Wire Corp.	10,460	463,273
Insteel Industries, Inc.	9,672	180,866
Koppers Holdings, Inc.	10,372	256,396
NL Industries, Inc. (a)	3,493	25,883
Tredegar Corp.	12,691	280,598
Uranium Energy Corp. (a)	46,438	73,837

		5,182,013

Diversified Media — 0.1%
EW Scripps Co.	29,810	681,158
Hemisphere Media Group, Inc. (a)	5,395	64,201

		745,359

Diversified Retail — 0.5%
Big Lots, Inc.	27,185	1,223,053
Etsy, Inc. (a)	10,094	141,821
EVINE Live, Inc. (a)	25,199	67,785
Fred’s, Inc., Class A	18,600	358,794
HSN, Inc.	16,356	1,148,028
Overstock.com, Inc. (a)	6,269	141,303
Pricesmart, Inc.	9,726	887,400
Tuesday Morning Corp. (a)	22,215	250,252
Winmark Corp.	1,114	109,729
zulily, Inc., Class A (a)	32,994	430,242

		4,758,407

Drug & Grocery Store Chains — 0.5%
Casey’s General Stores, Inc.	19,582	1,874,781
Diplomat Pharmacy, Inc. (a)	18,215	815,121
Ingles Markets, Inc., Class A	6,767	323,260
PetMed Express, Inc.	10,074	173,978
Smart & Final Stores, Inc. (a)	12,205	218,103
Supervalu, Inc. (a)	132,245	1,069,862
Village Super Market, Inc., Class A	3,476	110,155
Weis Markets, Inc.	5,468	230,476

		4,815,736

Education Services — 0.8%
2U, Inc. (a)	12,016	386,795
American Public Education, Inc. (a)	8,682	223,301
Apollo Education Group, Inc. (a)	47,534	612,238
Bridgepoint Education, Inc. (a)	8,632	82,522
Bright Horizons Family Solutions, Inc. (a)	18,815	1,087,507
Cambium Learning Group, Inc. (a)	6,336	27,055
Capella Education Co.	6,133	329,158
Career Education Corp. (a)	34,818	114,900
Chegg, Inc. (a)	38,045	298,273
DeVry Education Group, Inc.	32,088	961,998
Franklin Covey Co. (a)	6,053	122,815
Grand Canyon Education, Inc. (a)	23,748	1,006,915
HealthStream, Inc. (a)	12,615	383,748
Houghton Mifflin Harcourt Co. (a)	68,891	1,736,053
K12, Inc. (a)	17,134	216,745
Strayer Education, Inc. (a)	5,578	240,412
Universal Technical Institute, Inc.	10,246	88,116

		7,918,551

Electronic Components — 0.7%
Acacia Research Corp.	26,254	230,248
AVX Corp.	22,264	299,673
Checkpoint Systems, Inc.	21,722	221,130
InvenSense, Inc. (a)	39,099	590,395
Methode Electronics, Inc.	19,421	533,106
Multi-Fineline Electronix, Inc. (a)	4,835	105,693
NVE Corp.	2,332	182,829

Common Stocks	Shares	Value
Electronic Components (concluded)
Park Electrochemical Corp.	10,211	$195,643
Rogers Corp. (a)	9,381	620,459
Sanmina Corp. (a)	41,844	843,575
ScanSource, Inc. (a)	14,379	547,265
Sparton Corp. (a)	4,998	136,545
Tech Data Corp. (a)	18,375	1,057,665
TTM Technologies, Inc. (a)	29,837	298,072
Universal Display Corp. (a)	20,293	1,049,757

		6,912,055

Electronic Entertainment — 0.2%
DTS, Inc. (a)	9,024	275,142
Glu Mobile, Inc. (a)	60,738	377,183
Take-Two Interactive Software, Inc. (a)	42,703	1,177,321

		1,829,646

Electronics — 0.3%
Agilysys, Inc. (a)	7,618	69,933
American Science & Engineering, Inc.	3,641	159,512
Coherent, Inc. (a)	12,003	761,951
Control4 Corp. (a)	10,369	92,180
Daktronics, Inc.	19,944	236,536
II-VI, Inc. (a)	26,427	501,585
Imprivata, Inc. (a)	4,604	75,321
iRobot Corp. (a)	15,049	479,762
Newport Corp. (a)	20,091	380,925
Rofin-Sinar Technologies, Inc. (a)	14,185	391,506

		3,149,211

Energy Equipment — 0.3%
Dynegy, Inc. (a)	64,656	1,891,188
Enphase Energy, Inc. (a)	13,910	105,855
FuelCell Energy, Inc. (a)(b)	120,115	117,341
Matador Resources Co. (a)	36,907	922,675
PowerSecure International, Inc. (a)	11,624	171,570
Silver Spring Networks, Inc. (a)	18,137	225,080

		3,433,709

Energy Equipment & Services — 0.0%
Geospace Technologies Corp. (a)	6,457	148,834
Pioneer Energy Services Corp. (a)	31,913	202,328

		351,162

Engineering & Contracting Services — 0.5%
Argan, Inc.	6,553	264,283
Dycom Industries, Inc. (a)	17,239	1,014,515
Engility Holdings, Inc.	9,171	230,742
Exponent, Inc.	13,182	590,290
Furmanite Corp. (a)	18,882	153,322
HC2 Holdings, Inc. (a)	9,851	88,166
MasTec, Inc. (a)	33,823	672,063
Mistras Group, Inc. (a)	8,358	158,635
MYR Group, Inc. (a)	10,641	329,445
Power Solutions International, Inc. (a)	2,383	128,730
Tetra Tech, Inc.	30,344	778,020
VSE Corp.	2,192	117,294

		4,525,505

Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A	10,988	337,112
Ascent Capital Group, Inc., Class A (a)	6,630	283,366
Carmike Cinemas, Inc. (a)	12,396	328,990
DreamWorks Animation SKG, Inc., Class A (a)	38,239	1,008,745
IMAX Corp. (a)	30,384	1,223,564
Reading International, Inc., Class A (a)	8,327	115,329
Rentrak Corp. (a)	6,408	447,278
World Wrestling Entertainment, Inc. (b)	15,096	249,084

		3,993,468

See Notes to Financial Statements.

59	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	28,264	$929,038
The Brink’s Co.	24,580	723,389
G&K Services, Inc., Class A	10,037	693,958
Healthcare Services Group, Inc.	35,894	1,186,297
MSA Safety, Inc.	14,897	722,653
SP Plus Corp. (a)	8,554	223,345
UniFirst Corp.	7,496	838,428

		5,317,108

Fertilizers — 0.0%
Intrepid Potash, Inc. (a)	28,319	338,129
Rentech, Inc. (a)	83,520	89,366

		427,495

Financial Data & Systems — 0.8%
Advent Software, Inc.	26,627	1,177,180
Cardtronics, Inc. (a)	22,826	845,703
Cass Information Systems, Inc.	5,838	328,212
Euronet Worldwide, Inc. (a)	26,243	1,619,193
EVERTEC, Inc.	33,133	703,745
Fair Isaac Corp.	15,778	1,432,327
Global Cash Access Holdings, Inc. (a)	33,500	259,290
Green Dot Corp., Class A (a)	23,128	442,207
Heartland Payment Systems, Inc.	18,572	1,003,817
Xoom Corp. (a)	16,066	338,270

		8,149,944

Food & Staples Retailing — 0.0%
Fairway Group Holdings Corp. (a)(b)	11,330	40,335
Natural Grocers by Vitamin Cottage, Inc. (a)	4,688	115,418

		155,753

Foods — 1.3%
B&G Foods, Inc.	29,115	830,651
Boulder Brands, Inc. (a)	27,467	190,621
The Chefs’ Warehouse, Inc. (a)	9,360	198,806
Dean Foods Co.	47,680	770,986
Diamond Foods, Inc. (a)	13,137	412,239
The Fresh Market, Inc. (a)	21,767	699,591
Freshpet, Inc. (a)(b)	10,288	191,357
Inventure Foods, Inc. (a)	9,730	98,760
J&J Snack Foods Corp.	7,459	825,488
John B Sanfilippo & Son, Inc.	4,336	225,039
Lancaster Colony Corp.	9,251	840,453
Lifeway Foods, Inc. (a)	2,337	44,847
Medifast, Inc. (a)	5,679	183,545
Natural Health Trends Corp.	4,016	166,503
Nature’s Sunshine Products, Inc.	5,208	71,610
Nutraceutical International Corp. (a)	4,096	101,335
Omega Protein Corp. (a)	11,252	154,715
Post Holdings, Inc. (a)	27,696	1,493,645
Seneca Foods Corp., Class A (a)	4,094	113,690
Senomyx, Inc. (a)	21,732	116,484
Snyders-Lance, Inc.	24,540	791,906
SpartanNash Co.	18,967	617,186
Synutra International, Inc. (a)	10,871	77,728
Tootsie Roll Industries, Inc.	9,349	302,066
TreeHouse Foods, Inc. (a)	21,630	1,752,679
United Natural Foods, Inc. (a)	25,234	1,606,901

		12,878,831

Forest Products — 0.2%
Boise Cascade Co. (a)	20,196	740,789
Deltic Timber Corp.	5,603	378,987
Universal Forest Products, Inc.	10,223	531,903

		1,651,679

Common Stocks	Shares	Value
Forms & Bulk Printing Services — 0.3%
Deluxe Corp.	25,211	$1,563,082
Ennis, Inc.	12,955	240,833
InnerWorkings, Inc. (a)	18,256	121,768
Multi-Color Corp.	6,396	408,576
Quad/Graphics, Inc.	14,390	266,359

		2,600,618

Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	5,374	90,391

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	8,440	201,547
Hillenbrand, Inc.	31,745	974,572
Matthews International Corp., Class A	16,567	880,370

		2,056,489

Gas Pipeline — 0.2%
SemGroup Corp., Class A	22,146	1,760,164

Glass — 0.1%
Apogee Enterprises, Inc.	14,725	775,124

Gold — 0.0%
Coeur Mining, Inc. (a)	68,594	391,672

Health Care Equipment & Supplies — 0.0%
Inogen, Inc. (a)	7,980	355,908

Health Care Facilities — 0.9%
AAC Holdings, Inc. (a)(b)	4,017	174,981
Adeptus Health, Inc., Class A (a)	3,150	299,219
Amsurg Corp. (a)	24,418	1,708,039
Capital Senior Living Corp. (a)	14,900	365,050
The Ensign Group, Inc.	12,796	653,364
Five Star Quality Care, Inc. (a)	21,077	101,170
Genesis Healthcare, Inc. (a)	18,165	119,889
Hanger, Inc. (a)	18,019	422,365
HealthSouth Corp.	46,145	2,125,439
Kindred Healthcare, Inc.	42,150	855,223
National Healthcare Corp.	5,055	328,524
Select Medical Holdings Corp.	52,956	857,887
Surgical Care Affiliates, Inc. (a)	10,789	414,082
U.S. Physical Therapy, Inc.	6,178	338,307

		8,763,539

Health Care Management Services — 0.5%
BioScrip, Inc. (a)(b)	33,637	122,102
Computer Programs & Systems, Inc.	5,622	300,327
Magellan Health Services, Inc. (a)	13,790	966,265
Molina Healthcare, Inc. (a)	17,828	1,253,308
Triple-S Management Corp., Class B (a)	12,310	315,875
Universal American Corp. (a)	24,839	251,371
WellCare Health Plans, Inc. (a)	22,236	1,886,280

		5,095,528

Health Care Services — 2.0%
Accelerate Diagnostics, Inc. (a)(b)	10,948	282,568
Addus HomeCare Corp. (a)	3,333	92,857
Air Methods Corp. (a)	19,828	819,690
Alliance HealthCare Services, Inc. (a)	2,417	45,174
Almost Family, Inc. (a)	3,693	147,388
Amedisys, Inc. (a)	14,192	563,848
AMN Healthcare Services, Inc. (a)	24,053	759,834
Cara Therapeutics, Inc. (a)	8,238	100,092
Care.com, Inc. (a)	9,282	54,949
Catalent, Inc. (a)	42,215	1,238,166
Chemed Corp.	8,633	1,131,786
Civitas Solutions, Inc. (a)	5,970	127,340
Corvel Corp. (a)	4,319	138,294
Cross Country Healthcare, Inc. (a)	16,586	210,310
ExamWorks Group, Inc. (a)	20,865	815,821

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	60

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Services (concluded)
Flexion Therapeutics, Inc. (a)	6,972	$152,617
Globus Medical, Inc., Class A (a)	35,001	898,476
HealthEquity, Inc. (a)	18,212	583,695
Healthways, Inc. (a)	15,761	188,817
HMS Holdings Corp. (a)	44,885	770,675
IPC The Hospitalist Co., Inc. (a)	8,759	485,161
LHC Group, Inc. (a)	6,526	249,620
Medidata Solutions, Inc. (a)	27,898	1,515,419
MiMedx Group, Inc. (a)	54,797	635,097
NeoGenomics, Inc. (a)	26,425	142,959
Nobilis Health Corp. (a)	15,632	106,298
Omnicell, Inc. (a)	18,184	685,719
OvaScience, Inc. (a)	11,874	343,515
PharMerica Corp. (a)	15,382	512,221
Phibro Animal Health Corp., Class A	8,877	345,670
Press Ganey Holdings, Inc. (a)	5,256	150,690
Quality Systems, Inc.	25,050	415,078
Ryman Hospitality Properties	22,130	1,175,324
T2 Biosystems, Inc. (a)(b)	4,481	72,727
Team Health Holdings, Inc. (a)	36,337	2,373,896
Tetraphase Pharmaceuticals, Inc. (a)	18,227	864,689
WebMD Health Corp. (a)	19,096	845,571

		20,042,051

Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	30,752	678,389
The Providence Service Corp. (a)	6,900	305,532

		983,921

Home Building — 0.8%
Beazer Homes USA, Inc. (a)	14,371	286,701
Century Communities, Inc. (a)	7,764	156,289
Hovnanian Enterprises, Inc., Class A (a)	61,577	163,795
Installed Building Products, Inc. (a)	10,100	247,248
KB Home	41,715	692,469
LGI Homes, Inc. (a)	7,278	143,959
M/I Homes, Inc. (a)	12,688	313,013
MDC Holdings, Inc.	20,057	601,108
Meritage Homes Corp. (a)	20,186	950,559
The New Home Co., Inc. (a)	4,542	78,259
The Ryland Group, Inc.	23,798	1,103,513
Standard Pacific Corp. (a)	75,031	668,526
Taylor Morrison Home Corp., Class A (a)	16,565	337,263
Tile Shop Holdings, Inc. (a)	13,826	196,191
TRI Pointe Homes, Inc. (a)	81,785	1,251,311
WCI Communities, Inc. (a)	7,909	192,901
William Lyon Homes, Class A (a)	10,049	257,958

		7,641,063

Hotel/Motel — 0.3%
Belmond Ltd., Class A (a)	49,824	622,302
Bloomin’ Brands, Inc.	62,486	1,334,076
Intrawest Resorts Holdings, Inc. (a)	8,878	103,162
La Quinta Holdings, Inc. (a)	48,102	1,099,131
The Marcus Corp.	9,552	183,207
Morgans Hotel Group Co. (a)	15,169	102,239

		3,444,117

Household Appliances — 0.0%
National Presto Industries, Inc.	2,417	194,133

Household Equipment & Products — 0.2%
Central Garden and Pet Co., Class A (a)	21,446	244,699
CSS Industries, Inc.	4,754	143,808
Helen of Troy Ltd. (a)	14,346	1,398,592
Libbey, Inc.	11,072	457,606

		2,244,705

Common Stocks	Shares	Value
Household Furnishings — 0.3%
American Woodmark Corp. (a)	6,582	$361,023
Bassett Furniture Industries, Inc.	5,356	152,164
Ethan Allen Interiors, Inc.	12,905	339,918
Flexsteel Industries, Inc.	2,845	122,591
Hooker Furniture Corp.	5,286	132,731
Kirkland’s, Inc.	8,694	242,302
La-Z-Boy, Inc.	25,837	680,547
Lifetime Brands, Inc.	5,683	83,938
Select Comfort Corp. (a)	26,450	795,351

		2,910,565

Insurance: Life — 0.7%
American Equity Investment Life Holding Co.	39,284	1,059,882
Citizens, Inc. (a)(b)	23,875	178,108
CNO Financial Group, Inc.	99,805	1,831,422
FBL Financial Group, Inc., Class A	4,831	278,845
Fidelity & Guaranty Life	5,714	135,022
Independence Holding Co.	3,763	49,634
Kansas City Life Insurance Co.	1,689	77,204
National Western Life Insurance Co., Class A	1,168	279,724
Primerica, Inc.	25,957	1,185,975
Symetra Financial Corp.	37,909	916,261
Third Point Reinsurance Ltd. (a)	42,394	625,312
Trupanion, Inc. (a)(b)	7,663	63,143

		6,680,532

Insurance: Multi-Line — 0.3%
Atlas Financial Holdings, Inc. (a)	5,540	109,858
Crawford & Co., Class B	14,312	120,650
eHealth, Inc. (a)	8,809	111,786
Horace Mann Educators Corp.	20,750	754,885
James River Group Holdings, Ltd.	5,672	146,735
Kemper Corp.	21,938	845,710
Maiden Holdings Ltd.	25,832	407,629
PICO Holdings, Inc. (a)	11,508	169,398

		2,666,651

Insurance: Property-Casualty — 1.6%
Amerisafe, Inc.	9,562	449,988
Argo Group International Holdings Ltd.	14,087	784,646
Baldwin & Lyons, Inc., Class B	4,830	111,187
Donegal Group, Inc., Class A	3,937	59,961
EMC Insurance Group, Inc.	3,868	96,971
Employers Holdings, Inc.	16,150	367,897
Enstar Group Ltd. (a)	4,482	694,486
Essent Group Ltd. (a)	28,043	766,976
Federated National Holding Co.	7,395	178,959
First American Financial Corp.	54,850	2,040,968
Global Indemnity PLC (a)	4,182	117,431
Greenlight Capital Re Ltd. (a)	14,730	429,674
Hallmark Financial Services, Inc. (a)	7,397	84,178
HCI Group, Inc.	4,591	202,968
Heritage Insurance Holdings, Inc. (a)	12,590	289,444
Hilltop Holdings, Inc. (a)	38,538	928,380
Infinity Property & Casualty Corp.	5,767	437,369
Meadowbrook Insurance Group, Inc.	26,419	227,203
Montpelier Re Holdings Ltd.	18,375	725,813
National General Holdings Corp.	18,094	376,898
National Interstate Corp.	3,452	94,309
The Navigators Group, Inc. (a)	5,315	412,231
NMI Holdings, Inc., Class A (a)	24,790	198,816
OneBeacon Insurance Group Ltd.	11,422	165,733
Radian Group, Inc.	97,024	1,820,170
RLI Corp.	21,806	1,120,610
Safety Insurance Group, Inc.	7,286	420,475
Selective Insurance Group, Inc.	28,951	812,076
State Auto Financial Corp.	7,494	179,481

See Notes to Financial Statements.

61	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance: Property-Casualty (concluded)
State National Cos., Inc.	15,337	$166,100
Stewart Information Services Corp.	11,509	458,058
United Fire Group, Inc.	10,257	336,019
United Insurance Holdings Corp.	8,785	136,519
Universal Insurance Holdings, Inc.	16,642	402,736

		16,094,730

International Trade & Diversified Logistic — 0.0%
Radiant Logistics, Inc. (a)	12,815	93,678
Vectrus, Inc. (a)	5,393	134,124

		227,802

Internet Software & Services — 0.4%
Amber Road, Inc. (a)	8,515	59,775
ChannelAdvisor Corp. (a)	10,650	127,268
Coupons.com, Inc. (a)(b)	30,608	330,260
Everyday Health, Inc. (a)	10,769	137,628
Global Eagle Entertainment, Inc. (a)	23,293	303,275
Gogo, Inc. (a)	28,337	607,262
GrubHub, Inc. (a)	37,916	1,291,798
OPOWER, Inc. (a)(b)	13,096	150,735
TrueCar, Inc. (a)	24,670	295,793
Zendesk, Inc. (a)	27,069	601,203

		3,904,997

Leisure Time — 1.3%
Black Diamond, Inc. (a)	11,480	106,075
Callaway Golf Co.	39,626	354,257
Churchill Downs, Inc.	6,916	864,846
ClubCorp Holdings, Inc.	22,085	527,390
Escalade, Inc.	5,267	96,860
International Speedway Corp., Class A	14,029	514,443
Interval Leisure Group, Inc.	19,766	451,653
Johnson Outdoors, Inc.	2,558	60,241
Liberty TripAdvisor Holdings, Inc., Series A (a)	37,635	1,212,600
Marriott Vacations Worldwide Corp.	13,365	1,226,239
Nautilus, Inc. (a)	16,044	345,106
Orbitz Worldwide, Inc. (a)	56,395	644,031
Pool Corp.	21,921	1,538,416
SeaWorld Entertainment, Inc.	34,381	633,986
SFX Entertainment, Inc. (a)	23,327	104,738
Smith & Wesson Holding Corp. (a)	27,304	452,973
Speedway Motorsports, Inc.	5,963	135,062
Sturm Ruger & Co., Inc.	9,463	543,649
Travelport Worldwide, Ltd.	53,100	731,718
Vail Resorts, Inc.	18,365	2,005,458
West Marine, Inc. (a)	9,077	87,502

		12,637,243

Luxury Items — 0.0%
Movado Group, Inc.	8,187	222,359

Machinery: Agricultural — 0.1%
Alamo Group, Inc.	4,863	265,714
Lindsay Corp. (b)	5,927	521,043
Titan International, Inc.	21,933	235,560
Titan Machinery, Inc. (a)	8,644	127,326

		1,149,643

Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	9,492	396,955
Douglas Dynamics, Inc.	11,342	243,626
NACCO Industries, Inc., Class A	2,123	128,994

		769,575

Machinery: Engines — 0.0%
Briggs & Stratton Corp.	22,477	432,907

Common Stocks	Shares	Value
Machinery: Industrial — 0.9%
Actuant Corp., Class A	30,184	$696,948
Altra Industrial Motion Corp.	13,268	360,624
Applied Industrial Technologies, Inc.	20,252	802,992
Chart Industries, Inc. (a)	15,424	551,408
Columbus McKinnon Corp.	10,142	253,550
DXP Enterprises, Inc. (a)	6,382	296,763
EnPro Industries, Inc.	11,553	661,063
The ExOne Co. (a)(b)	5,368	59,585
Graham Corp.	5,169	105,913
Hyster-Yale Materials Handling, Inc.	4,764	330,050
John Bean Technologies Corp.	14,697	552,460
Kadant, Inc.	5,539	261,441
MTS Systems Corp.	7,447	513,471
Omega Flex, Inc.	1,603	60,369
Proto Labs, Inc. (a)	11,746	792,620
Tennant Co.	9,211	601,847
Twin Disc, Inc.	4,060	75,678
Woodward, Inc.	32,894	1,808,841

		8,785,623

Machinery: Specialty — 0.1%
Albany International Corp., Class A	14,254	567,309
Hurco Cos., Inc.	3,407	117,950
Xerium Technologies, Inc. (a)	5,882	107,053

		792,312

Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	4,480	337,971

Medical & Dental Instruments & Supplies — 2.1%
ABIOMED, Inc. (a)	21,084	1,385,851
AngioDynamics, Inc. (a)	12,988	213,003
Anika Therapeutics, Inc. (a)	7,386	243,960
Antares Pharma, Inc. (a)	78,893	164,097
AtriCure, Inc. (a)	14,373	354,151
Atrion Corp.	731	286,779
Cantel Medical Corp.	17,518	940,191
Cardiovascular Systems, Inc. (a)	15,890	420,290
Cerus Corp. (a)(b)	48,327	250,817
CONMED Corp.	14,015	816,654
CryoLife, Inc.	13,449	151,705
Cutera, Inc. (a)	7,241	112,091
Endologix, Inc. (a)	34,147	523,815
Entellus Medical, Inc. (a)	2,877	74,428
Exactech, Inc. (a)	5,314	110,691
Halyard Health, Inc. (a)	23,580	954,990
HeartWare International, Inc. (a)	8,786	638,654
ICU Medical, Inc. (a)	7,205	689,230
Insulet Corp. (a)	28,752	890,881
Integra LifeSciences Holdings Corp. (a)	13,034	878,101
Intersect ENT, Inc. (a)	7,019	200,954
Invacare Corp.	16,510	357,111
InVivo Therapeutics Holdings Corp. (a)	13,461	217,395
K2M Group Holdings, Inc. (a)	8,873	213,129
Landauer, Inc.	4,746	169,147
LDR Holding Corp. (a)	11,791	509,961
LeMaitre Vascular, Inc.	5,810	70,069
Meridian Bioscience, Inc.	21,091	393,136
Merit Medical Systems, Inc. (a)	22,353	481,484
NanoString Technologies, Inc. (a)	6,373	98,272
Navidea Biopharmaceuticals, Inc. (a)(b)	75,861	122,136
Neogen Corp. (a)	18,658	885,136
NuVasive, Inc. (a)	24,682	1,169,433
Ocular Therapeutix, Inc. (a)	6,591	138,609
OraSure Technologies, Inc. (a)	29,024	156,439
Orthofix International NV (a)	9,601	317,985
Owens & Minor, Inc.	32,237	1,096,058
Quidel Corp. (a)	14,730	338,054

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	62

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (concluded)
Second Sight Medical Products, Inc. (a)(b)	6,032	$82,096
Sientra, Inc. (a)	3,611	91,106
Staar Surgical Co. (a)	19,415	187,549
STERIS Corp.	30,371	1,957,107
SurModics, Inc. (a)	6,790	159,022
Tornier NV (a)	18,399	459,791
TransEnterix, Inc. (a)	17,684	53,052
Unilife Corp. (a)(b)	59,582	128,101
Utah Medical Products, Inc.	1,996	119,021
Vascular Solutions, Inc. (a)	9,059	314,528

		20,586,260

Medical Equipment — 1.1%
Abaxis, Inc.	11,436	588,725
Accuray, Inc. (a)	39,784	268,144
Affymetrix, Inc. (a)	39,044	426,360
Analogic Corp.	6,341	500,305
Corindus Vascular Robotics, Inc. (a)	11,369	39,905
Cyberonics, Inc. (a)	13,286	789,986
Cynosure, Inc., Class A (a)	11,409	440,159
Fluidigm Corp. (a)	14,506	351,045
Greatbatch, Inc. (a)	13,031	702,632
Haemonetics Corp. (a)	26,370	1,090,663
iRadimed Corp. (a)	1,428	33,230
Luminex Corp. (a)	21,350	368,501
Masimo Corp. (a)	22,307	864,173
Merge Healthcare, Inc. (a)	34,916	167,597
Natus Medical, Inc. (a)	16,779	714,114
Nevro Corp. (a)	7,666	412,047
NxStage Medical, Inc. (a)	31,908	455,806
Oxford Immunotec Global PLC (a)	10,112	140,051
Spectranetics Corp. (a)	21,553	495,935
Tandem Diabetes Care, Inc. (a)	8,882	96,281
Thoratec Corp. (a)	27,521	1,226,611
Zeltiq Aesthetics, Inc. (a)	16,325	481,098

		10,653,368

Medical Services — 0.2%
Bio-Reference Laboratories, Inc. (a)	12,447	513,439
PAREXEL International Corp. (a)	27,892	1,793,734

		2,307,173

Metal Fabricating — 0.7%
Advanced Drainage Systems, Inc.	16,998	498,551
Global Brass & Copper Holdings, Inc.	10,997	187,059
Haynes International, Inc.	6,179	304,748
Lawson Products, Inc. (a)	2,646	62,128
LB Foster Co., Class A	5,364	185,648
MRC Global, Inc. (a)	51,907	801,444
Mueller Industries, Inc.	28,792	999,658
Mueller Water Products, Inc., Series A	81,198	738,902
NN, Inc.	9,663	246,600
Northwest Pipe Co. (a)	4,954	100,913
RBC Bearings, Inc. (a)	11,772	844,759
Rexnord Corp. (a)	51,218	1,224,622
RTI International Metals, Inc. (a)	15,598	491,649
Worthington Industries, Inc.	24,264	729,376

		7,416,057

Metals & Minerals: Diversified — 0.5%
Cliffs Natural Resources, Inc.	77,274	334,596
Commercial Metals Co.	58,733	944,427
Energy Fuels, Inc. (a)	20,681	92,030
Globe Specialty Metals, Inc.	32,723	579,197
Hecla Mining Co.	186,754	491,163
Materion Corp.	10,180	358,845
Minerals Technologies, Inc.	17,550	1,195,682
Oil-Dri Corp. of America	2,507	76,163

Common Stocks	Shares	Value
Metals & Minerals: Diversified (concluded)
Ring Energy, Inc. (a)	10,135	$113,411
SunCoke Energy, Inc.	32,957	428,441
U.S. Silica Holdings, Inc. (b)	26,943	791,046
United States Lime & Minerals, Inc.	890	51,727

		5,456,728

Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	55,881	434,195
Eastman Kodak Co. (a)	8,717	146,446
Electronics for Imaging, Inc. (a)	23,589	1,026,357
Essendant, Inc.	19,371	760,312
Herman Miller, Inc.	30,038	868,999
HNI Corp.	22,464	1,149,034
Kimball International, Inc., Class B	17,323	210,648
Knoll, Inc.	24,637	616,664
Steelcase, Inc., Class A	41,953	793,331

		6,005,986

Offshore Drilling & Other Services — 0.1%
Atwood Oceanics, Inc.	32,692	864,376
North Atlantic Drilling, Ltd. (b)	31,845	37,896

		902,272

Oil Well Equipment & Services — 0.8%
Basic Energy Services, Inc. (a)	21,305	160,853
C&J Energy Services, Ltd. (a)	28,322	373,850
Exterran Holdings, Inc.	34,967	1,141,673
Flotek Industries, Inc. (a)	27,147	340,152
FMSA Holdings, Inc. (a)(b)	32,268	264,275
Forum Energy Technologies, Inc. (a)	29,949	607,366
Helix Energy Solutions Group, Inc. (a)	53,537	676,172
Hornbeck Offshore Services, Inc. (a)	16,334	335,337
Independence Contract Drilling, Inc. (a)	7,954	70,552
ION Geophysical Corp. (a)	69,466	74,329
Key Energy Services, Inc. (a)	65,166	117,299
Matrix Service Co. (a)	13,526	247,255
McDermott International, Inc. (a)	120,551	643,742
Natural Gas Services Group, Inc. (a)	6,489	148,079
Newpark Resources, Inc. (a)	42,748	347,541
Oil States International, Inc. (a)	25,983	967,347
Parker Drilling Co. (a)	62,992	209,133
RigNet, Inc. (a)	5,995	183,267
SEACOR Holdings, Inc. (a)	9,211	653,428
Seventy Seven Energy, Inc. (a)	28,150	120,764
Tesco Corp.	19,286	210,217
TETRA Technologies, Inc. (a)	40,912	261,019

		8,153,650

Oil, Gas & Consumable Fuels — 0.3%
Ardmore Shipping Corp.	8,853	107,210
CARBO Ceramics, Inc.	9,867	410,763
DHT Holdings, Inc.	47,135	366,239
Dorian LPG, Ltd. (a)	12,481	208,183
EXCO Resources, Inc. (b)	82,713	97,601
Gastar Exploration, Inc. (a)	40,950	126,536
Navios Maritime Acq Corp.	42,424	152,302
Pacific Ethanol, Inc. (a)	12,821	132,313
Parsley Energy, Inc., Class A (a)	41,984	731,361
Plug Power, Inc. (a)(b)	86,846	212,773
RSP Permian, Inc. (a)	27,506	773,194
TransAtlantic Petroleum, Ltd. (a)	12,247	62,582

		3,381,057

Oil: Crude Producers — 1.2%
Abraxas Petroleum Corp. (a)	48,961	144,435
Approach Resources, Inc. (a)(b)	18,399	126,033
Bill Barrett Corp. (a)	25,000	214,750
Bonanza Creek Energy, Inc. (a)	25,029	456,779

See Notes to Financial Statements.

63	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil: Crude Producers (concluded)
Callon Petroleum Co. (a)	33,498	$278,703
Carrizo Oil & Gas, Inc. (a)	25,970	1,278,763
Clayton Williams Energy, Inc. (a)	2,984	196,198
Contango Oil & Gas Co. (a)	9,059	111,154
Earthstone Energy, Inc. (a)	522	10,195
Eclipse Resources Corp. (a)	23,641	124,352
Energy XXI Bermuda Ltd. (b)	46,331	121,850
Erin Energy Corp. (a)	6,870	26,862
Evolution Petroleum Corp.	11,718	77,222
Halcon Resources Corp. (a)(b)	184,622	214,161
Isramco, Inc. (a)	423	58,382
Jones Energy, Inc., Class A (a)	14,507	131,288
Magnum Hunter Resources Corp. (a)(b)	103,524	193,590
Northern Oil and Gas, Inc. (a)(b)	30,961	209,606
Oasis Petroleum, Inc. (a)	70,130	1,111,560
ONE Gas, Inc.	26,522	1,128,776
Panhandle Oil and Gas, Inc.	8,194	169,534
PDC Energy, Inc. (a)	20,233	1,085,298
Penn Virginia Corp. (a)	35,187	154,119
Rex Energy Corp. (a)(b)	25,023	139,879
Rosetta Resources, Inc. (a)	38,135	882,444
Sanchez Energy Corp. (a)(b)	26,337	258,103
SandRidge Energy, Inc. (a)	216,280	189,678
Stone Energy Corp. (a)	28,859	363,335
Synergy Resources Corp. (a)	52,340	598,246
Triangle Petroleum Corp. (a)(b)	24,052	120,741
Ultra Petroleum Corp. (a)	77,245	967,107
Unit Corp. (a)	25,266	685,214
W&T Offshore, Inc. (b)	17,460	95,681

		11,924,038

Oil: Refining & Marketing — 0.4%
Adams Resources & Energy, Inc.	1,047	46,696
Alon USA Energy, Inc.	15,803	298,677
Clean Energy Fuels Corp. (a)(b)	35,418	199,049
Delek U.S. Holdings, Inc.	29,031	1,068,921
Par Petroleum Corp. (a)	7,858	147,102
Renewable Energy Group, Inc. (a)	22,243	257,129
Trecora Resources (a)	10,200	154,020
Western Refining, Inc.	35,905	1,566,176

		3,737,770

Paints & Coatings — 0.2%
Chase Corp.	3,622	143,974
Ferro Corp. (a)	36,806	617,605
HB Fuller Co.	25,433	1,033,088
Kronos Worldwide, Inc.	10,761	117,941

		1,912,608

Paper — 0.3%
Clearwater Paper Corp. (a)	9,680	554,664
KapStone Paper and Packaging Corp.	43,252	999,986
Neenah Paper, Inc.	8,574	505,523
PH Glatfelter Co.	22,070	485,319
Schweitzer-Mauduit International, Inc.	15,501	618,180
Wausau Paper Corp.	21,172	194,359

		3,358,031

Personal Care — 0.1%
Orchids Paper Products Co.	4,656	112,070
USANA Health Sciences, Inc. (a)	2,890	394,947
WD-40 Co.	7,290	635,397

		1,142,414

Pharmaceuticals — 2.7%
Abeona Therapeutics, Inc. (a)	5,115	25,882
ACADIA Pharmaceuticals, Inc. (a)	40,208	1,683,911
Achillion Pharmaceuticals, Inc. (a)	59,245	524,911

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Adamas Pharmaceuticals, Inc. (a)	5,107	$133,906
Aerie Pharmaceuticals, Inc. (a)	10,372	183,066
Agile Therapeutics, Inc. (a)	5,082	43,654
Amphastar Pharmaceuticals, Inc. (a)	15,947	280,348
Anacor Pharmaceuticals, Inc. (a)	20,683	1,601,485
Aratana Therapeutics, Inc. (a)	14,918	225,560
Biospecifics Technologies Corp. (a)	2,477	127,813
Cambrex Corp. (a)	15,865	697,108
Cempra, Inc. (a)	16,127	554,124
Chimerix, Inc. (a)	20,814	961,607
Concert Pharmaceuticals, Inc. (a)	7,744	115,308
Corcept Therapeutics, Inc. (a)	31,181	187,398
CorMedix, Inc. (a)	15,797	61,292
Depomed, Inc. (a)	30,340	651,096
Dicerna Pharmaceuticals, Inc. (a)	7,570	105,602
Durect Corp. (a)	56,290	134,533
Eagle Pharmaceuticals, Inc. (a)	4,344	351,256
Enanta Pharmaceuticals, Inc. (a)	8,061	362,664
Endocyte, Inc. (a)	18,683	96,965
Esperion Therapeutics, Inc. (a)	6,641	542,968
Foamix Pharmaceuticals, Ltd. (a)	11,294	115,764
Furiex Pharamceuticals, Inc.	3,003	30,030
Heska Corp. (a)	2,831	84,052
Immune Design Corp. (a)	5,653	116,734
Impax Laboratories, Inc. (a)	36,196	1,662,120
Infinity Pharmaceuticals, Inc. (a)	24,731	270,804
Intra-Cellular Therapies, Inc. (a)	10,951	349,884
Ironwood Pharmaceuticals, Inc. (a)	63,038	760,238
Kite Pharma, Inc. (a)(b)	14,550	887,113
La Jolla Pharmaceutical Co. (a)	5,774	141,521
Lannett Co., Inc. (a)	13,431	798,339
The Medicines Co. (a)	33,470	957,577
Otonomy, Inc. (a)	7,411	170,379
Pacira Pharmaceuticals, Inc. (a)	18,380	1,299,834
Paratek Pharmaceuticals, Inc.	6,034	155,496
Pernix Therapeutics Holdings (a)	22,249	131,714
Portola Pharmaceuticals, Inc. (a)	23,285	1,060,632
Pozen, Inc. (a)	15,228	157,001
Prestige Brands Holdings, Inc. (a)	26,425	1,221,892
Radius Health, Inc. (a)	14,749	998,507
Relypsa, Inc. (a)	16,416	543,205
Revance Therapeutics, Inc. (a)	7,820	250,084
Sagent Pharmaceuticals, Inc. (a)	11,067	269,039
Sciclone Pharmaceuticals, Inc. (a)	25,294	248,387
Spectrum Pharmaceuticals, Inc. (a)	34,547	236,301
Supernus Pharmaceuticals, Inc. (a)	17,337	294,382
TG Therapeutics, Inc. (a)	17,847	296,082
TherapeuticsMD, Inc. (a)	64,170	504,376
Theravance Biopharma, Inc. (a)	12,778	166,370
Ultragenyx Pharmaceutical, Inc. (a)	18,084	1,851,621
Vivus, Inc. (a)	53,157	125,451
XenoPort, Inc. (a)	29,153	178,708
Zafgen, Inc. (a)	8,270	286,390
Zogenix, Inc. (a)	77,706	130,546
ZS Pharma, Inc. (a)	9,141	478,897

		26,881,927

Plastics — 0.1%
A. Schulman, Inc.	14,746	644,695
Core Molding Technologies, Inc. (a)	3,900	89,076
Ply Gem Holdings, Inc. (a)	11,372	134,076
Trinseo SA (a)	5,885	157,953

		1,025,800

Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc. (a)	20,708	569,263
Generac Holdings, Inc. (a)	34,965	1,389,859

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	64

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Power Transmission Equipment (concluded)
Powell Industries, Inc.	4,558	$160,305
Vicor Corp. (a)	8,613	104,992

		2,224,419

Precious Metals & Minerals — 0.1%
Horsehead Holding Corp. (a)	28,563	334,759
Stillwater Mining Co. (a)	61,119	708,369

		1,043,128

Printing & Copying Services — 0.2%
Casella Waste Systems, Inc. (a)	19,940	111,864
Cimpress NV (a)	16,558	1,393,521

		1,505,385

Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	24,706	269,790
Park-Ohio Holdings Corp.	4,451	215,695

		485,485

Production Technology Equipment — 0.8%
Axcelis Technologies, Inc. (a)	56,296	166,636
Brooks Automation, Inc.	34,117	390,640
Cohu, Inc.	12,782	169,106
Entegris, Inc. (a)	70,632	1,029,108
FEI Co.	20,908	1,733,900
GSI Group, Inc. (a)	17,126	257,404
Mattson Technology, Inc. (a)	37,511	125,662
MKS Instruments, Inc.	26,921	1,021,383
Nanometrics, Inc. (a)	12,021	193,779
Photronics, Inc. (a)	33,432	317,938
Rudolph Technologies, Inc. (a)	16,254	195,211
Tessera Technologies, Inc.	26,607	1,010,534
Ultra Clean Holdings, Inc. (a)	16,532	102,994
Ultratech, Inc. (a)	13,931	258,559
Veeco Instruments, Inc. (a)	20,348	584,801

		7,557,655

Publishing — 0.6%
Daily Journal Corp. (a)	553	108,670
Eros International PLC (a)	14,187	356,377
Journal Media Group, Inc.	12,144	100,674
Martha Stewart Living Omnimedia, Class A (a)	15,328	95,647
Media General, Inc. (a)	48,441	800,245
Meredith Corp.	18,536	966,652
New Media Investment Group, Inc.	22,728	407,513
The New York Times Co., Class A	69,511	948,825
Scholastic Corp.	13,441	593,151
Time, Inc.	55,364	1,273,926
Tribune Publishing Co.	9,951	154,639

		5,806,319

Radio & TV Broadcasters — 0.3%
Central European Media Enterprises Ltd. (a)	36,951	80,553
Crown Media Holdings, Inc., Class A (a)	16,618	75,113
Cumulus Media, Inc., Class A (a)	71,457	145,058
Entercom Communications Corp., Class A (a)	13,402	153,051
Entravision Communications Corp., Class A	32,657	268,767
Gray Television, Inc. (a)	32,299	506,448
Nexstar Broadcasting Group, Inc., Class A	15,817	885,752
Saga Communications, Inc., Class A	1,880	71,158
Sinclair Broadcast Group, Inc., Class A	33,537	936,018
Townsquare Media, Inc. (a)	3,693	50,151

		3,172,069

Railroad Equipment — 0.1%
American Railcar Industries, Inc.	4,779	232,451
FreightCar America, Inc.	6,444	134,551
The Greenbrier Cos., Inc.	13,384	627,040

		994,042

Common Stocks	Shares	Value
Real Estate — 0.3%
AV Homes, Inc. (a)	5,788	$83,174
Consolidated-Tomoka Land Co.	2,227	128,364
Forestar Group, Inc. (a)	17,064	224,562
HFF, Inc., Class A	19,017	793,579
Kennedy-Wilson Holdings, Inc.	46,768	1,150,025
The St. Joe Co. (a)	16,367	254,180
Tejon Ranch Co. (a)	6,769	174,031

		2,807,915

Real Estate Investment Trusts (REITs) — 8.1%
Acadia Realty Trust	34,925	1,016,667
AG Mortgage Investment Trust, Inc.	15,052	260,099
Agree Realty Corp.	8,964	261,480
Alexander & Baldwin, Inc.	24,835	978,499
Alexander’s, Inc.	1,055	432,550
Altisource Residential Corp.	29,235	492,610
American Assets Trust, Inc.	13,915	545,607
American Capital Mortgage Investment Corp.	26,300	420,537
American Residential Properties, Inc.	16,221	300,088
Anworth Mortgage Asset Corp.	54,221	267,310
Apollo Commercial Real Estate Finance, Inc.	30,131	495,052
Ares Commercial Real Estate Corp.	14,445	164,529
Armada Hoffler Properties, Inc.	13,803	137,892
ARMOUR Residential REIT, Inc.	179,376	504,047
Ashford Hospitality Prime, Inc.	12,670	190,303
Ashford Hospitality Trust, Inc.	41,667	352,503
Associated Estates Realty Corp.	29,542	845,787
Bluerock Residential Growth REIT, Inc.	9,293	117,649
Campus Crest Communities, Inc.	32,653	180,898
Capstead Mortgage Corp.	48,953	543,378
CareTrust REIT, Inc.	15,655	198,349
Catchmark Timber Trust, Inc.	19,264	222,884
Cedar Realty Trust, Inc.	43,319	277,242
Chambers Street Properties	120,539	958,285
Chatham Lodging Trust	19,622	519,394
Chesapeake Lodging Trust	30,291	923,270
Colony Financial, Inc.	57,316	1,298,207
CorEnergy Infrastructure Trust, Inc.	23,686	149,695
Coresite Realty Corp.	12,394	563,183
Cousins Properties, Inc.	109,781	1,139,527
CubeSmart	84,284	1,952,017
CyrusOne, Inc.	26,916	792,676
CYS Investments, Inc.	83,814	647,882
DCT Industrial Trust, Inc.	44,985	1,414,328
DiamondRock Hospitality Co.	102,034	1,307,056
DuPont Fabros Technology, Inc.	32,189	947,966
Dynex Capital, Inc.	28,921	220,378
Easterly Government Properties, Inc.	7,143	113,717
EastGroup Properties, Inc.	16,296	916,324
Education Realty Trust, Inc.	24,502	768,383
EPR Properties	28,923	1,584,402
Equity One, Inc.	36,763	858,048
Excel Trust, Inc.	32,518	512,809
FelCor Lodging Trust, Inc.	72,650	717,782
First Industrial Realty Trust, Inc.	55,925	1,047,475
First Potomac Realty Trust	29,812	307,064
Franklin Street Properties Corp.	44,899	507,808
Geo Group, Inc.	37,575	1,283,562
Getty Realty Corp.	12,937	211,649
Gladstone Commercial Corp.	10,203	168,962
Government Properties Income Trust	29,574	548,598
Gramercy Property Trust, Inc.	28,979	677,239
Great Ajax Corp.	2,564	36,358
Hatteras Financial Corp.	49,455	806,116
Healthcare Realty Trust, Inc.	50,997	1,186,190
Hersha Hospitality Trust	24,901	638,462
Highwoods Properties, Inc.	47,514	1,898,184

See Notes to Financial Statements.

65	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Hudson Pacific Properties, Inc.	37,852	$1,073,861
Independence Realty Trust, Inc.	10,869	81,844
InfraREIT, Inc.	11,135	315,789
Inland Real Estate Corp.	43,934	413,858
Invesco Mortgage Capital, Inc.	63,258	905,855
Investors Real Estate Trust	59,657	425,951
iStar Financial, Inc. (a)	43,156	574,838
Kite Realty Group Trust	42,073	1,029,526
KYTHERA Biopharmaceuticals, Inc. (a)	12,976	977,223
LaSalle Hotel Properties	57,289	2,031,468
Lexington Realty Trust	104,634	887,296
LTC Properties, Inc.	18,101	753,002
Mack-Cali Realty Corp.	45,280	834,510
Medical Properties Trust, Inc.	106,405	1,394,970
Monmouth Real Estate Investment Corp., Class A	29,558	287,304
Monogram Residential Trust, Inc.	83,929	757,040
National Health Investors, Inc.	19,023	1,185,133
National Storage Affiliates Trust	11,684	144,882
New Residential Investment Corp.	101,338	1,544,391
New Senior Investment Group, Inc.	33,136	443,028
New York Mortgage Trust, Inc.	57,400	429,352
New York REIT, Inc.	82,531	821,183
NexPoint Residential Trust, Inc.	9,522	127,880
One Liberty Properties, Inc.	6,735	143,321
Orchid Island Capital, Inc.	9,240	103,580
Parkway Properties, Inc.	42,744	745,455
Pebblebrook Hotel Trust	36,398	1,560,746
Pennsylvania Real Estate Investment Trust	35,130	749,674
PennyMac Mortgage Investment Trust (c)	28,817	502,280
Physicians Realty Trust	35,723	548,705
Potlatch Corp.	20,581	726,921
Preferred Apartment Communities, Inc.	10,638	105,848
PS Business Parks, Inc.	9,857	711,183
QTS Realty Trust, Inc., Class A	12,069	439,915
RAIT Financial Trust	38,843	237,331
Ramco-Gershenson Properties Trust	40,339	658,332
Redwood Trust, Inc.	43,404	681,443
Resource Capital Corp.	69,897	270,501
Retail Opportunity Investments Corp.	46,969	733,656
Rexford Industrial Realty, Inc.	28,271	412,191
RLJ Lodging Trust	67,108	1,998,476
Rouse Properties, Inc.	18,374	300,415
Sabra Health Care REIT, Inc.	30,051	773,513
Saul Centers, Inc.	4,925	242,261
Select Income REIT	31,389	647,869
Silver Bay Realty Trust Corp.	18,202	296,511
Sovran Self Storage, Inc.	18,036	1,567,509
STAG Industrial, Inc.	32,752	655,040
Starwood Waypoint Residential Trust	19,278	458,045
STORE Capital Corp.	17,271	347,147
Strategic Hotels & Resorts, Inc. (a)	139,552	1,691,370
Summit Hotel Properties, Inc.	45,468	591,539
Sun Communities, Inc.	23,572	1,457,457
Sunstone Hotel Investors, Inc.	105,974	1,590,670
Terreno Realty Corp.	21,801	429,480
Trade Street Residential, Inc.	8,842	58,888
UMH Properties, Inc.	11,555	113,239
United Development Funding IV	15,103	264,000
Universal Health Realty Income Trust	4,736	220,035
Urban Edge Properties	30,396	631,933
Urstadt Biddle Properties, Inc., Class A	12,676	236,788
Walter Investment Management Corp. (a)(b)	19,281	440,956
Washington Real Estate Investment Trust	34,541	896,339
Western Asset Mortgage Capital Corp. (b)	22,003	324,984
Whitestone REIT	11,742	152,881
Xenia Hotels & Resorts, Inc.	56,345	1,224,940

		81,212,507

Common Stocks	Shares	Value
Recreational Vehicles & Boats — 0.1%
Arctic Cat, Inc.	6,448	$214,138
Drew Industries, Inc.	12,132	703,899
Malibu Boats, Inc. (a)	8,851	177,816
Marine Products Corp.	5,203	32,467
Winnebago Industries, Inc.	13,657	322,169

		1,450,489

Rental & Leasing Services: Consumer — 0.1%
Rent-A-Center, Inc.	26,759	758,618

Restaurants — 1.9%
Biglari Holdings, Inc. (a)	836	345,895
BJ’s Restaurants, Inc. (a)	10,806	523,551
Bob Evans Farms, Inc.	11,918	608,414
Bojangles’, Inc. (a)	4,098	97,778
Bravo Brio Restaurant Group, Inc. (a)	8,003	108,441
Buffalo Wild Wings, Inc. (a)	9,581	1,501,247
Carrols Restaurant Group, Inc. (a)	17,760	184,704
The Cheesecake Factory, Inc.	24,537	1,338,125
Cracker Barrel Old Country Store, Inc.	9,672	1,442,676
Dave & Buster’s Entertainment, Inc. (a)	11,442	412,942
Denny’s Corp. (a)	42,834	497,303
Diamond Resorts International, Inc. (a)	21,411	675,517
DineEquity, Inc.	8,563	848,508
El Pollo Loco Holdings, Inc. (a)(b)	6,803	140,890
Ellie Mae, Inc. (a)	14,867	1,037,568
Fiesta Restaurant Group, Inc. (a)	13,561	678,050
The Habit Restaurants, Inc. (a)	5,731	179,323
Jack in the Box, Inc.	18,871	1,663,667
Jamba, Inc. (a)	7,105	110,056
Kona Grill, Inc. (a)	4,111	79,794
Krispy Kreme Doughnuts, Inc. (a)	32,780	631,343
Noodles & Co. (a)(b)	6,315	92,199
Papa John’s International, Inc.	14,621	1,105,494
Papa Murphy’s Holdings, Inc. (a)(b)	4,595	95,208
Popeyes Louisiana Kitchen, Inc. (a)	11,647	698,704
Potbelly Corp. (a)	10,843	132,827
Red Robin Gourmet Burgers, Inc. (a)	7,126	611,553
Ruby Tuesday, Inc. (a)	31,798	199,373
Ruth’s Hospitality Group, Inc.	17,613	283,922
Shake Shack, Inc., Class A (a)(b)	2,905	175,084
Sonic Corp.	26,340	758,592
Texas Roadhouse, Inc.	35,261	1,319,819
Zoe’s Kitchen, Inc. (a)	9,704	397,282

		18,975,849

Scientific Instruments: Control & Filter — 0.3%
Brady Corp., Class A	24,105	596,358
CIRCOR International, Inc.	8,612	469,612
ESCO Technologies, Inc.	13,033	487,565
The Gorman-Rupp Co.	9,441	265,103
Sun Hydraulics Corp.	11,318	431,329
Thermon Group Holdings, Inc. (a)	16,174	389,308
Watts Water Technologies, Inc., Class A	14,159	734,144

		3,373,419

Scientific Instruments: Electrical — 0.5%
Allied Motion Technologies, Inc.	3,211	72,119
AZZ, Inc.	13,028	674,850
EnerSys, Inc.	22,420	1,575,902
Franklin Electric Co., Inc.	23,879	772,008
GrafTech International Ltd. (a)	60,881	301,970
Littelfuse, Inc.	11,339	1,075,958
Preformed Line Products Co.	1,464	55,222
Taser International, Inc. (a)	27,020	900,036

		5,428,065

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	66

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	7,222	$458,525
FARO Technologies, Inc. (a)	8,755	408,859
Itron, Inc. (a)	19,350	666,414
Mesa Laboratories, Inc.	1,491	132,550
Vishay Precision Group, Inc. (a)	6,507	97,995

		1,764,343

Scientific Instruments: Pollution Control — 0.2%
Ceco Environmental Corp.	10,878	123,248
Darling International, Inc. (a)	83,414	1,222,849
Heritage-Crystal Clean, Inc. (a)	6,324	92,963
Team, Inc. (a)	10,438	420,130
TRC Cos., Inc. (a)	8,602	87,310
U.S. Ecology, Inc.	10,899	530,999

		2,477,499

Securities Brokerage & Services — 0.4%
BGC Partners, Inc., Class A	91,794	803,198
Gain Capital Holdings, Inc.	16,204	154,910
INTL FCStone, Inc. (a)	7,688	255,549
Investment Technology Group, Inc.	17,454	432,859
Ladenburg Thalmann Financial Services, Inc. (a)	52,307	183,075
MarketAxess Holdings, Inc.	18,825	1,746,395
Virtu Financial, Inc., Class A (a)	9,471	222,379

		3,798,365

Semiconductors & Components — 2.0%
Advanced Micro Devices, Inc. (a)	319,927	767,825
Alpha & Omega Semiconductor Ltd. (a)	10,991	96,061
Amkor Technology, Inc. (a)	49,872	298,235
Applied Micro Circuits Corp. (a)	40,636	274,293
Cavium, Inc. (a)	27,898	1,919,661
Ceva, Inc. (a)	10,357	201,236
Cirrus Logic, Inc. (a)	32,063	1,091,104
Diodes, Inc. (a)	18,764	452,400
DSP Group, Inc. (a)	11,363	117,380
Emcore Corp. (a)	11,880	71,518
Exar Corp. (a)	19,689	192,558
Fairchild Semiconductor International, Inc. (a)	58,798	1,021,909
FormFactor, Inc. (a)	28,639	263,479
Inphi Corp. (a)	19,333	441,952
Integrated Device Technology, Inc. (a)	74,791	1,622,965
Integrated Silicon Solution, Inc.	16,023	354,749
Intersil Corp., Class A	66,325	829,726
IXYS Corp.	12,577	192,428
Kopin Corp. (a)	33,991	117,269
Lattice Semiconductor Corp. (a)	59,005	347,539
MA-COM Technology Solutions Holdings, Inc. (a)	11,843	452,995
MaxLinear, Inc., Class A (a)	26,257	317,710
Micrel, Inc.	22,314	310,165
Microsemi Corp. (a)	48,021	1,678,334
Monolithic Power Systems, Inc.	19,856	1,006,898
OmniVision Technologies, Inc. (a)	29,269	766,701
Pericom Semiconductor Corp.	11,235	147,740
PMC—Sierra, Inc. (a)	88,112	754,239
Power Integrations, Inc.	14,794	668,393
Rambus, Inc. (a)	58,295	844,694
Semtech Corp. (a)	33,514	665,253
Sigma Designs, Inc. (a)	17,633	210,362
Silicon Laboratories, Inc. (a)	21,496	1,160,999
Vishay Intertechnology, Inc.	67,929	793,411

		20,452,181

Semiconductors & Semiconductor Equipment — 0.2%
Ambarella, Inc. (a)(b)	15,812	1,623,734
Cascade Microtech, Inc. (a)	6,955	105,890
Xcerra Corp. (a)	27,612	209,023

		1,938,647

Common Stocks	Shares	Value
Shipping — 0.5%
Eagle Bulk Shipping, Inc. (a)	10,549	$73,527
Frontline Ltd. (a)	54,540	133,078
GasLog Ltd.	20,983	418,611
Golden Ocean Group, Ltd. (b)	33,501	128,979
Gulfmark Offshore, Inc., Class A	12,637	146,589
Matson, Inc.	21,956	923,030
Navios Maritime Holdings, Inc.	40,129	149,280
Nordic American Offshore Ltd. (b)	9,448	76,907
Nordic American Tankers Ltd.	45,041	640,933
Safe Bulkers, Inc.	20,456	65,868
Scorpio Tankers, Inc.	90,215	910,269
Ship Finance International Ltd.	29,788	486,140
Teekay Tankers Ltd., Class A	42,715	282,346
Tidewater, Inc.	23,684	538,337
Ultrapetrol Bahamas Ltd. (a)	9,205	10,402
UTI Worldwide, Inc. (a)	46,442	463,956

		5,448,252

Software — 0.4%
Actua Corp. (a)	20,424	291,246
Castlight Health, Inc. (a)(b)	16,824	136,947
Comverse, Inc. (a)	11,210	225,097
Five9, Inc. (a)	11,451	59,889
FleetMatics Group PLC (a)	19,315	904,522
Gigamon, Inc. (a)	13,859	457,208
Globant SA (a)	7,676	233,581
MobileIron, Inc. (a)	19,195	113,442
Model N, Inc. (a)	10,497	125,019
Park City Group, Inc. (a)(b)	5,314	65,841
Paycom Software, Inc. (a)	16,016	546,946
Qualys, Inc. (a)	12,565	506,998
Rally Software Development Corp. (a)	13,080	254,406
The Rubicon Project, Inc. (a)	13,046	195,168

		4,116,310

Specialty Retail — 3.4%
1-800-Flowers.com, Inc., Class A (a)	12,822	134,118
Abercrombie & Fitch Co., Class A	34,965	752,097
America’s Car-Mart, Inc. (a)	4,252	209,709
American Eagle Outfitters, Inc.	98,770	1,700,819
ANN, Inc. (a)	23,202	1,120,425
Asbury Automotive Group, Inc. (a)	13,753	1,246,297
Ascena Retail Group, Inc. (a)	70,576	1,175,443
Barnes & Noble, Inc. (a)	25,497	661,902
bebe Stores, Inc.	14,016	28,032
Big 5 Sporting Goods Corp.	9,573	136,032
Blue Nile, Inc. (a)	5,983	181,823
Boot Barn Holdings, Inc. (a)	6,014	192,448
The Buckle, Inc. (b)	14,272	653,229
Build-A-Bear Workshop, Inc. (a)	7,363	117,734
Burlington Stores, Inc. (a)	38,116	1,951,539
Caleres, Inc.	22,156	704,118
The Cato Corp., Class A	13,275	514,539
Chico’s FAS, Inc.	71,974	1,196,928
The Children’s Place Retail Stores, Inc.	10,417	681,376
Christopher & Banks Corp. (a)	18,731	75,111
Citi Trends, Inc. (a)	7,836	189,631
Conn’s, Inc. (a)	13,844	549,607
The Container Store Group, Inc. (a)(b)	8,125	137,069
Destination XL Group, Inc. (a)	16,937	84,854
Express, Inc. (a)	42,834	775,724
The Finish Line, Inc., Class A	23,225	646,119
Five Below, Inc. (a)	27,444	1,084,861
Francesca’s Holdings Corp. (a)	21,498	289,578
FTD Cos., Inc. (a)	9,228	260,137
Genesco, Inc. (a)	12,121	800,350
Group 1 Automotive, Inc.	11,791	1,070,977

See Notes to Financial Statements.

67	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail (concluded)
Guess?, Inc.	31,250	$599,063
Haverty Furniture Cos., Inc.	10,437	225,648
Hibbett Sports, Inc. (a)	12,566	585,324
Lands’ End, Inc. (a)	8,535	211,924
Lithia Motors, Inc., Class A	11,484	1,299,529
Lumber Liquidators Holdings, Inc. (a)(b)	13,714	284,017
MarineMax, Inc. (a)	12,903	303,350
Mattress Firm Holding Corp. (a)	10,338	630,101
The Men’s Wearhouse, Inc.	24,379	1,561,963
Monro Muffler Brake, Inc.	16,029	996,363
Party City Holdco, Inc. (a)	12,665	256,720
The Pep Boys-Manny Moe & Jack (a)	26,777	328,554
Performance Sports Group Ltd. (a)	22,593	406,674
Pier 1 Imports, Inc.	45,570	575,549
Regis Corp. (a)	20,516	323,332
Restoration Hardware Holdings, Inc. (a)	16,836	1,643,699
RetailMeNot, Inc. (a)	19,413	346,134
Shoe Carnival, Inc.	7,551	217,922
Shutterfly, Inc. (a)	18,931	905,091
Sonic Automotive, Inc., Class A	16,630	396,293
Sportsman’s Warehouse Holdings, Inc. (a)	9,172	104,286
Stage Stores, Inc.	16,225	284,424
Stamps.com, Inc. (a)	7,216	530,881
Stein Mart, Inc.	14,777	154,715
Systemax, Inc. (a)	5,534	47,814
Tilly’s, Inc., Class A (a)	5,419	52,402
Vitamin Shoppe, Inc. (a)	15,038	560,466
Wayfair, Inc., Class A (a)	10,085	379,599
Zumiez, Inc. (a)	10,968	292,078

		33,826,541

Steel — 0.2%
AK Steel Holding Corp. (a)	89,867	347,785
Carbonite, Inc. (a)	8,912	105,251
Carpenter Technology Corp.	25,286	978,063
Handy & Harman Ltd. (a)	1,379	47,782
Olympic Steel, Inc.	4,453	77,660
Ryerson Holding Corp. (a)	5,393	49,076
Schnitzer Steel Industries, Inc., Class A	13,217	230,901
TimkenSteel Corp.	20,008	540,016

		2,376,534

Technology: Miscellaneous — 0.2%
Benchmark Electronics, Inc. (a)	26,387	574,709
CTS Corp.	16,741	322,599
Fabrinet (a)	17,858	334,481
Kimball Electronics, Inc. (a)	14,602	213,043
Pendrell Corp. (a)	84,978	116,420
Plexus Corp. (a)	16,931	742,932

		2,304,184

Telecommunications Equipment — 0.2%
Applied Optoelectronics, Inc. (a)	7,624	132,353
CalAmp Corp. (a)	18,352	335,107
Clearfield, Inc. (a)(b)	5,995	95,380
Inteliquent, Inc.	16,985	312,524
Knowles Corp. (a)	42,671	772,345
Oclaro, Inc. (a)	50,410	113,927
Ubiquiti Networks, Inc.	15,422	492,193
Vocera Communications, Inc. (a)	13,157	150,648

		2,404,477

Textile Products — 0.1%
Culp, Inc.	5,145	159,495
Interface, Inc.	33,294	834,015
Unifi, Inc. (a)	7,579	253,896

		1,247,406

Common Stocks	Shares	Value
Textiles Apparel & Shoes — 0.9%
Cherokee, Inc.	4,164	$117,342
Columbia Sportswear Co.	14,373	868,992
Crocs, Inc. (a)	38,851	571,498
Deckers Outdoor Corp. (a)	17,420	1,253,717
G-III Apparel Group Ltd. (a)	20,063	1,411,432
Iconix Brand Group, Inc. (a)	24,184	603,874
Oxford Industries, Inc.	7,395	646,693
Perry Ellis International, Inc. (a)	6,165	146,542
Quiksilver, Inc. (a)(b)	68,459	45,375
Sequential Brands Group, Inc. (a)	12,619	192,944
Steven Madden Ltd. (a)	28,369	1,213,626
Superior Uniform Group, Inc.	3,539	58,535
Tumi Holdings, Inc. (a)	28,277	580,244
Vera Bradley, Inc. (a)	10,708	120,679
Vince Holding Corp. (a)	7,702	92,270
Weyco Group, Inc.	3,141	93,665
Wolverine World Wide, Inc.	52,111	1,484,121

		9,501,549

Tobacco — 0.2%
Universal Corp.	11,431	655,225
Vector Group Ltd.	40,810	957,403

		1,612,628

Toys — 0.0%
JAKKS Pacific, Inc. (a)(b)	10,261	101,481

Transportation Miscellaneous — 0.4%
Echo Global Logistics, Inc. (a)	15,083	492,611
Hub Group, Inc., Class A (a)	18,145	731,969
Scorpio Bulkers, Inc. (a)	89,967	146,646
Textainer Group Holdings Ltd.	11,158	290,220
Wesco Aircraft Holdings, Inc. (a)	30,741	465,726
XPO Logistics, Inc. (a)	36,060	1,629,191

		3,756,363

Truckers — 0.8%
ArcBest Corp.	13,218	420,332
Celadon Group, Inc.	13,803	285,446
Con-way, Inc.	29,037	1,114,150
Covenant Transportation Group, Inc., Class A (a)	5,967	149,533
Forward Air Corp.	15,557	813,009
FRP Holdings, Inc. (a)	3,336	108,187
Heartland Express, Inc.	25,301	511,839
Knight Transportation, Inc.	31,484	841,882
Marten Transport Ltd.	11,722	254,367
PAM Transportation Services, Inc. (a)	1,577	91,545
Quality Distribution, Inc. (a)	14,147	218,713
Roadrunner Transportation Systems, Inc. (a)	14,344	370,075
Saia, Inc. (a)	12,718	499,690
Swift Transportation Co. (a)	44,675	1,012,782
Universal Truckload Services, Inc.	4,085	89,707
USA Truck, Inc. (a)	4,904	104,112
Werner Enterprises, Inc.	22,384	587,580
YRC Worldwide, Inc. (a)	16,361	212,366

		7,685,315

Utilities: Electrical — 1.6%
ALLETE, Inc.	24,588	1,140,637
Atlantic Power Corp.	61,001	187,883
Avista Corp.	31,475	964,709
Black Hills Corp.	22,593	986,184
Cleco Corp.	30,410	1,637,579
El Paso Electric Co.	20,312	704,014
The Empire District Electric Co.	21,774	474,673
Genie Energy Ltd. (a)	6,177	64,673
IDACORP, Inc.	25,382	1,424,946
MGE Energy, Inc.	17,393	673,631

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	68

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities: Electrical (concluded)
NorthWestern Corp.	23,705	$1,155,619
NRG Yield, Inc., Class A	17,852	392,566
NRG Yield, Inc., Class C	16,972	371,517
Otter Tail Corp.	18,744	498,590
Pattern Energy Group, Inc.	25,792	731,977
PNM Resources, Inc.	40,340	992,364
Portland General Electric Co.	39,757	1,318,342
Spark Energy, Inc., Class A	1,500	23,640
Talen Energy Corp. (a)	41,773	716,825
UIL Holdings Corp.	28,637	1,312,147
Unitil Corp.	6,871	226,880

		15,999,396

Utilities: Gas Distributors — 0.8%
Chesapeake Utilities Corp.	7,660	412,491
The Laclede Group, Inc.	21,932	1,141,780
New Jersey Resources Corp.	43,227	1,190,904
Northwest Natural Gas Co.	13,463	567,869
Piedmont Natural Gas Co., Inc.	39,560	1,396,864
South Jersey Industries, Inc.	34,515	853,556
Southwest Gas Corp.	23,663	1,259,108
WGL Holdings, Inc.	25,184	1,367,239

		8,189,811

Utilities: Miscellaneous — 0.1%
Ormat Technologies, Inc.	18,729	705,709

Utilities: Telecommunications — 1.0%
8x8, Inc. (a)	44,425	398,048
Atlantic Tele-Network, Inc.	5,110	352,999
Boingo Wireless, Inc. (a)	18,280	150,993
Cincinnati Bell, Inc. (a)	106,871	408,247
Cogent Communications Group, Inc.	23,125	782,550
Consolidated Communications Holdings, Inc.	25,390	533,444
Fairpoint Communications, Inc. (a)	10,382	189,160
General Communication, Inc., Class A (a)	17,845	303,543
Globalstar, Inc. (a)(b)	239,059	504,414
GTT Communications, Inc. (a)	12,402	296,036
Hawaiian Telcom Holdco, Inc. (a)	5,377	140,340
IDT Corp., Class B	8,472	153,174
inContact, Inc. (a)	31,193	307,875
Iridium Communications, Inc. (a)	41,893	380,807
j2 Global, Inc.	24,305	1,651,282
Lumos Networks Corp.	11,340	167,719
NeuStar, Inc., Class A (a)	9,676	282,636
NTELOS Holdings Corp. (a)	8,432	38,956
ORBCOMM, Inc. (a)	30,248	204,174
Premiere Global Services, Inc. (a)	23,525	242,072
Shenandoah Telecommunications Co.	12,205	417,777
Spok Holdings, Inc.	11,299	190,275
Straight Path Communications, Inc., Class B (a)	4,762	156,146
Vonage Holdings Corp. (a)	94,096	462,011
West Corp.	26,271	790,757
Windstream Holdings, Inc.	50,608	322,879

		9,828,314

Common Stocks	Shares	Value
Utilities: Water — 0.2%
American States Water Co.	19,133	$715,383
Artesian Resources Corp., Class A	3,795	80,036
California Water Service Group	24,052	549,588
Connecticut Water Service, Inc.	5,618	191,911
Consolidated Water Co. Ltd.	7,061	88,969
Middlesex Water Co.	7,960	179,578
SJW Corp.	8,005	245,673
York Water Co.	6,555	136,737

		2,187,875

Total Common Stocks —94.7%		950,900,569

Other Interests (d) — 0.0%	Beneficial Interest (000)
Gerber Scientific, Inc.	$13	128

Rights	Shares
Health Care Management Services — 0.0%
Bioscrip, Inc. (a)	105	—

Utilities: Telecommunications — 0.0%
Leap Wireless, CVR (a)	28,200	71,064

Total Rights — 0.0%		71,064

Warrants (e) — 0.0%
Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share for 10 Warrant, Expires 4/15/16, Strike Price $8.50)	7,791	—

Total Long-Term Investments (Cost — $677,252,650) — 94.7%		950,971,761

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(f)	43,745,299	43,745,299

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (c)(f)(g)	$16,414	16,414,073

Total Short-Term Securities (Cost — $60,159,372) — 6.0%		60,159,372

Total Investments (Cost — $737,412,022) — 100.7%		1,011,131,133
Liabilities in Excess of Other Assets — (0.7)%		(6,749,880)

Net Assets — 100.0%		$1,004,381,253

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

69	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series

(c)	During the six months ended June 30, 2015, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2015	Value at June 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,055,813	29,689,486	[1]	—	43,745,299	$43,745,299	$14,517
BlackRock Liquidity Series, LLC, Money Market Series	$18,352,402	—		$(1,938,329)[2]	$16,414,073	$16,414,073	$880,900	[3]
PennyMac Financial Services, Inc.	5,912	—		—	5,912	$107,125	—
PennyMac Mortgage Investment Trust	28,817	—		—	28,817	$502,280	$17,578

[1]	Represents net shares purchased.
[2]	Represents beneficial interest sold.
[3]

Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(f)	Represents the current yield as of report date.
(g)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
319	Russell 2000 Mini Index	ICE Futures U.S. Indicies	September 2015	$39,887,760	$(419,342)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of June 30, 2015, the following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[4]
Common Stocks	$950,796,702	$73,837	$30,030	$950,900,569
Other Interests	—	—	128	128
Rights	—	—	71,064	71,064
Short-Term Securities	43,745,299	16,414,073	—	60,159,372

Total	$994,542,001	$16,487,910	$101,222	$1,011,131,133

[4]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [5]
Liabilities:
Equity contracts	$(419,342)	—	—	$(419,342)

[5]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	70

Schedule of Investments (concluded)	Master Small Cap Index Series

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,937,400	—	—	1,937,400
Liabilities:
Bank overdraft	—	$(1,404,470)	—	$(1,404,470)
Collateral on securities loaned at value	—	(16,414,073)	—	(16,414,073)

Total	$1,937,400	$(17,818,543)	—	$(15,881,143)

During the six months ended June 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

71	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)	Master International Index Series	Master Small Cap Index Series
Assets

Investments at value — unaffiliated[1,2]	$3,612,929,755	$950,362,356
Investments at value — affiliated[3]	13,596,139	60,768,777
Cash pledged for financial futures contracts	3,548,560	1,937,400
Foreign currency at value[4]	72,427,156	—
Receivables:
Dividends	11,015,106	1,095,966
Contributions from investors	5,464,639	13,864,639
Investments sold	88,732	102,361,846
Securities lending income — affiliated	11,834	163,170
Variation margin receivable on financial futures contracts	—	191,247
Prepaid expenses	2,170	1,506

Total assets	3,719,084,091	1,130,746,907

Liabilities

Bank overdraft	—	1,404,470
Payables:
Investments purchased	20,205,622	98,792,961
Withdrawals to investors	10,884,541	9,552,965
Investment advisory fees	30,582	6,253
Other affiliates	5,991	3,980
Directors’ fees	4,662	2,463
Collateral on securities loaned at value	3,524,062	16,414,073
Variation margin payable on financial futures contracts	2,280,281	—
Other accrued expenses	649,002	188,489

Total liabilities	37,584,743	126,365,654

Net Assets	$3,681,499,348	$1,004,381,253

Net Assets Consist of

Investors’ capital	$3,437,048,886	$731,081,484
Net unrealized appreciation (depreciation)	244,450,462	273,299,769

Net Assets	$3,681,499,348	$1,004,381,253

[1] Investments at cost — unaffiliated	$3,367,954,960	$676,566,112
[2] Securities loaned at value	$3,270,116	$13,307,033
[3] Investments at cost — affiliated	$13,596,139	$60,845,910
[4] Foreign currency at cost	$72,347,724	—

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	72

Statements of Operations

Six Months Ended June 30, 2015 (Unaudited)	Master International Index Series	Master Small Cap Index Series
Investment Income

Dividends — unaffiliated	$70,421,219	$5,117,141
Securities lending — affiliated — net	138,285	880,900
Dividends — affiliated	6,524	32,095
Foreign taxes withheld	(8,644,069)	(4,373)

Total income	61,921,959	6,025,763

Expenses

Investment advisory	157,412	45,135
Accounting services	274,378	82,071
Custodian	241,446	100,783
Professional	47,155	35,659
Directors	35,545	12,226
Printing	10,871	10,057
Miscellaneous	41,142	22,407

Total expenses	807,949	308,338
Less fees waived and/or reimbursed by the Manager	(5,074)	(12,825)

Total expenses after fees waived and/or reimbursed	802,875	295,513

Net investment income	61,119,084	5,730,250

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(16,346,476)	29,806,312
Financial futures contracts	6,393,154	1,394,002
Foreign currency transactions	(2,596,801)	(22)

	(12,550,123)	31,200,292

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	97,457,255	8,560,375
Investments — affiliated	—	(100,624)
Financial futures contracts	(2,186,124)	(759,905)
Foreign currency translations	478,850	—

	95,749,981	7,699,846

Net realized and unrealized gain	83,199,858	38,900,138

Net Increase in Net Assets Resulting from Operations	$144,318,942	$44,630,388

See Notes to Financial Statements.

73	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Statements of Changes in Net Assets

	Master International Index Series
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$61,119,084	$39,593,185
Net realized loss	(12,550,123)	(10,016,117)
Net change in unrealized appreciation (depreciation)	95,749,981	(154,439,873)

Net increase (decrease) in net assets resulting from operations	144,318,942	(124,862,805)

Capital Transactions

Proceeds from contributions	1,297,775,878	2,104,755,672
Value of withdrawals	(430,956,711)	(322,345,637)

Net increase in net assets derived from capital transactions	866,819,167	1,782,410,035

Net Assets

Total increase in net assets	1,011,138,109	1,657,547,230
Beginning of period	2,670,361,239	1,012,814,009

End of period	$3,681,499,348	$2,670,361,239

	Master Small Cap Index Series
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$5,730,250	$10,354,007
Net realized gain	31,200,292	53,378,759
Net change in unrealized appreciation (depreciation)	7,699,846	(29,791,650)

Net increase in net assets resulting from operations	44,630,388	33,941,116

Capital Transactions

Proceeds from contributions	353,987,925	181,052,489
Value of withdrawals	(95,171,966)	(373,456,979)

Net increase (decrease) in net assets derived from capital transactions	258,815,959	(192,404,490)

Net Assets

Total increase (decrease) in net assets	303,446,347	(158,463,374)
Beginning of period	700,934,906	859,398,280

End of period	$1,004,381,253	$700,934,906

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	74

Financial Highlights	Master International Index Series

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
		2014	2013	2012	2011	2010
Total Return
Total Return	6.34%[1]	(6.02)%	21.94%	19.01%	(12.34)%	7.66%

Ratios to Average Net Assets
Total expenses	0.05%[2]	0.07%	0.07%	0.06%	0.08%	0.11%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[2]	0.07%	0.07%	0.06%	0.08%	0.10%

Net investment income	3.88%[2]	3.20%	2.97%	3.36%	3.38%	2.73%

Supplemental Data
Net assets, end of period (000)	$3,684,194	$2,670,361	$1,012,814	$758,144	$855,781	$922,700

Portfolio turnover rate	4%	6%	8%	21%	6%	8%

Master Small Cap Index Series

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
		2014	2013	2012	2011	2010
Total Return
Total Return	4.96%[1]	5.05%	39.11%	16.52%	(4.30)%	27.19%

Ratios to Average Net Assets
Total expenses	0.07%[2]	0.09%	0.07%	0.14%	0.09%	0.12%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%[2]	0.08%	0.06%	0.08%	0.07%	0.08%

Net investment income	1.27%[2]	1.45%	1.46%	2.13%	1.46%	1.27%

Supplemental Data
Net assets, end of period (000)	$1,004,381	$700,935	$859,398	$581,771	$529,054	$338,172

Portfolio turnover rate	17%	21%	22%	68%	31%	42%

[1]	Aggregate total return.
[2]	Annualized.

See Notes to Financial Statements.

75	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Notes to Financial Statements (Unaudited)	Quantitative Master Series LLC

1. Organization:

Master International Index Series (“Master International Index”) and Master Small Cap Index Series (“Master Small Cap Index”) (collectively, the “Series”, or individually, a “Series”) are a series of Quantitative Master Series LLC (the “Master LLC”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

2. Significant Accounting Policies:

The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors of the Series (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

The Series value their investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the Manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	76

Notes to Financial Statements (continued)	Quantitative Master Series LLC

reflected in the computation of the Series’ net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Investments and be valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Series uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Series’ books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Series investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Series does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Series reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Series enters into certain investments (e.g., financial futures contracts and forward foreign currency exchange contracts), that would be “senior securities” for 1940 Act purposes, the Series may segregate or designate on their books and records cash or liquid securities having a market value at least equal to the amount of the Series’ future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Other: Expenses directly related to a Series are charged to that Series. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Series have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Preferred Stock: The Series may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Series may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series, or excess collateral returned by the Series, on the next business day. During the term of the loan, the Series are entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

77	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Notes to Financial Statements (continued)	Quantitative Master Series LLC

The market value of securities on loan, all of which were classified as common stocks in the Series’ Schedules of Investments, and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of June 30, 2015, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”) which provide the right,in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of June 30, 2015, the following table is a summary of the Series’ securities lending agreements by counterparty, which are subject to offset under an MSLA:

Master International Index

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital Inc.	$295,674	$(295,674)	—
Credit Suisse Securities (USA) LLC	210,683	(210,683)	—
Deutsche Bank Securities, Inc.	151,889	(151,889)	—
JP Morgan Clearing Corp.	1,905,342	(1,905,342)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	583,268	(583,268)	—
Morgan Stanley & Co. LLC	123,260	(123,260)	—

Total	$3,270,116	$(3,270,116)	—

[1]

Collateral with a value of $3,524,062 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

Master Small Cap Index

Counterparty	Securities Loaned at Value	Cash Collateral Received[2]	Net Amount
Barclays Capital, Inc.	$1,073,132	$(1,073,132)	—
BNP Paribas Prime Brokerage, Inc.	164,138	(164,138)	—
Citigroup Global Markets, Inc.	865,449	(865,449)	—
Credit Suisse Securities (USA) LLC	30,574	(30,574)	—
Deutsche Bank Securities, Inc.	1,177,812	(1,177,812)	—
Goldman Sachs & Co.	2,915,027	(2,915,027)	—
JP Morgan Clearing Corp.	1,922,767	(1,922,767)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	295,593	(295,593)	—
Morgan Stanley & Co. LLC	3,521,443	(3,521,443)	—
National Financial Services LLC	641,095	(641,095)	—
Nomura Securities International, Inc.	13,068	(13,068)	—
UBS Securities LLC	686,935	(686,935)	—

Total	$13,307,033	$(13,307,033)	—

[2]

Collateral with a value of $16,414,073 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Series could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Derivative Financial Instruments:

The Series engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to manage economically their exposure to certain risks such as equity risk, and foreign currency exchange rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	78

Notes to Financial Statements (continued)	Quantitative Master Series LLC

Financial Futures Contracts: The Series invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Series are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Series agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Series as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

The following is a summary of the Series’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instrument Six Months Ended June 30, 2015
		Value
		Master International Index		Master Small Cap Index
	Statement of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Equity contracts	Net unrealized appreciation (depreciation)[1]	$124,818	$(650,243)	—	$(419,342)

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended June 30, 2015
	Net Realized Gain From		Net Change in Unrealized Appreciation (Depreciation) on
	Master International Index	Master Small Cap Index	Master International Index	Master Small Cap Index
Equity Contracts:
Financial futures contracts	$6,393,154	$1,394,002	$(2,186,124)	$(759,905)

For the six months ended June 30, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Master International Index	Master Small Cap Index
Financial futures contracts:
Average notional value of contracts purchased	$49,428,316	$48,668,580

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

79	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Notes to Financial Statements (continued)	Quantitative Master Series LLC

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for each management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Series. For such services, each Series pays the Manager a monthly fee at an annual rate of 0.01% of each Series’ average daily net assets.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business. The expense limitations as a percentage of average daily net assets are as follows: 0.07% for Master International Index and 0.08% for Master Small Cap Index. Prior to April 30, 2015, the expense limitation as a percentage of average daily net assets for Master International Index was 0.12%.

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2016, unless approved by the Board, including a majority of the Independent Directors. For the year ended June 30, 2015, the Manager waived $490 with respect to Master Small Cap Index, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Series pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Series’ investments in other affiliated investment companies, if any. For the six months ended June 30, 2015 the amounts waived for Master International Index and Master Small Cap Index were $5,074 and $12,335, respectively.

For the six months ended June 30, 2015, each Series reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for each Series, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Series are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Series.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Series retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, each Series retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by each Series is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended June 30, 2015, each Series paid BIM the following amounts for securities lending agent services:

Master International Index	$34,571
Master Small Cap Index	$220,225

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended June 30, 2015, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
Master Small Cap Index	$17,773,833	$31,528,501

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	80

Notes to Financial Statements (continued)	Quantitative Master Series LLC

6. Purchases and Sales:

For the six months ended June 30, 2015, purchases and sales of investments, excluding short-term securities, were as follows:

	Purchases	Sales
Master International Index	$1,045,119,755	$118,015,034
Master Small Cap Index	$374,115,551	$144,577,720

7. Income Tax Information:

The Series are classified as partnerships for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ U.S. federal tax returns remains open for each of the four years ended December 31, 2014. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series as of June 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Series’ financial statements.

As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Master International Index	Master Small Cap Index
Tax cost	$3,426,386,686	$755,434,638

Gross unrealized appreciation	$341,243,277	$300,568,491
Gross unrealized depreciation	(141,104,069)	(44,871,996)

Net unrealized appreciation	$200,139,208	$255,696,495

8. Bank Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Series may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2015, the Series did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Series invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations, including to pay principal and interest when due (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series have unsettled or open transactions may fail to or be unable to perform on their commitments. The Series manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Series.

Master International Index invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a

81	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Notes to Financial Statements (concluded)	Quantitative Master Series LLC

significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Master International Index invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master International Index’s investments.

As of June 30, 2015, Master Small Cap Index invested a significant portion of its assets in securities in the financial sector. Changes in economic conditions affecting such sectors would have a greater impact on the Master Small Cap Index and could affect the value, income and/or liquidity of positions in such securities.

As of June 30, 2015, the Series investments had the following industry classifications:

Master International Index

Industry	Percent of Long-Term Investments
Banks	15%
Pharmaceuticals	10
Telecommunications	6
Insurance	6
Food	5
Oil & Gas	5
Others	53

Master Small Cap Index

Industry	Percent of Long-Term Investments
Real Estate Investment Trusts	8%
Banks	8
Retail	6
Commercial Services	5
Pharmaceuticals	5
Software	5
Others	63

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	82

Disclosure of Investment Advisory Agreement	Quantitative Master Series LLC

The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met in person on April 21, 2015 (the “April Meeting”) and May 18-20, 2015 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master LLC, on behalf of Master International Index Series and Master Small Cap Index Series (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master LLC, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fourteen individuals, thirteen of whom were not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios and their interest holders. Among the matters the Board considered were: (a) investment performance of affiliated feeder funds that invest all of their investable assets in the corresponding Master Portfolio (each, a “representative feeder fund” and collectively, the “representative feeder funds”) for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance relative to its peers, benchmark, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios for services, such as marketing and distribution, call center and fund accounting; (c) the Master Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) the Master LLC’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; sub-advisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Master Portfolio and representative feeder fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each representative feeder fund as compared with a peer group of

83	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Disclosure of Investment Advisory Agreement (continued)	Quantitative Master Series LLC

funds as determined by Lipper1, as well as the gross investment performance of the representative feeder fund as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio to BlackRock; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC with respect to each Master Portfolio for a one-year term ending June 30, 2016. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios; (d) each representative feeder fund’s costs to investors compared to the costs of Expense Peers and each representative feeder fund’s performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the placement of Master Portfolio interests, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolios and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Master Portfolio. Throughout the year, the Board compared each representative feeder fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the performance of the Master Portfolio and the pertinent representative feeder fund and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Master Portfolio. BlackRock and its affiliates provide the Master Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio. The Board noted that the investment results of each representative feeder fund correspond directly to the investment results of the corresponding Master Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel,

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	84

Disclosure of Investment Advisory Agreement (continued)	Quantitative Master Series LLC

BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each representative feeder fund as compared to other funds in its applicable Lipper category and the gross investment performance of the representative feeder fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and representative feeder fund, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

BlackRock believes that gross performance relative to the applicable benchmark is an appropriate performance metric for each of the representative feeder funds.

The Board noted that for the one-, three- and five-year periods reported, the gross performance (before expenses and fees) of the representative feeder fund relating to Master International Index Series, as agreed upon by the Board, was out of tolerance of its benchmark, underperformed its benchmark and underperformed its benchmark, respectively. The Board and BlackRock reviewed and discussed the reasons for the representative feeder fund’s out of tolerance performance during the one-year period. The Board was informed that, underperformance for the one-year period was due in part to large flows into the representative feeder fund.

The Board noted that for the one-, three- and five-year periods reported, the gross performance (before expenses and fees) of the representative feeder fund relating to Master Small Cap Index Series, as agreed upon by the Board, was within tolerance, out of tolerance and out of tolerance of its benchmark, respectively. The Board noted the representative feeder fund’s improved performance during the one-year period. The Board and BlackRock reviewed and discussed the reasons for the representative feeder fund’s out of tolerance performance during the three- and five-year periods. The Board was informed that, among other things, one of the factors which caused the representative feeder fund to exceed the benchmark, by an out of tolerance amount, in the three- and five-year periods was the result of securities lending.

The Board and BlackRock also discussed BlackRock’s strategy for improving the performance of each Master Portfolio/representative feeder fund and BlackRock’s commitment to providing the resources necessary to assist the portfolio managers of each Master Portfolio in seeking to do so.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual management fee rate compared with the other funds in the corresponding representative feeder fund’s Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each representative feeder fund’s total expense ratio, as well as each Master Portfolio’s actual management fee rate, to those of other funds in the corresponding representative feeder fund’s Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

85	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

Disclosure of Investment Advisory Agreement (concluded)	Quantitative Master Series LLC

In addition, the Board considered the cost of the services provided to the Master Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolios. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that with respect to each Master Portfolio, the Master Portfolio’s contractual management fee rate ranked in the first quartile, and the actual management fee rate and the corresponding representative feeder fund’s total expense ratio ranked in the first and second quartiles, respectively, relative to the representative feeder fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on each Master Portfolio’s total expenses as a percentage of the Master Portfolio’s average daily net assets. The Board noted that BlackRock proposed, and the Board agreed to, a lower contractual expense cap on the Master International Index Series. This expense cap reduction was implemented on April 30, 2015.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolios. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC with respect to each Master Portfolio for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015	86

Officers and Directors

Rodney D. Johnson, Chair of the Board and Director

David O. Beim, Director

Collette Chilton, Director

Frank J. Fabozzi, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Cynthia A. Montgomery, Director

Barbara G. Novick, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Mark Stalnecker, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Master LLC and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Master LLC.

Effective May 18, 2015, Ian MacKinnon resigned as a Director of the Master LLC.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodian State Street Bank and Trust Company Boston, MA 02110	Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Master LLC 100 Bellevue Parkway Wilmington, DE 19809

	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Sidley Austin LLP New York, NY 10019

87	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2015

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Call (800) 658-5811	P.O. Box 219643
Kansas City, MO 64121

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, each Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available in each Fund’s Statement of Additional Information, which may be obtained free of charge on www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. Each Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN	TRANSFER AGENT	INDEPENDENT REGISTERED	DISTRIBUTOR
State Street Bank and	Boston Financial Data	PUBLIC ACCOUNTING	Foreside Fund Services,
Trust	Services	FIRM	LLC
Boston, Massachusetts	Kansas City, Missouri	Ernst & Young LLP	Portland, Maine
Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Small Cap Index Fund, and American Beacon International Equity Index Fund are service marks of American Beacon Advisors, Inc.

SAR 6/15

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

U.S. Treasury securities are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. They are also subject to credit and interest rate risks. In a period of sustained deflation, inflation-indexed securities may not pay any income and may suffer a loss. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2015

Dear Shareholders,

Since 1997, the U.S. Treasury has been issuing Treasury Inflation-Protected Securities (“TIPS”). The principal of these securities, backed by the full faith and credit of the federal government, is tied to the Consumer Price Index. With a rise in the index, or inflation, the principal increases. With a fall in the index, or deflation, the principal decreases. And, at maturity, the U.S. Treasury pays the original or adjusted principal, whichever is greater.

During the first half of 2015, U.S. bond prices fell. Rising rates and wider spreads caused negative returns in many fixed-income categories. Long-duration bonds had the largest decline and lower-credit categories outperformed as higher coupons helped offset rising rates. Despite the ups and downs in the period,

TIPS posted a small loss and moved in the same general direction, but with less volatility, as straight Treasuries. As of June 30, 2015, the average interest rate for TIPS was 0.883%, as compared to 0.994% for the same period a year ago.

The American Beacon Treasury Inflation Protected Securities Fund, unlike many other funds in its peer group, seeks to provide inflation protection and income by investing primarily in TIPS. This strategy provides inflation protection without unnecessary exposure to the risks associated with other instruments. By benchmarking against the lower duration Barclays Capital 1-10 Year U.S. TIPS Index, the Fund strives to be less sensitive to changes in real interest rates.

For the six months ended June 30, 2015, the American Beacon Treasury Inflation Protected Securities Fund (Investor Class) returned 0.78%.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon Treasury Inflation Protected Securities FundSM

Performance Overview

June 30, 2015 (Unaudited)

The Investor Class of the Treasury Inflation Protected Securities Fund (the “Fund”) returned 0.78% for the six months ended June 30, 2015, underperforming the Barclays Capital 1-10 Year U.S. TIPS Index (the “Index”) return of 1.06%.

Total Returns for the Period ended 6/30/15
	Ticker	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,7,8)	ATPIX	1.07%	(2.14)%	2.22%	3.49%
Y Class (1,2,7,8)	ACUYX	0.77%	(2.48)%	1.86%	3.30%
Investor Class (1,3,7,8)	ABTPX	0.78%	(2.59)%	1.80%	3.21%
A Class with sales load (1,4,7,8)	ATSAX	(4.10)%	(7.34)%	0.54%	2.57%
A Class without sales load (1,4,7,8)	ATSAX	0.68%	(2.70)%	1.52%	3.07%
C Class with sales load (1,5,7,8)	ATSCX	(0.70)%	(4.49)%	0.75%	2.68%
C Class without sales load (1,5,7,8)	ATSCX	0.30%	(3.49)%	0.75%	2.68%
Barclays Capital 1-10 Yr. U.S. TIPS Index (6)		1.06%	(1.95)%	2.36%	3.70%
Barclays Capital U.S. TIPS Index (6)		0.34%	(1.73)%	3.29%	4.13%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 6/30/05.
3.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class up to 3/2/09, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 6/30/05.
4.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 6/30/05 through 3/1/09, and the Investor Class from 3/2/09 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 6/30/05. The maximum sales charge for A Class is 4.75%.
5.	Fund performance for the five-year and ten-year periods represent the total returns achieved by the Institutional Class from 6/30/05 through 3/1/09, and the Investor Class from 3/2/09 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/30/05. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The Barclays Capital 1-10 Yr. U.S. TIPS Index is an unmanaged market index comprising U.S. Treasury inflation-indexed securities with maturities between one and ten years while the Barclays Capital U.S. TIPS Index includes all maturities. One cannot directly invest in an index.
7.	A portion of the fees charged to the Institutional Class of the Fund has been waived since 2005. A portion of the fees charged to the Investor Class of the Fund was waived from its inception. A portion of the fees charged to the Y, A, and C Classes has been waived since 2011. Performance prior to waiving fees was lower than the actual returns shown.
8.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.40%, 0.63%, 0.81%, 0.94%, and 1.69% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund produced positive absolute returns for the six-month time period, benefiting from the months of January and April, as TIPS rallied amid weak economic data during those times.

From a yield curve positioning standpoint, the Fund’s underperformance relative to the Index stemmed from underweight allocations in the 1-2 year and 2-3 year maturity ranges during the prior six months, and from overweighting the 6-7 year maturity range. Overweighting the 7-8 year maturity range and

2

American Beacon Treasury Inflation Protected Securities FundSM

Performance Overview

June 30, 2015 (Unaudited)

underweighting the 3-4 year maturity range added value during the period. Security selection within the 2-3 year maturity range also contributed positively during the period.

From a duration perspective, one sub-advisor began the period with a short duration position relative to the Index, benefitting performance. The sub-advisor moved to duration neutral during mid-January, and both sub-advisors maintained neutral positioning through the remainder of the six-month period.

The Fund remains focused on investing in TIPS to provide inflation protection and income to its shareholders.

Top Ten Holdings (% Net Assets)
U.S. Treasury Inflation Protected Security, 0.125%, Due 1/15/2022	13.1
U.S. Treasury Inflation Protected Security, 0.125%, Due 4/15/2017	11.6
U.S. Treasury Inflation Protected Security, 0.125%, Due 4/15/2019	8.5
U.S. Treasury Inflation Protected Security, 0.625%, Due 1/15/2024	7.5
U.S. Treasury Inflation Protected Security, 2.375%, Due 1/15/2025	7.4
U.S. Treasury Inflation Protected Security, 1.25%, Due 7/15/2020	6.6
U.S. Treasury Inflation Protected Security, 0.625%, Due 7/15/2021	6.6
U.S. Treasury Inflation Protected Security, 0.125%, Due 7/15/2022	5.8
U.S. Treasury Inflation Protected Security, 0.375%, Due 7/15/2023	4.8
U.S. Treasury Inflation Protected Security, 0.125%, Due 4/15/2020	4.8

Total Fund Holdings	22

Portfolio Statistics
Effective Maturity (years)	5.4
Effective Duration (years)	5.5
3-Year Standard Deviation	3.9

Security Type (% of Total Investments)
Treasury Inflation Protected Securities	98.8
Short-Term Investments	0.9

3

American Beacon Treasury Inflation Protected Securities FundSM

Fund Expenses

June 30, 2015 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses

The “Actual” line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Shareholders that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your cost would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15
Institutional Class
Actual	$1,000.00	$1,010.67	$1.40
Hypothetical **	$1,000.00	$1,023.41	$1.40
Y Class
Actual	$1,000.00	$1,007.73	$3.04
Hypothetical **	$1,000.00	$1,021.77	$3.06
Investor Class
Actual	$1,000.00	$1,007.82	$3.44
Hypothetical **	$1,000.00	$1,021.37	$3.46
A Class
Actual	$1,000.00	$1,006.85	$4.48
Hypothetical **	$1,000.00	$1,020.33	$4.51
C Class
Actual	$1,000.00	$1,003.02	$8.34
Hypothetical **	$1,000.00	$1,016.46	$8.40

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.28%, 0.61%, 0.69%, 0.90%, and 1.68% for the Institutional, Y, Investor, A, and C Class, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

4

American Beacon Treasury Inflation Protected Securities FundSM

Schedule of Investments

June 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. TREASURY OBLIGATIONS - 98.83%
0.125%, Due 4/15/2016 A	$1,147	$1,152
2.50%, Due 7/15/2016 A	2,548	2,643
0.125%, Due 4/15/2017 A	29,546	29,948
1.625%, Due 1/15/2018 A	1,417	1,498
0.125%, Due 4/15/2018 A	11,165	11,341
1.375%, Due 7/15/2018 A	2,463	2,612
2.125%, Due 1/15/2019 A	10,050	10,942
0.125%, Due 4/15/2019 A	21,728	22,010
1.875%, Due 7/15/2019 A	2,792	3,043
1.375%, Due 1/15/2020 A	848	906
0.125%, Due 4/15/2020 A	12,219	12,317
1.25%, Due 7/15/2020 A	15,871	16,982
1.125%, Due 1/15/2021 A	4,229	4,473
0.625%, Due 7/15/2021 A	16,401	16,929
0.125%, Due 1/15/2022 A	34,191	33,883
0.125%, Due 7/15/2022 A	14,989	14,876
0.125%, Due 1/15/2023 A	11,741	11,534
0.375%, Due 7/15/2023 A	12,342	12,386
0.625%, Due 1/15/2024 A	18,966	19,289
0.125%, Due 7/15/2024 A	6,810	6,642
2.375%, Due 1/15/2025 A	16,191	19,047
2.50%, Due 1/15/2029 A	672	828

Total U.S. Treasury Obligations (Cost $256,545)		255,281

	Shares
SHORT-TERM INVESTMENTS - 0.92% (Cost $2,373)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,372,982	2,373

TOTAL INVESTMENTS - 99.75% (Cost $258,917)		257,654
OTHER ASSETS, NET OF LIABILITIES - 0.25%		649

TOTAL NET ASSETS - 100.00%		$258,303

Percentages are stated as a percent of net assets.

A	Inflation-Indexed Note.

See accompanying notes

5

American Beacon Treasury Inflation Protected Securities FundSM

Statement of Assets and Liabilities

June 30, 2015 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investments in unaffiliated securities, at fair value A	$257,654
Receivable for investments sold	5,189
Receivable for fund shares sold	376
Dividends and interest receivable	665
Receivable for expense reimbursement (Note 2)	21
Prepaid expenses	38

Total assets	263,943

Liabilities:
Payable for investments purchased	5,230
Payable for fund shares redeemed	301
Management and investment advisory fees payable	24
Administrative service and service fees payable	32
Transfer agent fees payable	7
Custody and fund accounting fees payable	3
Professional fees payable	22
Prospectus and shareholder reports fees payable	16
Trustee fees payable	3
Other liabilities	2

Total liabilities	5,640

Net assets	$258,303

Analysis of Net Assets:
Paid-in-capital	266,567
Undistributed (or overdistribution of) net investment income	—
Accumulated net realized (loss)	(7,000)
Unrealized depreciation of investments	(1,264)

Net assets	$258,303

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	24,477,404

Y Class	50,042

Investor Class	213,835

A Class	51,939

C Class	9,856

Net assets (not in thousands):
Institutional Class	$254,945,749

Y Class	$522,063

Investor Class	$2,203,285

A Class	$534,208

C Class	$98,046

Net asset value, offering and redemption price per share:
Institutional Class	$10.42

Y Class	$10.43

Investor Class	$10.30

A Class	$10.29

A Class (offering price)	$10.80

C Class	$9.95

A Cost of investments in unaffiliated securities	$258,918

See accompanying notes

6

American Beacon Treasury Inflation Protected Securities FundSM

Statement of Operations

For the Six Months ended June 30, 2015 (Unaudited) (in thousands)

Investment Income:
Interest income	$(1,016)

Total investment income	(1,016)

Expenses:
Management and investment advisory fees (Note 2)	140
Administrative service fees (Note 2):
Institutional Class	185
Y Class	1
Investor Class	3
A Class	1
Transfer agent fees:
Institutional Class	40
Investor Class	1
Custody and fund accounting fees	19
Professional fees	25
Registration fees and expenses	38
Service fees (Note 2):
Investor Class	3
Distribution fees (Note 2):
A Class	1
C Class	1
Prospectus and shareholder report expenses	16
Trustee fees	6
Other expenses	8

Total expenses	488

Net fees waived and expenses reimbursed (Note 2)	(125)

Net expenses	363

Net investment income	(1,379)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(799)
Change in net unrealized appreciation or (depreciation) of:
Investments	4,597

Net gain from investments	3,798

Net increase in net assets resulting from operations	$2,419

See accompanying notes

7

American Beacon Treasury Inflation Protected Securities FundSM

Statement of Changes in Net Assets (in thousands)

	Six Months Ended June 30, 2015	Year Ended Dec. 31, 2014
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(1,379)	$1,872
Net realized (loss) from investments	(799)	(758)
Change in net unrealized appreciation or (depreciation) from investments	4,597	(609)

Net increase in net assets resulting from operations	2,419	505

Distributions to Shareholders:
Net investment income:
Institutional Class	—	(1,861)
Y Class	—	(3)
Investor Class	—	(7)
A Class	—	(1)
C Class	—	—
Return of Capital
Institutional Class	—	(248)
Y Class	—	—
Investor Class	—	(1)
Y Class	—	—
C Class	—	—

Net distributions to shareholders	—	(2,121)

Capital Share Transactions:
Proceeds from sales of shares	30,779	85,648
Reinvestment of dividends and distributions	—	2,119
Cost of shares redeemed	(22,764)	(45,874)

Net increase in net assets from capital share transactions	8,015	41,893

Net increase in net assets	10,434	40,277

Net Assets:
Beginning of period	247,869	207,592

End of Period *	$258,303	$247,869

* Includes undistributed (or overdistribution of) net investment income	$—	$—

See accompanying notes

8

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. As of June 30, 2015, the Trust consists of thirty-one active series, one of which is presented in this filing: American Beacon Treasury Inflation Protected Securities Fund (the “Fund”). The remaining thirty active series are reported in separate filings.

Effective April 30, 2015, American Beacon Advisors, Inc. (the “Manager”) became a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, two prominent private equity firms. Prior to April 30, the Manager was a wholly-owned subsidiary of Lighthouse Holdings, Inc., which was indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two leading private equity firms.

Recently Adopted Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements,” which amends the criteria that define an investment company and clarifies the measurement guidance and requires new disclosures for investment companies. Under the ASU, an entity that is registered under the Investment Company Act of 1940 automatically qualifies as an investment company. The Fund adopted this ASU for the fiscal year ended December 31, 2015. Management has evaluated the implications of the ASU and determined that adoption thereof will not have a material impact on the financial statements.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. Investment assets of the Fund may be managed by multiple investment advisors which have entered into separate

9

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets. The Fund pays the unaffiliated investment advisors hired to direct investment activities of the Fund. Management fees paid during the six months ended June 30, 2015 were as follows (in thousands):

Management Fee Rate	Management Fee	Amounts Paid to Investment Sub-Advisors	Amounts Paid to Manager
0.11%	$140	$78	$62

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.15% of the average daily net assets of the Institutional Class and 0.30% of the average daily net assets of the Y, Investor, A, and C Classes of the Fund.

Distribution Plans

The Trust, except for the A and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

A separate Distribution Plan (the “Distribution Plan”) has been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class of the Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Services Plan

The Manager and the Trust entered into a Service Plan which obligates the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund. Service fees for the Y, A, and C Classes for the six months ended June 30, 2015 were less than $500.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. For the six months ended June 30, 2015, the Fund did not utilize the credit facility.

10

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reimburse a portion of its Administrative Service fee for the Institutional Class and other expenses of the Y, Investor, A, and C Classes. Of these amounts $21,037 was receivable from the Manager at June 30, 2015. For the six months ended June 30, 2015, the Manager reimbursed expenses as follows:

	Expense Cap and Limits		Expiration of
Class	1/1/15 to 6/30/15	Reimbursed Expenses	Reimbursements
Institutional	0.10%*	$123,507	2018
Y	0.61%	12	2018
Investor	0.69%	1,485	2018
A	0.90%	75	2018
C	1.68%	17	2018

*	The Manager has contractually agreed to reduce the Administrative Service Fees for the Institutional Class in an amount equal to 0.10% of the average daily net assets of the class through April 30, 2016.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability, is $246,503, $207,574 and $232,814 which will expire in 2015, 2016, and 2017 respectively. The Fund has not recorded a liability for these potential reimbursements, due to the current assessment that reimbursements are unlikely.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months ended June 30, 2015, Foreside collected $124 from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended June 30, 2015, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended June 30, 2015, there were no CDSC fees for the Fund.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

11

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).

Valuation Inputs

Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.
Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all significant transfers between any levels to be disclosed. During the six months ended June 30, 2015, there were no transfers between levels. As of June 30, 2015, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$255,281	$—	$255,281
Short-Term Investments - Money Market Funds	2,373	—	—	2,373

Total Investments in Securities	$2,373	$255,281	$—	$257,654

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a

12

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income is recorded on the ex-dividend date. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least semi-annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based up on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

U.S. Treasury Inflation Protected Securities

Treasury Inflation Protected securities (“TIPs”) are inflation-indexed bonds issued by the U.S. Treasury. The principal amount is adjusted daily to the rate of inflation. Interest is accrued based on the adjusted principal amount. The adjustments to the principal due to inflation are reflected as increases or decreases to interest income in the accompanying Statement of Operations, even though principal is not received until maturity. Such adjustments may have a significant impact on the Fund’s distributions.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the

13

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Principal Risks

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Offsetting Assets and Liabilities

The Fund is party to enforceable master netting agreements between brokers and counterparties, such as Master Repo Agreements which provide for the right to offset under certain circumstances. The Fund employs multiple counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. There was no offsetting activity on the Statement of Assets and Liabilities as of June 30, 2015.

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”) by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expense” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

14

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
	(unaudited)
Distributions paid from:
Ordinary income:*
Institutional Class	$—	$1,861
Y Class	—	3
Investor Class	—	7
A Class	—	1
C Class	—	—
Tax Return of Capital
Institutional Class	—	248
Y Class	—	—
Investor Class	—	1
A Class	—	—
C Class	—	—

Total distributions paid	$—	$2,121

*	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

As of June 30, 2015, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$261,357

Unrealized appreciation	290
Unrealized depreciation	(3,993)

Net unrealized appreciation or (depreciation)	(3,703)

Undistributed ordinary income	—
Undistributed long-term gain or (loss)	(4,561)
Other temporary differences	—

Distributable earnings or (deficits)	$(8,264)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from rounding differences as of June 30, 2015 (in thousands):

Paid-in-capital	$(1,379)
Undistributed net investment income	1,379
Accumulated net realized gain (loss)	—
Unrealized appreciation or (depreciation) of investments	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2015, the Fund has $2,859 of short-term and $1,702 of long-term post enactment capital loss carryforwards (in thousands).

15

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

June 30, 2015 (Unaudited)

7. Investment Transactions

Purchases and proceeds from sales of investments for the six months ended June 30, 2014, excluding short-term investments, were $141,703 and $133,852, respectively (in thousands). These amounts also represent purchases and sales of U.S. Government securities.

8. Capital Share Transactions

The tables below summarize the activity in capital shares (dollars and shares in thousands):

For the Six Months Ended June 30, 2015

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,926	$30,551	11	$112	10	$100
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(2,127)	(22,188)	(18)	(188)	(23)	(230)

Net increase (decrease) in shares outstanding	799	$8,363	(7)	$(76)	(13)	$(130)

	A Class		C Class
	Shares	Amount	Shares	Amount
Shares sold	1	$16	—	$—
Reinvestment of dividends	—	—	—	—
Shares redeemed	(14)	(148)	(1)	(10)

Net (decrease) in shares outstanding	(13)	$(132)	(1)	$(10)

For the Year Ended December 31, 2014

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,046	$84,971	22	$229	17	$176
Reinvestment of dividends	204	2,108	—	3	1	8
Shares redeemed	(4,045)	(42,621)	(25)	(264)	(221)	(2,294)

Net increase (decrease) in shares outstanding	4,205	$44,458	(3)	$(32)	(203)	$(2,110)

	A Class		C Class
	Shares	Amount	Shares	Amount
Shares sold	14	$142	13	$130
Reinvestment of dividends	—	—	—	—
Shares redeemed	(27)	(276)	(42)	(419)

Net (decrease) in shares outstanding	(13)	$(134)	(29)	$(289)

16

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17

American Beacon Treasury Inflation Protected Securities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended June 30,		Year Ended December 31,
	2015		2014		2013	2012		2011		2010
	(unaudited)
Net asset value, beginning of period	$10.31		$10.34		$10.97	$11.16		$10.51		$10.16

Income from investment operations:
Net investment income (loss)	(0.05)		0.09		(0.02)	0.04		0.28		0.16
Net gains (losses) from investments (both realized and unrealized)	0.16		(0.03)		(0.61)	0.49		0.67		0.35

Total income (loss) from investment operations	0.11		0.06		(0.63)	0.53		0.95		0.51

Less distributions:
Dividends from net investment income	—		(0.08)		—	(0.07)		(0.29)		(0.16)
Distributions from net realized gains	—		—		—	(0.49)		—		—
Tax return of capital	—		(0.01	)A	—	(0.16	)A	(0.01	)A	—

Total distributions	—		(0.09)		—	(0.72)		(0.30)		(0.16)

Net asset value, end of period	$10.42		$10.31		$10.34	$10.97		$11.16		$10.51

Total return B	1.07	%C	0.58%		(5.74)%	4.80%		9.14%		5.03%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$254,946		$244,192		$201,381	$202,274		$206,864		$157,195
Ratios to average net assets:
Expenses, before reimbursements	0.38	%D	0.40%		0.39%	0.37%		0.36%		0.35%
Expenses, net of reimbursements	0.28	%D	0.30%		0.30%	0.27%		0.26%		0.25%
Net investment income (loss), before reimbursements	(1.19	)%D	0.71%		(0.31)%	0.64%		2.24%		1.40%
Net investment income (loss), net of reimbursements	(1.09	)%D	0.81%		(0.21)%	0.74%		2.34%		1.50%
Portfolio turnover rate	53	%C	102%		252%	286%		381%		214%

A	The tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Amount represents less than $0.01 per share.
F	Portfolio turnover rate is for the period from January 1 through December 31, 2010.

18

American Beacon Treasury Inflation Protected Securities FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class											Investor Class
Six Months Ended June 30,		Year Ended December 31,							Mar. 1 to Dec. 31, 2010		Six Months Ended June 30, 2015		Year Ended December 31,
2015		2014		2013	2012		2011						2014		2013	2012		2011		2010
(unaudited)											(unaudited)
$10.35		$10.37		$11.03	$11.24		$10.60		$10.25		$10.22		$10.24		$10.90	$11.12		$10.48		$10.13

(0.08)		0.05		(0.07)	0.09		0.26		0.05		(0.10)		(0.05)		(0.13)	0.06		0.24		0.06
0.16		(0.02)		(0.59)	0.41		0.65		0.35		0.18		0.06		(0.53)	0.42		0.66		0.41

0.08		0.03		(0.66)	0.50		0.91		0.40		0.08		0.01		(0.66)	0.48		0.90		0.47

—		(0.04)		—	(0.06)		(0.26)		(0.05)		—		(0.03)		—	(0.05)		(0.25)		(0.12)
—		—		—	(0.49)		—		—		—		—		—	(0.49)		—		—
—		(0.01	)A	—	(0.16	)A	(0.01	)A	—		—		(0.00	)A,E	—	(0.16	)A	(0.01	)A	—

—		(0.05)		—	(0.71)		(0.27)		(0.05)		—		(0.03)		—	(0.70)		(0.26)		(0.12)

$10.43		$10.35		$10.37	$11.03		$11.24		$10.60		$10.30		$10.22		$10.24	$10.90		$11.12		$10.48

0.77	%C	0.32%		(5.98)%	4.42%		8.66%		3.89	%C	0.78	%C	0.14%		(6.06)%	4.32%		8.67%		4.62%

$522		$593		$627	$1,051		$501		$365		$2,203		$2,315		$4,395	$19,438		$19,920		$15,262

0.61	%D	0.63%		0.63%	0.62%		1.04%		0.60	%D	0.82	%D	0.81%		0.79%	0.77%		0.77%		0.75%
0.61	%D	0.61%		0.61%	0.61%		0.63%		0.60	%D	0.69	%D	0.69%		0.69%	0.69%		0.68%		0.64%
(1.53	)%D	0.46%		(0.59)%	0.81%		1.80%		0.85	%D	(1.77	)%D	0.25%		(0.66)%	0.44%		2.24%		1.06%
(1.53	)%D	0.47%		(0.57)%	0.82%		2.21%		0.85	%D	(1.63	)%D	0.37%		(0.56)%	0.53%		2.32%		1.17%
53	%C	102%		252%	286%		381%		214	%F	53	%C	102%		252%	286%		381%		214%

19

American Beacon Treasury Inflation Protected Securities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30,		Year Ended December 31,							May 17 to Dec. 31, 2010
	2015		2014		2013	2012		2011
	(unaudited)
Net asset value, beginning of period	$10.22		$10.23		$10.93	$11.15		$10.54		$10.35

Income from investment operations:
Net investment income (loss)	(0.17)		(0.01)		(0.07)	0.00		0.10		0.04
Net gains (losses) from investments (both realized and unrealized)	0.24		0.01		(0.63)	0.45		0.76		0.19

Total income (loss) from investment operations	0.07		0.00		(0.70)	0.45		0.86		0.23

Less distributions:
Dividends from net investment income	—		(0.01)		—	(0.02)		(0.24)		(0.04)
Distributions from net realized gains	—		—		—	(0.49)		—		—
Tax return of capital	—		(0.00	)A,E	—	(0.16	)A	(0.01	)A	—

Total distributions	—		(0.01)		—	(0.67)		(0.25)		(0.04)

Net asset value, end of period	$10.29		$10.22		$10.23	$10.93		$11.15		$10.54

Total return B	0.68	%C	0.03%		(6.40)%	4.07%		8.17%		2.23	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$534		$662		$793	$741		$855		$155
Ratios to average net assets:
Expenses, before reimbursements	0.93	%D	0.99%		1.06%	1.07%		1.32%		0.99	%D
Expenses, net of reimbursements	0.90	%D	0.95%		1.00%	1.01%		1.03%		0.99	%D
Net investment income (loss), before reimbursements	(1.95	)%D	0.25%		(0.93)%	0.07%		0.88%		0.55	%D
Net investment income (loss), net of reimbursements	(1.93	)%D	0.29%		(0.86)%	0.13%		1.17%		0.55	%D
Portfolio turnover rate	53	%C	102%		252%	286%		381%		214	%F

A	The tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Amount represents less than $0.01 per share.
F	Portfolio turnover rate is for the period from January 1 through December 31, 2010.

20

American Beacon Treasury Inflation Protected Securities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30,		Year Ended December 31,						Sept. 1 to Dec. 31, 2010
	2015		2014	2013	2012		2011
	(unaudited)
Net asset value, beginning of period	$9.92		$10.00	$10.77	$11.06		$10.46		$10.38

Income from investment operations:
Net investment income (loss)	(0.23)		(0.76)	(0.15)	(0.05)		0.13		0.00
Net gains (losses) from investments (both realized and unrealized)	0.26		0.68	(0.62)	0.41		0.65		0.08

Total income (loss) from investment operations	0.03		(0.08)	(0.77)	0.36		0.78		0.08

Less distributions:
Dividends from net investment income	—		—	—	—		(0.17)		—
Distributions from net realized gains	—		—	—	(0.49)		—		—
Tax return of capital	—		—	—	(0.16	)A	(0.01	)A	—

Total distributions	—		—	—	(0.65)		(0.18)		—

Net asset value, end of period	$9.95		$9.92	$10.00	$10.77		$11.06		$10.46

Total return B	0.30	%C	(0.80)%	(7.15)%	3.26%		7.47%		0.77	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$98		$107	$396	$307		$266		$153
Ratios to average net assets:
Expenses, before reimbursements	1.71	%D	1.74%	1.79%	1.79%		2.62%		1.77	%D
Expenses, net of reimbursements	1.68	%D	1.74%	1.78%	1.77%		1.79%		1.77	%D
Net investment income (loss), before reimbursements	(2.69	)%D	(0.43)%	(1.71)%	(0.61)%		0.25%		(0.05	)%D
Net investment income (loss), net of reimbursements	(2.66	)%D	(0.42)%	(1.69)%	(0.59)%		1.08%		(0.05	)%D
Portfolio turnover rate	53	%C	102%	252%	286%		381%		214	%F

A	The tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Amount represents less than $0.01 per share.
F	Portfolio turnover rate is for the period from January 1 through December 31, 2010.

21

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

Special meetings of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) were held on April 7 and April 28, 2015. The shareholders of the Treasury Inflation Protected Securities (TIPS) Fund (the “Fund”) approved a new investment management agreement between American Beacon Advisors, Inc. and the Fund. Approval of this proposal required a majority of the outstanding voting securities of the Fund. The following are the results of the shareholder votes for this proposal:

Funds	For	Against	Abstain	Non-Voting
TIPS Fund	240,197,774.17	302.18	18,517.08	5,409,129.57

Special meetings of shareholders of the Trust were held on April 7 and April 28, 2015. The shareholders of the Trust approved the re-election of nine of the current Trustees to the Board of the Trust and the election of two additional Trustees to the Board. Approval of this proposal required a plurality vote of the Trust’s shares. The following are the results of the election of each Trustee:

Gilbert G. Alvarado
Affirmative	16,655,574,211.10
Withhold	242,060,281.87

Joseph B. Armes
Affirmative	16,653,130,207.99
Withhold	244,504,284.98

Gerard J. Arpey
Affirmative	16,659,813,172.19
Withhold	237,821,320.78

W. Humphrey Bogart
Affirmative	16,532,151,093.14
Withhold	365,483,399.83

Brenda A. Cline
Affirmative	16,662,050,138.08
Withhold	235,584,354.89

Eugene J. Duffy
Affirmative	16,430,210,258.21
Withhold	467,424,234.76

Thomas M. Dunning
Affirmative	16,651,792,247.83
Withhold	245,842,245.14

Alan D. Feld
Affirmative	14,899,039,186.08
Withhold	1,998,595,306.89

Richard A. Massman
Affirmative	16,651,582,060.07
Withhold	246,052,432.90

Barbara J. McKenna
Affirmative	16,435,773,869.81
Withhold	461,860,623.16

R. Gerald Turner
Affirmative	16,653,429,720.08
Withhold	244,204,772.89

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Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com, approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Treasury Inflation Protected Securities Fund are service marks of American Beacon Advisors, Inc.

SAR 6/15

ITEM 2. CODE OF ETHICS.

The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 8, 2015

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: September 8, 2015